Schedule of Investments
Blue Chip Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .17 % Shares Held Value (000's)
Money Market Funds - 0 .17%
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b)
17,223 $ 17
TOTAL INVESTMENT COMPANIES $ 17
COMMON STOCKS - 100 .03 % Shares Held Value (000's)
Aerospace & Defense - 5 .04%
TransDigm Group Inc 699 $ 515
Chemicals - 2 .44%
Linde PLC 495 176
Sherwin-Williams Co/The 327 73
$ 249
Commercial Services - 8 .43%
CoStar Group Inc
(c)
3,527 243
Moody's Corp 1,259 385
S&P Global Inc 674 233
$ 861
Distribution & Wholesale - 2 .06%
Copart Inc
(c)
2,790 210
Diversified Financial Services - 12 .18%
Brookfield Asset Management Ltd 2,941 96
Charles Schwab Corp/The 3,195 167
Mastercard Inc 1,322 481
Visa Inc 2,220 501
$ 1,245
Healthcare - Products - 5 .32%
Danaher Corp 1,594 402
IDEXX Laboratories Inc
(c)
220 110
Intuitive Surgical Inc
(c)
125 32
$ 544
Insurance - 3 .91%
Progressive Corp/The 2,796 400
Internet - 15 .87%
Alphabet Inc - A Shares
(c)
1,137 118
Alphabet Inc - C Shares
(c)
4,937 513
Amazon.com Inc
(c)
6,892 712
Netflix Inc
(c)
808 279
$ 1,622
Lodging - 2 .56%
Hilton Worldwide Holdings Inc 1,861 262
Pharmaceuticals - 2 .01%
Zoetis Inc 1,230 205
Private Equity - 5 .84%
Brookfield Corp 12,585 410
KKR & Co Inc 3,556 187
$ 597
REITs - 4 .44%
American Tower Corp 2,100 429
SBA Communications Corp 96 25
$ 454
Retail - 3 .78%
CarMax Inc
(c)
1,060 68
Costco Wholesale Corp 203 101
O'Reilly Automotive Inc
(c)
255 217
$ 386
Semiconductors - 0 .57%
NVIDIA Corp 209 58
Software - 22 .66%
Adobe Inc
(c)
1,067 411
Intuit Inc 881 393
Microsoft Corp 4,306 1,241
Roper Technologies Inc 571 252
Salesforce Inc
(c)
97 19
$ 2,316
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .92%
Union Pacific Corp 1,482 $ 298
TOTAL COMMON STOCKS $ 10,222
Total Investments $ 10,239
Other Assets and Liabilities -  (0.20)% (20)
TOTAL NET ASSETS - 100.00% $ 10,219
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Financial 26 .37%
Technology 23 .23%
Communications 15 .87%
Consumer, Non-cyclical 15 .76%
Consumer, Cyclical 8 .40%
Industrial 7 .96%
Basic Materials 2 .44%
Money Market Funds 0 .17%
Other Assets and Liabilities
( 0 .20 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
March 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 194 $ 829 $ 1,006 $ 17
$ 194 $ 829 $ 1,006 $ 17
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .46 % Shares Held Value (000's)
Money Market Funds - 2 .46%
BlackRock Liquidity FedFund - Institutional
Class 4.72%
(a),(b)
3,174,686 $ 3,175
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b),(c)
54,289,981 54,290
$ 57,465
TOTAL INVESTMENT COMPANIES $ 57,465
BONDS - 30 .15%
Principal
Amount (000's) Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 158
5.40%, 10/01/2048 300 289
Omnicom Group Inc
2.45%, 04/30/2030 160 137
2.60%, 08/01/2031 295 250
$ 834
Aerospace & Defense - 0 .47%
Boeing Co/The
2.75%, 02/01/2026 175 166
2.95%, 02/01/2030 170 150
3.25%, 02/01/2028 325 303
3.25%, 02/01/2035 170 139
3.63%, 02/01/2031 175 160
3.75%, 02/01/2050 235 178
3.95%, 08/01/2059 315 231
4.88%, 05/01/2025 620 619
5.04%, 05/01/2027 310 312
5.15%, 05/01/2030 310 312
5.71%, 05/01/2040 310 314
5.81%, 05/01/2050 505 508
5.88%, 02/15/2040 154 159
General Dynamics Corp
1.15%, 06/01/2026 195 177
2.25%, 06/01/2031 195 168
3.25%, 04/01/2025 80 78
3.50%, 04/01/2027 160 155
3.75%, 05/15/2028 300 293
4.25%, 04/01/2040 160 151
L3Harris Technologies Inc
1.80%, 01/15/2031 90 73
2.90%, 12/15/2029 60 53
3.83%, 04/27/2025 500 487
Lockheed Martin Corp
1.85%, 06/15/2030 55 47
3.55%, 01/15/2026 120 119
3.80%, 03/01/2045 375 324
3.90%, 06/15/2032 100 97
4.07%, 12/15/2042 47 43
4.09%, 09/15/2052 389 352
4.15%, 06/15/2053 100 91
4.70%, 05/15/2046 25 25
4.95%, 10/15/2025 135 137
5.10%, 11/15/2027 150 156
5.25%, 01/15/2033 150 160
5.70%, 11/15/2054 150 171
Northrop Grumman Corp
3.20%, 02/01/2027 500 478
3.85%, 04/15/2045 500 418
4.03%, 10/15/2047 300 261
4.70%, 03/15/2033 150 151
4.95%, 03/15/2053 115 115
Raytheon Technologies Corp
1.90%, 09/01/2031 170 139
2.25%, 07/01/2030 160 137
2.38%, 03/15/2032 195 164
2.82%, 09/01/2051 175 121
3.03%, 03/15/2052 195 141
3.50%, 03/15/2027 250 242
3.75%, 11/01/2046 30 25
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
4.05%, 05/04/2047 $ 300 $ 260
4.13%, 11/16/2028 435 429
4.15%, 05/15/2045 40 35
4.35%, 04/15/2047 40 36
4.50%, 06/01/2042 375 355
4.63%, 11/16/2048 210 200
4.88%, 10/15/2040 154 150
5.00%, 02/27/2026 110 112
5.15%, 02/27/2033 110 114
5.38%, 02/27/2053 85 89
$ 11,080
Agriculture - 0 .34%
Altria Group Inc
2.35%, 05/06/2025 160 152
2.45%, 02/04/2032 190 150
3.40%, 05/06/2030 325 289
3.70%, 02/04/2051 190 128
3.88%, 09/16/2046 60 43
4.00%, 02/04/2061 190 134
4.80%, 02/14/2029 63 62
5.80%, 02/14/2039 380 371
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 802
2.70%, 09/15/2051 195 135
2.90%, 03/01/2032 390 346
4.50%, 08/15/2033
(d)
125 125
BAT Capital Corp
2.26%, 03/25/2028 170 146
2.73%, 03/25/2031 170 138
2.79%, 09/06/2024 245 236
3.46%, 09/06/2029 245 217
3.56%, 08/15/2027 800 744
3.98%, 09/25/2050 170 117
4.54%, 08/15/2047 325 242
BAT International Finance PLC
1.67%, 03/25/2026 170 155
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 166
Philip Morris International Inc
0.88%, 05/01/2026 175 157
1.75%, 11/01/2030 175 141
2.75%, 02/25/2026 310 294
3.25%, 11/10/2024 30 29
3.38%, 08/11/2025 375 363
4.13%, 03/04/2043 300 244
4.25%, 11/10/2044 30 25
4.38%, 11/15/2041 61 53
4.50%, 03/20/2042 400 348
4.88%, 02/13/2026 75 75
4.88%, 11/15/2043 35 32
5.13%, 11/17/2027 255 261
5.63%, 11/17/2029 255 266
5.75%, 11/17/2032 130 136
Reynolds American Inc
4.45%, 06/12/2025 250 245
5.70%, 08/15/2035 25 24
5.85%, 08/15/2045 415 374
$ 7,965
Airlines - 0 .04%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 142 124
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 272 239
Southwest Airlines Co
5.25%, 05/04/2025 480 480

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 $ 116 $ 109
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 71 60
$ 1,012
Apparel - 0 .04%
NIKE Inc
2.40%, 03/27/2025 160 155
2.75%, 03/27/2027 160 151
3.25%, 03/27/2040 160 135
3.38%, 11/01/2046 350 288
3.63%, 05/01/2043 200 173
$ 902
Automobile Manufacturers - 0 .36%
American Honda Finance Corp
0.55%, 07/12/2024 190 180
1.20%, 07/08/2025 165 153
1.30%, 09/09/2026 195 175
2.15%, 09/10/2024 445 429
2.25%, 01/12/2029 200 177
4.70%, 01/12/2028 150 151
General Motors Co
5.00%, 10/01/2028 400 394
5.00%, 04/01/2035 200 184
5.40%, 04/01/2048 360 309
6.75%, 04/01/2046 25 25
General Motors Financial Co Inc
1.20%, 10/15/2024 175 164
1.25%, 01/08/2026 190 171
1.50%, 06/10/2026 190 169
2.35%, 02/26/2027 730 653
2.35%, 01/08/2031 190 150
2.40%, 04/10/2028 190 166
2.40%, 10/15/2028 175 150
2.70%, 06/10/2031 190 152
3.80%, 04/07/2025 200 194
4.30%, 07/13/2025 325 317
4.35%, 01/17/2027 305 296
6.00%, 01/09/2028 150 153
Honda Motor Co Ltd
2.53%, 03/10/2027 390 365
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 161
PACCAR Financial Corp
1.80%, 02/06/2025 170 162
3.55%, 08/11/2025 175 171
Toyota Motor Corp
1.34%, 03/25/2026 385 352
3.67%, 07/20/2028 200 195
Toyota Motor Credit Corp
0.50%, 06/18/2024 190 181
0.80%, 10/16/2025 210 191
1.15%, 08/13/2027 165 144
1.65%, 01/10/2031 190 156
1.80%, 02/13/2025 160 152
1.90%, 01/13/2027 200 182
1.90%, 09/12/2031 195 161
2.00%, 10/07/2024 165 159
3.65%, 08/18/2025 115 112
4.40%, 09/20/2024 165 165
4.45%, 06/29/2029 155 156
4.55%, 09/20/2027 95 95
4.63%, 01/12/2028 300 304
$ 8,476
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0 .03%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 $ 175 $ 152
BorgWarner Inc
3.38%, 03/15/2025 500 485
$ 637
Banks - 5 .84%
Banco Santander SA
1.85%, 03/25/2026 400 359
2.75%, 05/28/2025 200 189
2.75%, 12/03/2030 400 312
3.22%, 11/22/2032
(e)
200 156
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 175
5.29%, 08/18/2027 200 197
Bank of America Corp
0.98%, 04/22/2025
(e)
380 362
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(e)
170 159
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(e)
320 293
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(e)
365 330
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
380 341
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
750 601
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
340 271
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
190 164
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
380 306
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(e)
310 295
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(e)
385 292
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
320 271
3 Month USD LIBOR + 0.99%
2.55%, 02/04/2028
(e)
390 355
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
355 290
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
570 476
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
670 474
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
880 574
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
390 328
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
380 256
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(e)
335 298
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 38
3.31%, 04/22/2042
(e)
380 294
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(e)
195 187
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(e)
1,041 967
3 Month USD LIBOR + 1.04%
3.48%, 03/13/2052
(e)
190 143
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 345 332

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.59%, 07/21/2028
(e)
$ 500 $ 470
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(e)
400 382
3 Month USD LIBOR + 1.58%
3.88%, 08/01/2025 30 29
3.95%, 04/21/2025 480 464
3.97%, 02/07/2030
(e)
500 467
3 Month USD LIBOR + 1.21%
4.18%, 11/25/2027 560 541
4.20%, 08/26/2024 625 614
4.27%, 07/23/2029
(e)
360 347
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(e)
310 266
3 Month USD LIBOR + 1.52%
4.38%, 04/27/2028
(e)
470 454
Secured Overnight Financing Rate + 1.58%
4.44%, 01/20/2048
(e)
30 27
3 Month USD LIBOR + 1.99%
4.57%, 04/27/2033
(e)
590 562
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(e)
340 336
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 25 24
5.02%, 07/22/2033
(e),(f)
340 336
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(e)
255 254
Secured Overnight Financing Rate + 1.29%
5.88%, 02/07/2042 228 245
6.11%, 01/29/2037 400 421
7.75%, 05/14/2038 250 299
Bank of America NA
6.00%, 10/15/2036 250 270
Bank of Montreal
0.95%, 01/22/2027
(e)
190 170
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 150 140
3.09%, 01/10/2037
(e)
400 322
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.70%, 06/07/2025 175 170
4.25%, 09/14/2024 105 104
4.70%, 09/14/2027 105 104
Bank of New York Mellon Corp/The
0.50%, 04/26/2024 170 162
0.75%, 01/28/2026 185 165
1.60%, 04/24/2025 140 130
1.65%, 07/14/2028 150 128
2.05%, 01/26/2027 200 180
2.10%, 10/24/2024 375 358
2.50%, 01/26/2032 200 165
3.35%, 04/25/2025 195 188
3.99%, 06/13/2028
(e)
175 170
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(e)
170 168
Secured Overnight Financing Rate + 1.35%
4.54%, 02/01/2029
(e)
110 109
Secured Overnight Financing Rate + 1.17%
5.83%, 10/25/2033
(e)
150 160
Secured Overnight Financing Rate + 2.07%
Bank of Nova Scotia/The
1.05%, 03/02/2026 190 171
1.30%, 06/11/2025 160 148
1.30%, 09/15/2026 195 172
1.45%, 01/10/2025 175 164
2.15%, 08/01/2031 190 154
2.70%, 08/03/2026 170 158
4.50%, 12/16/2025 500 490
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The   (continued)
4.85%, 02/01/2030 $ 245 $ 242
5.25%, 12/06/2024 155 155
Barclays PLC
2.28%, 11/24/2027
(e)
420 369
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(e)
320 257
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(e)
200 158
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(e)
200 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 143
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.34%, 01/10/2028 830 790
4.38%, 01/12/2026 200 193
4.97%, 05/16/2029
(e)
210 203
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(e)
335 330
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
7.33%, 11/02/2026
(e)
305 312
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(e)
305 337
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
BNP Paribas SA
4.25%, 10/15/2024 750 726
BPCE SA
4.00%, 04/15/2024 250 244
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 190 169
3.30%, 04/07/2025 375 363
Citigroup Inc
0.98%, 05/01/2025
(e)
485 461
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(e)
185 165
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(e)
145 135
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(e)
370 329
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(e)
185 174
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(e)
175 142
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
520 431
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
320 270
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(e)
315 269
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(e)
195 139
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
155 136
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
185 157
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 770 726

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
3.67%, 07/24/2028
(e)
$ 650 $ 616
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.75%, 06/16/2024 500 491
3.79%, 03/17/2033
(e)
395 354
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(e)
400 382
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.07%, 04/23/2029
(e)
240 229
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(e)
330 287
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 525 508
4.40%, 06/10/2025 780 760
4.45%, 09/29/2027 20 19
4.60%, 03/09/2026 60 59
4.65%, 07/30/2045 222 202
4.66%, 05/24/2028
(e)
365 360
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
230 226
Secured Overnight Financing Rate + 2.09%
5.30%, 05/06/2044 25 24
5.50%, 09/13/2025 325 324
5.61%, 09/29/2026
(e)
395 398
Secured Overnight Financing Rate + 1.55%
5.88%, 01/30/2042 328 347
6.27%, 11/17/2033
(e)
305 330
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 120
6.68%, 09/13/2043 30 33
8.13%, 07/15/2039 132 170
Citizens Bank NA/Providence RI
6.06%, 10/24/2025
(e)
295 278
Secured Overnight Financing Rate + 1.45%
Cooperatieve Rabobank UA
5.25%, 05/24/2041 500 532
5.25%, 08/04/2045 250 234
5.75%, 12/01/2043 250 254
Cooperatieve Rabobank UA/NY
3.88%, 08/22/2024 250 246
Credit Suisse AG/New York NY
1.25%, 08/07/2026 250 211
3.63%, 09/09/2024 400 381
5.00%, 07/09/2027 275 265
7.95%, 01/09/2025 300 305
Credit Suisse Group AG
3.75%, 03/26/2025 250 230
4.88%, 05/15/2045 250 213
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 150 141
1.69%, 03/19/2026 500 437
2.13%, 11/24/2026
(e)
200 172
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 500 453
5.37%, 09/09/2027 325 319
6.72%, 01/18/2029
(e)
300 298
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(e)
305 283
Secured Overnight Financing Rate + 3.65%
Discover Bank
2.45%, 09/12/2024 320 303
2.70%, 02/06/2030 250 203
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Fifth Third Bancorp
2.38%, 01/28/2025 $ 85 $ 79
4.06%, 04/25/2028
(e)
150 137
Secured Overnight Financing Rate + 1.36%
Fifth Third Bank NA
3.85%, 03/15/2026 700 640
Goldman Sachs Group Inc/The
0.86%, 02/12/2026
(e)
155 142
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(e)
315 282
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(e)
385 345
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
190 167
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
400 357
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
475 379
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(e)
285 231
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 840 721
2.62%, 04/22/2032
(e)
380 317
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
300 274
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
195 161
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
385 276
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
780 670
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
190 143
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
385 297
Secured Overnight Financing Rate + 1.63%
3.50%, 01/23/2025 600 583
3.81%, 04/23/2029
(e)
950 892
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 60 58
4.22%, 05/01/2029
(e)
415 398
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 680 660
4.41%, 04/23/2039
(e)
180 162
3 Month USD LIBOR + 1.43%
4.48%, 08/23/2028
(e)
280 274
Secured Overnight Financing Rate + 1.73%
4.80%, 07/08/2044 25 23
5.15%, 05/22/2045 310 294
6.75%, 10/01/2037 530 573
HSBC Holdings PLC
0.98%, 05/24/2025
(e)
400 376
Secured Overnight Financing Rate + 0.71%
1.59%, 05/24/2027
(e)
400 353
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(e)
250 228
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(e)
335 287
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(e)
320 294
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(e)
200 161
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(e)
230 218
Secured Overnight Financing Rate + 1.40%
2.80%, 05/24/2032
(e)
200 163
Secured Overnight Financing Rate + 1.19%

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
2.85%, 06/04/2031
(e)
$ 200 $ 168
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(e)
400 324
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(e)
400 361
3 Month USD LIBOR + 1.61%
4.04%, 03/13/2028
(e)
500 469
3 Month USD LIBOR + 1.55%
4.18%, 12/09/2025
(e)
340 330
Secured Overnight Financing Rate + 1.51%
4.29%, 09/12/2026
(e)
500 479
3 Month USD LIBOR + 1.35%
4.58%, 06/19/2029
(e)
365 346
3 Month USD LIBOR + 1.53%
4.76%, 06/09/2028
(e)
200 194
Secured Overnight Financing Rate + 2.11%
4.95%, 03/31/2030 200 196
5.25%, 03/14/2044 300 269
5.40%, 08/11/2033
(e)
335 331
Secured Overnight Financing Rate + 2.87%
6.10%, 01/14/2042 174 186
6.16%, 03/09/2029
(e)
200 206
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
260 272
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
215 227
Secured Overnight Financing Rate + 2.65%
6.50%, 05/02/2036 420 440
7.39%, 11/03/2028
(e)
305 325
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 87
Huntington National Bank/The
5.65%, 01/10/2030 305 292
ING Groep NV
1.73%, 04/01/2027
(e)
200 178
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(e)
200 165
Secured Overnight Financing Rate + 1.32%
3.55%, 04/09/2024 400 391
JPMorgan Chase & Co
0.77%, 08/09/2025
(e)
385 361
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(e)
375 355
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(e)
385 365
CME Term Secured Overnight Financing
Rate 3 Month + 0.58%
1.04%, 02/04/2027
(e)
380 339
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
360 321
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(e)
155 137
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
380 341
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
360 286
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
380 306
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(e)
160 151
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.07%, 06/01/2029
(e)
$ 295 $ 256
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(e)
460 430
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(e)
265 237
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(e)
280 268
Secured Overnight Financing Rate + 1.16%
2.52%, 04/22/2031
(e)
380 325
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(e)
180 124
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(e)
390 323
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
380 320
Secured Overnight Financing Rate + 1.25%
2.74%, 10/15/2030
(e)
260 227
Secured Overnight Financing Rate + 1.51%
2.95%, 10/01/2026 300 283
2.96%, 05/13/2031
(e)
350 303
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(e)
380 290
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(e)
730 517
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 500 482
3.33%, 04/22/2052
(e)
380 278
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
400 374
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 24
3.88%, 09/10/2024 500 491
3.88%, 07/24/2038
(e)
500 440
3 Month USD LIBOR + 1.36%
3.90%, 07/15/2025 300 295
3.96%, 11/15/2048
(e)
400 331
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(e)
270 258
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(e)
30 25
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(e)
300 290
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 10
4.32%, 04/26/2028
(e)
585 571
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(e)
535 521
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
390 378
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(e)
170 170
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 19
4.91%, 07/25/2033
(e)
340 338
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 55 52
5.40%, 01/06/2042 102 105
5.55%, 12/15/2025
(e)
310 312
Secured Overnight Financing Rate + 1.07%
5.60%, 07/15/2041 154 160
5.63%, 08/16/2043 375 387
5.72%, 09/14/2033
(e)
325 333
Secured Overnight Financing Rate + 2.58%
6.40%, 05/15/2038 275 312
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 246

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp
2.25%, 04/06/2027 $ 410 $ 348
2.55%, 10/01/2029 310 248
3.88%, 05/23/2025
(e)
160 154
Secured Overnight Financing Rate + 1.25%
Korea Development Bank/The
0.40%, 06/19/2024 400 379
0.80%, 04/27/2026 350 312
1.75%, 02/18/2025 500 474
4.00%, 09/08/2025 200 197
4.38%, 02/15/2028 305 305
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(g)
380 232
0.00%, 06/29/2037
(g)
200 116
0.38%, 07/18/2025 580 534
0.50%, 09/20/2024 575 543
0.63%, 01/22/2026 790 721
1.00%, 10/01/2026 290 263
1.25%, 01/31/2025 800 758
2.00%, 05/02/2025 380 364
2.50%, 11/20/2024 800 777
2.88%, 04/03/2028 275 265
3.00%, 05/20/2027 520 504
3.13%, 06/10/2025 770 754
3.75%, 02/15/2028 225 225
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 170 155
0.88%, 09/03/2030 330 269
2.00%, 01/13/2025 300 288
2.38%, 06/10/2025 600 578
3.88%, 09/28/2027
(f)
205 206
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
430 393
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 481
4.45%, 05/08/2025 400 389
4.65%, 03/24/2026 500 475
4.98%, 08/11/2033
(e)
335 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045 200 177
5.87%, 03/06/2029
(e)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(e)
400 377
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 183
1.54%, 07/20/2027
(e)
400 354
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 204
2.19%, 02/25/2025 200 188
2.56%, 02/25/2030 200 170
2.76%, 09/13/2026 200 184
2.80%, 07/18/2024 450 434
3.20%, 07/18/2029 200 179
3.75%, 07/18/2039 550 472
3.85%, 03/01/2026 350 336
4.08%, 04/19/2028
(e)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc   (continued)
4.32%, 04/19/2033
(e)
$ 200 $ 184
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(e)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(e)
325 326
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 162
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(e)
200 187
3 Month USD LIBOR + 0.83%
2.26%, 07/09/2032
(e)
200 158
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.84%, 07/16/2025
(e)
500 482
Secured Overnight Financing Rate + 1.24%
3.15%, 07/16/2030
(e)
400 352
3 Month USD LIBOR + 1.13%
5.41%, 09/13/2028
(e)
325 326
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.74%, 05/27/2031
(e)
305 311
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.79%, 05/30/2025
(e)
385 364
Secured Overnight Financing Rate + 0.53%
0.86%, 10/21/2025
(e)
95 88
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(e)
280 250
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(e)
165 154
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(e)
380 338
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
270 242
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
710 557
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
105 83
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(e)
475 446
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(e)
380 305
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
120 110
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
265 201
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
180 147
Secured Overnight Financing Rate + 1.20%
2.72%, 07/22/2025
(e)
250 241
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(e)
240 158
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
280 237
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 680 644
3.22%, 04/22/2042
(e)
190 147
Secured Overnight Financing Rate + 1.49%

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
3.59%, 07/22/2028
(e)
$ 30 $ 28
3 Month USD LIBOR + 1.34%
3.62%, 04/17/2025
(e)
390 383
Secured Overnight Financing Rate + 1.16%
3.63%, 01/20/2027 530 510
3.70%, 10/23/2024 25 24
3.77%, 01/24/2029
(e)
360 341
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 30
3.95%, 04/23/2027 50 48
3.97%, 07/22/2038
(e)
15 13
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 29
4.21%, 04/20/2028
(e)
390 378
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 44
4.35%, 09/08/2026 30 29
4.38%, 01/22/2047 30 27
4.68%, 07/17/2026
(e)
170 168
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(e)
225 221
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 525 520
5.05%, 01/28/2027
(e)
225 224
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(e)
300 302
Secured Overnight Financing Rate + 1.73%
5.60%, 03/24/2051
(e)
500 526
Secured Overnight Financing Rate + 4.84%
5.95%, 01/19/2038
(e)
150 149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(e)
295 301
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(e)
295 310
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
295 322
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 620 699
National Australia Bank Ltd/New York
4.97%, 01/12/2026 300 303
NatWest Group PLC
1.64%, 06/14/2027
(e)
265 234
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.80%, 04/05/2026 500 485
4.89%, 05/18/2029
(e)
400 384
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 389
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(e)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Northern Trust Corp
3.95%, 10/30/2025 500 479
4.00%, 05/10/2027 130 127
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 311
2.88%, 05/23/2025 430 418
3.63%, 09/09/2027 125 124
4.13%, 01/20/2026 150 150
4.25%, 03/01/2028 300 306
PNC Bank NA
2.70%, 10/22/2029 250 215
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 $ 130 $ 124
2.31%, 04/23/2032
(e)
150 123
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 136
2.60%, 07/23/2026 490 453
3.45%, 04/23/2029 300 279
4.63%, 06/06/2033
(e)
105 97
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(e)
240 237
Secured Overnight Financing Rate + 1.09%
5.35%, 12/02/2028
(e)
105 106
Secured Overnight Financing Rate + 1.62%
Royal Bank of Canada
1.15%, 07/14/2026 190 170
1.20%, 04/27/2026 175 157
1.60%, 01/21/2025 700 660
2.25%, 11/01/2024 310 296
2.55%, 07/16/2024 125 121
3.63%, 05/04/2027 115 110
3.88%, 05/04/2032 225 208
4.90%, 01/12/2028 300 300
6.00%, 11/01/2027 150 156
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
270 233
Secured Overnight Financing Rate + 1.25%
4.50%, 07/17/2025 780 745
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(e)
200 178
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(e)
200 174
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(e)
200 176
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(e)
145 132
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 140 114
2.35%, 11/01/2025
(e)
250 239
Secured Overnight Financing Rate + 0.94%
2.40%, 01/24/2030 160 139
2.65%, 05/19/2026 60 56
3.55%, 08/18/2025 225 217
4.42%, 05/13/2033
(e)
365 349
Secured Overnight Financing Rate + 1.61%
4.82%, 01/26/2034
(e)
65 65
Secured Overnight Financing Rate + 1.57%
5.75%, 11/04/2026
(e)
90 92
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 300 275
1.90%, 09/17/2028 400 339
2.13%, 07/08/2030 530 432
2.14%, 09/23/2030 170 135
2.30%, 01/12/2041 200 130
2.35%, 01/15/2025 200 190
2.70%, 07/16/2024 420 405
2.75%, 01/15/2030 200 172
2.93%, 09/17/2041 195 139
3.04%, 07/16/2029 200 177
3.36%, 07/12/2027 450 420
3.45%, 01/11/2027 140 132
3.78%, 03/09/2026 500 484
5.46%, 01/13/2026 215 217
5.77%, 01/13/2033 200 209

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The
0.70%, 09/10/2024 $ 195 $ 183
1.15%, 06/12/2025 330 304
1.20%, 06/03/2026 190 169
1.95%, 01/12/2027
(f)
400 358
2.00%, 09/10/2031 195 157
3.20%, 03/10/2032 195 171
3.77%, 06/06/2025 70 68
4.11%, 06/08/2027 70 68
4.29%, 09/13/2024 295 292
4.46%, 06/08/2032 175 170
4.69%, 09/15/2027 565 559
5.10%, 01/09/2026 150 151
Truist Bank
1.50%, 03/10/2025 250 231
3.63%, 09/16/2025 250 238
Truist Financial Corp
1.13%, 08/03/2027 215 182
1.20%, 08/05/2025 365 328
1.27%, 03/02/2027
(e)
60 53
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
175 146
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 234
2.50%, 08/01/2024 350 335
4.12%, 06/06/2028
(e),(f)
135 128
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
150 146
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(e)
150 146
Secured Overnight Financing Rate + 1.85%
5.90%, 10/28/2026
(e)
150 150
Secured Overnight Financing Rate + 1.63%
US Bancorp
1.38%, 07/22/2030 415 325
2.22%, 01/27/2028
(e)
155 139
Secured Overnight Financing Rate + 0.73%
2.40%, 07/30/2024 190 183
2.49%, 11/03/2036
(e)
175 135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 950 827
3.15%, 04/27/2027 25 23
4.65%, 02/01/2029
(e)
130 127
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
130 126
Secured Overnight Financing Rate + 1.60%
5.73%, 10/21/2026
(e)
150 151
Secured Overnight Financing Rate + 1.43%
5.85%, 10/21/2033
(e)
150 157
Secured Overnight Financing Rate + 2.09%
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 283
Wells Fargo & Co
0.81%, 05/19/2025
(e)
110 104
Secured Overnight Financing Rate + 0.51%
2.16%, 02/11/2026
(e)
645 607
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(e)
525 492
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(e)
475 428
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(e)
720 684
3 Month USD LIBOR + 0.83%
3.00%, 04/22/2026 500 472
3.00%, 10/23/2026 530 496
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
3.07%, 04/30/2041
(e)
$ 480 $ 358
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
465 403
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(e)
500 471
3 Month USD LIBOR + 1.31%
3.91%, 04/25/2026
(e)
390 379
Secured Overnight Financing Rate + 1.32%
4.10%, 06/03/2026 600 581
4.40%, 06/14/2046 385 317
4.48%, 04/04/2031
(e)
245 235
Secured Overnight Financing Rate + 4.03%
4.61%, 04/25/2053
(e)
390 346
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 330 284
4.81%, 07/25/2028
(e)
170 168
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(e)
340 332
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 520 463
5.01%, 04/04/2051
(e)
325 306
Secured Overnight Financing Rate + 4.50%
5.38%, 11/02/2043 20 19
5.61%, 01/15/2044 45 43
Wells Fargo Bank NA
5.95%, 08/26/2036 750 788
6.60%, 01/15/2038 250 280
Westpac Banking Corp
1.15%, 06/03/2026 190 171
1.95%, 11/20/2028 200 174
2.15%, 06/03/2031 190 160
2.35%, 02/19/2025 155 149
2.65%, 01/16/2030 155 138
2.89%, 02/04/2030
(e)
160 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 54
3.02%, 11/18/2036
(e)
150 118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 138
3.74%, 08/26/2025 110 108
4.04%, 08/26/2027 110 108
4.11%, 07/24/2034
(e)
165 148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 138
5.46%, 11/18/2027 560 580
$ 136,376
Beverages - 0 .58%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 525 515
4.70%, 02/01/2036 880 876
4.90%, 02/01/2046 890 870
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 24
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 278
4.35%, 06/01/2040 605 562
4.75%, 01/23/2029 560 572
5.45%, 01/23/2039 500 525
5.80%, 01/23/2059 595 653
8.20%, 01/15/2039 51 67

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Coca-Cola Co/The
1.00%, 03/15/2028 $ 340 $ 295
1.38%, 03/15/2031 340 277
1.45%, 06/01/2027 360 327
1.50%, 03/05/2028 190 169
1.65%, 06/01/2030 260 220
1.75%, 09/06/2024 190 185
2.13%, 09/06/2029 165 148
2.25%, 01/05/2032 195 170
2.50%, 06/01/2040 260 199
2.50%, 03/15/2051 170 119
2.60%, 06/01/2050 260 186
2.88%, 05/05/2041 195 156
3.00%, 03/05/2051 285 222
3.38%, 03/25/2027 160 157
Constellation Brands Inc
2.25%, 08/01/2031 170 140
3.15%, 08/01/2029 630 576
3.60%, 05/09/2024 80 79
4.35%, 05/09/2027 160 158
Diageo Capital PLC
2.13%, 10/24/2024 200 192
2.13%, 04/29/2032 200 166
2.38%, 10/24/2029 200 176
5.30%, 10/24/2027 295 306
5.88%, 09/30/2036 139 152
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 159
3.35%, 03/15/2051 190 138
3.95%, 04/15/2029 110 105
4.05%, 04/15/2032 110 104
4.50%, 04/15/2052 110 98
Molson Coors Beverage Co
3.00%, 07/15/2026 530 500
5.00%, 05/01/2042 50 47
PepsiCo Inc
1.40%, 02/25/2031 165 136
1.63%, 05/01/2030 95 80
1.95%, 10/21/2031 165 139
2.38%, 10/06/2026 670 632
2.63%, 07/29/2029 170 156
2.63%, 10/21/2041 160 124
2.75%, 10/21/2051 160 118
2.85%, 02/24/2026 500 484
2.88%, 10/15/2049 160 122
3.60%, 02/18/2028 170 167
4.20%, 07/18/2052 60 57
4.45%, 05/15/2028 150 153
4.45%, 02/15/2033
(f)
250 257
$ 13,493
Biotechnology - 0 .37%
Amgen Inc
1.65%, 08/15/2028 180 156
1.90%, 02/21/2025 160 152
2.00%, 01/15/2032 180 147
2.20%, 02/21/2027 790 728
2.45%, 02/21/2030 160 139
2.60%, 08/19/2026 500 471
3.00%, 02/22/2029 200 184
3.00%, 01/15/2052 180 123
3.15%, 02/21/2040 860 675
3.38%, 02/21/2050 160 120
4.20%, 03/01/2033 165 158
4.20%, 02/22/2052 200 170
4.40%, 05/01/2045 40 35
4.66%, 06/15/2051 300 273
4.88%, 03/01/2053 165 154
5.15%, 03/02/2028 270 276
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Amgen Inc   (continued)
5.25%, 03/02/2025 $ 400 $ 404
5.25%, 03/02/2030 130 133
5.25%, 03/02/2033 155 159
5.60%, 03/02/2043 310 319
5.65%, 03/02/2053 310 323
5.75%, 03/02/2063 230 239
Baxalta Inc
4.00%, 06/23/2025 50 49
5.25%, 06/23/2045 130 127
Biogen Inc
2.25%, 05/01/2030 115 97
5.20%, 09/15/2045 540 548
Gilead Sciences Inc
1.65%, 10/01/2030 165 136
2.60%, 10/01/2040 85 63
2.80%, 10/01/2050 165 114
2.95%, 03/01/2027 530 504
4.00%, 09/01/2036 300 277
4.60%, 09/01/2035 500 495
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 133
Royalty Pharma PLC
1.75%, 09/02/2027 310 269
2.20%, 09/02/2030 160 131
3.30%, 09/02/2040 160 116
$ 8,597
Building Materials - 0 .17%
Carrier Global Corp
2.24%, 02/15/2025 23 22
2.49%, 02/15/2027 36 33
2.72%, 02/15/2030 320 280
3.38%, 04/05/2040 300 239
3.58%, 04/05/2050 160 121
Johnson Controls International plc
4.50%, 02/15/2047 500 440
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 314
Martin Marietta Materials Inc
2.50%, 03/15/2030 500 425
3.20%, 07/15/2051 190 134
Masco Corp
1.50%, 02/15/2028 190 162
4.50%, 05/15/2047 525 439
Owens Corning
4.40%, 01/30/2048 300 250
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 600 568
4.65%, 11/01/2044 300 270
Vulcan Materials Co
3.50%, 06/01/2030 295 270
$ 3,967
Chemicals - 0 .37%
Air Products and Chemicals Inc
1.85%, 05/15/2027 655 592
2.80%, 05/15/2050 155 111
4.80%, 03/03/2033 155 159
Albemarle Corp
5.45%, 12/01/2044 150 142
Celanese US Holdings LLC
6.05%, 03/15/2025 345 347
6.17%, 07/15/2027 345 347
6.38%, 07/15/2032
(f)
345 350
Dow Chemical Co/The
2.10%, 11/15/2030 165 138
3.60%, 11/15/2050 165 123
4.38%, 11/15/2042 230 199

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Dow Chemical Co/The   (continued)
4.80%, 05/15/2049 $ 300 $ 267
5.25%, 11/15/2041 280 271
9.40%, 05/15/2039 30 40
DuPont de Nemours Inc
4.73%, 11/15/2028 475 479
5.32%, 11/15/2038 500 503
5.42%, 11/15/2048 245 245
Eastman Chemical Co
4.80%, 09/01/2042 100 89
Ecolab Inc
1.30%, 01/30/2031 85 67
1.65%, 02/01/2027 350 317
2.13%, 08/15/2050
(f)
85 51
2.75%, 08/18/2055 307 197
4.80%, 03/24/2030 160 163
EIDP Inc
1.70%, 07/15/2025 185 174
Linde Inc/CT
1.10%, 08/10/2030 165 132
LYB International Finance III LLC
1.25%, 10/01/2025 84 76
2.25%, 10/01/2030 165 136
3.63%, 04/01/2051 165 117
4.20%, 10/15/2049 125 98
LyondellBasell Industries NV
4.63%, 02/26/2055 20 16
5.75%, 04/15/2024 130 130
Nutrien Ltd
4.20%, 04/01/2029 600 578
4.90%, 06/01/2043 200 184
5.80%, 03/27/2053 155 160
5.95%, 11/07/2025 155 159
PPG Industries Inc
1.20%, 03/15/2026 190 170
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 129
2.30%, 05/15/2030 160 136
2.95%, 08/15/2029 450 404
3.30%, 05/15/2050 160 113
3.80%, 08/15/2049 175 136
Westlake Corp
3.13%, 08/15/2051 190 121
3.60%, 08/15/2026 350 335
$ 8,701
Commercial Mortgage Backed Securities - 1 .29%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,729
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,222
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 949
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(h)
109 108
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 957
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 957
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 954
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 597 576
Fannie Mae-Aces
2.42%, 10/25/2026
(h)
761 712
2.53%, 09/25/2024 666 644
2.70%, 06/25/2025
(h)
1,355 1,296
2.81%, 02/25/2027
(h)
714 680
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Fannie Mae-Aces   (continued)
2.96%, 02/25/2027
(h)
$ 861 $ 817
2.99%, 12/25/2027
(h)
711 677
3.36%, 07/25/2028
(h)
2,025 1,949
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,002
3.06%, 07/25/2023
(h)
672 669
3.06%, 12/25/2024 500 486
3.31%, 05/25/2023
(h)
710 707
3.41%, 12/25/2026 1,500 1,454
3.53%, 10/25/2023
(h)
1,017 1,006
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 296 291
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 947
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 1,690 1,622
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,412
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 970
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 821 787
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,316
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 929
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 21 21
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,482 1,419
$ 30,265
Commercial Services - 0 .25%
American University/The
3.67%, 04/01/2049 125 102
Automatic Data Processing Inc
1.70%, 05/15/2028 195 174
3.38%, 09/15/2025 500 490
California Institute of Technology
4.32%, 08/01/2045 80 75
Global Payments Inc
1.20%, 03/01/2026 370 329
1.50%, 11/15/2024 195 184
2.65%, 02/15/2025 170 161
3.20%, 08/15/2029 170 150
4.15%, 08/15/2049 85 64
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 246
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 197
4.68%, 07/01/2114 250 231
Moody's Corp
4.25%, 08/08/2032 175 169
5.25%, 07/15/2044 500 490
PayPal Holdings Inc
1.65%, 06/01/2025 160 150
2.30%, 06/01/2030 160 137
2.40%, 10/01/2024 160 155
2.85%, 10/01/2029 160 144
3.90%, 06/01/2027
(f)
185 182
4.40%, 06/01/2032 185 181

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
S&P Global Inc
1.25%, 08/15/2030 $ 165 $ 132
2.45%, 03/01/2027 295 277
2.50%, 12/01/2029 120 106
3.25%, 12/01/2049 120 91
3.70%, 03/01/2052 295 242
University of Southern California
5.25%, 10/01/2111 30 31
Verisk Analytics Inc
4.00%, 06/15/2025 500 488
William Marsh Rice University
3.57%, 05/15/2045 500 428
$ 5,806
Computers - 0 .64%
Apple Inc
0.55%, 08/20/2025 525 484
0.70%, 02/08/2026 350 318
1.13%, 05/11/2025 550 516
1.20%, 02/08/2028 345 303
1.25%, 08/20/2030 525 430
1.40%, 08/05/2028 190 166
1.65%, 05/11/2030 160 136
1.65%, 02/08/2031 175 146
1.70%, 08/05/2031
(f)
385 320
2.20%, 09/11/2029 165 148
2.38%, 02/08/2041 175 131
2.40%, 08/20/2050 525 352
2.65%, 05/11/2050 160 113
2.65%, 02/08/2051 175 123
2.70%, 08/05/2051 285 201
2.80%, 02/08/2061 175 119
2.90%, 09/12/2027 655 627
2.95%, 09/11/2049 165 125
3.20%, 05/13/2025 445 437
3.20%, 05/11/2027 320 312
3.25%, 08/08/2029 175 167
3.35%, 02/09/2027 535 522
3.35%, 08/08/2032 175 165
3.45%, 02/09/2045 30 26
3.75%, 09/12/2047 115 101
3.75%, 11/13/2047 150 131
3.85%, 05/04/2043 300 273
3.95%, 08/08/2052 175 157
4.65%, 02/23/2046 885 891
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
200 140
3.45%, 12/15/2051
(i)
400 260
5.25%, 02/01/2028 150 151
6.02%, 06/15/2026 850 872
8.10%, 07/15/2036 138 161
8.35%, 07/15/2046 83 101
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 465 447
4.90%, 10/15/2025 300 300
6.20%, 10/15/2035 80 86
6.35%, 10/15/2045 195 205
HP Inc
1.45%, 06/17/2026 190 171
2.20%, 06/17/2025 240 226
3.00%, 06/17/2027 240 224
4.75%, 01/15/2028 175 173
6.00%, 09/15/2041 154 158
International Business Machines Corp
2.20%, 02/09/2027 100 92
3.30%, 05/15/2026 800 772
3.50%, 05/15/2029 470 442
4.00%, 07/27/2025 165 163
4.00%, 06/20/2042 35 30
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
International Business Machines Corp
(continued)
4.15%, 05/15/2039 $ 230 $ 204
4.25%, 05/15/2049 340 292
4.40%, 07/27/2032
(f)
165 161
4.50%, 02/06/2028 115 115
4.70%, 02/19/2046 185 168
5.10%, 02/06/2053 150 143
5.60%, 11/30/2039 92 96
5.88%, 11/29/2032 200 218
6.22%, 08/01/2027 351 373
NetApp Inc
2.38%, 06/22/2027 160 147
$ 15,031
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 286
3.95%, 08/01/2047 300 250
Clorox Co/The
1.80%, 05/15/2030 160 133
Kimberly-Clark Corp
2.75%, 02/15/2026 400 385
2.88%, 02/07/2050 160 118
$ 1,172
Cosmetics & Personal Care - 0 .25%
Colgate-Palmolive Co
3.10%, 08/15/2025 175 170
3.25%, 08/15/2032 175 164
4.60%, 03/01/2028 155 159
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 143
2.00%, 12/01/2024 240 231
2.38%, 12/01/2029 240 212
Haleon UK Capital PLC
3.13%, 03/24/2025 250 242
Haleon US Capital LLC
3.38%, 03/24/2027 475 450
3.63%, 03/24/2032 370 336
4.00%, 03/24/2052 250 207
Kenvue Inc
4.90%, 03/22/2033
(i)
155 160
5.05%, 03/22/2028
(i)
155 160
5.05%, 03/22/2053
(i)
155 160
5.10%, 03/22/2043
(i)
155 160
5.50%, 03/22/2025
(i)
155 158
Procter & Gamble Co/The
0.55%, 10/29/2025 240 220
1.20%, 10/29/2030 340 278
1.90%, 02/01/2027 115 107
2.30%, 02/01/2032 115 102
2.80%, 03/25/2027 660 629
3.55%, 03/25/2040 160 143
3.95%, 01/26/2028 150 151
Unilever Capital Corp
1.38%, 09/14/2030 170 138
2.13%, 09/06/2029 115 100
2.60%, 05/05/2024 510 499
5.90%, 11/15/2032 230 258
$ 5,737
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 238

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0 .93%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 $ 990 $ 926
1.75%, 10/29/2024 380 354
1.75%, 01/30/2026 170 152
2.45%, 10/29/2026 225 202
2.88%, 08/14/2024 885 845
3.00%, 10/29/2028 245 214
3.30%, 01/30/2032 380 315
3.40%, 10/29/2033 275 223
3.88%, 01/23/2028 300 277
Air Lease Corp
1.88%, 08/15/2026 200 177
2.10%, 09/01/2028 385 321
2.30%, 02/01/2025 265 251
2.88%, 01/15/2026 385 359
2.88%, 01/15/2032 200 165
3.25%, 03/01/2025 500 480
3.25%, 10/01/2029 95 83
Ally Financial Inc
2.20%, 11/02/2028 190 151
4.75%, 06/09/2027 160 149
8.00%, 11/01/2031 540 567
American Express Co
1.65%, 11/04/2026 1,000 898
2.25%, 03/04/2025 195 186
3.30%, 05/03/2027 30 29
3.38%, 05/03/2024 130 127
4.05%, 05/03/2029 75 73
4.05%, 12/03/2042 25 23
BlackRock Inc
2.10%, 02/25/2032 150 125
2.40%, 04/30/2030 125 110
Brookfield Finance Inc
2.72%, 04/15/2031 190 159
3.50%, 03/30/2051 165 110
3.90%, 01/25/2028 400 372
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 109
Capital One Financial Corp
1.88%, 11/02/2027
(e)
125 108
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
190 136
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 415 390
3.75%, 04/24/2024 5 5
3.75%, 07/28/2026 850 773
4.20%, 10/29/2025 30 28
4.93%, 05/10/2028
(e)
255 245
Secured Overnight Financing Rate + 2.06%
5.82%, 02/01/2034
(e)
150 145
Secured Overnight Financing Rate + 2.60%
Charles Schwab Corp/The
0.90%, 03/11/2026 315 276
1.15%, 05/13/2026 195 171
1.65%, 03/11/2031 315 244
1.95%, 12/01/2031 195 150
2.00%, 03/20/2028 385 330
3.45%, 02/13/2026 250 237
CME Group Inc
3.00%, 03/15/2025 530 514
5.30%, 09/15/2043 200 211
Credit Suisse USA Inc
7.13%, 07/15/2032 300 332
Discover Financial Services
4.10%, 02/09/2027 500 473
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc
1.85%, 09/15/2032 $ 125 $ 98
2.10%, 06/15/2030 160 135
2.65%, 09/15/2040 165 119
3.00%, 09/15/2060 165 107
3.75%, 12/01/2025 50 48
4.00%, 09/15/2027 365 360
4.25%, 09/21/2048 150 131
4.60%, 03/15/2033 185 182
4.95%, 06/15/2052 335 324
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 126
4.15%, 01/23/2030 400 367
6.50%, 01/20/2043 200 205
Mastercard Inc
2.00%, 03/03/2025 210 201
2.00%, 11/18/2031 170 143
2.95%, 11/21/2026 500 477
2.95%, 03/15/2051 190 143
3.35%, 03/26/2030 80 76
3.85%, 03/26/2050 560 496
4.88%, 03/09/2028 155 160
Nasdaq Inc
2.50%, 12/21/2040 185 122
Nomura Holdings Inc
1.85%, 07/16/2025 330 302
2.33%, 01/22/2027 385 340
2.68%, 07/16/2030 330 267
5.84%, 01/18/2028
(f)
300 302
Synchrony Financial
4.25%, 08/15/2024 800 756
4.50%, 07/23/2025 20 18
Visa Inc
1.10%, 02/15/2031 165 132
1.90%, 04/15/2027 475 437
2.00%, 08/15/2050 165 104
2.05%, 04/15/2030 155 135
2.70%, 04/15/2040 155 123
3.15%, 12/14/2025 600 583
3.65%, 09/15/2047 85 74
4.15%, 12/14/2035 215 211
4.30%, 12/14/2045 375 361
Western Union Co/The
6.20%, 11/17/2036 200 200
$ 21,665
Electric - 1 .98%
AEP Texas Inc
2.10%, 07/01/2030 165 137
3.45%, 01/15/2050 55 41
3.45%, 05/15/2051 195 143
4.70%, 05/15/2032 65 64
5.25%, 05/15/2052 65 63
AEP Transmission Co LLC
2.75%, 08/15/2051 190 126
4.00%, 12/01/2046 400 342
4.50%, 06/15/2052 90 82
5.40%, 03/15/2053 155 161
AES Corp/The
2.45%, 01/15/2031 180 147
Alabama Power Co
1.45%, 09/15/2030 160 128
3.13%, 07/15/2051 190 135
4.30%, 01/02/2046 400 348
Ameren Corp
1.75%, 03/15/2028 190 165

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Ameren Illinois Co
1.55%, 11/15/2030 $ 180 $ 145
3.25%, 03/15/2050 80 60
3.85%, 09/01/2032 115 109
American Electric Power Co Inc
1.00%, 11/01/2025 45 41
2.30%, 03/01/2030 160 135
5.63%, 03/01/2033 155 160
Appalachian Power Co
3.30%, 06/01/2027 200 189
7.00%, 04/01/2038 120 139
Arizona Public Service Co
2.60%, 08/15/2029 270 234
2.65%, 09/15/2050 170 106
4.50%, 04/01/2042 77 67
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 160
4.55%, 06/01/2052 60 55
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 108
2.85%, 05/15/2051 180 124
3.80%, 07/15/2048 300 241
4.50%, 02/01/2045 325 290
4.60%, 05/01/2053 195 178
5.15%, 11/15/2043 15 15
6.13%, 04/01/2036 156 172
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 145
4.25%, 02/01/2049 300 267
4.85%, 10/01/2052 80 78
4.95%, 04/01/2033 155 158
CenterPoint Energy Inc
1.45%, 06/01/2026 195 177
2.50%, 09/01/2024 90 86
2.95%, 03/01/2030 125 110
3.70%, 09/01/2049 90 69
CMS Energy Corp
3.75%, 12/01/2050
(e)
180 135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 113
3.13%, 03/15/2051 190 136
4.00%, 03/01/2049 300 251
5.30%, 02/01/2053 150 157
Connecticut Light and Power Co/The
0.75%, 12/01/2025 180 161
2.05%, 07/01/2031 190 158
3.20%, 03/15/2027 165 158
4.00%, 04/01/2048 500 430
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 165
3.00%, 12/01/2060 180 118
3.70%, 11/15/2059 80 60
3.88%, 06/15/2047 650 528
4.13%, 05/15/2049 300 251
4.20%, 03/15/2042 128 112
4.30%, 12/01/2056 230 193
5.20%, 03/01/2033 150 155
5.85%, 03/15/2036 51 54
6.15%, 11/15/2052 155 175
6.75%, 04/01/2038 125 145
Constellation Energy Generation LLC
6.25%, 10/01/2039 349 368
Consumers Energy Co
2.50%, 05/01/2060 160 94
3.10%, 08/15/2050 245 177
4.20%, 09/01/2052 175 154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Delmarva Power & Light Co
4.15%, 05/15/2045 $ 350 $ 297
Dominion Energy Inc
1.45%, 04/15/2026 190 171
3.30%, 04/15/2041 190 146
3.38%, 04/01/2030 155 141
4.70%, 12/01/2044 300 267
4.90%, 08/01/2041 77 70
5.38%, 11/15/2032 105 108
5.95%, 06/15/2035 400 422
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 79
DTE Electric Co
1.90%, 04/01/2028 435 384
2.25%, 03/01/2030 160 139
2.63%, 03/01/2031 155 134
3.95%, 03/01/2049 250 210
5.40%, 04/01/2053 155 162
DTE Energy Co
1.05%, 06/01/2025 85 78
Duke Energy Carolinas LLC
3.20%, 08/15/2049 450 329
4.00%, 09/30/2042 100 85
5.30%, 02/15/2040 362 371
5.35%, 01/15/2053 150 156
Duke Energy Corp
0.90%, 09/15/2025 170 155
3.15%, 08/15/2027 15 14
3.30%, 06/15/2041 190 143
3.50%, 06/15/2051 190 139
3.75%, 09/01/2046 400 311
4.50%, 08/15/2032 175 169
5.00%, 08/15/2052 175 163
Duke Energy Florida LLC
1.75%, 06/15/2030 160 132
2.50%, 12/01/2029 330 291
3.40%, 10/01/2046 300 229
5.65%, 04/01/2040 25 26
5.95%, 11/15/2052 155 172
6.40%, 06/15/2038 66 75
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 106
5.40%, 04/01/2053 155 158
6.12%, 10/15/2035 77 83
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 134
Duke Energy Progress LLC
2.50%, 08/15/2050 165 103
Emera US Finance LP
3.55%, 06/15/2026 25 24
4.75%, 06/15/2046 25 20
Entergy Arkansas LLC
2.65%, 06/15/2051 170 110
5.15%, 01/15/2033 150 154
Entergy Corp
1.90%, 06/15/2028 115 100
2.40%, 06/15/2031 190 157
Entergy Louisiana LLC
2.90%, 03/15/2051 90 61
3.10%, 06/15/2041 190 147
4.75%, 09/15/2052 105 99
Entergy Texas Inc
1.75%, 03/15/2031 165 133
4.00%, 03/30/2029 300 290
4.50%, 03/30/2039 300 274
Evergy Inc
2.45%, 09/15/2024 165 158

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Evergy Kansas Central Inc
4.25%, 12/01/2045 $ 500 $ 428
5.70%, 03/15/2053 155 163
Evergy Metro Inc
2.25%, 06/01/2030 160 136
Eversource Energy
0.80%, 08/15/2025 165 150
1.65%, 08/15/2030 165 133
Exelon Corp
3.35%, 03/15/2032 195 174
4.45%, 04/15/2046 20 17
5.63%, 06/15/2035 300 313
Florida Power & Light Co
2.45%, 02/03/2032 200 171
2.88%, 12/04/2051 195 137
3.15%, 10/01/2049 90 68
3.70%, 12/01/2047 200 166
4.05%, 10/01/2044 350 306
5.10%, 04/01/2033 155 161
5.69%, 03/01/2040 48 52
Georgia Power Co
2.20%, 09/15/2024 165 158
4.30%, 03/15/2042 228 201
4.70%, 05/15/2032 185 183
Hydro-Quebec
8.05%, 07/07/2024 102 106
Iberdrola International BV
6.75%, 07/15/2036 128 146
Interstate Power and Light Co
2.30%, 06/01/2030 40 33
4.10%, 09/26/2028 300 294
Kentucky Utilities Co
3.30%, 06/01/2050 155 112
5.13%, 11/01/2040 250 245
MidAmerican Energy Co
3.15%, 04/15/2050 165 121
3.65%, 04/15/2029 300 286
4.25%, 07/15/2049 300 268
Mississippi Power Co
4.25%, 03/15/2042 100 85
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 190 169
2.40%, 03/15/2030 105 91
3.05%, 04/25/2027 300 285
3.25%, 11/01/2025 500 481
4.15%, 12/15/2032 175 166
4.80%, 03/15/2028 115 116
Nevada Power Co
2.40%, 05/01/2030 200 173
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 171
2.25%, 06/01/2030 450 380
2.75%, 11/01/2029 115 102
4.20%, 06/20/2024 175 173
4.90%, 02/28/2028 150 151
5.00%, 07/15/2032 175 176
5.25%, 02/28/2053 150 148
5.65%, 05/01/2079
(e)
500 440
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 161
2.60%, 06/01/2051 160 106
2.90%, 03/01/2050 80 56
3.40%, 08/15/2042 100 81
5.35%, 11/01/2039 82 85
NorthWestern Corp
4.18%, 11/15/2044 300 258
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NSTAR Electric Co
4.55%, 06/01/2052 $ 185 $ 172
4.95%, 09/15/2052 80 79
Ohio Power Co
1.63%, 01/15/2031 150 119
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 149
2.75%, 06/01/2024 300 293
3.10%, 09/15/2049 430 316
4.15%, 06/01/2032 185 179
4.55%, 09/15/2032 115 114
4.60%, 06/01/2052 185 171
5.25%, 09/30/2040 51 51
Pacific Gas and Electric Co
2.10%, 08/01/2027 885 772
2.50%, 02/01/2031 320 259
3.30%, 08/01/2040 160 113
3.50%, 08/01/2050 1,160 765
4.20%, 06/01/2041 190 150
4.95%, 06/08/2025 455 450
5.90%, 06/15/2032 150 150
6.75%, 01/15/2053 150 155
PacifiCorp
2.90%, 06/15/2052 190 130
5.35%, 12/01/2053 155 159
6.25%, 10/15/2037 92 103
PECO Energy Co
2.80%, 06/15/2050 425 288
2.85%, 09/15/2051 175 120
4.38%, 08/15/2052 115 104
4.60%, 05/15/2052 55 51
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 58
3.95%, 06/01/2047 300 256
5.00%, 05/15/2033 155 158
Progress Energy Inc
7.75%, 03/01/2031 136 157
Public Service Co of Colorado
1.88%, 06/15/2031 155 127
2.70%, 01/15/2051 495 329
3.70%, 06/15/2028 300 290
4.50%, 06/01/2052 60 55
5.25%, 04/01/2053
(d)
110 112
Public Service Co of Oklahoma
5.25%, 01/15/2033 150 153
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 98
2.45%, 01/15/2030 160 141
3.00%, 05/15/2027 400 378
3.15%, 01/01/2050 160 119
3.65%, 09/01/2042 200 166
4.65%, 03/15/2033 155 156
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 302
Puget Sound Energy Inc
2.89%, 09/15/2051 170 114
3.25%, 09/15/2049 60 44
5.80%, 03/15/2040 351 368
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 139
3.32%, 04/15/2050 155 115
3.70%, 03/15/2052 195 157
Sempra Energy
3.40%, 02/01/2028 300 282
3.80%, 02/01/2038 300 258
4.00%, 02/01/2048 400 325
6.00%, 10/15/2039 112 118

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co
2.25%, 06/01/2030 $ 160 $ 136
2.85%, 08/01/2029 125 112
3.45%, 02/01/2052 200 146
3.65%, 02/01/2050 315 242
4.00%, 04/01/2047 585 480
4.70%, 06/01/2027 365 366
5.30%, 03/01/2028 155 159
5.50%, 03/15/2040 102 103
5.70%, 03/01/2053 155 161
5.85%, 11/01/2027 155 163
5.95%, 02/01/2038 367 391
Southern Co/The
1.75%, 03/15/2028 190 164
3.25%, 07/01/2026 570 543
3.75%, 09/15/2051
(e)
435 365
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(e)
170 156
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 90 91
5.70%, 10/15/2032 60 63
Southern Power Co
0.90%, 01/15/2026 40 36
5.25%, 07/15/2043 200 188
Southwestern Electric Power Co
4.10%, 09/15/2028 400 387
6.20%, 03/15/2040 51 54
Tampa Electric Co
3.45%, 03/15/2051 185 137
4.35%, 05/15/2044 200 173
Tucson Electric Power Co
1.50%, 08/01/2030 455 363
3.25%, 05/01/2051 195 136
Union Electric Co
2.15%, 03/15/2032 190 156
2.63%, 03/15/2051 165 108
3.50%, 04/15/2024 500 488
5.45%, 03/15/2053 155 162
Virginia Electric and Power Co
2.30%, 11/15/2031 195 162
2.45%, 12/15/2050 90 55
2.88%, 07/15/2029 90 82
2.95%, 11/15/2051 380 259
3.75%, 05/15/2027 115 112
4.20%, 05/15/2045 300 253
5.45%, 04/01/2053 125 128
6.00%, 05/15/2037 77 83
8.88%, 11/15/2038 10 14
WEC Energy Group Inc
1.38%, 10/15/2027 165 143
2.20%, 12/15/2028 200 174
4.75%, 01/09/2026 150 150
5.00%, 09/27/2025 80 80
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 62
4.75%, 09/30/2032 120 121
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 134
Xcel Energy Inc
1.75%, 03/15/2027 280 251
2.60%, 12/01/2029 115 100
4.60%, 06/01/2032 110 107
$ 46,295
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 $ 550 $ 488
2.20%, 12/21/2031 400 339
$ 827
Electronics - 0 .09%
Agilent Technologies Inc
2.10%, 06/04/2030 160 134
2.30%, 03/12/2031 195 163
Fortive Corp
3.15%, 06/15/2026 535 510
Honeywell International Inc
1.10%, 03/01/2027 190 171
1.35%, 06/01/2025 75 70
1.75%, 09/01/2031 190 156
1.95%, 06/01/2030 310 265
2.50%, 11/01/2026 50 47
2.70%, 08/15/2029 85 78
2.80%, 06/01/2050
(f)
160 120
5.00%, 02/15/2033 155 163
Jabil Inc
1.70%, 04/15/2026 190 171
Tyco Electronics Group SA
7.13%, 10/01/2037 14 17
$ 2,065
Entertainment - 0 .10%
Warnermedia Holdings Inc
3.64%, 03/15/2025
(i)
395 382
3.76%, 03/15/2027
(i)
395 372
4.05%, 03/15/2029
(i)
390 363
4.28%, 03/15/2032
(i)
290 259
5.05%, 03/15/2042
(i)
395 330
5.14%, 03/15/2052
(i)
295 239
5.39%, 03/15/2062
(i)
635 513
$ 2,458
Environmental Control - 0 .09%
Republic Services Inc
1.75%, 02/15/2032 90 72
2.30%, 03/01/2030 340 294
2.50%, 08/15/2024 215 208
5.00%, 04/01/2034 305 311
Waste Connections Inc
2.20%, 01/15/2032 385 316
4.20%, 01/15/2033 345 331
Waste Management Inc
0.75%, 11/15/2025 90 82
2.00%, 06/01/2029 195 169
2.50%, 11/15/2050 180 117
4.15%, 04/15/2032 95 92
4.63%, 02/15/2033 150 150
$ 2,142
Federal & Federally Sponsored Credit - 0 .05%
Federal Farm Credit Banks Funding Corp
2.63%, 05/16/2024 365 357
4.25%, 09/26/2024 315 314
4.50%, 11/18/2024 460 461
$ 1,132
Finance - Mortgage Loan/Banker - 0 .62%
Fannie Mae
0.50%, 06/17/2025 370 342
0.50%, 11/07/2025 360 329
0.75%, 10/08/2027 500 439
0.88%, 08/05/2030 680 555
2.13%, 04/24/2026 1,150 1,092
2.63%, 09/06/2024 750 732
5.63%, 07/15/2037 200 232
6.63%, 11/15/2030 602 713
7.13%, 01/15/2030 199 238

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Fannie Mae   (continued)
7.25%, 05/15/2030 $ 280 $ 341
Federal Home Loan Banks
0.38%, 09/04/2025 470 432
2.75%, 06/28/2024 710 695
3.25%, 11/16/2028 2,000 1,948
4.50%, 10/03/2024 1,195 1,198
5.00%, 02/28/2025 460 466
5.50%, 07/15/2036 700 800
Freddie Mac
0.38%, 09/23/2025 3,160 2,887
6.25%, 07/15/2032 231 275
6.75%, 03/15/2031 577 693
$ 14,407
Food - 0 .32%
Campbell Soup Co
3.95%, 03/15/2025 350 344
4.15%, 03/15/2028 160 157
Conagra Brands Inc
1.38%, 11/01/2027 125 107
4.85%, 11/01/2028 205 204
5.30%, 11/01/2038 120 117
5.40%, 11/01/2048 120 117
General Mills Inc
2.25%, 10/14/2031 170 141
4.00%, 04/17/2025 300 296
4.95%, 03/29/2033 155 157
Hershey Co/The
1.70%, 06/01/2030 160 134
3.38%, 08/15/2046 350 278
J M Smucker Co/The
2.13%, 03/15/2032 195 159
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.13%, 02/01/2028
(i)
325 314
5.75%, 04/01/2033
(i)
325 310
6.50%, 12/01/2052
(i)
325 309
Kellogg Co
2.10%, 06/01/2030 160 134
3.25%, 04/01/2026 500 479
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 31
Kroger Co/The
1.70%, 01/15/2031 190 151
3.70%, 08/01/2027 300 288
3.95%, 01/15/2050 175 143
4.45%, 02/01/2047 55 49
5.15%, 08/01/2043 300 284
5.40%, 07/15/2040 25 25
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 170
1.85%, 02/15/2031 190 152
Mondelez International Inc
1.50%, 02/04/2031 105 84
2.63%, 03/17/2027 195 182
2.63%, 09/04/2050 625 419
Sysco Corp
2.40%, 02/15/2030 135 118
2.45%, 12/14/2031 115 96
4.50%, 04/01/2046 300 260
4.85%, 10/01/2045 250 228
5.38%, 09/21/2035 500 513
Tyson Foods Inc
4.55%, 06/02/2047 520 452
$ 7,402
Forest Products & Paper - 0 .05%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 490
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Georgia-Pacific LLC
7.75%, 11/15/2029 $ 51 $ 60
International Paper Co
4.80%, 06/15/2044 223 204
Suzano Austria GmbH
2.50%, 09/15/2028 90 76
5.00%, 01/15/2030 300 286
$ 1,116
Gas - 0 .11%
Atmos Energy Corp
1.50%, 01/15/2031 165 132
3.38%, 09/15/2049 165 126
4.13%, 10/15/2044 400 347
5.75%, 10/15/2052 105 115
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 133
4.40%, 07/01/2032 175 170
5.25%, 03/01/2028 150 154
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024 155 149
NiSource Inc
0.95%, 08/15/2025 330 300
3.49%, 05/15/2027 20 19
3.60%, 05/01/2030 150 138
5.00%, 06/15/2052 355 337
5.25%, 03/30/2028 60 61
Southern California Gas Co
2.55%, 02/01/2030 160 140
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 132
3.15%, 09/30/2051 195 134
Washington Gas Light Co
3.65%, 09/15/2049 95 73
$ 2,660
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 735 610
2.75%, 11/15/2050 175 104
$ 714
Healthcare - Products - 0 .29%
Abbott Laboratories
1.15%, 01/30/2028 250 219
1.40%, 06/30/2030 330 276
3.75%, 11/30/2026 266 264
4.75%, 11/30/2036 40 42
4.90%, 11/30/2046 500 514
5.30%, 05/27/2040 200 215
Baxter International Inc
1.73%, 04/01/2031 175 137
1.92%, 02/01/2027 395 353
2.27%, 12/01/2028 195 169
Boston Scientific Corp
1.90%, 06/01/2025 160 151
2.65%, 06/01/2030 160 141
4.70%, 03/01/2049 17 16
7.38%, 01/15/2040 51 62
Danaher Corp
2.60%, 10/01/2050 165 113
DH Europe Finance II Sarl
2.60%, 11/15/2029
(f)
155 139
3.25%, 11/15/2039 155 129
GE HealthCare Technologies Inc
5.60%, 11/15/2025
(i)
155 157
5.65%, 11/15/2027
(i)
155 160
5.86%, 03/15/2030
(i)
155 162
5.91%, 11/22/2032
(i)
155 165
6.38%, 11/22/2052
(i)
155 173

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Koninklijke Philips NV
5.00%, 03/15/2042 $ 128 $ 119
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 155
Medtronic Inc
4.38%, 03/15/2035 665 656
PerkinElmer Inc
0.85%, 09/15/2024 120 113
1.90%, 09/15/2028 155 132
Stryker Corp
3.50%, 03/15/2026 500 485
4.10%, 04/01/2043 200 174
4.63%, 03/15/2046 20 19
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 385 365
2.00%, 10/15/2031 190 158
2.60%, 10/01/2029 160 144
2.80%, 10/15/2041 250 190
4.80%, 11/21/2027 155 159
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 138
$ 6,764
Healthcare - Services - 0 .67%
Aetna Inc
3.50%, 11/15/2024 300 293
4.13%, 11/15/2042 100 84
6.63%, 06/15/2036 105 116
6.75%, 12/15/2037 112 123
Ascension Health
3.95%, 11/15/2046 500 435
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 193
Centene Corp
4.63%, 12/15/2029 500 470
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 200
CommonSpirit Health
4.35%, 11/01/2042 200 173
Elevance Health Inc
1.50%, 03/15/2026 190 173
2.88%, 09/15/2029 120 109
3.13%, 05/15/2050 600 432
3.60%, 03/15/2051 190 148
3.65%, 12/01/2027 300 290
4.10%, 05/15/2032 170 162
4.38%, 12/01/2047 300 267
4.63%, 05/15/2042 30 28
4.65%, 01/15/2043 115 107
4.75%, 02/15/2033 150 151
6.10%, 10/15/2052 150 167
HCA Inc
2.38%, 07/15/2031 190 153
3.38%, 03/15/2029
(i)
390 352
3.50%, 07/15/2051 190 131
4.38%, 03/15/2042
(i)
195 164
4.50%, 02/15/2027 800 781
5.25%, 06/15/2026 750 751
Humana Inc
1.35%, 02/03/2027 190 167
2.15%, 02/03/2032 190 154
3.13%, 08/15/2029 85 77
4.50%, 04/01/2025 160 159
4.95%, 10/01/2044 325 303
5.50%, 03/15/2053 155 158
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 172
4.15%, 05/01/2047 470 415
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Laboratory Corp of America Holdings
2.30%, 12/01/2024 $ 310 $ 296
2.95%, 12/01/2029 310 277
4.70%, 02/01/2045 115 103
Mass General Brigham Inc
3.19%, 07/01/2049 315 233
4.12%, 07/01/2055 300 256
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 174
4.20%, 07/01/2055 250 217
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 332
Quest Diagnostics Inc
2.95%, 06/30/2030 155 139
UnitedHealth Group Inc
0.55%, 05/15/2024 195 186
1.25%, 01/15/2026 160 147
2.00%, 05/15/2030 160 137
2.30%, 05/15/2031 195 167
2.38%, 08/15/2024 250 242
2.75%, 05/15/2040 160 121
2.88%, 08/15/2029 175 160
2.90%, 05/15/2050 160 113
3.05%, 05/15/2041 195 154
3.25%, 05/15/2051 120 90
3.45%, 01/15/2027 440 428
3.50%, 08/15/2039 200 170
3.70%, 05/15/2027 185 181
3.70%, 08/15/2049 350 285
4.20%, 05/15/2032 185 181
4.25%, 01/15/2029 305 303
4.25%, 06/15/2048 165 149
4.45%, 12/15/2048 120 111
4.63%, 07/15/2035 30 30
4.75%, 07/15/2045 700 686
4.75%, 05/15/2052 185 180
5.20%, 04/15/2063 305 309
5.25%, 02/15/2028 295 307
5.35%, 02/15/2033 295 314
5.88%, 02/15/2053 295 332
6.50%, 06/15/2037 77 89
$ 15,657
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 190 168
1.40%, 10/15/2027
(f)
165 142
$ 310
Insurance - 0 .67%
Aflac Inc
1.13%, 03/15/2026 195 177
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 484
Allstate Corp/The
0.75%, 12/15/2025 160 144
1.45%, 12/15/2030 160 124
3.28%, 12/15/2026 500 474
5.25%, 03/30/2033 125 126
5.55%, 05/09/2035 200 207
American International Group Inc
4.80%, 07/10/2045 50 45
5.13%, 03/27/2033 450 447
Aon Corp
2.80%, 05/15/2030 160 141
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 245 206
2.85%, 05/28/2027 195 181
2.90%, 08/23/2051 195 130
5.00%, 09/12/2032 90 90

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Aon Corp / Aon Global Holdings PLC
(continued)
5.35%, 02/28/2033 $ 155 $ 161
Arch Capital Finance LLC
5.03%, 12/15/2046 250 228
Arch Capital Group US Inc
5.14%, 11/01/2043 375 352
Athene Holding Ltd
4.13%, 01/12/2028 500 453
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 135
1.85%, 03/12/2030 80 69
2.30%, 03/15/2027
(f)
195 185
2.50%, 01/15/2051 190 122
2.85%, 10/15/2050 125 88
2.88%, 03/15/2032 195 175
4.20%, 08/15/2048 285 260
4.25%, 01/15/2049 400 369
4.30%, 05/15/2043 300 277
5.75%, 01/15/2040 115 127
Berkshire Hathaway Inc
3.13%, 03/15/2026 350 341
4.50%, 02/11/2043 25 24
Chubb Corp/The
6.50%, 05/15/2038 10 12
Chubb INA Holdings Inc
1.38%, 09/15/2030 335 271
2.85%, 12/15/2051 100 70
3.35%, 05/03/2026 30 29
4.35%, 11/03/2045 25 23
6.70%, 05/15/2036 250 285
CNA Financial Corp
2.05%, 08/15/2030 165 135
Corebridge Financial Inc
3.50%, 04/04/2025
(i)
200 192
3.85%, 04/05/2029
(i)
200 182
3.90%, 04/05/2032
(i)
200 173
Equitable Holdings Inc
4.35%, 04/20/2028 605 581
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 111
3.60%, 08/19/2049 170 129
4.30%, 04/15/2043 250 211
Lincoln National Corp
4.35%, 03/01/2048 55 42
7.00%, 06/15/2040 47 50
Loews Corp
4.13%, 05/15/2043 200 170
Manulife Financial Corp
5.38%, 03/04/2046 250 252
Markel Corp
3.45%, 05/07/2052 250 176
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 124
4.38%, 03/15/2029 50 50
4.90%, 03/15/2049 400 382
6.25%, 11/01/2052 150 169
MetLife Inc
3.00%, 03/01/2025 300 290
3.60%, 04/10/2024 250 246
4.05%, 03/01/2045 400 335
4.60%, 05/13/2046 225 201
4.88%, 11/13/2043 20 19
5.25%, 01/15/2054 150 146
5.70%, 06/15/2035 164 173
6.40%, 12/15/2066 288 279
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Progressive Corp/The
3.20%, 03/26/2030 $ 160 $ 147
3.70%, 03/15/2052 165 132
4.35%, 04/25/2044 200 178
Prudential Financial Inc
2.10%, 03/10/2030
(f)
160 137
3.70%, 10/01/2050
(e)
165 134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 477
3.91%, 12/07/2047 177 140
5.70%, 12/14/2036 25 26
5.70%, 09/15/2048
(e)
400 373
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 270 192
4.00%, 05/30/2047 400 343
6.25%, 06/15/2037 12 14
6.75%, 06/20/2036 51 60
Trinity Acquisition PLC
4.40%, 03/15/2026 500 491
W R Berkley Corp
4.00%, 05/12/2050 85 68
Willis North America Inc
2.95%, 09/15/2029 55 48
3.60%, 05/15/2024 300 296
3.88%, 09/15/2049 165 124
XL Group Ltd
5.25%, 12/15/2043 400 397
$ 15,627
Internet - 0 .50%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(f)
200 165
3.15%, 02/09/2051 300 196
3.40%, 12/06/2027 325 307
3.60%, 11/28/2024 300 293
4.20%, 12/06/2047 575 454
4.40%, 12/06/2057 305 243
Alphabet Inc
0.80%, 08/15/2027 330 289
1.10%, 08/15/2030 165 135
1.90%, 08/15/2040 165 116
2.00%, 08/15/2026 30 28
2.05%, 08/15/2050 165 105
2.25%, 08/15/2060 165 102
Amazon.com Inc
0.45%, 05/12/2024 365 350
1.20%, 06/03/2027 465 413
1.50%, 06/03/2030 465 387
1.65%, 05/12/2028 560 497
2.10%, 05/12/2031 365 312
2.88%, 05/12/2041 365 287
3.00%, 04/13/2025 300 293
3.10%, 05/12/2051 365 277
3.15%, 08/22/2027 490 472
3.25%, 05/12/2061 385 284
3.30%, 04/13/2027 380 368
3.60%, 04/13/2032 380 361
3.80%, 12/05/2024 20 20
3.88%, 08/22/2037 340 316
3.95%, 04/13/2052 190 168
4.05%, 08/22/2047 30 27
4.60%, 12/01/2025 280 282
4.65%, 12/01/2029 280 286
4.70%, 12/01/2032 280 287
4.80%, 12/05/2034 30 31
4.95%, 12/05/2044 240 247

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Baidu Inc
1.72%, 04/09/2026 $ 200 $ 181
2.38%, 10/09/2030 200 164
3.08%, 04/07/2025
(f)
200 192
4.13%, 06/30/2025
(f)
500 489
eBay Inc
1.90%, 03/11/2025 160 151
2.60%, 05/10/2031 195 166
3.45%, 08/01/2024 605 593
4.00%, 07/15/2042 100 82
5.95%, 11/22/2027 155 162
Expedia Group Inc
2.95%, 03/15/2031 195 163
Meta Platforms Inc
3.50%, 08/15/2027 345 333
3.85%, 08/15/2032 345 323
4.45%, 08/15/2052 300 264
$ 11,661
Iron & Steel - 0 .08%
Nucor Corp
2.00%, 06/01/2025 155 146
3.13%, 04/01/2032 195 172
4.30%, 05/23/2027 185 182
Steel Dynamics Inc
1.65%, 10/15/2027 85 73
2.40%, 06/15/2025 40 38
2.80%, 12/15/2024 500 478
Vale Overseas Ltd
6.25%, 08/10/2026 400 410
6.88%, 11/21/2036 317 331
8.25%, 01/17/2034 38 44
$ 1,874
Lodging - 0 .02%
Marriott International Inc/MD
2.85%, 04/15/2031 195 166
5.00%, 10/15/2027 300 301
$ 467
Machinery - Construction & Mining - 0 .09%
Caterpillar Financial Services Corp
0.45%, 05/17/2024 195 186
0.80%, 11/13/2025 180 164
1.10%, 09/14/2027 335 294
1.15%, 09/14/2026 195 175
3.40%, 05/13/2025 365 358
3.65%, 08/12/2025 175 172
4.90%, 01/17/2025 155 156
Caterpillar Inc
2.60%, 04/09/2030 150 134
3.25%, 09/19/2049 160 127
3.40%, 05/15/2024
(f)
30 30
3.80%, 08/15/2042 105 94
6.05%, 08/15/2036 132 149
$ 2,039
Machinery - Diversified - 0 .16%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 179
1.88%, 01/15/2026 165 152
Deere & Co
2.88%, 09/07/2049 165 124
3.10%, 04/15/2030 160 147
3.90%, 06/09/2042 30 28
5.38%, 10/16/2029 100 106
Dover Corp
5.38%, 03/01/2041 77 78
John Deere Capital Corp
0.70%, 01/15/2026 155 141
1.05%, 06/17/2026 190 172
1.50%, 03/06/2028 190 167
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
John Deere Capital Corp   (continued)
2.00%, 06/17/2031 $ 195 $ 163
2.05%, 01/09/2025 160 154
2.35%, 03/08/2027
(f)
195 181
2.80%, 07/18/2029 185 169
3.40%, 06/06/2025 175 171
4.15%, 09/15/2027 205 204
4.35%, 09/15/2032 120 120
4.55%, 10/11/2024 120 120
4.80%, 01/09/2026 150 152
5.15%, 03/03/2025 310 314
Otis Worldwide Corp
2.06%, 04/05/2025 160 151
2.57%, 02/15/2030 160 140
3.36%, 02/15/2050 160 119
Rockwell Automation Inc
1.75%, 08/15/2031 135 110
2.80%, 08/15/2061 190 122
$ 3,684
Media - 0 .69%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 321
2.30%, 02/01/2032 145 110
2.80%, 04/01/2031 405 326
3.50%, 06/01/2041 380 261
3.70%, 04/01/2051 405 259
3.85%, 04/01/2061 145 90
3.90%, 06/01/2052 195 129
4.40%, 12/01/2061 95 65
4.80%, 03/01/2050 545 415
4.91%, 07/23/2025 450 446
5.75%, 04/01/2048 605 522
6.48%, 10/23/2045 435 412
Comcast Corp
1.50%, 02/15/2031 165 133
2.35%, 01/15/2027 60 56
2.45%, 08/15/2052 165 103
2.65%, 02/01/2030 125 111
2.65%, 08/15/2062 165 101
2.89%, 11/01/2051 1,247 851
3.15%, 03/01/2026 30 29
3.25%, 11/01/2039 245 199
3.38%, 08/15/2025 525 513
3.40%, 07/15/2046 20 16
3.45%, 02/01/2050 485 375
3.55%, 05/01/2028 125 120
3.70%, 04/15/2024 650 642
3.75%, 04/01/2040 860 738
3.90%, 03/01/2038 150 134
4.00%, 08/15/2047 30 25
4.00%, 03/01/2048 400 338
4.00%, 11/01/2049 20 17
4.15%, 10/15/2028 500 495
4.25%, 01/15/2033 120 117
5.25%, 11/07/2025 70 72
5.50%, 11/15/2032 120 128
5.65%, 06/15/2035 20 21
7.05%, 03/15/2033 15 18
Discovery Communications LLC
3.63%, 05/15/2030 180 160
3.95%, 06/15/2025 250 241
3.95%, 03/20/2028 250 234
4.00%, 09/15/2055 301 200
Fox Corp
3.05%, 04/07/2025 40 38
5.48%, 01/25/2039 200 191
5.58%, 01/25/2049 500 478

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Grupo Televisa SAB
4.63%, 01/30/2026 $ 500 $ 489
NBCUniversal Media LLC
4.45%, 01/15/2043 10 9
Paramount Global
4.00%, 01/15/2026 300 290
4.20%, 05/19/2032 200 172
4.38%, 03/15/2043 235 167
4.85%, 07/01/2042 200 153
6.88%, 04/30/2036 181 184
7.88%, 07/30/2030 178 195
Thomson Reuters Corp
5.85%, 04/15/2040 25 25
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 108
Time Warner Cable LLC
5.50%, 09/01/2041 340 294
5.88%, 11/15/2040 20 18
6.55%, 05/01/2037 176 173
6.75%, 06/15/2039 77 76
7.30%, 07/01/2038 300 311
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 85
7.00%, 03/01/2032 51 59
Walt Disney Co/The
1.75%, 01/13/2026 315 295
2.00%, 09/01/2029 245 213
2.20%, 01/13/2028 460 422
2.65%, 01/13/2031 395 349
2.75%, 09/01/2049 325 226
3.35%, 03/24/2025 120 118
3.50%, 05/13/2040 160 136
3.60%, 01/13/2051 160 130
3.70%, 03/23/2027 120 118
4.63%, 03/23/2040 240 235
4.75%, 11/15/2046 230 222
4.95%, 10/15/2045 350 347
6.20%, 12/15/2034 154 175
6.40%, 12/15/2035 98 113
$ 16,157
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.25%, 06/15/2025 25 25
4.38%, 06/15/2045 250 230
$ 255
Mining - 0 .18%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 374
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 96
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 452
4.88%, 02/27/2026 155 156
4.90%, 02/28/2033 155 158
5.00%, 09/30/2043 270 273
Newmont Corp
2.25%, 10/01/2030 610 512
2.60%, 07/15/2032 140 117
4.88%, 03/15/2042 20 19
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 86
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 121
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 320
5.00%, 03/09/2033 155 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Southern Copper Corp
5.88%, 04/23/2045 $ 350 $ 364
6.75%, 04/16/2040 258 288
Teck Resources Ltd
3.90%, 07/15/2030 695 639
$ 4,134
Miscellaneous Manufacturers - 0 .12%
3M Co
2.00%, 02/14/2025
(f)
130 124
2.38%, 08/26/2029
(f)
500 442
Eaton Corp
3.10%, 09/15/2027 575 543
4.00%, 11/02/2032 100 95
4.15%, 03/15/2033 150 145
4.15%, 11/02/2042 50 44
Illinois Tool Works Inc
2.65%, 11/15/2026 500 475
Parker-Hannifin Corp
4.25%, 09/15/2027 355 348
4.50%, 09/15/2029 355 351
Teledyne Technologies Inc
0.95%, 04/01/2024 190 182
2.25%, 04/01/2028 190 170
$ 2,919
Oil & Gas - 0 .83%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 381
2.72%, 01/12/2032 100 87
2.77%, 11/10/2050 425 288
2.94%, 06/04/2051 190 132
3.00%, 02/24/2050 160 113
3.00%, 03/17/2052 195 137
3.06%, 06/17/2041 385 298
3.54%, 04/06/2027 275 267
3.59%, 04/14/2027 30 29
4.81%, 02/13/2033 150 152
BP Capital Markets PLC
3.28%, 09/19/2027 175 168
3.72%, 11/28/2028 40 39
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 627
4.95%, 06/01/2047 20 18
6.25%, 03/15/2038 250 261
Chevron Corp
1.55%, 05/11/2025 85 80
2.00%, 05/11/2027 160 147
2.24%, 05/11/2030 160 141
2.95%, 05/16/2026 355 342
3.08%, 05/11/2050 160 121
Chevron USA Inc
0.69%, 08/12/2025 330 303
1.02%, 08/12/2027 165 145
2.34%, 08/12/2050 165 108
3.25%, 10/15/2029 325 305
ConocoPhillips Co
2.40%, 03/07/2025 215 206
3.76%, 03/15/2042 402 342
3.80%, 03/15/2052 135 112
4.03%, 03/15/2062 169 138
4.30%, 11/15/2044 420 378
Devon Energy Corp
5.00%, 06/15/2045 10 9
5.60%, 07/15/2041 425 407
Diamondback Energy Inc
3.25%, 12/01/2026 155 147
EOG Resources Inc
4.15%, 01/15/2026 350 347

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
EQT Corp
5.68%, 10/01/2025 $ 315 $ 314
Equinor ASA
1.75%, 01/22/2026 160 149
2.88%, 04/06/2025 145 141
3.00%, 04/06/2027 345 328
3.25%, 11/18/2049 450 347
3.63%, 04/06/2040 145 125
5.10%, 08/17/2040 263 271
Exxon Mobil Corp
2.02%, 08/16/2024 400 386
2.28%, 08/16/2026 500 469
2.44%, 08/16/2029
(f)
150 137
2.61%, 10/15/2030 305 274
2.99%, 03/19/2025 305 297
3.00%, 08/16/2039 150 121
3.10%, 08/16/2049 450 337
3.45%, 04/15/2051 405 322
4.23%, 03/19/2040 305 286
Hess Corp
5.60%, 02/15/2041 51 49
7.13%, 03/15/2033 221 246
7.30%, 08/15/2031 25 28
HF Sinclair Corp
5.88%, 04/01/2026 475 480
Marathon Oil Corp
6.60%, 10/01/2037 223 228
Marathon Petroleum Corp
3.63%, 09/15/2024 400 394
5.00%, 09/15/2054 200 172
5.13%, 12/15/2026 300 303
Phillips 66
1.30%, 02/15/2026 90 82
2.15%, 12/15/2030 410 338
3.85%, 04/09/2025 490 479
4.95%, 12/01/2027 155 156
5.88%, 05/01/2042 128 136
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 173
1.90%, 08/15/2030 165 134
2.15%, 01/15/2031 190 156
Shell International Finance BV
2.00%, 11/07/2024 155 149
2.38%, 11/07/2029 155 137
2.50%, 09/12/2026 330 311
2.75%, 04/06/2030 400 365
2.88%, 11/26/2041 180 138
3.13%, 11/07/2049 155 116
3.25%, 04/06/2050 400 305
3.63%, 08/21/2042 100 84
4.00%, 05/10/2046 245 214
4.38%, 05/11/2045 490 452
4.55%, 08/12/2043 35 33
5.50%, 03/25/2040 25 27
6.38%, 12/15/2038 43 50
Suncor Energy Inc
3.75%, 03/04/2051 190 144
4.00%, 11/15/2047 90 72
6.50%, 06/15/2038 428 458
6.80%, 05/15/2038 12 13
6.85%, 06/01/2039 5 5
TotalEnergies Capital International SA
2.43%, 01/10/2025 85 82
2.83%, 01/10/2030 85 78
2.99%, 06/29/2041 170 133
3.13%, 05/29/2050 510 378
3.39%, 06/29/2060 370 277
3.46%, 07/12/2049 85 67
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Valero Energy Corp
2.80%, 12/01/2031 $ 395 $ 332
4.00%, 06/01/2052 195 150
6.63%, 06/15/2037 234 256
7.50%, 04/15/2032 15 17
$ 19,476
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor Inc
2.06%, 12/15/2026 200 181
3.14%, 11/07/2029 155 139
3.34%, 12/15/2027 165 155
4.08%, 12/15/2047 170 138
Halliburton Co
3.80%, 11/15/2025 24 24
4.50%, 11/15/2041 51 44
4.85%, 11/15/2035 275 264
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 140
3.95%, 12/01/2042 200 148
Schlumberger Investment SA
2.65%, 06/26/2030 165 146
$ 1,391
Packaging & Containers - 0 .04%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 365 357
Packaging Corp of America
3.00%, 12/15/2029 310 277
3.05%, 10/01/2051 165 113
4.05%, 12/15/2049 155 128
WRKCo Inc
3.00%, 06/15/2033 80 66
$ 941
Pharmaceuticals - 1 .48%
AbbVie Inc
2.60%, 11/21/2024 465 449
2.95%, 11/21/2026 310 295
3.20%, 05/14/2026 335 323
3.20%, 11/21/2029 775 719
3.80%, 03/15/2025 330 325
3.85%, 06/15/2024 245 242
4.05%, 11/21/2039 385 344
4.25%, 11/14/2028 220 219
4.25%, 11/21/2049 620 547
4.30%, 05/14/2036 170 160
4.40%, 11/06/2042 200 183
4.45%, 05/14/2046 280 253
4.50%, 05/14/2035 300 291
4.63%, 10/01/2042 100 92
4.70%, 05/14/2045 330 309
4.75%, 03/15/2045 235 222
4.88%, 11/14/2048 210 202
AmerisourceBergen Corp
3.40%, 05/15/2024 250 245
Astrazeneca Finance LLC
0.70%, 05/28/2024 295 282
1.75%, 05/28/2028 195 173
2.25%, 05/28/2031 190 163
4.88%, 03/03/2028 130 134
4.88%, 03/03/2033 130 134
AstraZeneca PLC
0.70%, 04/08/2026 125 112
1.38%, 08/06/2030 165 135
2.13%, 08/06/2050 85 54
3.00%, 05/28/2051 155 118
3.38%, 11/16/2025 605 591
4.00%, 09/18/2042 125 114

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC   (continued)
4.38%, 11/16/2045 $ 185 $ 178
4.38%, 08/17/2048 90 85
6.45%, 09/15/2037 164 193
Becton Dickinson & Co
1.96%, 02/11/2031 190 156
2.82%, 05/20/2030 160 143
3.36%, 06/06/2024 10 10
3.70%, 06/06/2027 600 580
3.73%, 12/15/2024 54 53
4.67%, 06/06/2047 35 33
4.69%, 12/15/2044 196 182
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 164
1.13%, 11/13/2027 315 276
1.45%, 11/13/2030 180 147
2.55%, 11/13/2050 180 120
2.90%, 07/26/2024 389 381
2.95%, 03/15/2032 500 451
3.25%, 08/01/2042 300 239
3.40%, 07/26/2029 167 159
3.55%, 03/15/2042 500 425
3.70%, 03/15/2052 600 501
3.90%, 02/20/2028 185 181
4.13%, 06/15/2039 230 214
4.25%, 10/26/2049 430 390
4.35%, 11/15/2047 150 140
4.55%, 02/20/2048 144 136
Cardinal Health Inc
3.08%, 06/15/2024 50 49
3.41%, 06/15/2027 200 190
4.60%, 03/15/2043 100 87
Cigna Group/The
1.25%, 03/15/2026 370 335
2.40%, 03/15/2030 860 746
3.20%, 03/15/2040 160 125
3.40%, 03/15/2051 185 136
4.13%, 11/15/2025 270 266
4.38%, 10/15/2028 750 739
4.80%, 08/15/2038 400 388
4.80%, 07/15/2046 25 23
4.90%, 12/15/2048 360 339
6.13%, 11/15/2041 16 18
CVS Health Corp
1.30%, 08/21/2027 165 144
1.75%, 08/21/2030 165 134
1.88%, 02/28/2031 185 150
2.63%, 08/15/2024 420 407
2.70%, 08/21/2040 750 536
3.00%, 08/15/2026 375 358
3.25%, 08/15/2029 170 155
4.30%, 03/25/2028 219 215
4.78%, 03/25/2038 485 462
5.05%, 03/25/2048 880 823
5.13%, 07/20/2045 370 351
5.25%, 02/21/2033 150 153
5.30%, 12/05/2043 25 25
5.63%, 02/21/2053 150 152
Eli Lilly & Co
3.95%, 03/15/2049 400 365
4.70%, 02/27/2033 120 123
4.88%, 02/27/2053 115 119
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 591
3.88%, 05/15/2028 545 535
5.38%, 04/15/2034 500 533
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson
0.55%, 09/01/2025 $ 370 $ 340
0.95%, 09/01/2027 370 328
2.10%, 09/01/2040 370 268
2.45%, 03/01/2026 30 29
3.50%, 01/15/2048 90 79
3.63%, 03/03/2037 20 19
3.70%, 03/01/2046 225 201
3.75%, 03/03/2047 30 27
4.95%, 05/15/2033 201 218
McKesson Corp
0.90%, 12/03/2025 185 167
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 232
Merck & Co Inc
0.75%, 02/24/2026 80 73
1.45%, 06/24/2030 365 302
1.70%, 06/10/2027 340 309
1.90%, 12/10/2028 190 168
2.15%, 12/10/2031 380 322
2.35%, 06/24/2040 285 210
2.75%, 02/10/2025 385 376
2.75%, 12/10/2051 235 166
3.60%, 09/15/2042 100 86
3.70%, 02/10/2045 10 9
3.90%, 03/07/2039 115 105
4.00%, 03/07/2049 170 153
4.15%, 05/18/2043 200 187
Novartis Capital Corp
1.75%, 02/14/2025 325 310
2.00%, 02/14/2027 325 300
2.20%, 08/14/2030 160 140
2.75%, 08/14/2050 160 118
3.00%, 11/20/2025 500 484
4.40%, 05/06/2044 350 344
Pfizer Inc
0.80%, 05/28/2025 445 413
1.70%, 05/28/2030 195 164
1.75%, 08/18/2031 155 128
2.55%, 05/28/2040 450 338
2.63%, 04/01/2030 160 144
2.70%, 05/28/2050 190 136
3.45%, 03/15/2029 210 203
4.00%, 03/15/2049 140 127
4.40%, 05/15/2044 30 29
5.60%, 09/15/2040 380 412
7.20%, 03/15/2039 176 222
Sanofi
3.63%, 06/19/2028 400 391
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 499
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 342
3.18%, 07/09/2050 405 289
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 567
5.25%, 06/15/2046 170 135
Viatris Inc
2.30%, 06/22/2027 120 105
2.70%, 06/22/2030 160 130
3.85%, 06/22/2040 120 84
4.00%, 06/22/2050 160 105
Wyeth LLC
5.95%, 04/01/2037 91 102
6.50%, 02/01/2034 144 166

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc
2.00%, 05/15/2030 $ 350 $ 294
3.00%, 05/15/2050 175 125
3.95%, 09/12/2047 5 4
5.40%, 11/14/2025 110 112
$ 34,575
Pipelines - 0 .84%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 285
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 262
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 117
Enbridge Inc
1.60%, 10/04/2026 60 54
2.50%, 01/15/2025 155 149
2.50%, 08/01/2033 390 314
3.13%, 11/15/2029 155 140
3.40%, 08/01/2051 390 275
5.50%, 12/01/2046 30 29
5.70%, 03/08/2033 155 161
Energy Transfer LP
2.90%, 05/15/2025 315 300
3.75%, 05/15/2030 160 148
4.75%, 01/15/2026 50 49
4.95%, 01/15/2043 200 169
5.00%, 05/15/2044 350 299
5.15%, 03/15/2045 400 348
5.25%, 04/15/2029 400 399
5.30%, 04/15/2047 15 13
5.35%, 05/15/2045 15 13
5.75%, 02/15/2033 155 159
6.13%, 12/15/2045 525 508
6.25%, 04/15/2049 500 495
6.50%, 02/01/2042 402 417
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 106
3.30%, 02/15/2053 65 47
3.70%, 02/15/2026 375 366
3.70%, 01/31/2051 250 193
3.75%, 02/15/2025 500 490
4.25%, 02/15/2048 155 132
4.85%, 08/15/2042 300 280
4.85%, 03/15/2044 430 399
4.90%, 05/15/2046 400 369
5.05%, 01/10/2026 150 152
6.13%, 10/15/2039 123 134
6.45%, 09/01/2040 177 194
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 171
5.00%, 03/01/2043 100 88
5.40%, 09/01/2044 400 371
6.38%, 03/01/2041 128 132
6.50%, 09/01/2039 112 117
6.95%, 01/15/2038 112 125
7.40%, 03/15/2031 177 196
Kinder Morgan Inc
1.75%, 11/15/2026 190 171
2.00%, 02/15/2031 310 250
3.25%, 08/01/2050 310 206
3.60%, 02/15/2051 155 110
4.30%, 06/01/2025 55 54
5.05%, 02/15/2046 15 13
5.20%, 06/01/2033 150 149
5.55%, 06/01/2045 50 47
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP
1.75%, 03/01/2026 $ 165 $ 151
4.13%, 03/01/2027 425 412
4.25%, 12/01/2027 400 387
4.50%, 04/15/2038 220 196
4.70%, 04/15/2048 185 155
4.88%, 12/01/2024 30 30
4.90%, 04/15/2058 60 50
5.00%, 03/01/2033 150 147
5.20%, 03/01/2047 330 296
5.20%, 12/01/2047 200 178
5.50%, 02/15/2049 170 158
ONEOK Inc
2.20%, 09/15/2025 160 148
2.75%, 09/01/2024 175 169
3.40%, 09/01/2029 100 89
4.45%, 09/01/2049 500 388
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 149
4.50%, 12/15/2026 300 293
4.65%, 10/15/2025 15 15
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 359
5.63%, 03/01/2025 390 393
5.75%, 05/15/2024 300 301
5.88%, 06/30/2026 345 352
Spectra Energy Partners LP
5.95%, 09/25/2043 200 202
Targa Resources Corp
5.20%, 07/01/2027 355 352
6.13%, 03/15/2033 150 155
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 115
TransCanada PipeLines Ltd
2.50%, 10/12/2031 195 159
4.25%, 05/15/2028 300 291
4.75%, 05/15/2038 300 278
4.88%, 05/15/2048 420 378
5.60%, 03/31/2034 300 301
6.10%, 06/01/2040 25 26
7.25%, 08/15/2038 51 58
Western Midstream Operating LP
6.15%, 04/01/2033
(d)
150 152
Williams Cos Inc/The
2.60%, 03/15/2031 590 496
3.50%, 10/15/2051 195 139
3.75%, 06/15/2027 400 384
3.90%, 01/15/2025 350 343
5.10%, 09/15/2045 180 165
5.30%, 08/15/2052 175 165
5.65%, 03/15/2033 155 160
6.30%, 04/15/2040 343 361
$ 19,678
Private Equity - 0 .01%
Brookfield Corp
4.00%, 01/15/2025 300 294
Regional Authority - 0 .26%
Province of Alberta Canada
1.00%, 05/20/2025 555 518
1.30%, 07/22/2030 300 249
3.30%, 03/15/2028 270 262
Province of British Columbia Canada
0.90%, 07/20/2026 585 530
1.30%, 01/29/2031
(f)
185 154
6.50%, 01/15/2026 18 19

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Manitoba Canada
1.50%, 10/25/2028 $ 190 $ 167
3.05%, 05/14/2024 500 491
Province of Ontario Canada
0.63%, 01/21/2026 495 450
1.05%, 04/14/2026 380 348
1.13%, 10/07/2030 425 347
2.13%, 01/21/2032 420 364
3.10%, 05/19/2027 310 300
3.20%, 05/16/2024 250 246
Province of Quebec Canada
0.60%, 07/23/2025 650 600
1.35%, 05/28/2030 760 640
1.50%, 02/11/2025 295 280
7.50%, 09/15/2029 64 76
$ 6,041
REITs - 0 .94%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 187
2.75%, 12/15/2029 80 69
2.95%, 03/15/2034 195 156
3.00%, 05/18/2051 190 118
3.38%, 08/15/2031 115 102
4.00%, 02/01/2050 85 64
4.90%, 12/15/2030 80 78
5.15%, 04/15/2053 150 137
American Tower Corp
1.30%, 09/15/2025 80 73
1.60%, 04/15/2026 190 172
1.88%, 10/15/2030 165 131
2.90%, 01/15/2030 160 139
2.95%, 01/15/2051 180 115
3.38%, 10/15/2026 500 474
3.65%, 03/15/2027 200 190
3.70%, 10/15/2049 165 121
5.65%, 03/15/2033 155 160
AvalonBay Communities Inc
1.90%, 12/01/2028 200 172
2.05%, 01/15/2032 195 158
2.30%, 03/01/2030 160 136
5.00%, 02/15/2033 155 157
Boston Properties LP
2.55%, 04/01/2032 155 111
2.75%, 10/01/2026 550 475
2.90%, 03/15/2030 415 319
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 288
Corporate Office Properties LP
2.75%, 04/15/2031 195 144
Crown Castle Inc
1.05%, 07/15/2026 380 335
1.35%, 07/15/2025 195 180
2.50%, 07/15/2031 190 160
2.90%, 04/01/2041 190 136
3.10%, 11/15/2029 150 133
3.20%, 09/01/2024 250 243
3.25%, 01/15/2051 370 255
3.30%, 07/01/2030 155 140
4.00%, 11/15/2049 110 85
5.00%, 01/11/2028 150 151
CubeSmart LP
2.00%, 02/15/2031 125 98
2.25%, 12/15/2028 200 172
Digital Realty Trust LP
4.45%, 07/15/2028 250 235
5.55%, 01/15/2028 120 120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Equinix Inc
1.00%, 09/15/2025 $ 165 $ 149
1.25%, 07/15/2025 160 147
1.80%, 07/15/2027 160 139
2.50%, 05/15/2031 195 161
2.63%, 11/18/2024 155 149
3.20%, 11/18/2029 260 232
3.40%, 02/15/2052 195 137
ERP Operating LP
1.85%, 08/01/2031 385 309
2.50%, 02/15/2030 125 107
Essex Portfolio LP
1.70%, 03/01/2028 190 163
3.00%, 01/15/2030 170 148
4.00%, 03/01/2029 300 282
4.50%, 03/15/2048 300 249
Federal Realty Investment Trust
1.25%, 02/15/2026 170 155
4.50%, 12/01/2044 250 203
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 151
5.38%, 04/15/2026 300 291
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 133
Healthpeak OP LLC
2.13%, 12/01/2028 165 143
3.00%, 01/15/2030 150 132
3.40%, 02/01/2025 19 18
5.25%, 12/15/2032 75 75
6.75%, 02/01/2041 300 319
Kilroy Realty LP
2.50%, 11/15/2032 165 105
Kimco Realty OP LLC
2.25%, 12/01/2031 195 153
2.70%, 10/01/2030 165 137
3.70%, 10/01/2049 330 237
4.60%, 02/01/2033 175 164
Life Storage LP
2.20%, 10/15/2030 85 70
2.40%, 10/15/2031 195 157
Mid-America Apartments LP
1.70%, 02/15/2031 125 99
4.00%, 11/15/2025 500 487
National Retail Properties Inc
4.80%, 10/15/2048 200 170
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 287
4.95%, 04/01/2024 750 741
Prologis LP
1.25%, 10/15/2030 165 130
1.75%, 07/01/2030 160 130
2.13%, 04/15/2027 145 132
2.25%, 04/15/2030 140 119
2.25%, 01/15/2032 195 160
2.88%, 11/15/2029 75 67
3.00%, 04/15/2050 110 76
3.88%, 09/15/2028 250 242
4.00%, 09/15/2028 400 389
4.63%, 01/15/2033 80 79
Public Storage
0.88%, 02/15/2026 145 130
1.85%, 05/01/2028 380 333
2.25%, 11/09/2031 200 166
Realty Income Corp
0.75%, 03/15/2026 430 381
2.20%, 06/15/2028 180 159
3.10%, 12/15/2029 375 336
3.25%, 01/15/2031 165 145

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Realty Income Corp   (continued)
4.85%, 03/15/2030 $ 150 $ 148
Simon Property Group LP
1.75%, 02/01/2028 190 163
2.00%, 09/13/2024 915 874
2.45%, 09/13/2029 140 120
2.65%, 02/01/2032 200 162
3.25%, 11/30/2026 500 473
3.25%, 09/13/2049 140 95
3.50%, 09/01/2025 165 159
4.25%, 11/30/2046 130 106
6.75%, 02/01/2040 25 28
Spirit Realty LP
2.10%, 03/15/2028 190 160
UDR Inc
2.10%, 08/01/2032 565 435
3.20%, 01/15/2030 165 147
Ventas Realty LP
3.00%, 01/15/2030 200 173
3.50%, 04/15/2024 300 293
5.70%, 09/30/2043 300 290
VICI Properties LP
4.38%, 05/15/2025 585 566
Welltower OP LLC
2.75%, 01/15/2032 195 159
4.13%, 03/15/2029 300 280
Weyerhaeuser Co
7.38%, 03/15/2032 85 98
WP Carey Inc
2.40%, 02/01/2031 85 69
$ 21,860
Retail - 0 .71%
AutoZone Inc
1.65%, 01/15/2031 165 131
3.75%, 06/01/2027 250 242
Costco Wholesale Corp
1.38%, 06/20/2027 155 139
1.60%, 04/20/2030 155 132
1.75%, 04/20/2032 155 127
2.75%, 05/18/2024 50 49
3.00%, 05/18/2027 150 145
Dollar General Corp
4.15%, 11/01/2025 500 491
Dollar Tree Inc
4.20%, 05/15/2028 185 180
Home Depot Inc/The
0.90%, 03/15/2028 190 162
1.88%, 09/15/2031 195 161
2.13%, 09/15/2026 250 234
2.38%, 03/15/2051 190 120
2.70%, 04/15/2025 195 189
2.75%, 09/15/2051 195 134
2.88%, 04/15/2027 195 186
2.95%, 06/15/2029 435 402
3.50%, 09/15/2056 305 238
3.90%, 06/15/2047 30 26
4.00%, 09/15/2025 325 323
4.20%, 04/01/2043 520 471
4.25%, 04/01/2046 340 310
4.40%, 03/15/2045 320 298
4.95%, 09/15/2052 160 160
5.95%, 04/01/2041 351 391
Lowe's Cos Inc
1.30%, 04/15/2028 165 142
1.70%, 10/15/2030 165 133
3.00%, 10/15/2050 50 33
3.10%, 05/03/2027 250 238
3.65%, 04/05/2029 250 237
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe’s Cos Inc   (continued)
3.70%, 04/15/2046 $ 40 $ 31
3.75%, 04/01/2032 195 180
4.00%, 04/15/2025 160 158
4.05%, 05/03/2047 30 24
4.25%, 04/01/2052 195 160
4.38%, 09/15/2045 500 423
4.40%, 09/08/2025 160 159
4.80%, 04/01/2026 155 156
5.00%, 04/15/2033
(f)
160 160
5.00%, 04/15/2040 160 152
5.63%, 04/15/2053 160 161
5.75%, 07/01/2053 155 158
McDonald's Corp
1.45%, 09/01/2025 160 149
2.13%, 03/01/2030 160 138
2.63%, 09/01/2029 415 377
3.38%, 05/26/2025 500 489
3.50%, 07/01/2027 325 315
3.63%, 09/01/2049 115 92
3.70%, 02/15/2042 128 106
4.70%, 12/09/2035 25 25
4.88%, 07/15/2040 9 9
4.88%, 12/09/2045 250 242
5.15%, 09/09/2052 325 330
6.30%, 10/15/2037 262 299
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 68
4.35%, 06/01/2028 300 297
Starbucks Corp
2.00%, 03/12/2027 160 145
3.00%, 02/14/2032
(f)
135 120
3.55%, 08/15/2029 500 476
4.45%, 08/15/2049 300 270
4.80%, 02/15/2033 165 167
Target Corp
1.95%, 01/15/2027 150 139
2.35%, 02/15/2030 320 282
2.50%, 04/15/2026 500 480
2.95%, 01/15/2052 175 126
4.50%, 09/15/2032 245 245
4.80%, 01/15/2053 150 147
TJX Cos Inc/The
1.60%, 05/15/2031 130 106
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 148 141
Walmart Inc
1.05%, 09/17/2026 185 167
1.50%, 09/22/2028 185 162
1.80%, 09/22/2031 195 165
2.50%, 09/22/2041 195 147
2.65%, 09/22/2051 185 134
2.95%, 09/24/2049 245 186
3.90%, 09/09/2025 160 159
3.95%, 06/28/2038 185 176
4.15%, 09/09/2032
(f)
660 665
4.50%, 09/09/2052 660 659
$ 16,546
Semiconductors - 0 .67%
Analog Devices Inc
2.10%, 10/01/2031 135 114
2.80%, 10/01/2041 195 149
Applied Materials Inc
1.75%, 06/01/2030 160 134
3.30%, 04/01/2027 35 34
3.90%, 10/01/2025 500 493
4.35%, 04/01/2047 40 38
5.10%, 10/01/2035 250 261

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 $ 450 $ 435
Broadcom Inc
1.95%, 02/15/2028
(i)
150 131
2.60%, 02/15/2033
(i)
405 318
3.14%, 11/15/2035
(i)
640 492
3.19%, 11/15/2036
(i)
14 11
3.42%, 04/15/2033
(i)
460 385
3.47%, 04/15/2034
(i)
350 287
3.50%, 02/15/2041
(i)
200 151
3.75%, 02/15/2051
(i)
50 37
4.15%, 11/15/2030 271 251
4.30%, 11/15/2032 185 170
4.75%, 04/15/2029 730 721
Intel Corp
2.00%, 08/12/2031 190 157
2.45%, 11/15/2029 310 273
3.05%, 08/12/2051 190 130
3.15%, 05/11/2027 540 517
3.20%, 08/12/2061 190 126
3.25%, 11/15/2049 315 224
3.40%, 03/25/2025 160 157
3.73%, 12/08/2047 240 190
3.75%, 03/25/2027 160 157
3.75%, 08/05/2027 175 171
4.00%, 08/05/2029 705 686
4.00%, 12/15/2032 200 191
4.15%, 08/05/2032
(f)
175 169
4.25%, 12/15/2042 200 175
4.60%, 03/25/2040 160 150
4.80%, 10/01/2041 77 74
4.88%, 02/10/2026 255 258
4.90%, 07/29/2045 25 25
5.20%, 02/10/2033 130 132
5.63%, 02/10/2043 130 133
5.70%, 02/10/2053 255 260
KLA Corp
4.65%, 11/01/2024 145 145
4.95%, 07/15/2052 355 352
Lam Research Corp
1.90%, 06/15/2030 155 131
2.88%, 06/15/2050 235 166
Marvell Technology Inc
2.45%, 04/15/2028 380 333
4.88%, 06/22/2028 300 295
Micron Technology Inc
2.70%, 04/15/2032 290 232
4.19%, 02/15/2027 115 111
4.66%, 02/15/2030 115 110
NVIDIA Corp
0.58%, 06/14/2024 385 368
1.55%, 06/15/2028 190 167
2.00%, 06/15/2031 385 324
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 318
3.13%, 02/15/2042 195 138
3.15%, 05/01/2027 80 74
3.25%, 05/11/2041 195 142
4.40%, 06/01/2027 220 217
QUALCOMM Inc
1.30%, 05/20/2028 411 359
1.65%, 05/20/2032 340 276
3.25%, 05/20/2027 320 310
4.65%, 05/20/2035 115 116
4.80%, 05/20/2045 425 423
6.00%, 05/20/2053 155 176
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Texas Instruments Inc
1.13%, 09/15/2026 $ 195 $ 176
1.38%, 03/12/2025 160 151
1.75%, 05/04/2030 245 208
1.90%, 09/15/2031 195 163
4.15%, 05/15/2048 205 191
5.00%, 03/14/2053 155 164
TSMC Arizona Corp
3.88%, 04/22/2027 200 196
4.25%, 04/22/2032
(f)
200 198
$ 15,697
Software - 0 .64%
Activision Blizzard Inc
1.35%, 09/15/2030 85 69
2.50%, 09/15/2050 790 529
Adobe Inc
1.90%, 02/01/2025 315 301
2.30%, 02/01/2030 160 142
Electronic Arts Inc
1.85%, 02/15/2031 190 157
Fidelity National Information Services Inc
1.65%, 03/01/2028 180 154
3.10%, 03/01/2041 90 63
4.50%, 07/15/2025 130 128
5.10%, 07/15/2032 130 127
Fiserv Inc
3.50%, 07/01/2029 310 288
3.85%, 06/01/2025 300 294
5.45%, 03/02/2028 730 746
Microsoft Corp
2.40%, 08/08/2026 55 52
2.53%, 06/01/2050 792 560
2.68%, 06/01/2060 1,209 835
3.13%, 11/03/2025 700 683
3.30%, 02/06/2027 200 196
3.45%, 08/08/2036 358 331
Oracle Corp
2.30%, 03/25/2028 385 345
2.50%, 04/01/2025 150 144
2.65%, 07/15/2026 700 654
2.80%, 04/01/2027 850 790
2.88%, 03/25/2031 385 329
2.95%, 04/01/2030 150 132
3.60%, 04/01/2040 150 116
3.60%, 04/01/2050 150 106
3.65%, 03/25/2041 385 297
3.80%, 11/15/2037 250 208
3.90%, 05/15/2035 600 524
3.95%, 03/25/2051 385 290
4.00%, 07/15/2046 780 595
4.10%, 03/25/2061 190 140
4.30%, 07/08/2034 615 564
4.38%, 05/15/2055 610 480
4.50%, 05/06/2028 130 128
4.65%, 05/06/2030 265 258
5.55%, 02/06/2053 125 119
5.80%, 11/10/2025 235 241
6.15%, 11/09/2029 55 59
6.25%, 11/09/2032 115 124
6.90%, 11/09/2052 115 129
Roper Technologies Inc
1.00%, 09/15/2025 85 78
1.40%, 09/15/2027 165 143
2.35%, 09/15/2024 110 106
2.95%, 09/15/2029 95 85

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Salesforce Inc
1.95%, 07/15/2031 $ 190 $ 159
2.70%, 07/15/2041 385 289
2.90%, 07/15/2051 385 273
ServiceNow Inc
1.40%, 09/01/2030 165 133
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 331
VMware Inc
1.40%, 08/15/2026 570 504
1.80%, 08/15/2028 285 241
2.20%, 08/15/2031 385 305
$ 15,074
Sovereign - 1 .58%
Canada Government International Bond
0.75%, 05/19/2026
(f)
390 354
1.63%, 01/22/2025 865 827
2.88%, 04/28/2025 430 420
Chile Government International Bond
2.45%, 01/31/2031
(f)
535 461
2.55%, 01/27/2032
(f)
475 405
2.75%, 01/31/2027 200 188
3.10%, 05/07/2041 500 375
3.13%, 03/27/2025 250 244
3.24%, 02/06/2028 400 381
3.50%, 04/15/2053 200 149
3.86%, 06/21/2047 300 245
4.00%, 01/31/2052 200 162
Export Development Canada
3.38%, 08/26/2025 250 246
3.88%, 02/14/2028 305 307
Export-Import Bank of Korea
1.25%, 01/18/2025 200 188
1.38%, 02/09/2031 200 159
2.13%, 01/18/2032 200 165
3.25%, 11/10/2025 500 482
3.25%, 08/12/2026 500 478
4.25%, 09/15/2027 200 198
4.50%, 09/15/2032 200 198
4.88%, 01/11/2026 305 307
Indonesia Government International Bond
2.15%, 07/28/2031 400 332
2.85%, 02/14/2030 800 721
3.05%, 03/12/2051 400 295
3.50%, 01/11/2028 200 192
3.70%, 10/30/2049
(f)
200 158
4.15%, 09/20/2027 200 197
4.20%, 10/15/2050
(f)
500 431
4.55%, 01/11/2028 200 200
4.65%, 09/20/2032 335 333
4.75%, 02/11/2029 200 202
Israel Government AID Bond
5.50%, 04/26/2024 125 126
5.50%, 09/18/2033 12 14
Israel Government International Bond
3.88%, 07/03/2050 400 333
4.50%, 01/30/2043 400 379
Japan Bank for International Cooperation
0.50%, 04/15/2024
(f)
200 191
1.25%, 01/21/2031 400 323
1.88%, 04/15/2031 200 169
2.00%, 10/17/2029 200 175
2.13%, 02/16/2029
(f)
400 357
2.25%, 11/04/2026 400 373
2.38%, 04/20/2026 300 284
2.88%, 04/14/2025 400 387
3.00%, 05/29/2024 1,000 980
3.88%, 09/16/2025 300 297
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Korea International Bond
1.00%, 09/16/2030 $ 200 $ 163
3.88%, 09/20/2048 500 457
Mexico Government International Bond
2.66%, 05/24/2031 400 334
3.25%, 04/16/2030
(f)
200 179
3.50%, 02/12/2034 600 509
3.75%, 01/11/2028 250 240
3.75%, 04/19/2071 400 265
3.77%, 05/24/2061 200 135
3.90%, 04/27/2025
(f)
600 592
4.13%, 01/21/2026 500 492
4.50%, 04/22/2029 300 293
4.50%, 01/31/2050 800 644
4.60%, 02/10/2048 700 570
4.75%, 03/08/2044 506 429
5.55%, 01/21/2045 300 282
6.05%, 01/11/2040 464 471
6.35%, 02/09/2035 400 425
Panama Government International Bond
2.25%, 09/29/2032 200 153
3.30%, 01/19/2033
(f)
200 167
3.75%, 03/16/2025 800 779
3.87%, 07/23/2060 340 222
3.88%, 03/17/2028 500 479
4.30%, 04/29/2053 400 293
4.50%, 05/15/2047 200 156
4.50%, 04/16/2050 400 304
6.40%, 02/14/2035 200 208
6.70%, 01/26/2036 224 237
6.85%, 03/28/2054 200 205
Peruvian Government International Bond
1.86%, 12/01/2032 405 306
2.78%, 01/23/2031 145 124
2.78%, 12/01/2060 180 107
3.30%, 03/11/2041 340 255
3.55%, 03/10/2051
(f)
200 146
5.63%, 11/18/2050 528 531
6.55%, 03/14/2037 126 137
7.35%, 07/21/2025 180 190
8.75%, 11/21/2033 192 241
Philippine Government International Bond
2.46%, 05/05/2030 500 434
2.65%, 12/10/2045 400 274
2.95%, 05/05/2045 200 144
3.00%, 02/01/2028 300 282
3.20%, 07/06/2046 200 148
3.70%, 03/01/2041 200 165
3.70%, 02/02/2042 230 187
5.00%, 07/17/2033 200 203
5.00%, 01/13/2037 300 300
5.50%, 01/17/2048 200 204
6.38%, 10/23/2034 210 235
9.50%, 02/02/2030 400 506
10.63%, 03/16/2025 400 445
Republic of Italy Government International Bond
0.88%, 05/06/2024 200 190
1.25%, 02/17/2026 400 356
2.38%, 10/17/2024 200 191
2.88%, 10/17/2029 200 173
3.88%, 05/06/2051 600 426
5.38%, 06/15/2033 280 281
Republic of Poland Government International
Bond
4.88%, 10/04/2033
(d)
300 299
State of Israel
2.50%, 01/15/2030 200 179
3.38%, 01/15/2050 400 306

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Svensk Exportkredit AB
0.50%, 08/26/2025 $ 835 $ 765
3.63%, 09/03/2024 200 197
4.38%, 02/13/2026 305 307
Tennessee Valley Authority
2.88%, 02/01/2027 250 240
3.50%, 12/15/2042 400 339
3.88%, 03/15/2028 230 230
4.25%, 09/15/2065 200 188
4.63%, 09/15/2060 300 300
5.25%, 09/15/2039 251 268
5.38%, 04/01/2056 154 174
5.88%, 04/01/2036 300 345
6.75%, 11/01/2025 102 109
Uruguay Government International Bond
4.13%, 11/20/2045 100 92
4.38%, 10/27/2027 390 390
4.98%, 04/20/2055 210 206
5.10%, 06/18/2050 565 565
5.75%, 10/28/2034 150 164
$ 36,915
Supranational Bank - 1 .38%
African Development Bank
0.88%, 03/23/2026 345 316
0.88%, 07/22/2026 385 348
4.38%, 03/14/2028 305 313
Asian Development Bank
0.38%, 06/11/2024 385 367
0.38%, 09/03/2025 325 298
0.50%, 02/04/2026 400 364
1.00%, 04/14/2026 1,280 1,174
1.25%, 06/09/2028 100 88
1.50%, 01/20/2027 400 368
1.50%, 03/04/2031 195 166
1.75%, 09/19/2029 325 289
1.88%, 03/15/2029 390 352
2.13%, 03/19/2025 300 288
2.75%, 01/19/2028 250 239
2.88%, 05/06/2025 340 332
3.13%, 08/20/2027 705 687
3.13%, 04/27/2032 340 324
3.88%, 09/28/2032 100 101
4.00%, 01/12/2033 150 153
4.13%, 09/27/2024 315 313
4.25%, 01/09/2026 305 307
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 57
Asian Infrastructure Investment Bank/The
2.25%, 05/16/2024 900 877
3.38%, 06/29/2025 355 349
3.75%, 09/14/2027 325 322
Council Of Europe Development Bank
0.38%, 06/10/2024 385 366
1.38%, 02/27/2025 320 304
3.63%, 01/26/2028 300 297
European Bank for Reconstruction &
Development
0.50%, 11/25/2025 385 352
0.50%, 01/28/2026 380 345
1.63%, 09/27/2024 650 625
4.38%, 03/09/2028 245 252
European Investment Bank
0.38%, 07/24/2024
(f)
475 451
0.38%, 12/15/2025 340 308
0.38%, 03/26/2026 480 433
0.63%, 10/21/2027 285 248
0.75%, 10/26/2026 190 171
1.25%, 02/14/2031 355 300
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank   (continued)
1.38%, 03/15/2027 $ 400 $ 365
1.63%, 03/14/2025
(f)
315 300
1.63%, 05/13/2031 395 342
1.75%, 03/15/2029
(f)
200 180
1.88%, 02/10/2025 600 576
2.25%, 06/24/2024 500 487
2.38%, 05/24/2027 300 285
3.25%, 11/15/2027 325 319
3.75%, 02/14/2033 305 309
3.88%, 03/15/2028 305 307
Inter-American Development Bank
0.50%, 09/23/2024 610 577
0.63%, 09/16/2027 340 297
0.88%, 04/20/2026 425 388
1.13%, 07/20/2028 385 337
1.13%, 01/13/2031 385 319
1.50%, 01/13/2027 400 367
1.75%, 03/14/2025 835 798
2.13%, 01/15/2025 500 482
2.38%, 07/07/2027 500 472
3.13%, 09/18/2028 500 485
3.50%, 09/14/2029 320 316
4.00%, 01/12/2028 305 308
4.38%, 01/24/2044 50 51
International Bank for Reconstruction &
Development
0.50%, 10/28/2025 905 829
0.75%, 11/24/2027 365 319
0.75%, 08/26/2030 385 311
0.88%, 07/15/2026 580 527
1.25%, 02/10/2031 385 322
1.38%, 04/20/2028 930 831
1.63%, 01/15/2025 475 454
1.63%, 11/03/2031 385 328
1.75%, 10/23/2029 680 603
2.50%, 11/25/2024 800 778
2.50%, 07/29/2025 850 822
2.50%, 03/29/2032 355 324
3.13%, 06/15/2027 645 630
3.63%, 09/21/2029 315 313
3.88%, 02/14/2030
(f)
305 308
International Finance Corp
0.38%, 07/16/2025 1,080 996
3.63%, 09/15/2025 150 149
Nordic Investment Bank
0.38%, 09/11/2025 255 234
0.50%, 01/21/2026 400 364
2.25%, 05/21/2024 500 487
3.38%, 09/08/2027 325 320
$ 32,176
Telecommunications - 1 .06%
America Movil SAB de CV
4.38%, 04/22/2049
(f)
250 219
6.13%, 03/30/2040 102 110
6.38%, 03/01/2035 200 220
AT&T Inc
1.65%, 02/01/2028 330 290
1.70%, 03/25/2026 135 124
2.25%, 02/01/2032 240 196
2.30%, 06/01/2027 465 426
2.75%, 06/01/2031 310 267
2.95%, 07/15/2026 20 19
3.10%, 02/01/2043 240 178
3.50%, 06/01/2041 310 245
3.50%, 09/15/2053 904 656
3.55%, 09/15/2055 1,198 860
3.65%, 06/01/2051 755 572

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc   (continued)
3.65%, 09/15/2059 $ 1,057 $ 755
3.80%, 02/15/2027 40 39
4.10%, 02/15/2028 81 79
4.25%, 03/01/2027 230 228
4.30%, 12/15/2042 221 192
4.35%, 03/01/2029 500 490
4.35%, 06/15/2045 260 223
4.50%, 03/09/2048 490 424
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 190 145
British Telecommunications PLC
9.62%, 12/15/2030 577 719
Cisco Systems Inc
2.50%, 09/20/2026 580 548
5.50%, 01/15/2040 600 655
Corning Inc
4.38%, 11/15/2057 300 254
4.75%, 03/15/2042 102 96
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 783
Juniper Networks Inc
2.00%, 12/10/2030 185 147
Motorola Solutions Inc
4.00%, 09/01/2024 49 48
Orange SA
5.38%, 01/13/2042 102 105
Rogers Communications Inc
2.95%, 03/15/2025
(i)
195 188
3.20%, 03/15/2027
(i)
395 372
3.70%, 11/15/2049 225 165
3.80%, 03/15/2032
(i)
195 175
5.00%, 03/15/2044 500 451
Telefonica Emisiones SA
5.21%, 03/08/2047 530 464
7.05%, 06/20/2036 545 602
TELUS Corp
4.60%, 11/16/2048 300 267
T-Mobile USA Inc
1.50%, 02/15/2026 320 292
2.05%, 02/15/2028 320 284
2.25%, 11/15/2031 350 287
2.40%, 03/15/2029 310 270
2.55%, 02/15/2031 245 208
3.00%, 02/15/2041 170 126
3.30%, 02/15/2051 310 220
3.40%, 10/15/2052 260 187
3.50%, 04/15/2025 150 146
3.75%, 04/15/2027 295 284
3.88%, 04/15/2030 295 277
4.38%, 04/15/2040 150 134
4.50%, 04/15/2050 295 257
4.95%, 03/15/2028 90 91
5.20%, 01/15/2033 555 566
5.65%, 01/15/2053 520 533
Verizon Communications Inc
1.45%, 03/20/2026 385 354
1.50%, 09/18/2030 450 364
1.68%, 10/30/2030 748 604
1.75%, 01/20/2031 360 290
2.10%, 03/22/2028 580 517
2.36%, 03/15/2032 180 148
2.55%, 03/21/2031 385 328
2.63%, 08/15/2026 25 24
2.65%, 11/20/2040 135 96
2.88%, 11/20/2050 360 239
2.99%, 10/30/2056 562 365
3.00%, 11/20/2060 80 51
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc   (continued)
3.38%, 02/15/2025 $ 40 $ 39
3.40%, 03/22/2041 385 306
3.55%, 03/22/2051 385 294
3.70%, 03/22/2061 190 142
3.85%, 11/01/2042 275 230
3.88%, 02/08/2029 400 386
4.13%, 03/16/2027 300 297
4.33%, 09/21/2028 500 494
4.40%, 11/01/2034 750 713
4.50%, 08/10/2033 360 348
4.81%, 03/15/2039 600 573
Vodafone Group PLC
4.25%, 09/17/2050 165 135
5.63%, 02/10/2053 150 148
6.15%, 02/27/2037 201 215
$ 24,858
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 25
Transportation - 0 .56%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 400 291
3.30%, 09/15/2051 200 153
3.40%, 09/01/2024 230 226
3.55%, 02/15/2050 115 92
4.38%, 09/01/2042 545 505
4.45%, 03/15/2043 20 19
4.45%, 01/15/2053 100 93
4.55%, 09/01/2044 15 14
5.15%, 09/01/2043 350 356
Canadian National Railway Co
2.45%, 05/01/2050 65 42
3.20%, 08/02/2046 400 305
3.65%, 02/03/2048 75 62
3.85%, 08/05/2032 175 166
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 354
2.45%, 12/02/2031 190 165
3.00%, 12/02/2041 190 152
3.10%, 12/02/2051 190 136
4.80%, 09/15/2035 500 498
CSX Corp
2.40%, 02/15/2030 65 57
2.60%, 11/01/2026 300 282
3.25%, 06/01/2027 40 38
3.35%, 11/01/2025 250 243
3.35%, 09/15/2049 70 53
3.80%, 03/01/2028 100 97
3.80%, 11/01/2046 30 25
4.25%, 11/01/2066 400 330
4.30%, 03/01/2048 105 93
4.50%, 11/15/2052 155 142
4.75%, 05/30/2042 277 262
FedEx Corp
3.10%, 08/05/2029 550 505
3.88%, 08/01/2042 100 81
4.40%, 01/15/2047 405 348
4.55%, 04/01/2046 400 352
4.75%, 11/15/2045 525 474
Kansas City Southern/Old
4.70%, 05/01/2048 300 275
Norfolk Southern Corp
2.30%, 05/15/2031 195 163
2.55%, 11/01/2029 155 136
2.90%, 08/25/2051 190 126
3.94%, 11/01/2047 398 326
4.15%, 02/28/2048 200 169

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Norfolk Southern Corp   (continued)
4.45%, 03/01/2033 $ 150 $ 146
4.55%, 06/01/2053 70 63
4.84%, 10/01/2041 100 94
Ryder System Inc
2.50%, 09/01/2024 80 77
2.90%, 12/01/2026 150 139
4.30%, 06/15/2027 55 53
Union Pacific Corp
2.15%, 02/05/2027 230 213
2.38%, 05/20/2031 195 168
2.80%, 02/14/2032 185 162
2.89%, 04/06/2036 210 173
3.20%, 05/20/2041 195 157
3.38%, 02/14/2042 190 156
3.80%, 10/01/2051 577 483
3.80%, 04/06/2071 175 135
3.84%, 03/20/2060 575 466
4.50%, 01/20/2033 160 160
4.95%, 09/09/2052 160 163
United Parcel Service Inc
2.50%, 09/01/2029 125 112
3.40%, 09/01/2049
(f)
770 620
3.90%, 04/01/2025 665 657
4.88%, 03/03/2033 110 113
4.88%, 11/15/2040 25 25
5.05%, 03/03/2053 110 113
5.20%, 04/01/2040 125 130
6.20%, 01/15/2038 23 26
$ 13,010
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 296
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 195 165
3.25%, 06/01/2051 195 142
3.75%, 09/01/2047 180 145
4.45%, 06/01/2032 110 108
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031 190 158
5.30%, 05/01/2052 185 179
$ 903
TOTAL BONDS $ 704,476
MUNICIPAL BONDS - 0 .58%
Principal
Amount (000's) Value (000's)
California - 0 .18%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 364
6.92%, 04/01/2040 120 143
California State University
2.98%, 11/01/2051 160 114
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 67
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 178
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 87
5.76%, 07/01/2029 50 53
6.76%, 07/01/2034 530 614
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 293
San Diego County Water Authority
6.14%, 05/01/2049 260 301
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 $ 25 $ 26
State of California
3.50%, 04/01/2028 165 159
7.30%, 10/01/2039 375 465
7.35%, 11/01/2039 500 624
7.60%, 11/01/2040 180 237
7.63%, 03/01/2040 280 362
University of California
5.77%, 05/15/2043 200 220
$ 4,307
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 427
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 146 160
7.06%, 04/01/2057 193 200
$ 360
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 195 225
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 70 79
County of Cook IL
6.23%, 11/15/2034 102 112
State of Illinois
5.10%, 06/01/2033 1,000 998
7.35%, 07/01/2035 65 71
$ 1,485
Kansas - 0 .01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 117
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 31
New Jersey - 0 .07%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 764
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 195
6.56%, 12/15/2040 210 244
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 181
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 139
$ 1,523
New York - 0 .09%
City of New York NY
5.52%, 10/01/2037 25 27
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 147
New York City Municipal Water Finance
Authority
5.72%, 06/15/2042 270 302
5.95%, 06/15/2042 125 143
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 260
New York State Dormitory Authority
5.60%, 03/15/2040 435 461

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
Port Authority of New York & New Jersey
4.46%, 10/01/2062 $ 400 $ 374
4.96%, 08/01/2046 300 304
6.04%, 12/01/2029 50 54
$ 2,072
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 71
Ohio State University/The
4.91%, 06/01/2040 125 128
$ 199
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 505
Texas - 0 .08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 149
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 51
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 81
Dallas County Hospital District
5.62%, 08/15/2044 83 90
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(j)
50 50
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 306
State of Texas
4.68%, 04/01/2040 100 100
5.52%, 04/01/2039 405 445
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 646
$ 1,918
Utah - 0 .01%
State of Utah
3.54%, 07/01/2025 220 218
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
280 287
TOTAL MUNICIPAL BONDS $ 13,449
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68 .68%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .42%
2.00%, 08/01/2029 $ 166 $ 155
2.00%, 10/01/2031 42 39
2.00%, 03/01/2032 83 77
2.50%, 10/01/2027 42 41
2.50%, 03/01/2028 108 104
2.50%, 06/01/2028 66 63
2.50%, 06/01/2028 154 148
2.50%, 07/01/2028 109 104
2.50%, 10/01/2028 78 75
2.50%, 10/01/2028 52 50
2.50%, 10/01/2029 139 132
2.50%, 12/01/2029 164 157
2.50%, 09/01/2030 291 275
2.50%, 01/01/2031 317 300
2.50%, 01/01/2031 30 28
2.50%, 02/01/2031 34 33
2.50%, 03/01/2031 96 90
2.50%, 12/01/2031 107 101
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 12/01/2031 $ 119 $ 112
2.50%, 02/01/2032 139 131
2.50%, 03/01/2032 183 172
2.50%, 11/01/2032 354 332
2.50%, 02/01/2033 100 94
2.50%, 03/01/2033 71 66
2.50%, 03/01/2033 238 223
2.50%, 04/01/2033 111 104
2.50%, 05/01/2033 46 43
2.50%, 06/01/2033 75 70
2.50%, 11/01/2036 67 61
2.50%, 02/01/2043 87 77
2.50%, 03/01/2043 69 61
3.00%, 01/01/2027 37 36
3.00%, 03/01/2027 29 28
3.00%, 05/01/2027 33 32
3.00%, 10/01/2028 112 108
3.00%, 07/01/2029 143 138
3.00%, 08/01/2029 63 60
3.00%, 10/01/2029 38 36
3.00%, 11/01/2029 64 62
3.00%, 07/01/2030 145 139
3.00%, 09/01/2030 195 187
3.00%, 11/01/2030 34 33
3.00%, 11/01/2030 57 54
3.00%, 01/01/2031 68 65
3.00%, 04/01/2031 145 139
3.00%, 02/01/2032 31 30
3.00%, 05/01/2032 51 48
3.00%, 12/01/2032 230 220
3.00%, 12/01/2032 226 216
3.00%, 01/01/2033 311 298
3.00%, 02/01/2033 180 173
3.00%, 03/01/2033 113 108
3.00%, 04/01/2033 100 94
3.00%, 04/01/2033 79 75
3.00%, 06/01/2033 63 59
3.00%, 09/01/2033 86 81
3.00%, 09/01/2033 92 87
3.00%, 12/01/2034 23 21
3.00%, 01/01/2035 16 15
3.00%, 02/01/2035 22 21
3.00%, 05/01/2035 187 176
3.00%, 02/01/2036 42 40
3.00%, 09/01/2036 47 44
3.00%, 02/01/2037 56 53
3.00%, 05/01/2037 61 57
3.00%, 06/01/2037 63 59
3.00%, 07/01/2037 97 91
3.00%, 09/01/2037 21 20
3.00%, 01/01/2043 136 126
3.00%, 01/01/2043 140 129
3.00%, 02/01/2043 621 573
3.00%, 03/01/2043 357 330
3.00%, 04/01/2043 125 115
3.00%, 05/01/2043 122 112
3.00%, 06/01/2043 224 207
3.00%, 07/01/2043 226 208
3.00%, 07/01/2043 207 191
3.00%, 07/01/2043 392 362
3.00%, 07/01/2043 355 327
3.00%, 08/01/2043 48 44
3.00%, 08/01/2043 67 62
3.00%, 08/01/2043 121 112
3.00%, 08/01/2043 662 611
3.00%, 09/01/2043 249 230
3.00%, 09/01/2043 276 255
3.00%, 09/01/2043 118 109

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 10/01/2043 $ 98 $ 90
3.00%, 10/01/2043 241 223
3.00%, 03/01/2045 206 190
3.00%, 04/01/2045 74 68
3.00%, 06/01/2045 270 249
3.00%, 07/01/2045 158 146
3.00%, 07/01/2045 219 202
3.00%, 08/01/2045 310 285
3.00%, 08/01/2045 94 86
3.00%, 08/01/2045 96 88
3.00%, 12/01/2045 425 391
3.00%, 03/01/2046 184 170
3.00%, 03/01/2046 18 16
3.00%, 04/01/2046 254 233
3.00%, 04/01/2046 23 21
3.00%, 05/01/2046 67 61
3.00%, 09/01/2046 303 278
3.00%, 10/01/2046 311 286
3.00%, 11/01/2046 527 482
3.00%, 11/01/2046 53 48
3.00%, 11/01/2046 312 286
3.00%, 11/01/2046 343 314
3.00%, 12/01/2046 389 357
3.00%, 12/01/2046 430 394
3.00%, 01/01/2047 590 540
3.00%, 03/01/2047 587 537
3.00%, 03/01/2048 214 195
3.50%, 10/01/2025 28 27
3.50%, 11/01/2025 31 30
3.50%, 12/01/2026 30 30
3.50%, 01/01/2029 55 54
3.50%, 01/01/2032 43 43
3.50%, 02/01/2032 27 26
3.50%, 03/01/2032 32 31
3.50%, 04/01/2032 32 32
3.50%, 08/01/2032 25 24
3.50%, 09/01/2033 87 85
3.50%, 01/01/2034 28 27
3.50%, 01/01/2035 60 59
3.50%, 02/01/2035 50 49
3.50%, 07/01/2035 86 84
3.50%, 09/01/2035 117 113
3.50%, 04/01/2037 33 32
3.50%, 06/01/2037 64 62
3.50%, 05/01/2041 36 35
3.50%, 02/01/2042 118 113
3.50%, 04/01/2042 41 39
3.50%, 06/01/2042 94 90
3.50%, 07/01/2042 107 102
3.50%, 07/01/2042 143 137
3.50%, 08/01/2042 63 59
3.50%, 08/01/2042 142 135
3.50%, 02/01/2044 214 203
3.50%, 06/01/2044 187 178
3.50%, 09/01/2044 104 99
3.50%, 02/01/2045 117 111
3.50%, 03/01/2045 168 159
3.50%, 06/01/2045 194 183
3.50%, 07/01/2045 318 301
3.50%, 09/01/2045 164 155
3.50%, 10/01/2045 186 176
3.50%, 11/01/2045 308 292
3.50%, 12/01/2045 224 211
3.50%, 12/01/2045 251 237
3.50%, 12/01/2045 30 29
3.50%, 01/01/2046 18 17
3.50%, 01/01/2046 87 82
3.50%, 03/01/2046 154 145
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 03/01/2046 $ 788 $ 745
3.50%, 04/01/2046 190 179
3.50%, 05/01/2046 204 194
3.50%, 06/01/2046 240 227
3.50%, 08/01/2046 167 159
3.50%, 04/01/2047 251 237
3.50%, 11/01/2047 281 265
3.50%, 11/01/2047 181 171
3.50%, 05/01/2048 32 30
3.50%, 06/01/2048 113 106
3.50%, 06/01/2048 333 315
3.50%, 09/01/2048 111 104
4.00%, 06/01/2025 15 15
4.00%, 07/01/2025 23 22
4.00%, 12/01/2030 14 13
4.00%, 08/01/2031 13 13
4.00%, 10/01/2031 21 21
4.00%, 11/01/2031 6 6
4.00%, 12/01/2031 10 10
4.00%, 11/01/2033 30 29
4.00%, 01/01/2034 53 52
4.00%, 07/01/2035 19 19
4.00%, 03/01/2037 82 81
4.00%, 05/01/2038 29 28
4.00%, 02/01/2041 69 68
4.00%, 06/01/2042 45 44
4.00%, 06/01/2042 54 53
4.00%, 08/01/2043 335 329
4.00%, 01/01/2044 61 59
4.00%, 02/01/2044 137 135
4.00%, 03/01/2044 52 51
4.00%, 04/01/2044 138 135
4.00%, 05/01/2044 36 35
4.00%, 07/01/2044 79 77
4.00%, 07/01/2044 71 70
4.00%, 10/01/2044 96 93
4.00%, 11/01/2044 218 213
4.00%, 12/01/2044 214 208
4.00%, 01/01/2045 59 57
4.00%, 02/01/2045 63 62
4.00%, 04/01/2045 69 67
4.00%, 05/01/2045 45 44
4.00%, 06/01/2045 84 82
4.00%, 07/01/2045 93 91
4.00%, 08/01/2045 295 288
4.00%, 08/01/2045 30 30
4.00%, 08/01/2045 34 33
4.00%, 09/01/2045 85 83
4.00%, 09/01/2045 320 312
4.00%, 10/01/2045 326 319
4.00%, 11/01/2045 208 203
4.00%, 12/01/2045 95 93
4.00%, 03/01/2047 245 241
4.00%, 08/01/2047 254 247
4.00%, 10/01/2047 186 180
4.00%, 12/01/2047 305 296
4.00%, 07/01/2048 168 163
4.00%, 08/01/2048 99 97
4.00%, 09/01/2048 258 251
4.50%, 08/01/2023 2 2
4.50%, 05/01/2024 6 6
4.50%, 02/01/2030 4 4
4.50%, 08/01/2030 3 3
4.50%, 05/01/2031 5 5
4.50%, 06/01/2031 31 31
4.50%, 06/01/2039 53 54
4.50%, 10/01/2039 38 39
4.50%, 10/01/2040 49 49

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 03/01/2041 $ 108 $ 109
4.50%, 03/01/2041 118 118
4.50%, 11/01/2041 119 119
4.50%, 09/01/2043 67 66
4.50%, 11/01/2043 31 31
4.50%, 11/01/2043 63 63
4.50%, 01/01/2044 55 55
4.50%, 01/01/2044 59 59
4.50%, 03/01/2044 60 60
4.50%, 05/01/2044 76 76
4.50%, 07/01/2044 37 37
4.50%, 09/01/2044 36 36
4.50%, 10/01/2045 89 89
4.50%, 02/01/2046 114 113
4.50%, 03/01/2047 32 32
4.50%, 03/01/2047 145 145
4.50%, 04/01/2047 32 32
4.50%, 06/01/2047 74 73
4.50%, 09/01/2047 78 78
4.50%, 11/01/2047 21 21
4.50%, 05/01/2048 61 61
4.50%, 07/01/2048 120 120
4.50%, 11/01/2048 68 68
4.50%, 01/01/2049 250 249
4.50%, 05/01/2049 645 643
5.00%, 09/01/2023 2 2
5.00%, 04/01/2024 2 2
5.00%, 01/01/2025 14 14
5.00%, 12/01/2027 12 12
5.00%, 02/01/2030 2 2
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 44 45
5.00%, 06/01/2035 54 55
5.00%, 01/01/2038 89 91
5.00%, 11/01/2038 75 76
5.00%, 12/01/2038 82 84
5.00%, 09/01/2039 130 133
5.00%, 01/01/2040 75 77
5.00%, 05/01/2040 30 31
5.00%, 04/01/2041 49 50
5.00%, 06/01/2041 49 49
5.00%, 11/01/2041 61 62
5.00%, 11/01/2041 45 46
5.50%, 01/01/2028 22 22
5.50%, 04/01/2036 45 46
5.50%, 12/01/2036 51 53
5.50%, 12/01/2036 50 52
5.50%, 03/01/2039 76 79
5.50%, 04/01/2039 47 49
5.50%, 02/01/2040 70 72
5.50%, 06/01/2041 104 108
6.00%, 02/01/2027 3 3
$ 33,068
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19 .99%
1.50%, 12/01/2035 2,335 2,054
1.50%, 03/01/2036 4,628 4,071
1.50%, 05/01/2036 7,343 6,458
1.50%, 11/01/2036 3,506 3,083
1.50%, 11/01/2050 2,236 1,765
1.50%, 01/01/2051 10,154 7,992
1.50%, 06/01/2051 7,394 5,821
2.00%, 09/01/2028 49 46
2.00%, 05/01/2030 104 95
2.00%, 04/01/2032 69 64
2.00%, 02/01/2036 6,384 5,760
2.00%, 03/01/2036 2,885 2,603
2.00%, 04/01/2036 7,089 6,422
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 05/01/2036 $ 3,613 $ 3,261
2.00%, 06/01/2036 3,288 2,966
2.00%, 06/01/2036 1,068 965
2.00%, 04/01/2051 8,361 7,009
2.00%, 04/01/2051 8,507 7,060
2.00%, 04/01/2051 30,115 25,038
2.00%, 04/01/2051 5,137 4,271
2.00%, 04/01/2051 13,746 11,409
2.00%, 05/01/2051 17,512 14,535
2.00%, 06/01/2051 6,999 5,801
2.00%, 07/01/2051 7,855 6,510
2.00%, 09/01/2051 9,942 8,239
2.00%, 10/01/2051 6,938 5,746
2.00%, 10/01/2051 2,717 2,266
2.00%, 11/01/2051 7,324 6,079
2.00%, 12/01/2051 11,957 9,912
2.00%, 12/01/2051 9,369 7,766
2.00%, 01/01/2052 8,688 7,204
2.50%, 01/01/2028 49 47
2.50%, 07/01/2028 68 65
2.50%, 08/01/2028 36 34
2.50%, 08/01/2028 64 62
2.50%, 09/01/2028 76 73
2.50%, 07/01/2029 19 18
2.50%, 07/01/2029 46 44
2.50%, 07/01/2029 108 103
2.50%, 09/01/2029 86 82
2.50%, 12/01/2029 60 57
2.50%, 01/01/2030 70 66
2.50%, 04/01/2030 92 87
2.50%, 05/01/2030 190 180
2.50%, 06/01/2030 97 92
2.50%, 08/01/2030 239 226
2.50%, 08/01/2030 50 48
2.50%, 01/01/2031 100 95
2.50%, 01/01/2031 80 76
2.50%, 02/01/2031 137 129
2.50%, 02/01/2031 90 85
2.50%, 05/01/2031 52 49
2.50%, 06/01/2031 95 90
2.50%, 11/01/2031 983 927
2.50%, 12/01/2031 159 150
2.50%, 01/01/2032 192 180
2.50%, 01/01/2032 341 322
2.50%, 02/01/2032 243 227
2.50%, 03/01/2032 102 95
2.50%, 03/01/2032 54 51
2.50%, 11/01/2032 18 16
2.50%, 12/01/2032 51 47
2.50%, 01/01/2033 62 58
2.50%, 02/01/2033 235 220
2.50%, 04/01/2033 466 437
2.50%, 07/01/2033 42 39
2.50%, 10/01/2034 495 463
2.50%, 02/01/2035 1,415 1,321
2.50%, 06/01/2035 1,891 1,760
2.50%, 10/01/2036 18 16
2.50%, 10/01/2036 38 35
2.50%, 12/01/2036 82 75
2.50%, 07/01/2037 2,318 2,161
2.50%, 07/01/2040 1,628 1,440
2.50%, 01/01/2043 257 226
2.50%, 08/01/2043 89 78
2.50%, 10/01/2043 158 138
2.50%, 12/01/2046 61 54
2.50%, 07/01/2050 4,342 3,769
2.50%, 08/01/2050 2,251 1,960

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 09/01/2050 $ 5,132 $ 4,455
2.50%, 10/01/2050 3,447 2,987
2.50%, 02/01/2051 7,564 6,587
2.50%, 07/01/2051 3,319 2,864
2.50%, 07/01/2051 2,087 1,801
2.50%, 08/01/2051 3,634 3,136
2.50%, 09/01/2051 8,626 7,467
2.50%, 09/01/2051 3,523 3,067
2.50%, 09/01/2051 3,162 2,729
2.50%, 10/01/2051 6,435 5,551
2.50%, 11/01/2051 7,102 6,191
2.50%, 11/01/2051 6,103 5,337
2.50%, 02/01/2052 6,540 5,687
2.50%, 02/01/2052 4,963 4,281
2.50%, 02/01/2052 3,936 3,413
2.50%, 03/01/2052 6,908 6,003
2.50%, 03/01/2052 6,161 5,333
2.50%, 03/01/2052 3,471 3,004
2.50%, 04/01/2052 926 801
2.50%, 04/01/2052 3,622 3,148
2.50%, 04/01/2052 6,596 5,720
2.50%, 05/01/2052 2,865 2,484
3.00%, 11/01/2026 35 34
3.00%, 02/01/2027 61 59
3.00%, 04/01/2027 307 299
3.00%, 08/01/2027 45 44
3.00%, 10/01/2028 173 167
3.00%, 11/01/2028 58 56
3.00%, 02/01/2029 46 45
3.00%, 03/01/2029 64 62
3.00%, 03/01/2029 76 74
3.00%, 04/01/2029 67 64
3.00%, 05/01/2029 73 71
3.00%, 06/01/2029 50 48
3.00%, 08/01/2029 29 28
3.00%, 10/01/2029 50 48
3.00%, 10/01/2029 35 34
3.00%, 10/01/2029 35 33
3.00%, 11/01/2029 50 48
3.00%, 01/01/2030 72 69
3.00%, 01/01/2030 196 188
3.00%, 01/01/2030 180 173
3.00%, 03/01/2030 117 112
3.00%, 06/01/2030 101 96
3.00%, 06/01/2030 85 82
3.00%, 09/01/2030 138 132
3.00%, 09/01/2030 39 38
3.00%, 10/01/2030 112 107
3.00%, 02/01/2031 45 43
3.00%, 04/01/2032 512 490
3.00%, 05/01/2032 69 65
3.00%, 08/01/2032 104 98
3.00%, 01/01/2033 17 16
3.00%, 02/01/2033 954 912
3.00%, 02/01/2033 261 250
3.00%, 08/01/2033 315 297
3.00%, 05/01/2034 50 47
3.00%, 05/01/2034 72 69
3.00%, 08/01/2034 217 206
3.00%, 10/01/2034 23 21
3.00%, 11/01/2034 64 60
3.00%, 12/01/2034 804 764
3.00%, 02/01/2035 65 61
3.00%, 02/01/2035 68 64
3.00%, 03/01/2035 30 28
3.00%, 04/01/2035 30 28
3.00%, 06/01/2035 81 76
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 07/01/2035 $ 29 $ 27
3.00%, 11/01/2035 42 39
3.00%, 07/01/2036 62 58
3.00%, 12/01/2036 140 131
3.00%, 12/01/2036 98 92
3.00%, 12/01/2036 207 194
3.00%, 02/01/2037 13 12
3.00%, 02/01/2037 87 81
3.00%, 04/01/2037 42 39
3.00%, 04/01/2037 68 63
3.00%, 07/01/2037 25 24
3.00%, 08/01/2037 39 37
3.00%, 09/01/2037 110 103
3.00%, 06/01/2040 1,303 1,214
3.00%, 04/01/2042 75 70
3.00%, 09/01/2042 36 33
3.00%, 12/01/2042 90 83
3.00%, 02/01/2043 258 239
3.00%, 02/01/2043 397 366
3.00%, 02/01/2043 198 182
3.00%, 04/01/2043 155 143
3.00%, 04/01/2043 245 226
3.00%, 04/01/2043 152 140
3.00%, 04/01/2043 201 185
3.00%, 04/01/2043 143 132
3.00%, 04/01/2043 216 199
3.00%, 04/01/2043 104 95
3.00%, 04/01/2043 408 376
3.00%, 04/01/2043 113 104
3.00%, 05/01/2043 19 17
3.00%, 05/01/2043 182 168
3.00%, 05/01/2043 156 144
3.00%, 05/01/2043 98 90
3.00%, 06/01/2043 335 309
3.00%, 06/01/2043 139 128
3.00%, 06/01/2043 361 333
3.00%, 06/01/2043 146 134
3.00%, 06/01/2043 199 184
3.00%, 07/01/2043 254 234
3.00%, 07/01/2043 110 102
3.00%, 07/01/2043 54 49
3.00%, 08/01/2043 133 123
3.00%, 08/01/2043 25 22
3.00%, 08/01/2043 47 43
3.00%, 08/01/2043 234 216
3.00%, 08/01/2043 347 320
3.00%, 08/01/2043 70 65
3.00%, 09/01/2043 297 274
3.00%, 09/01/2043 152 140
3.00%, 10/01/2043 361 333
3.00%, 10/01/2043 32 30
3.00%, 11/01/2043 123 113
3.00%, 11/01/2043 67 61
3.00%, 11/01/2043 43 39
3.00%, 01/01/2044 62 57
3.00%, 01/01/2045 176 162
3.00%, 05/01/2045 245 226
3.00%, 09/01/2045 33 31
3.00%, 10/01/2045 152 140
3.00%, 11/01/2045 36 33
3.00%, 11/01/2045 78 72
3.00%, 12/01/2045 217 199
3.00%, 01/01/2046 139 128
3.00%, 02/01/2046 242 222
3.00%, 02/01/2046 202 186
3.00%, 04/01/2046 46 42
3.00%, 05/01/2046 143 131

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2046 $ 94 $ 86
3.00%, 05/01/2046 40 37
3.00%, 06/01/2046 82 75
3.00%, 08/01/2046 155 142
3.00%, 08/01/2046 138 126
3.00%, 09/01/2046 105 96
3.00%, 09/01/2046 72 66
3.00%, 10/01/2046 66 61
3.00%, 10/01/2046 527 483
3.00%, 11/01/2046 262 240
3.00%, 11/01/2046 39 35
3.00%, 11/01/2046 50 46
3.00%, 11/01/2046 231 212
3.00%, 11/01/2046 333 305
3.00%, 11/01/2046 379 347
3.00%, 12/01/2046 727 668
3.00%, 12/01/2046 409 375
3.00%, 01/01/2047 404 370
3.00%, 01/01/2047 268 245
3.00%, 02/01/2047 78 71
3.00%, 02/01/2047 301 275
3.00%, 05/01/2047 172 157
3.00%, 10/01/2048 22 20
3.00%, 09/01/2049 2,202 1,996
3.00%, 10/01/2049 5,251 4,760
3.00%, 11/01/2049 610 552
3.00%, 11/01/2049 1,087 985
3.00%, 11/01/2049 1,642 1,488
3.00%, 11/01/2049 326 296
3.00%, 12/01/2049 3,953 3,582
3.00%, 03/01/2050 3,263 2,955
3.00%, 03/01/2050 3,553 3,215
3.00%, 06/01/2050 2,976 2,691
3.00%, 07/01/2050 1,291 1,165
3.00%, 07/01/2050 6,401 5,813
3.00%, 10/01/2050 2,182 1,974
3.00%, 03/01/2052 6,374 5,743
3.50%, 10/01/2025 41 40
3.50%, 11/01/2025 59 58
3.50%, 11/01/2025 24 24
3.50%, 01/01/2026 35 35
3.50%, 03/01/2026 51 50
3.50%, 12/01/2026 53 52
3.50%, 02/01/2027 33 32
3.50%, 11/01/2028 65 64
3.50%, 12/01/2028 38 37
3.50%, 03/01/2029 61 59
3.50%, 01/01/2031 3 3
3.50%, 04/01/2031 6 6
3.50%, 02/01/2032 25 24
3.50%, 04/01/2032 27 26
3.50%, 05/01/2032 59 58
3.50%, 06/01/2032 121 119
3.50%, 07/01/2032 39 38
3.50%, 09/01/2032 57 55
3.50%, 12/01/2032 1,268 1,235
3.50%, 09/01/2033 41 40
3.50%, 09/01/2033 32 31
3.50%, 10/01/2033 158 154
3.50%, 10/01/2033 65 64
3.50%, 11/01/2033 69 67
3.50%, 01/01/2034 43 41
3.50%, 06/01/2034 73 71
3.50%, 08/01/2034 19 18
3.50%, 11/01/2034 45 44
3.50%, 02/01/2035 742 718
3.50%, 12/01/2035 91 88
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 07/01/2036 $ 103 $ 100
3.50%, 02/01/2037 70 68
3.50%, 03/01/2037 82 79
3.50%, 05/01/2037 15 14
3.50%, 07/01/2037 31 30
3.50%, 10/01/2037 36 34
3.50%, 01/01/2038 98 94
3.50%, 01/01/2041 350 334
3.50%, 03/01/2041 487 464
3.50%, 10/01/2041 42 40
3.50%, 12/01/2041 154 147
3.50%, 12/01/2041 139 133
3.50%, 01/01/2042 52 50
3.50%, 03/01/2042 47 45
3.50%, 03/01/2042 33 32
3.50%, 03/01/2042 136 129
3.50%, 05/01/2042 254 242
3.50%, 05/01/2042 42 40
3.50%, 07/01/2042 61 58
3.50%, 07/01/2042 35 33
3.50%, 10/01/2042 287 274
3.50%, 04/01/2043 97 93
3.50%, 05/01/2043 243 232
3.50%, 05/01/2043 86 82
3.50%, 05/01/2043 291 278
3.50%, 06/01/2043 241 230
3.50%, 07/01/2043 275 263
3.50%, 07/01/2043 103 98
3.50%, 08/01/2043 61 59
3.50%, 08/01/2043 193 184
3.50%, 09/01/2043 69 66
3.50%, 12/01/2043 56 54
3.50%, 01/01/2044 807 769
3.50%, 02/01/2044 59 57
3.50%, 07/01/2044 386 368
3.50%, 10/01/2044 55 53
3.50%, 10/01/2044 156 148
3.50%, 11/01/2044 160 152
3.50%, 12/01/2044 170 161
3.50%, 12/01/2044 119 113
3.50%, 12/01/2044 30 28
3.50%, 01/01/2045 179 170
3.50%, 04/01/2045 159 150
3.50%, 05/01/2045 64 60
3.50%, 07/01/2045 31 29
3.50%, 07/01/2045 180 170
3.50%, 08/01/2045 157 148
3.50%, 08/01/2045 178 168
3.50%, 09/01/2045 80 76
3.50%, 09/01/2045 191 181
3.50%, 09/01/2045 247 233
3.50%, 11/01/2045 137 130
3.50%, 11/01/2045 76 72
3.50%, 12/01/2045 151 142
3.50%, 12/01/2045 183 173
3.50%, 12/01/2045 263 248
3.50%, 01/01/2046 286 270
3.50%, 01/01/2046 226 213
3.50%, 02/01/2046 46 43
3.50%, 02/01/2046 118 112
3.50%, 03/01/2046 189 178
3.50%, 03/01/2046 158 149
3.50%, 05/01/2046 190 179
3.50%, 06/01/2046 52 49
3.50%, 07/01/2046 166 157
3.50%, 09/01/2046 156 147
3.50%, 11/01/2046 344 325

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 12/01/2046 $ 187 $ 177
3.50%, 01/01/2047 418 395
3.50%, 02/01/2047 305 288
3.50%, 03/01/2047 37 35
3.50%, 09/01/2047 89 84
3.50%, 11/01/2047 358 336
3.50%, 01/01/2048 351 330
3.50%, 02/01/2048 31 29
3.50%, 02/01/2048 284 267
3.50%, 03/01/2048 223 210
3.50%, 04/01/2048 143 134
3.50%, 10/01/2048 28 27
3.50%, 10/01/2048 46 43
3.50%, 04/01/2049 215 204
3.50%, 06/01/2049 429 402
3.50%, 06/01/2049 523 491
3.50%, 06/01/2049 478 450
3.50%, 07/01/2049 656 617
3.50%, 07/01/2049 1,399 1,317
3.50%, 07/01/2049 1,030 966
3.50%, 08/01/2049 625 586
3.50%, 09/01/2049 663 623
3.50%, 11/01/2049 1,237 1,162
3.50%, 11/01/2049 1,129 1,062
3.50%, 11/01/2049 3,387 3,209
3.50%, 05/01/2050 1,035 971
3.50%, 09/01/2050 1,662 1,586
3.50%, 04/01/2052 3,029 2,842
3.50%, 05/01/2052 4,689 4,400
3.50%, 08/01/2052 3,915 3,669
4.00%, 07/01/2025 30 29
4.00%, 04/01/2029 2 2
4.00%, 10/01/2030 4 4
4.00%, 12/01/2030 41 40
4.00%, 02/01/2031 14 13
4.00%, 03/01/2031 211 210
4.00%, 07/01/2031 9 9
4.00%, 10/01/2031 38 37
4.00%, 11/01/2031 9 9
4.00%, 12/01/2031 7 7
4.00%, 01/01/2032 11 11
4.00%, 09/01/2033 82 80
4.00%, 01/01/2036 75 74
4.00%, 02/01/2036 56 54
4.00%, 06/01/2036 46 45
4.00%, 01/01/2037 62 61
4.00%, 02/01/2037 136 133
4.00%, 07/01/2038 92 90
4.00%, 02/01/2039 26 25
4.00%, 10/01/2039 42 41
4.00%, 01/01/2041 151 148
4.00%, 02/01/2041 37 36
4.00%, 02/01/2041 99 97
4.00%, 09/01/2041 52 51
4.00%, 02/01/2043 53 52
4.00%, 12/01/2043 50 49
4.00%, 01/01/2044 163 160
4.00%, 06/01/2044 61 60
4.00%, 06/01/2044 127 124
4.00%, 07/01/2044 93 91
4.00%, 07/01/2044 85 83
4.00%, 09/01/2044 52 51
4.00%, 10/01/2044 86 84
4.00%, 10/01/2044 148 142
4.00%, 11/01/2044 105 102
4.00%, 12/01/2044 123 120
4.00%, 12/01/2044 27 27
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 01/01/2045 $ 28 $ 28
4.00%, 02/01/2045 121 118
4.00%, 02/01/2045 57 55
4.00%, 02/01/2045 124 121
4.00%, 07/01/2045 95 93
4.00%, 07/01/2045 71 69
4.00%, 09/01/2045 116 113
4.00%, 10/01/2045 39 38
4.00%, 10/01/2045 106 103
4.00%, 11/01/2045 48 46
4.00%, 11/01/2045 176 172
4.00%, 12/01/2045 48 47
4.00%, 12/01/2045 59 58
4.00%, 01/01/2046 197 193
4.00%, 02/01/2046 177 172
4.00%, 02/01/2046 36 35
4.00%, 03/01/2046 59 58
4.00%, 03/01/2046 35 34
4.00%, 04/01/2046 85 83
4.00%, 07/01/2046 162 158
4.00%, 04/01/2047 244 238
4.00%, 06/01/2047 173 168
4.00%, 08/01/2047 208 203
4.00%, 08/01/2047 127 124
4.00%, 08/01/2047 265 257
4.00%, 08/01/2047 37 36
4.00%, 09/01/2047 239 233
4.00%, 11/01/2047 464 452
4.00%, 01/01/2048 374 364
4.00%, 02/01/2048 171 165
4.00%, 03/01/2048 3,361 3,289
4.00%, 03/01/2048 82 79
4.00%, 05/01/2048 509 498
4.00%, 06/01/2048 135 132
4.00%, 06/01/2048 350 341
4.00%, 07/01/2048 102 99
4.00%, 08/01/2048 49 47
4.00%, 08/01/2048 46 45
4.00%, 09/01/2048 123 120
4.00%, 09/01/2048 199 193
4.00%, 01/01/2049 1,963 1,910
4.00%, 01/01/2049 1,094 1,063
4.00%, 03/01/2049 152 147
4.00%, 04/01/2049 195 189
4.00%, 04/01/2049 278 270
4.00%, 07/01/2049 886 857
4.00%, 08/01/2049 613 593
4.00%, 10/01/2049 455 442
4.00%, 10/01/2049 325 314
4.00%, 11/01/2049 408 395
4.00%, 04/01/2050 1,835 1,772
4.00%, 08/01/2052 7,070 6,801
4.00%, 09/01/2052 5,111 4,921
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 4 4
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 27 27
4.50%, 09/01/2030 23 23
4.50%, 01/01/2031 5 5
4.50%, 04/01/2031 3 3
4.50%, 05/01/2031 4 4
4.50%, 07/01/2031 19 19
4.50%, 08/01/2031 10 10
4.50%, 02/01/2035 46 46
4.50%, 08/01/2040 34 33
4.50%, 08/01/2040 111 111
4.50%, 06/01/2041 53 54

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 09/01/2041 $ 88 $ 88
4.50%, 09/01/2043 40 40
4.50%, 10/01/2043 83 83
4.50%, 01/01/2044 156 156
4.50%, 01/01/2044 185 185
4.50%, 02/01/2044 108 108
4.50%, 03/01/2044 52 52
4.50%, 03/01/2044 58 58
4.50%, 05/01/2044 43 43
4.50%, 05/01/2044 53 53
4.50%, 05/01/2044 181 181
4.50%, 06/01/2044 97 97
4.50%, 08/01/2044 74 74
4.50%, 08/01/2044 70 70
4.50%, 12/01/2044 224 224
4.50%, 04/01/2046 63 63
4.50%, 08/01/2046 56 56
4.50%, 01/01/2047 54 54
4.50%, 02/01/2047 90 90
4.50%, 02/01/2047 29 29
4.50%, 03/01/2047 65 65
4.50%, 10/01/2047 62 62
4.50%, 11/01/2047 125 125
4.50%, 02/01/2048 93 92
4.50%, 04/01/2048 267 266
4.50%, 05/01/2048 162 161
4.50%, 07/01/2048 1,892 1,878
4.50%, 08/01/2048 44 43
4.50%, 08/01/2048 45 44
4.50%, 10/01/2048 322 321
4.50%, 10/01/2048 212 212
4.50%, 12/01/2048 939 944
4.50%, 03/01/2049 2,105 2,096
4.50%, 04/01/2049 183 182
4.50%, 05/01/2049 1,471 1,463
4.50%, 07/01/2049 585 581
4.50%, 07/01/2049 299 298
4.50%, 09/01/2049 2,067 2,056
4.50%, 09/01/2049 318 316
4.50%, 09/01/2052 2,414 2,399
4.50%, 10/01/2052 2,431 2,403
4.50%, 04/01/2053
(k)
2,650 2,596
5.00%, 04/01/2029 3 3
5.00%, 09/01/2029 43 44
5.00%, 03/01/2030 5 5
5.00%, 08/01/2030 7 7
5.00%, 07/01/2035 66 67
5.00%, 04/01/2037 93 94
5.00%, 01/01/2039 131 133
5.00%, 07/01/2039 60 61
5.00%, 07/01/2039 53 54
5.00%, 02/01/2041 56 57
5.00%, 02/01/2041 101 104
5.00%, 05/01/2042 142 145
5.00%, 03/01/2044 78 79
5.00%, 03/01/2044 47 47
5.00%, 05/01/2044 48 49
5.00%, 11/01/2044 93 95
5.00%, 04/01/2048 66 67
5.00%, 09/01/2048 522 527
5.00%, 05/01/2049 43 44
5.00%, 06/01/2049 374 379
5.00%, 07/01/2049 214 216
5.00%, 08/01/2049 219 221
5.00%, 08/01/2052 2,323 2,341
5.00%, 11/01/2052 4,604 4,605
5.00%, 04/01/2053
(k)
4,625 4,613
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 10/01/2023 $ 2 $ 2
5.50%, 11/01/2023 3 3
5.50%, 02/01/2026 13 13
5.50%, 03/01/2027 15 15
5.50%, 06/01/2028 2 2
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 5 5
5.50%, 01/01/2029 1 1
5.50%, 12/01/2029 5 5
5.50%, 11/01/2035 110 114
5.50%, 12/01/2036 47 49
5.50%, 03/01/2037 72 74
5.50%, 08/01/2037 48 50
5.50%, 08/01/2037 51 52
5.50%, 08/01/2037 62 65
5.50%, 05/01/2038 86 89
5.50%, 06/01/2038 40 41
5.50%, 04/01/2053
(k)
5,975 6,035
6.00%, 05/01/2041 84 88
6.00%, 04/01/2053
(k)
3,400 3,470
6.50%, 01/01/2038 38 40
6.50%, 04/01/2053
(k)
1,000 1,031
$ 467,151
Government National Mortgage Association (GNMA) - 6 .17%
2.00%, 08/20/2050 6,564 5,609
2.00%, 01/20/2051 7,504 6,408
2.00%, 02/20/2051 19,053 16,257
2.00%, 05/20/2051 5,150 4,389
2.50%, 03/20/2028 31 30
2.50%, 07/20/2028 35 33
2.50%, 03/20/2031 43 40
2.50%, 05/20/2032 53 49
2.50%, 07/20/2043 88 78
2.50%, 06/20/2045 50 45
2.50%, 12/20/2046 102 91
2.50%, 01/20/2047 153 137
2.50%, 06/20/2050 12,981 11,484
2.50%, 05/20/2051 8,686 7,666
2.50%, 07/20/2051 3,150 2,773
2.50%, 09/20/2051 11,621 10,228
3.00%, 07/20/2030 69 67
3.00%, 01/20/2031 45 43
3.00%, 07/20/2032 51 49
3.00%, 01/20/2033 24 23
3.00%, 09/20/2042 540 502
3.00%, 10/15/2042 87 82
3.00%, 12/20/2042 152 142
3.00%, 01/20/2043 212 198
3.00%, 03/20/2043 282 263
3.00%, 03/20/2043 111 105
3.00%, 04/20/2043 365 340
3.00%, 06/15/2043 132 123
3.00%, 06/20/2043 79 74
3.00%, 07/15/2043 34 32
3.00%, 08/15/2043 65 60
3.00%, 08/15/2043 65 61
3.00%, 08/20/2043 38 35
3.00%, 09/20/2043 145 136
3.00%, 10/20/2043 77 71
3.00%, 11/20/2043 58 54
3.00%, 03/20/2044 117 109
3.00%, 08/20/2044 426 397
3.00%, 11/15/2044 214 198
3.00%, 11/20/2044 140 130
3.00%, 12/20/2044 139 130
3.00%, 02/15/2045 150 138
3.00%, 05/20/2045 122 113

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/15/2045 $ 58 $ 54
3.00%, 07/20/2045 954 889
3.00%, 08/15/2045 148 137
3.00%, 08/20/2045 304 283
3.00%, 10/20/2045 264 246
3.00%, 11/20/2045 155 145
3.00%, 12/20/2045 217 202
3.00%, 01/20/2046 53 48
3.00%, 02/20/2046 72 66
3.00%, 03/20/2046 338 314
3.00%, 04/20/2046 220 204
3.00%, 05/20/2046 202 187
3.00%, 06/20/2046 304 282
3.00%, 07/20/2046 909 843
3.00%, 08/20/2046 624 577
3.00%, 09/20/2046 364 337
3.00%, 10/20/2046 241 223
3.00%, 11/20/2046 177 162
3.00%, 11/20/2046 370 342
3.00%, 12/20/2046 452 418
3.00%, 01/20/2047 299 277
3.00%, 07/20/2047 14 13
3.00%, 10/20/2047 308 284
3.00%, 11/20/2047 145 135
3.00%, 12/20/2047 483 445
3.00%, 01/20/2048 207 191
3.00%, 02/20/2048 219 202
3.00%, 03/20/2048 205 189
3.00%, 11/20/2049 7,623 7,009
3.00%, 09/20/2051 8,669 7,925
3.50%, 09/20/2028 42 42
3.50%, 04/20/2042 351 336
3.50%, 05/20/2042 372 355
3.50%, 06/20/2042 104 100
3.50%, 07/20/2042 414 396
3.50%, 10/20/2042 251 240
3.50%, 01/15/2043 105 102
3.50%, 01/20/2043 135 129
3.50%, 02/20/2043 407 389
3.50%, 03/20/2043 182 172
3.50%, 03/20/2043 386 370
3.50%, 04/15/2043 48 47
3.50%, 04/20/2043 263 248
3.50%, 04/20/2043 373 357
3.50%, 07/20/2043 446 427
3.50%, 08/15/2043 36 35
3.50%, 08/20/2043 339 325
3.50%, 09/20/2043 227 217
3.50%, 07/20/2044 242 231
3.50%, 08/20/2044 257 245
3.50%, 09/20/2044 96 92
3.50%, 10/20/2044 103 98
3.50%, 11/20/2044 109 103
3.50%, 12/20/2044 121 115
3.50%, 02/20/2045 119 114
3.50%, 05/20/2045 155 147
3.50%, 06/20/2045 32 31
3.50%, 07/20/2045 231 220
3.50%, 08/20/2045 108 103
3.50%, 09/20/2045 57 54
3.50%, 10/20/2045 427 406
3.50%, 11/20/2045 352 334
3.50%, 12/20/2045 223 211
3.50%, 01/20/2046 553 527
3.50%, 02/20/2046 30 29
3.50%, 03/20/2046 2,821 2,683
3.50%, 04/20/2046 219 208
3.50%, 05/20/2046 296 282
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 06/20/2046 $ 1,284 $ 1,223
3.50%, 07/15/2046 32 30
3.50%, 07/20/2046 153 145
3.50%, 08/20/2046 685 652
3.50%, 09/20/2046 284 270
3.50%, 10/20/2046 340 323
3.50%, 11/20/2046 258 245
3.50%, 12/20/2046 289 275
3.50%, 01/20/2047 287 274
3.50%, 02/20/2047 170 161
3.50%, 03/20/2047 225 214
3.50%, 04/20/2047 542 514
3.50%, 05/20/2047 162 155
3.50%, 06/20/2047 247 235
3.50%, 07/20/2047 451 429
3.50%, 08/20/2047 713 678
3.50%, 09/20/2047 52 49
3.50%, 10/20/2047 175 166
3.50%, 11/20/2047 229 217
3.50%, 12/20/2047 261 248
3.50%, 01/20/2048 365 347
3.50%, 02/20/2048 57 55
3.50%, 07/20/2048 114 108
3.50%, 04/01/2053
(k)
3,000 2,812
4.00%, 08/15/2040 31 30
4.00%, 12/20/2040 17 17
4.00%, 08/15/2041 27 26
4.00%, 11/15/2041 46 44
4.00%, 03/15/2042 27 26
4.00%, 03/20/2042 72 71
4.00%, 04/20/2042 64 63
4.00%, 05/15/2042 90 86
4.00%, 10/20/2043 34 34
4.00%, 11/20/2043 80 78
4.00%, 02/20/2044 192 189
4.00%, 03/15/2044 64 61
4.00%, 05/20/2044 123 121
4.00%, 06/20/2044 92 91
4.00%, 07/20/2044 371 366
4.00%, 08/20/2044 266 263
4.00%, 09/20/2044 242 239
4.00%, 10/20/2044 318 314
4.00%, 11/20/2044 140 138
4.00%, 12/20/2044 258 254
4.00%, 01/20/2045 218 215
4.00%, 04/20/2045 136 134
4.00%, 05/15/2045 88 84
4.00%, 07/20/2045 51 50
4.00%, 08/20/2045 130 127
4.00%, 09/20/2045 183 179
4.00%, 10/20/2045 98 96
4.00%, 11/20/2045 36 35
4.00%, 12/15/2045 40 38
4.00%, 12/20/2045 91 90
4.00%, 01/20/2046 56 55
4.00%, 02/20/2046 83 81
4.00%, 04/20/2046 135 132
4.00%, 05/20/2046 67 66
4.00%, 07/20/2046 141 138
4.00%, 01/20/2047 270 263
4.00%, 02/20/2047 210 205
4.00%, 03/20/2047 192 188
4.00%, 05/20/2047 257 251
4.00%, 06/20/2047 260 254
4.00%, 07/20/2047 626 611
4.00%, 08/20/2047 30 30
4.00%, 09/20/2047 1,962 1,920
4.00%, 10/20/2047 143 139

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 04/01/2053
(k)
$ 5,000 $ 4,814
4.50%, 02/15/2039 68 68
4.50%, 05/15/2039 48 49
4.50%, 11/15/2039 175 177
4.50%, 04/15/2040 128 129
4.50%, 01/20/2041 21 21
4.50%, 02/20/2041 19 19
4.50%, 03/20/2041 15 15
4.50%, 07/15/2041 42 42
4.50%, 05/20/2043 62 62
4.50%, 06/20/2043 69 69
4.50%, 10/20/2043 54 55
4.50%, 11/20/2043 176 178
4.50%, 03/20/2044 254 256
4.50%, 04/20/2044 11 11
4.50%, 05/20/2044 185 187
4.50%, 07/20/2044 96 97
4.50%, 12/20/2044 40 40
4.50%, 02/20/2045 104 105
4.50%, 03/20/2045 44 44
4.50%, 04/20/2045 55 55
4.50%, 06/20/2046 53 54
4.50%, 12/20/2046 160 162
4.50%, 02/20/2047 92 93
4.50%, 04/20/2047 61 62
4.50%, 06/15/2047 44 44
4.50%, 08/20/2047 127 127
4.50%, 10/20/2047 60 60
4.50%, 02/20/2048 977 976
4.50%, 05/20/2048 699 698
4.50%, 08/20/2048 177 177
4.50%, 10/20/2048 105 105
4.50%, 11/20/2048 161 161
4.50%, 12/20/2048 47 46
4.50%, 04/01/2053
(k)
5,000 4,925
5.00%, 07/15/2035 42 43
5.00%, 04/15/2041 97 99
5.00%, 08/20/2041 42 43
5.00%, 04/20/2042 33 34
5.00%, 12/20/2042 94 97
5.00%, 07/20/2043 57 58
5.00%, 02/20/2044 58 60
5.00%, 03/20/2044 36 37
5.00%, 12/20/2045 54 55
5.00%, 03/20/2048 42 43
5.00%, 06/20/2048 789 801
5.00%, 10/20/2048 53 53
5.00%, 04/01/2053
(k)
4,300 4,305
5.50%, 01/15/2040 46 49
5.50%, 06/20/2040 25 26
5.50%, 01/20/2041 106 111
5.50%, 10/20/2042 41 43
5.50%, 09/20/2043 47 49
5.50%, 04/01/2053
(k)
2,500 2,528
6.00%, 04/15/2035 7 7
6.00%, 04/01/2053
(k)
1,675 1,706
$ 144,288
U.S. Treasury - 41 .10%
0.25%, 05/15/2024 7,075 6,747
0.25%, 06/15/2024 8,105 7,707
0.25%, 05/31/2025 2,360 2,178
0.25%, 06/30/2025 7,425 6,843
0.25%, 07/31/2025 10,330 9,486
0.25%, 08/31/2025 9,680 8,867
0.25%, 09/30/2025 12,000 10,981
0.25%, 10/31/2025 4,740 4,322
0.38%, 08/15/2024 10,480 9,926
0.38%, 09/15/2024 1,060 1,001
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.38%, 04/30/2025 $ 8,100 $ 7,513
0.38%, 11/30/2025 4,675 4,264
0.38%, 01/31/2026 2,375 2,156
0.38%, 07/31/2027 8,175 7,102
0.38%, 09/30/2027 3,705 3,204
0.50%, 02/28/2026 9,780 8,889
0.50%, 04/30/2027 2,100 1,849
0.50%, 05/31/2027 3,290 2,887
0.50%, 06/30/2027 4,645 4,069
0.50%, 08/31/2027 5,260 4,585
0.50%, 10/31/2027 5,060 4,391
0.63%, 10/15/2024 12,495 11,818
0.63%, 07/31/2026 4,210 3,798
0.63%, 03/31/2027 5,975 5,297
0.63%, 11/30/2027 4,645 4,049
0.63%, 12/31/2027 8,210 7,140
0.63%, 05/15/2030 10,135 8,297
0.63%, 08/15/2030 10,525 8,577
0.75%, 11/15/2024 7,445 7,038
0.75%, 03/31/2026 8,220 7,520
0.75%, 04/30/2026 2,800 2,553
0.75%, 05/31/2026 5,825 5,298
0.75%, 08/31/2026 3,050 2,756
0.75%, 01/31/2028 10,270 8,970
0.88%, 06/30/2026 4,900 4,468
0.88%, 09/30/2026 7,660 6,937
0.88%, 11/15/2030 8,185 6,776
1.00%, 07/31/2028 5,825 5,091
1.13%, 02/28/2025 8,950 8,463
1.13%, 10/31/2026 3,635 3,315
1.13%, 02/28/2027 2,670 2,423
1.13%, 02/29/2028 9,595 8,521
1.13%, 08/31/2028 6,255 5,492
1.13%, 02/15/2031 10,685 8,997
1.13%, 05/15/2040 9,415 6,265
1.13%, 08/15/2040 3,925 2,594
1.25%, 08/31/2024 7,500 7,182
1.25%, 11/30/2026 3,875 3,545
1.25%, 12/31/2026 3,175 2,900
1.25%, 03/31/2028 7,125 6,355
1.25%, 04/30/2028 7,750 6,900
1.25%, 05/31/2028 3,925 3,490
1.25%, 06/30/2028 4,550 4,038
1.25%, 09/30/2028 5,680 5,012
1.25%, 08/15/2031 11,020 9,243
1.25%, 05/15/2050 10,980 6,383
1.38%, 08/31/2026 3,400 3,138
1.38%, 10/31/2028 4,050 3,593
1.38%, 12/31/2028 8,410 7,449
1.38%, 11/15/2031 12,865 10,859
1.38%, 11/15/2040 4,950 3,409
1.38%, 08/15/2050 5,155 3,096
1.50%, 09/30/2024 5,950 5,709
1.50%, 10/31/2024 1,000 958
1.50%, 08/15/2026 3,115 2,891
1.50%, 01/31/2027 5,200 4,787
1.50%, 11/30/2028 6,695 5,972
1.50%, 02/15/2030 5,660 4,962
1.63%, 02/15/2026 3,315 3,118
1.63%, 05/15/2026 3,345 3,132
1.63%, 09/30/2026 1,265 1,177
1.63%, 11/30/2026 1,500 1,392
1.63%, 08/15/2029 3,750 3,345
1.63%, 05/15/2031 10,330 8,978
1.63%, 11/15/2050 6,050 3,880
1.75%, 06/30/2024 2,915 2,820
1.75%, 07/31/2024 1,965 1,898
1.75%, 12/31/2024 5,620 5,392

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.75%, 01/31/2029 $ 4,390 $ 3,963
1.75%, 11/15/2029 4,160 3,736
1.75%, 08/15/2041 6,835 4,949
1.88%, 07/31/2026 4,170 3,923
1.88%, 02/28/2027 3,220 3,005
1.88%, 02/28/2029 3,180 2,889
1.88%, 02/15/2032 11,940 10,479
1.88%, 02/15/2041 7,345 5,493
1.88%, 02/15/2051 7,680 5,245
1.88%, 11/15/2051 8,705 5,928
2.00%, 04/30/2024 8,260 8,033
2.00%, 05/31/2024 6,765 6,575
2.00%, 06/30/2024 11,165 10,834
2.00%, 02/15/2025 8,570 8,239
2.00%, 08/15/2025 4,850 4,640
2.00%, 11/15/2026 9,295 8,742
2.00%, 11/15/2041 5,650 4,264
2.00%, 02/15/2050 5,410 3,834
2.00%, 08/15/2051 9,705 6,826
2.13%, 07/31/2024 5,580 5,416
2.13%, 09/30/2024 4,770 4,620
2.13%, 11/30/2024 3,690 3,566
2.13%, 05/15/2025 2,880 2,769
2.13%, 05/31/2026 2,520 2,395
2.25%, 04/30/2024 6,700 6,535
2.25%, 10/31/2024 3,336 3,233
2.25%, 11/15/2024 8,963 8,682
2.25%, 12/31/2024 3,000 2,902
2.25%, 11/15/2025 4,080 3,915
2.25%, 03/31/2026 5,000 4,782
2.25%, 02/15/2027 8,160 7,731
2.25%, 08/15/2027 5,535 5,221
2.25%, 11/15/2027 8,485 7,981
2.25%, 05/15/2041 4,845 3,848
2.25%, 08/15/2046 3,195 2,411
2.25%, 08/15/2049 4,425 3,327
2.25%, 02/15/2052 6,580 4,907
2.38%, 08/15/2024 4,595 4,473
2.38%, 04/30/2026 5,000 4,796
2.38%, 05/15/2027 8,780 8,339
2.38%, 03/31/2029 4,020 3,753
2.38%, 05/15/2029 4,795 4,474
2.38%, 02/15/2042 1,865 1,500
2.38%, 11/15/2049 3,860 2,982
2.38%, 05/15/2051 4,215 3,237
2.50%, 04/30/2024 5,725 5,599
2.50%, 05/15/2024 15,576 15,233
2.50%, 05/31/2024 3,220 3,148
2.50%, 01/31/2025 3,300 3,204
2.50%, 02/28/2026 5,190 5,000
2.50%, 03/31/2027 4,305 4,112
2.50%, 02/15/2045 3,350 2,673
2.50%, 02/15/2046 2,925 2,323
2.50%, 05/15/2046 2,520 2,001
2.63%, 03/31/2025 1,805 1,756
2.63%, 12/31/2025 5,000 4,839
2.63%, 02/15/2029 8,305 7,875
2.63%, 07/31/2029 2,325 2,199
2.75%, 02/28/2025 8,615 8,402
2.75%, 06/30/2025 1,280 1,246
2.75%, 08/31/2025 5,225 5,081
2.75%, 04/30/2027 3,660 3,527
2.75%, 02/15/2028 5,775 5,547
2.75%, 08/15/2032 10,490 9,872
2.75%, 08/15/2042 1,591 1,354
2.75%, 11/15/2042 2,610 2,213
2.75%, 08/15/2047 3,060 2,543
2.75%, 11/15/2047 3,405 2,833
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.88%, 05/31/2025 $ 4,120 $ 4,022
2.88%, 06/15/2025 15,005 14,651
2.88%, 07/31/2025 2,000 1,953
2.88%, 11/30/2025 3,435 3,348
2.88%, 05/15/2028 4,400 4,244
2.88%, 08/15/2028 6,030 5,807
2.88%, 04/30/2029 6,595 6,332
2.88%, 05/15/2032 6,240 5,938
2.88%, 05/15/2043 1,523 1,316
2.88%, 08/15/2045 2,145 1,828
2.88%, 11/15/2046 1,465 1,248
2.88%, 05/15/2049 4,615 3,949
2.88%, 05/15/2052 5,525 4,726
3.00%, 07/15/2025 100 98
3.00%, 09/30/2025 2,775 2,714
3.00%, 10/31/2025 4,500 4,401
3.00%, 05/15/2042 1,200 1,066
3.00%, 11/15/2044 2,375 2,072
3.00%, 05/15/2045 1,845 1,606
3.00%, 11/15/2045 1,320 1,149
3.00%, 02/15/2047 3,115 2,711
3.00%, 05/15/2047 2,050 1,784
3.00%, 02/15/2048 2,990 2,608
3.00%, 08/15/2048 2,745 2,397
3.00%, 02/15/2049 4,115 3,602
3.00%, 08/15/2052 4,430 3,891
3.13%, 08/31/2027 6,040 5,908
3.13%, 11/15/2028 8,255 8,047
3.13%, 08/31/2029 4,085 3,976
3.13%, 11/15/2041 1,700 1,550
3.13%, 02/15/2042 805 731
3.13%, 02/15/2043 2,660 2,392
3.13%, 08/15/2044 3,045 2,717
3.13%, 05/15/2048 4,020 3,588
3.25%, 06/30/2029 2,055 2,015
3.25%, 05/15/2042 3,650 3,367
3.38%, 08/15/2042 3,440 3,230
3.38%, 05/15/2044 3,425 3,185
3.38%, 11/15/2048 4,715 4,410
3.50%, 02/15/2039 1,170 1,156
3.63%, 08/15/2043 1,880 1,825
3.63%, 02/15/2044 1,755 1,698
3.75%, 08/15/2041 755 754
3.75%, 11/15/2043 1,935 1,911
3.88%, 09/30/2029 570 579
3.88%, 11/30/2029 4,885 4,970
3.88%, 08/15/2040 1,669 1,712
4.00%, 10/31/2029 7,165 7,338
4.00%, 11/15/2052 3,495 3,709
4.13%, 10/31/2027 4,930 5,025
4.13%, 11/15/2032 8,220 8,637
4.25%, 05/15/2039 715 771
4.25%, 11/15/2040 1,035 1,111
4.38%, 02/15/2038 890 975
4.38%, 11/15/2039 1,455 1,590
4.38%, 05/15/2040 1,489 1,624
4.38%, 05/15/2041 1,210 1,316
4.50%, 02/15/2036 1,340 1,490
4.50%, 05/15/2038 710 787
4.50%, 08/15/2039 685 761
4.63%, 02/15/2040 1,000 1,125
4.75%, 02/15/2037 660 753
4.75%, 02/15/2041 4,960 5,650
5.00%, 05/15/2037 1,130 1,318
5.25%, 02/15/2029 2,000 2,168
5.38%, 02/15/2031 3,616 4,075
6.00%, 02/15/2026 2,000 2,118
6.13%, 11/15/2027 2,225 2,459

Schedule of Investments
Bond Market Index Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
6.13%, 08/15/2029 $ 1,000 $ 1,142
6.25%, 05/15/2030 1,500 1,752
6.38%, 08/15/2027 1,830 2,027
6.88%, 08/15/2025 1,000 1,068
$ 960,366
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,604,873
Total Investments $ 2,380,263
Other Assets and Liabilities -  (1.87)% (43,584)
TOTAL NET ASSETS - 100.00% $ 2,336,679
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,855 or
0.42% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security purchased on a when-issued basis.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,592 or 0.41% of net assets.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,016 or 0.39% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary
Sector Percent
Government 44 .99%
Mortgage Securities 28 .87%
Financial 8 .39%
Consumer, Non-cyclical 4 .60%
Money Market Funds 2 .46%
Communications 2 .29%
Utilities 2 .13%
Technology 1 .95%
Industrial 1 .88%
Energy 1 .73%
Consumer, Cyclical 1 .32%
Basic Materials 0 .68%
Revenue Bonds 0 .34%
General Obligation Unlimited 0 .20%
Insured 0 .04%
General Obligation Limited 0 .00%
Other Assets and Liabilities
( 1 .87 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 65,730 $ 202,665 $ 214,105 $ 54,290
$ 65,730 $ 202,665 $ 214,105 $ 54,290
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 700 $ — $ — $ —
$ 700 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .37 % Shares Held Value (000's)
Money Market Funds - 2 .37%
BlackRock Liquidity FedFund - Institutional
Class 4.72%
(a),(b)
1,265,363 $ 1,265
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(c)
3,327,835 3,328
$ 4,593
TOTAL INVESTMENT COMPANIES $ 4,593
BONDS - 50 .29%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .80%
Boeing Co/The
1.95%, 02/01/2024 $ 1,370 $ 1,330
2.20%, 02/04/2026 635 589
3.10%, 05/01/2026 190 180
3.75%, 02/01/2050 200 151
4.88%, 05/01/2025 175 175
Bombardier Inc
7.13%, 06/15/2026
(d)
25 25
Raytheon Technologies Corp
4.13%, 11/16/2028 600 591
TransDigm Inc
4.88%, 05/01/2029 55 49
6.25%, 03/15/2026
(d)
40 40
7.50%, 03/15/2027 151 151
8.00%, 12/15/2025
(d)
55 56
Triumph Group Inc
9.00%, 03/15/2028
(d)
155 155
$ 3,492
Agriculture - 0 .16%
BAT Capital Corp
4.54%, 08/15/2047 120 89
Cargill Inc
4.88%, 10/10/2025
(d)
75 76
Reynolds American Inc
5.70%, 08/15/2035 165 156
$ 321
Airlines - 0 .36%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 10 8
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(d)
20 19
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
232 228
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(d)
165 157
Southwest Airlines Co
5.25%, 05/04/2025 255 255
United Airlines Inc
4.38%, 04/15/2026
(d)
40 38
$ 705
Automobile Asset Backed Securities - 4 .39%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 970 966
AmeriCredit Automobile Receivables Trust
2022-2
5.71%, 12/18/2025 657 657
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 700 703
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 131 130
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 406 401
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 217 215
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 $ 33 $ 33
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 166 165
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 38 38
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 98 98
Ford Credit Auto Owner Trust 2022-C
5.08%, 04/15/2025 724 725
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 640 640
GM Financial Automobile Leasing Trust 2023-1
5.27%, 06/20/2025 335 335
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 92 91
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 280 280
Hyundai Auto Lease Securitization Trust 2022-B
5.18%, 10/15/2024
(d)
281 281
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 545 542
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 101 101
Santander Drive Auto Receivables Trust 2022-6
4.37%, 05/15/2025 479 477
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 455 455
Santander Drive Auto Receivables Trust 2023-1
5.36%, 05/15/2026 665 664
Toyota Auto Receivables 2022-B Owner Trust
5.05%, 01/15/2025 268 268
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 270 261
$ 8,526
Automobile Manufacturers - 0 .59%
Ford Motor Credit Co LLC
3.38%, 11/13/2025 320 300
General Motors Financial Co Inc
1.20%, 10/15/2024 170 159
1.25%, 01/08/2026 375 338
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(d)
350 351
$ 1,148
Automobile Parts & Equipment - 0 .03%
Dana Inc
5.38%, 11/15/2027 55 51
Banks - 8 .17%
Bank of America Corp
1.66%, 03/11/2027
(e)
350 317
Secured Overnight Financing Rate + 0.91%
2.48%, 09/21/2036
(e)
900 683
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(e)
680 481
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(e)
5 4
Secured Overnight Financing Rate + 1.32%

Schedule of Investments
Core Plus Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.85%, 03/08/2037
(e)
$ 50 $ 43
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 350 338
4.20%, 08/26/2024 220 216
4.83%, 07/22/2026
(e)
250 247
Secured Overnight Financing Rate + 1.75%
Barclays PLC
2.28%, 11/24/2027
(e)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(e)
600 560
Secured Overnight Financing Rate + 2.71%
7.75%, 09/15/2023
(e),(f),(g)
200 183
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(d),(e)
400 367
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(e)
495 473
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(e)
415 372
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(e)
380 383
Secured Overnight Financing Rate + 1.55%
6.27%, 11/17/2033
(e)
350 379
Secured Overnight Financing Rate + 2.34%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 617
Credit Suisse Group AG
2.19%, 06/05/2026
(d),(e)
250 223
Secured Overnight Financing Rate + 2.04%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(d),(e)
315 313
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(e)
375 365
Secured Overnight Financing Rate + 2.16%
Goldman Sachs Group Inc/The
3.10%, 02/24/2033
(e)
360 309
Secured Overnight Financing Rate + 1.41%
3.63%, 02/20/2024 250 246
3.85%, 01/26/2027 160 154
5.70%, 11/01/2024 75 76
HSBC Holdings PLC
4.25%, 03/14/2024 435 424
JPMorgan Chase & Co
2.08%, 04/22/2026
(e)
335 313
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(e),(f)
205 191
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(e)
705 701
Secured Overnight Financing Rate + 2.08%
KeyBank NA/Cleveland OH
4.15%, 08/08/2025 500 473
Lloyds Banking Group PLC
3.87%, 07/09/2025
(e)
850 826
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(e)
1,461 1,302
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(e)
225 171
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 800 779
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
5.00%, 11/24/2025 $ 230 $ 228
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(e)
345 326
Secured Overnight Financing Rate + 0.79%
Standard Chartered PLC
2.82%, 01/30/2026
(d),(e)
535 504
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(e)
80 80
Secured Overnight Financing Rate + 1.57%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 250 247
Truist Financial Corp
5.90%, 10/28/2026
(e)
180 179
Secured Overnight Financing Rate + 1.63%
UBS Group AG
4.75%, 05/12/2028
(d),(e)
235 225
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(d),(e)
200 175
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 330 326
4.61%, 04/25/2053
(e)
320 284
Secured Overnight Financing Rate + 2.13%
Westpac Banking Corp
4.11%, 07/24/2034
(e)
85 76
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 615 515
$ 15,870
Beverages - 0 .53%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 113
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 180
4.60%, 04/15/2048 104 98
5.45%, 01/23/2039 225 236
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(d)
70 65
PepsiCo Inc
1.95%, 10/21/2031 100 85
4.20%, 07/18/2052 45 43
4.45%, 02/15/2033
(h)
200 205
$ 1,025
Biotechnology - 0 .30%
Amgen Inc
5.15%, 03/02/2028 175 179
5.25%, 03/02/2030 150 153
5.60%, 03/02/2043 85 88
CSL Finance PLC
4.75%, 04/27/2052
(d)
175 165
$ 585
Building Materials - 0 .61%
Builders FirstSource Inc
4.25%, 02/01/2032
(d)
235 205
Cemex SAB de CV
3.88%, 07/11/2031
(d)
325 271
9.13%, 03/14/2028
(d),(e),(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.91%

Schedule of Investments
Core Plus Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
GCC SAB de CV
3.61%, 04/20/2032
(d)
$ 200 $ 168
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
370 347
$ 1,191
Chemicals - 0 .99%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(d)
200 170
7.25%, 02/13/2033
(d)
200 192
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
260 224
6.50%, 05/15/2026
(d)
150 141
Element Solutions Inc
3.88%, 09/01/2028
(d)
111 97
Olympus Water US Holding Corp
4.25%, 10/01/2028
(d)
275 228
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(d)
350 281
SABIC Capital II BV
4.00%, 10/10/2023
(d)
200 198
Sherwin-Williams Co/The
4.25%, 08/08/2025 150 148
Westlake Corp
2.88%, 08/15/2041 358 243
$ 1,922
Commercial Mortgage Backed Securities - 1 .71%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 210
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 124
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 850
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 326
GS Mortgage Securities Trust 2011-GC5
0.00%, 08/10/2044
(d),(i),(j),(k)
1,257 —
GS Mortgage Securities Trust 2013-GC16
0.98%, 11/10/2046
(j),(k)
1,695 4
GS Mortgage Securities Trust 2014-GC26
0.93%, 11/10/2047
(j),(k)
3,290 37
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 355
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 279
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 445
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.38%, 11/15/2047
(k)
500 332
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
0.90%, 02/15/2047
(j),(k)
2,749 9
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.91%, 06/15/2047
(j),(k)
2,740 13
SREIT Trust 2021-MFP
5.42%, 11/15/2038
(d)
350 335
1.00 x 1 Month USD LIBOR + 0.73%
$ 3,319
Commercial Services - 0 .74%
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 111
Garda World Security Corp
4.63%, 02/15/2027
(d)
40 36
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
3.25%, 06/01/2050 $ 300 $ 219
3.90%, 06/01/2027
(h)
300 295
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(d)
64 57
6.25%, 01/15/2028
(d)
107 100
United Rentals North America Inc
3.88%, 02/15/2031 80 71
4.88%, 01/15/2028 164 157
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(d)
195 184
Williams Scotsman International Inc
6.13%, 06/15/2025
(d)
72 72
ZipRecruiter Inc
5.00%, 01/15/2030
(d)
155 132
$ 1,434
Computers - 0 .50%
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(d)
350 245
6.10%, 07/15/2027 435 457
NCR Corp
5.13%, 04/15/2029
(d)
185 160
Seagate HDD Cayman
9.63%, 12/01/2032
(d)
94 105
$ 967
Consumer Products - 0 .10%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(d)
205 187
Credit Card Asset Backed Securities - 0 .34%
BA Credit Card Trust
0.34%, 05/15/2026 685 662
Diversified Financial Services - 2 .53%
AerCap Holdings NV
5.88%, 10/10/2079
(e)
150 137
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 395 355
3.00%, 10/29/2028 470 410
3.15%, 02/15/2024 1,000 970
4.50%, 09/15/2023 465 461
Air Lease Corp
1.88%, 08/15/2026 465 412
2.88%, 01/15/2026 220 205
Ally Financial Inc
5.80%, 05/01/2025
(h)
210 203
Aviation Capital Group LLC
1.95%, 09/20/2026
(d)
1,000 866
Credit Acceptance Corp
5.13%, 12/31/2024
(d)
75 71
6.63%, 03/15/2026
(h)
196 183
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(d),(k),(l)
190 172
ILFC E-Capital Trust II
6.80%, 12/21/2065
(d),(k)
100 66
LPL Holdings Inc
4.00%, 03/15/2029
(d)
85 76
OneMain Finance Corp
3.50%, 01/15/2027 25 21
4.00%, 09/15/2030 50 37
6.63%, 01/15/2028 12 11
6.88%, 03/15/2025 189 183

Schedule of Investments
Core Plus Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
SLM Corp
3.13%, 11/02/2026 $ 90 $ 76
$ 4,915
Electric - 3 .19%
Ameren Illinois Co
3.85%, 09/01/2032 46 43
Avangrid Inc
3.20%, 04/15/2025 490 469
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
70 60
3.75%, 01/15/2032
(d)
70 58
4.75%, 03/15/2028
(d)
55 53
CMS Energy Corp
3.00%, 05/15/2026 75 71
4.70%, 03/31/2043 120 103
Colbun SA
3.15%, 03/06/2030
(d)
200 170
Commonwealth Edison Co
4.00%, 03/01/2049 225 188
DTE Electric Co
3.95%, 03/01/2049 60 50
DTE Energy Co
4.22%, 11/01/2024
(k)
250 247
Duke Energy Carolinas LLC
3.55%, 03/15/2052 75 58
Edison International
4.70%, 08/15/2025 138 136
Enel Chile SA
4.88%, 06/12/2028 130 127
Eversource Energy
5.45%, 03/01/2028 200 207
FirstEnergy Corp
2.25%, 09/01/2030 358 295
Florida Power & Light Co
4.05%, 10/01/2044 75 66
ITC Holdings Corp
4.95%, 09/22/2027
(d)
150 151
Korea Electric Power Corp
5.38%, 04/06/2026
(d)
200 203
Louisville Gas and Electric Co
5.45%, 04/15/2033 96 100
Monongahela Power Co
3.55%, 05/15/2027
(d)
215 204
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 115 117
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 300 282
6.05%, 03/01/2025 45 46
NRG Energy Inc
3.88%, 02/15/2032
(d)
190 152
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052 50 49
Oryx Funding Ltd
5.80%, 02/03/2031 200 192
Pacific Gas and Electric Co
1.70%, 11/15/2023 50 49
4.20%, 06/01/2041 185 146
PECO Energy Co
4.38%, 08/15/2052 70 63
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(d)
200 181
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 73
Public Service Co of Colorado
4.50%, 06/01/2052 43 40
Public Service Enterprise Group Inc
5.85%, 11/15/2027 225 234
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co
3.65%, 02/01/2050 $ 280 $ 216
4.20%, 03/01/2029 125 121
4.88%, 03/01/2049 150 139
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 200 194
Tucson Electric Power Co
4.85%, 12/01/2048 25 23
Vistra Corp
7.00%, 12/15/2026
(d),(e),(f)
75 66
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(d)
185 164
WEC Energy Group Inc
4.75%, 01/09/2026 100 100
5.00%, 09/27/2025 100 100
5.15%, 10/01/2027 134 136
Xcel Energy Inc
4.60%, 06/01/2032 269 261
$ 6,203
Electrical Components & Equipment - 0 .15%
WESCO Distribution Inc
7.13%, 06/15/2025
(d)
80 81
7.25%, 06/15/2028
(d)
203 209
$ 290
Electronics - 0 .17%
Imola Merger Corp
4.75%, 05/15/2029
(d)
135 121
Sensata Technologies BV
5.00%, 10/01/2025
(d)
100 100
Sensata Technologies Inc
3.75%, 02/15/2031
(d)
86 75
4.38%, 02/15/2030
(d)
31 28
$ 324
Engineering & Construction - 0 .20%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(d)
265 218
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(d)
200 179
$ 397
Entertainment - 0 .54%
Boyne USA Inc
4.75%, 05/15/2029
(d)
170 152
Caesars Entertainment Inc
6.25%, 07/01/2025
(d)
110 110
CCM Merger Inc
6.38%, 05/01/2026
(d)
85 83
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(d)
165 159
Cinemark USA Inc
5.25%, 07/15/2028
(d)
185 160
8.75%, 05/01/2025
(d)
55 56
Warnermedia Holdings Inc
3.76%, 03/15/2027
(d)
130 122
5.05%, 03/15/2042
(d)
160 134
5.14%, 03/15/2052
(d)
60 49
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
7.13%, 02/15/2031
(d),(h)
35 36
$ 1,061
Environmental Control - 0 .33%
Madison IAQ LLC
4.13%, 06/30/2028
(d)
210 182
Waste Connections Inc
2.20%, 01/15/2032 175 143
4.20%, 01/15/2033 130 125

Schedule of Investments
Core Plus Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Management Inc
4.63%, 02/15/2030 $ 200 $ 200
$ 650
Food - 1 .42%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 03/15/2029
(d)
150 131
4.63%, 01/15/2027
(d)
100 97
B&G Foods Inc
5.25%, 04/01/2025 40 37
Cencosud SA
4.38%, 07/17/2027
(d)
200 188
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.63%, 01/15/2032
(d)
200 166
4.38%, 02/02/2052
(d)
526 380
Kraft Heinz Foods Co
3.75%, 04/01/2030 57 54
4.88%, 10/01/2049 285 265
Nestle Holdings Inc
4.13%, 10/01/2027
(d)
250 249
Pilgrim's Pride Corp
3.50%, 03/01/2032 100 81
4.25%, 04/15/2031 875 772
Post Holdings Inc
4.50%, 09/15/2031
(d)
180 158
Sysco Corp
3.15%, 12/14/2051 20 14
3.30%, 07/15/2026 167 160
$ 2,752
Forest Products & Paper - 0 .03%
Suzano Austria GmbH
3.75%, 01/15/2031 75 65
Gas - 0 .22%
NiSource Inc
0.95%, 08/15/2025 400 364
5.25%, 03/30/2028 55 56
$ 420
Healthcare - Products - 0 .16%
Abbott Laboratories
1.40%, 06/30/2030 75 63
Boston Scientific Corp
3.45%, 03/01/2024 127 125
4.55%, 03/01/2039 128 120
$ 308
Healthcare - Services - 1 .20%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(d)
90 85
Centene Corp
2.50%, 03/01/2031 150 121
2.63%, 08/01/2031 805 652
3.00%, 10/15/2030 81 68
3.38%, 02/15/2030 92 80
4.25%, 12/15/2027 165 159
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(d)
235 199
8.00%, 03/15/2026
(d)
50 48
HCA Inc
3.13%, 03/15/2027
(d)
350 325
3.50%, 07/15/2051 195 135
Tenet Healthcare Corp
4.63%, 09/01/2024 75 74
6.13%, 06/15/2030
(d)
155 153
UnitedHealth Group Inc
4.75%, 05/15/2052 235 229
$ 2,328
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0 .13%
Beazer Homes USA Inc
6.75%, 03/15/2025 $ 40 $ 39
Forestar Group Inc
3.85%, 05/15/2026
(d)
35 32
5.00%, 03/01/2028
(d)
100 90
Lennar Corp
4.75%, 05/30/2025 100 98
$ 259
Home Equity Asset Backed Securities - 0 .03%
Saxon Asset Securities Trust 2004-1
2.20%, 03/25/2035 94 51
1.00 x 1 Month USD LIBOR + 1.70%
Insurance - 1 .00%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(d)
180 153
7.00%, 11/15/2025
(d)
80 75
American International Group Inc
3.90%, 04/01/2026 34 33
Arch Capital Finance LLC
4.01%, 12/15/2026 125 122
Arch Capital Group Ltd
3.64%, 06/30/2050 275 205
Arthur J Gallagher & Co
3.50%, 05/20/2051 275 198
5.50%, 03/02/2033 45 46
Chubb INA Holdings Inc
3.35%, 05/03/2026 164 159
Corebridge Financial Inc
4.40%, 04/05/2052
(d)
195 153
Markel Corp
3.35%, 09/17/2029
(h)
265 239
4.30%, 11/01/2047 95 78
MassMutual Global Funding II
4.15%, 08/26/2025
(d)
380 375
MetLife Inc
5.00%, 07/15/2052 110 103
$ 1,939
Internet - 0 .50%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(h)
200 165
Amazon.com Inc
3.10%, 05/12/2051 220 167
Baidu Inc
4.38%, 05/14/2024 200 198
Meta Platforms Inc
4.45%, 08/15/2052 125 110
Netflix Inc
4.38%, 11/15/2026 77 76
4.88%, 06/15/2030
(d)
80 80
Prosus NV
4.19%, 01/19/2032
(d)
200 170
$ 966
Investment Companies - 0 .21%
Blackstone Private Credit Fund
4.70%, 03/24/2025 215 206
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(d)
180 158
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 55 54
$ 418
Iron & Steel - 0 .07%
Nucor Corp
3.85%, 04/01/2052 70 57
Vale Overseas Ltd
3.75%, 07/08/2030 100 89
$ 146

Schedule of Investments
Core Plus Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0 .19%
Life Time Inc
5.75%, 01/15/2026
(d)
$ 215 $ 209
NCL Corp Ltd
5.88%, 02/15/2027
(d)
70 65
NCL Finance Ltd
6.13%, 03/15/2028
(d)
115 93
$ 367
Lodging - 0 .57%
Marriott International Inc/MD
2.75%, 10/15/2033 425 344
3.60%, 04/15/2024 300 294
5.00%, 10/15/2027 250 251
Sands China Ltd
4.30%, 01/08/2026 200 187
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(d)
40 38
$ 1,114
Machinery - Diversified - 0 .14%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(d)
124 122
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 143
$ 265
Media - 0 .96%
AMC Networks Inc
4.75%, 08/01/2025 204 181
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
245 207
4.75%, 03/01/2030
(d)
81 70
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 375 257
Comcast Corp
5.50%, 11/15/2032 400 427
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(d)
26 23
DISH DBS Corp
5.25%, 12/01/2026
(d)
31 25
5.88%, 11/15/2024 96 86
7.38%, 07/01/2028 106 60
DISH Network Corp
11.75%, 11/15/2027
(d)
40 39
Paramount Global
4.75%, 05/15/2025 46 45
Sirius XM Radio Inc
4.00%, 07/15/2028
(d)
214 184
UPC Holding BV
5.50%, 01/15/2028
(d)
300 269
$ 1,873
Mining - 0 .26%
Hudbay Minerals Inc
4.50%, 04/01/2026
(d)
120 111
6.13%, 04/01/2029
(d)
50 47
IAMGOLD Corp
5.75%, 10/15/2028
(d)
97 75
New Gold Inc
7.50%, 07/15/2027
(d)
75 72
Novelis Corp
3.25%, 11/15/2026
(d)
5 5
4.75%, 01/30/2030
(d)
174 160
Taseko Mines Ltd
7.00%, 02/15/2026
(d)
40 36
$ 506
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0 .06%
Parker-Hannifin Corp
4.25%, 09/15/2027 $ 115 $ 113
Mortgage Backed Securities - 1 .67%
Fannie Mae REMIC Trust 2005-W2
5.05%, 05/25/2035 4 4
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
1.25%, 02/25/2043
(j)
131 15
(1.00) x 1 Month USD LIBOR + 6.10%
1.25%, 08/25/2043
(j)
463 55
(1.00) x 1 Month USD LIBOR + 6.10%
1.25%, 09/25/2046
(j)
138 13
(1.00) x 1 Month USD LIBOR + 6.10%
1.30%, 12/25/2042
(j)
1,757 223
(1.00) x 1 Month USD LIBOR + 6.15%
1.30%, 01/25/2048
(j)
616 77
(1.00) x 1 Month USD LIBOR + 6.15%
2.25%, 07/25/2040 19 18
3.00%, 04/25/2027
(j)
61 3
3.00%, 09/25/2050
(j)
954 147
3.50%, 11/25/2027
(j)
40 2
3.50%, 07/25/2028
(j)
80 3
Freddie Mac REMICS
1.30%, 06/25/2050
(j)
921 118
(1.00) x 1 Month USD LIBOR + 6.15%
1.37%, 10/15/2046
(j)
1,073 103
(1.00) x 1 Month USD LIBOR + 6.05%
3.00%, 05/15/2027
(j)
42 2
3.00%, 10/15/2027
(j)
27 1
5.13%, 05/15/2049 972 945
1.00 x 1 Month USD LIBOR + 0.45%
Ginnie Mae
0.74%, 05/20/2042
(j)
530 48
(1.00) x 1 Month USD LIBOR + 5.50%
1.34%, 11/20/2041
(j)
150 17
(1.00) x 1 Month USD LIBOR + 6.10%
1.34%, 06/20/2046
(j)
322 39
(1.00) x 1 Month USD LIBOR + 6.10%
1.38%, 12/20/2043
(j)
163 18
(1.00) x 1 Month USD LIBOR + 6.14%
1.44%, 10/20/2045
(j)
369 44
(1.00) x 1 Month USD LIBOR + 6.20%
1.44%, 08/20/2047
(j)
913 115
(1.00) x 1 Month USD LIBOR + 6.20%
1.44%, 11/20/2047
(j)
263 32
(1.00) x 1 Month USD LIBOR + 6.20%
1.49%, 06/20/2045
(j)
488 62
(1.00) x 1 Month USD LIBOR + 6.25%
1.54%, 08/20/2050
(j)
981 133
(1.00) x 1 Month USD LIBOR + 6.30%
1.54%, 09/20/2050
(j)
1,020 123
(1.00) x 1 Month USD LIBOR + 6.30%
1.54%, 08/20/2051
(j)
637 85
(1.00) x 1 Month USD LIBOR + 6.30%
1.86%, 04/20/2041
(j)
573 73
(1.10) x 1 Month USD LIBOR + 7.10%
1.89%, 02/20/2042
(j)
96 13
(1.00) x 1 Month USD LIBOR + 6.65%
2.50%, 12/20/2050
(j)
1,047 157
3.00%, 07/20/2050
(j)
274 39
3.00%, 11/20/2050
(j)
559 82
3.00%, 11/20/2050
(j)
929 137
3.00%, 11/20/2050
(j)
1,120 184
3.50%, 10/20/2049
(j)
406 66
JP Morgan Mortgage Trust 2016-2
5.90%, 06/25/2046
(d),(k)
52 48
$ 3,244

Schedule of Investments
Core Plus Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 1 .22%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(d)
$ 330 $ 324
Antero Resources Corp
7.63%, 02/01/2029
(d)
220 225
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(d)
120 116
Comstock Resources Inc
5.88%, 01/15/2030
(d)
140 120
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(d)
85 83
Ecopetrol SA
8.88%, 01/13/2033 315 319
Leviathan Bond Ltd
5.75%, 06/30/2023
(d)
175 175
MEG Energy Corp
7.13%, 02/01/2027
(d)
145 148
Occidental Petroleum Corp
5.55%, 03/15/2026 80 81
5.88%, 09/01/2025 425 428
6.13%, 01/01/2031 55 57
6.63%, 09/01/2030 36 38
Petrobras Global Finance BV
5.50%, 06/10/2051 110 85
Petroleos Mexicanos
6.70%, 02/16/2032 217 173
$ 2,372
Oil & Gas Services - 0 .11%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(d)
220 211
Other Asset Backed Securities - 0 .62%
DLLST 2022-1 LLC
2.79%, 01/22/2024
(d)
372 369
Hpefs Equipment Trust 2022-2
3.15%, 09/20/2029
(d)
709 701
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 141 140
$ 1,210
Packaging & Containers - 0 .31%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(d)
200 182
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(d)
70 67
8.75%, 04/15/2030
(d)
50 46
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 60 58
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 122 129
Graphic Packaging International LLC
4.13%, 08/15/2024 40 39
LABL Inc
6.75%, 07/15/2026
(d)
40 39
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(d)
40 40
$ 600
Pharmaceuticals - 1 .24%
AbbVie Inc
2.60%, 11/21/2024 65 63
4.05%, 11/21/2039 350 313
Becton Dickinson & Co
4.69%, 02/13/2028 435 437
BellRing Brands Inc
7.00%, 03/15/2030
(d)
145 147
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co
4.13%, 06/15/2039 $ 120 $ 112
Cigna Group/The
4.90%, 12/15/2048 35 33
CVS Health Corp
4.30%, 03/25/2028 31 30
4.88%, 07/20/2035 190 185
5.13%, 02/21/2030 200 203
Eli Lilly & Co
4.70%, 02/27/2033 130 133
Jazz Securities DAC
4.38%, 01/15/2029
(d)
95 87
Viatris Inc
1.65%, 06/22/2025 75 69
Zoetis Inc
3.00%, 09/12/2027 310 292
4.45%, 08/20/2048 345 314
$ 2,418
Pipelines - 2 .27%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(d)
170 160
5.75%, 03/01/2027
(d)
150 147
CNX Midstream Partners LP
4.75%, 04/15/2030
(d)
220 189
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(d)
239 230
Energy Transfer LP
3.75%, 05/15/2030 505 466
4.50%, 04/15/2024 165 163
5.15%, 03/15/2045 300 261
5.55%, 02/15/2028 352 357
Enterprise Products Operating LLC
4.20%, 01/31/2050 180 153
EQM Midstream Partners LP
6.00%, 07/01/2025
(d)
27 27
7.50%, 06/01/2027
(d)
50 50
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(d)
200 206
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
225 201
5.63%, 02/15/2026
(d)
110 109
Kinder Morgan Inc
1.75%, 11/15/2026 440 396
Kinetik Holdings LP
5.88%, 06/15/2030
(d)
160 154
NuStar Logistics LP
5.75%, 10/01/2025 50 49
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 174
5.75%, 05/15/2024 375 376
Williams Cos Inc/The
4.55%, 06/24/2024 550 546
$ 4,414
REITs - 1 .10%
American Tower Corp
1.30%, 09/15/2025 185 169
5.50%, 03/15/2028 115 117
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(d)
140 122
3.75%, 09/15/2030
(d)
150 113
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 200 153
2.30%, 11/15/2028 495 415
Kimco Realty OP LLC
3.20%, 04/01/2032 140 118

Schedule of Investments
Core Plus Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(d)
$ 188 $ 136
Mid-America Apartments LP
2.88%, 09/15/2051 229 148
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(d)
50 47
4.13%, 08/15/2030
(d)
555 490
XHR LP
4.88%, 06/01/2029
(d)
130 110
$ 2,138
Retail - 0 .42%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(d),(h)
35 35
Bath & Body Works Inc
5.25%, 02/01/2028 60 57
6.63%, 10/01/2030
(d)
109 106
9.38%, 07/01/2025
(d)
78 83
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(d)
175 154
IRB Holding Corp
7.00%, 06/15/2025
(d)
10 10
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(d)
165 150
Patrick Industries Inc
4.75%, 05/01/2029
(d)
100 87
7.50%, 10/15/2027
(d)
140 138
$ 820
Semiconductors - 0 .43%
Broadcom Inc
3.14%, 11/15/2035
(d)
34 26
3.42%, 04/15/2033
(d)
732 613
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 60 57
3.15%, 05/01/2027 60 56
Skyworks Solutions Inc
1.80%, 06/01/2026 85 76
$ 828
Software - 1 .89%
Fidelity National Information Services Inc
4.50%, 07/15/2025 400 396
Fiserv Inc
3.20%, 07/01/2026 200 190
4.40%, 07/01/2049 190 162
Open Text Corp
3.88%, 02/15/2028
(d)
90 80
3.88%, 12/01/2029
(d)
345 291
Open Text Holdings Inc
4.13%, 02/15/2030
(d)
295 253
Oracle Corp
2.50%, 04/01/2025 255 244
2.80%, 04/01/2027 240 223
2.95%, 05/15/2025 100 96
3.95%, 03/25/2051 105 79
6.15%, 11/09/2029 115 123
Salesforce Inc
3.70%, 04/11/2028 230 226
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 331
4.00%, 04/14/2032 145 133
VMware Inc
1.40%, 08/15/2026 535 473
1.80%, 08/15/2028 440 372
$ 3,672
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 1 .43%
Brazilian Government International Bond
3.88%, 06/12/2030 $ 205 $ 183
Chile Government International Bond
2.55%, 07/27/2033 200 164
CoBank ACB
6.25%, 10/01/2026
(e),(f)
115 108
3 Month USD LIBOR + 4.66%
Dominican Republic International Bond
4.88%, 09/23/2032
(d)
200 170
Hungary Government International Bond
6.13%, 05/22/2028
(d)
200 205
Mexico Government International Bond
4.75%, 03/08/2044 160 136
6.35%, 02/09/2035 200 212
Morocco Government International Bond
5.95%, 03/08/2028
(d)
300 307
Republic of Poland Government International
Bond
5.50%, 04/04/2053
(m)
160 162
Romanian Government International Bond
3.63%, 03/27/2032 90 76
Saudi Government International Bond
4.50%, 10/26/2046 250 219
5.00%, 01/18/2053
(d)
325 302
Turkey Government International Bond
9.38%, 01/19/2033 375 382
UAE International Government Bond
3.25%, 10/19/2061
(d)
200 149
$ 2,775
Telecommunications - 1 .67%
AT&T Inc
2.55%, 12/01/2033 199 160
3.50%, 09/15/2053 499 362
CT Trust
5.13%, 02/03/2032
(d)
200 167
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(d)
200 159
Maxar Technologies Inc
7.75%, 06/15/2027
(d)
155 162
T-Mobile USA Inc
2.40%, 03/15/2029 340 296
2.55%, 02/15/2031 60 51
3.50%, 04/15/2025 315 306
3.50%, 04/15/2031 560 504
4.95%, 03/15/2028 140 141
Verizon Communications Inc
2.55%, 03/21/2031 410 349
2.88%, 11/20/2050 190 127
4.27%, 01/15/2036 325 302
Viavi Solutions Inc
3.75%, 10/01/2029
(d)
180 154
$ 3,240
Transportation - 0 .28%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 56
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(i),(n)
121 1
Union Pacific Corp
3.50%, 02/14/2053 280 221
United Parcel Service Inc
4.88%, 03/03/2033
(h)
175 180
XPO Escrow Sub LLC
7.50%, 11/15/2027
(d)
85 88
$ 546

Schedule of Investments
Core Plus Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .05%
Essential Utilities Inc
2.70%, 04/15/2030 $ 115 $ 99
TOTAL BONDS $ 97,722
SENIOR FLOATING RATE INTERESTS
- 0 .79%
Principal
Amount (000's) Value (000's)
Airlines - 0 .16%
AAdvantage Loyalty IP Ltd
9.56%, 04/20/2028
(o)
$ 180 $ 183
3 Month USD LIBOR + 4.75%
United Airlines Inc
8.57%, 04/21/2028
(o)
122 120
3 Month USD LIBOR + 3.75%
$ 303
Commercial Services - 0 .08%
Garda World Security Corp
9.11%, 10/30/2026
(o)
150 148
1 Month USD LIBOR + 4.25%
Computers - 0 .05%
Virtusa Corp
8.59%, 02/11/2028
(o)
94 93
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .09%
Russell Investments US Institutional Holdco Inc
8.13%, 05/30/2025
(o)
190 185
1 Month USD LIBOR + 3.50%
Entertainment - 0 .02%
Lions Gate Capital Holdings LLC
7.09%, 03/24/2025
(o)
47 46
3 Month USD LIBOR + 2.00%
Environmental Control - 0 .02%
Madison IAQ LLC
7.99%, 06/21/2028
(o)
49 47
3 Month USD LIBOR + 3.25%
Lodging - 0 .03%
Fertitta Entertainment LLC/NV
8.81%, 01/13/2029
(o)
61 60
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .10%
CSC Holdings LLC
7.19%, 04/15/2027
(o)
48 43
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
9.84%, 08/02/2027
(o)
157 151
1 Month USD LIBOR + 5.00%
$ 194
Oil & Gas - 0 .01%
Ascent Resources Utica Holdings LLC
13.81%, 11/01/2025
(o)
20 21
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .02%
Valcour Packaging LLC
7.98%, 09/30/2028
(o)
45 36
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0 .13%
Bausch Health Cos Inc
10.09%, 01/27/2027
(o)
234 173
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Jazz Financing Lux Sarl
8.34%, 05/05/2028
(o)
84 84
1 Month USD LIBOR + 3.50%
$ 257
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0 .08%
IRB Holding Corp
7.83%, 12/15/2027
(o)
$ 155 $ 152
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,542
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 58 .08%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .56%
3.00%, 10/01/2042 $ 25 $ 23
3.00%, 11/01/2042 149 137
3.00%, 11/01/2042 26 24
3.00%, 03/01/2043 741 685
3.00%, 12/01/2046 53 49
3.50%, 10/01/2041 14 13
3.50%, 04/01/2042 48 46
3.50%, 04/01/2042 19 18
3.50%, 10/01/2045 377 357
3.50%, 03/01/2048 56 53
4.00%, 02/01/2045 6 6
4.00%, 02/01/2046 31 30
4.00%, 02/01/2046 124 121
4.00%, 06/01/2046 23 22
4.00%, 04/01/2047 111 108
4.00%, 11/01/2047 151 146
4.12%, 02/01/2037 2 2
1.00 x 12 Month USD LIBOR + 1.63%
4.50%, 07/01/2024 1 2
4.50%, 10/01/2041 14 14
4.50%, 12/01/2043 342 342
4.50%, 03/01/2046 149 149
5.00%, 06/01/2031 35 35
5.00%, 10/01/2035 13 13
5.00%, 06/01/2041 513 524
6.00%, 06/01/2032 10 11
6.00%, 10/01/2032 6 6
6.00%, 01/01/2038 26 28
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 2 2
6.50%, 04/01/2035 4 4
7.00%, 12/01/2029 5 5
7.00%, 06/01/2030 3 3
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 23 23
7.50%, 03/01/2031 4 5
8.00%, 09/01/2030 25 25
$ 3,038
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 25 .70%
2.00%, 12/01/2035 436 395
2.00%, 03/01/2036 620 560
2.00%, 07/01/2050 1,350 1,120
2.00%, 01/01/2051 1,113 939
2.00%, 02/01/2051 3,758 3,155
2.00%, 03/01/2051 1,231 1,030
2.00%, 03/01/2051 1,396 1,174
2.00%, 12/01/2051 539 451
2.00%, 12/01/2051 1,840 1,525
2.00%, 04/01/2052 2,225 1,847
2.00%, 05/01/2052 576 483
2.50%, 06/01/2035 979 911
2.50%, 08/01/2035 1,122 1,048
2.50%, 08/01/2050 1,512 1,317
2.50%, 11/01/2050 361 314
2.50%, 07/01/2051 1,122 980
2.50%, 09/01/2051 441 385

Schedule of Investments
Core Plus Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 09/01/2051 $ 741 $ 647
2.50%, 11/01/2051 652 571
2.50%, 01/01/2052 698 611
2.50%, 02/01/2052 561 487
2.50%, 02/01/2052 1,580 1,363
2.50%, 04/01/2052 1,551 1,342
2.50%, 04/01/2052 565 490
3.00%, 03/01/2034 107 101
3.00%, 04/01/2038
(p)
1,625 1,540
3.00%, 03/01/2042 33 31
3.00%, 03/01/2042 36 33
3.00%, 05/01/2042 20 18
3.00%, 06/01/2042 33 31
3.00%, 06/01/2042 16 14
3.00%, 05/01/2043 90 83
3.00%, 07/01/2050 492 447
3.00%, 11/01/2050 422 384
3.00%, 07/01/2051 2,124 1,912
3.00%, 04/01/2052 2,274 2,060
3.00%, 06/01/2052 416 374
3.50%, 04/01/2030 130 126
3.50%, 05/01/2034 597 581
3.50%, 08/01/2034 124 120
3.50%, 04/01/2038
(p)
150 145
3.50%, 12/01/2040 28 26
3.50%, 01/01/2041 15 14
3.50%, 12/01/2041 7 7
3.50%, 03/01/2042 14 14
3.50%, 04/01/2042 31 29
3.50%, 11/01/2042 410 392
3.50%, 07/01/2043 437 417
3.50%, 01/01/2044 128 122
3.50%, 11/01/2044 602 573
3.50%, 06/01/2045 44 42
3.50%, 05/01/2046 11 11
3.50%, 10/01/2047 773 732
3.50%, 11/01/2047 316 298
3.50%, 03/01/2048 449 424
3.50%, 06/01/2051 216 202
3.50%, 04/01/2053
(p)
1,400 1,301
4.00%, 03/01/2034 175 173
4.00%, 09/01/2040 34 33
4.00%, 05/01/2041 79 78
4.00%, 10/01/2041 23 23
4.00%, 10/01/2041 10 10
4.00%, 11/01/2041 16 16
4.00%, 04/01/2042 12 12
4.00%, 11/01/2043 46 46
4.00%, 02/01/2044 52 51
4.00%, 06/01/2044 103 101
4.00%, 09/01/2044 8 8
4.00%, 09/01/2045 46 44
4.00%, 12/01/2045 204 199
4.00%, 01/01/2047 18 17
4.00%, 11/01/2047 672 654
4.00%, 05/01/2048 31 31
4.00%, 10/01/2048 141 138
4.00%, 01/01/2049 65 63
4.00%, 04/01/2053
(p)
3,000 2,869
4.50%, 07/01/2025 6 6
4.50%, 08/01/2040 18 18
4.50%, 11/01/2040 337 339
4.50%, 08/01/2041 12 12
4.50%, 09/01/2041 130 131
4.50%, 05/01/2044 15 15
4.50%, 12/01/2044 22 22
4.50%, 06/01/2046 11 11
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 05/01/2047 $ 9 $ 9
4.50%, 05/01/2047 19 19
4.50%, 05/01/2049 81 81
4.50%, 09/01/2052 290 288
4.50%, 04/01/2053
(p)
1,625 1,592
5.00%, 10/01/2041 69 70
5.00%, 06/01/2048 151 153
5.00%, 04/01/2053
(p)
1,300 1,297
5.50%, 07/01/2033 84 86
5.50%, 04/01/2035 10 10
5.50%, 08/01/2036 241 249
5.50%, 02/01/2037 2 2
5.50%, 05/01/2040 8 8
5.50%, 04/01/2053
(p)
2,600 2,626
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 65 68
6.00%, 02/01/2037 20 21
6.00%, 02/01/2038 24 26
6.00%, 04/01/2053
(p)
2,300 2,347
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 16 17
6.50%, 07/01/2037 4 4
6.50%, 02/01/2038 20 21
6.50%, 09/01/2038 63 67
$ 49,932
Government National Mortgage Association (GNMA) - 10 .08%
2.00%, 02/20/2051 1,524 1,301
2.00%, 07/20/2051 2,548 2,172
2.50%, 06/20/2050 736 651
2.50%, 05/20/2051 1,008 890
2.50%, 09/20/2051 1,498 1,318
2.50%, 04/01/2053
(p)
550 484
3.00%, 02/15/2043 153 143
3.00%, 07/20/2044 178 167
3.00%, 01/20/2046 113 103
3.00%, 07/20/2046 171 158
3.00%, 12/20/2046 492 455
3.00%, 09/20/2051 1,483 1,355
3.00%, 04/01/2053
(p)
436 397
3.50%, 04/20/2046 107 101
3.50%, 10/20/2046 109 104
3.50%, 07/20/2047 464 441
3.50%, 04/01/2053
(p)
2,400 2,250
4.00%, 02/15/2042 57 54
4.00%, 06/20/2046 15 15
4.00%, 01/20/2048 647 631
4.00%, 04/01/2053
(p)
600 578
4.50%, 09/15/2039 324 326
4.50%, 11/15/2040 49 49
4.50%, 06/20/2048 3 3
4.50%, 04/01/2053
(p)
1,050 1,034
5.00%, 02/15/2034 97 101
5.00%, 10/15/2034 35 36
5.00%, 10/20/2039 16 17
5.00%, 07/20/2040 10 10
5.00%, 02/15/2042 41 43
5.00%, 04/01/2053
(p)
250 250
5.50%, 12/20/2033 48 50
5.50%, 05/20/2035 5 5
5.50%, 12/20/2048 105 107
5.50%, 04/01/2053
(p)
1,800 1,820
6.00%, 01/20/2029 8 8
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 8 8
6.00%, 12/20/2036 30 31
6.00%, 04/01/2053
(p)
1,700 1,732
6.50%, 03/20/2028 1 1

Schedule of Investments
Core Plus Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 05/20/2029 $ 1 $ 1
6.50%, 12/15/2032 181 186
7.00%, 03/15/2031 1 1
8.00%, 12/15/2030 3 3
$ 19,591
U.S. Treasury - 15 .85%
1.25%, 08/15/2031 3,650 3,061
1.38%, 11/15/2031 3,500 2,954
1.63%, 08/15/2029 1,100 981
1.75%, 08/15/2041 680 492
1.88%, 11/15/2051 375 255
2.00%, 08/15/2051
(q)
2,900 2,040
2.25%, 11/15/2027 6,000 5,644
2.25%, 02/15/2052 3,000 2,237
2.63%, 12/31/2023 2,000 1,970
2.88%, 05/15/2032 1,725 1,642
3.00%, 05/15/2045 1,140 993
3.00%, 11/15/2045
(r)
2,750 2,393
3.13%, 05/15/2048 3,210 2,865
3.75%, 11/15/2043 1,650 1,630
4.75%, 02/15/2037 1,435 1,636
$ 30,793
U.S. Treasury Bill - 4 .89%
4.32%, 12/28/2023
(s)
75 73
4.35%, 11/30/2023
(s)
4,935 4,788
4.46%, 05/18/2023
(s)
4,665 4,638
$ 9,499
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 112,853
Total Investments $ 216,710
Other Assets and Liabilities -  (11.53)% (22,396)
TOTAL NET ASSETS - 100.00% $ 194,314
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,265 or
0.65% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $27,588 or 14.20% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $183 or 0.09% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,229 or 0.63% of net assets.
(i) Non-income producing security
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,801 or 0.93% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $323 or 0.17% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 40 .72%
Government 22 .17%
Financial 13 .10%
Consumer, Non-cyclical 6 .06%
Asset Backed Securities 5 .38%
Industrial 4 .09%
Energy 3 .61%
Utilities 3 .46%
Communications 3 .23%
Consumer, Cyclical 3 .12%
Technology 2 .87%
Money Market Funds 2 .37%
Basic Materials 1 .35%
Other Assets and Liabilities
( 11 .53 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 2,395 $ 15,603 $ 14,670 $ 3,328
$ 2,395 $ 15,603 $ 14,670 $ 3,328
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 52 $ — $ — $ —
$ 52 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2023 Short 62 $ 7,125 $ (96)
US 2 Year Note; June 2023 Long 9 1,858 20
US 5 Year Note; June 2023 Long 1 109 —
US Long Bond; June 2023 Long 30 3,935 111
Total $ 35
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
March 31,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.37 N/A (1.00)% Quarterly 06/20/2027 $ 7,056 $ 417 $ (118) $ 299
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 7,290 (92) 7 (85)
Total $ 325 $ (111) $ 214
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .36%
International Equity Index Fund
(a)
5,140,858 $ 54,544
MidCap S&P 400 Index Fund
(a)
1,536,502 31,345
SmallCap S&P 600 Index Fund
(a)
1,300,868 31,104
$ 116,993
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .67%
Bond Market Index Account
(a)
39,621,005 373,230
LargeCap S&P 500 Index Account
(a)
13,866,065 271,775
$ 645,005
TOTAL INVESTMENT COMPANIES $ 761,998
Total Investments $ 761,998
Other Assets and Liabilities -  (0.03)% (194)
TOTAL NET ASSETS - 100.00% $ 761,804
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 48 .99%
Domestic Equity Funds 43 .88%
International Equity Funds 7 .16%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 369,391 $ 15,081 $ 22,887 $ 373,230
International Equity Index Fund 52,548 1,559 4,029 54,544
LargeCap S&P 500 Index Account 262,622 3,625 13,747 271,775
MidCap S&P 400 Index Fund 31,886 2,483 4,425 31,345
SmallCap S&P 600 Index Fund 32,665 2,723 5,382 31,104
$ 749,112 $ 25,471 $ 50,470 $ 761,998
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (573) $ — $ 12,218
International Equity Index Fund — 105 — 4,361
LargeCap S&P 500 Index Account — 275 — 19,000
MidCap S&P 400 Index Fund — 236 — 1,165
SmallCap S&P 600 Index Fund — 288 — 810
$ — $ 331 $ — $ 37,554
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .38%
International Equity Index Fund
(a)
960,245 $ 10,188
MidCap S&P 400 Index Fund
(a)
286,989 5,855
SmallCap S&P 600 Index Fund
(a)
242,988 5,810
$ 21,853
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .65%
Bond Market Index Account
(a)
7,402,723 69,733
LargeCap S&P 500 Managed Volatility Index
Account
(a)
3,421,526 50,536
$ 120,269
TOTAL INVESTMENT COMPANIES $ 142,122
Total Investments $ 142,122
Other Assets and Liabilities -  (0.03)% (41)
TOTAL NET ASSETS - 100.00% $ 142,081
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 49 .08%
Domestic Equity Funds 43 .78%
International Equity Funds 7 .17%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 69,757 $ 2,759 $ 4,981 $ 69,733
International Equity Index Fund 9,923 308 886 10,188
LargeCap S&P 500 Managed Volatility Index Account 49,566 709 2,858 50,536
MidCap S&P 400 Index Fund 6,021 472 906 5,855
SmallCap S&P 600 Index Fund 6,168 516 1,086 5,810
$ 141,435 $ 4,764 $ 10,717 $ 142,122
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (205) $ — $ 2,403
International Equity Index Fund — 6 — 837
LargeCap S&P 500 Managed Volatility Index Account — 53 — 3,066
MidCap S&P 400 Index Fund — 50 — 218
SmallCap S&P 600 Index Fund — 54 — 158
$ — $ (42) $ — $ 6,682
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 17 .26%
iShares Core S&P 500 ETF 90,905 $ 37,369
Money Market Funds - 3 .09%
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b)
6,695,661 6,696
Principal Funds, Inc. Class R-6 - 15 .37%
International Equity Index Fund
(a)
1,463,099 15,523
MidCap S&P 400 Index Fund
(a)
437,296 8,921
SmallCap S&P 600 Index Fund
(a)
370,243 8,853
$ 33,297
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .37%
Bond Market Index Account
(a)
11,277,900 106,238
LargeCap S&P 500 Index Account
(a)
1,691,342 33,150
$ 139,388
TOTAL INVESTMENT COMPANIES $ 216,750
Total Investments $ 216,750
Other Assets and Liabilities -  (0.09)% (196)
TOTAL NET ASSETS - 100.00% $ 216,554
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 49 .06%
Domestic Equity Funds 23 .51%
Investment Companies 17 .26%
International Equity Funds 7 .17%
Money Market Funds 3 .09%
Other Assets and Liabilities
( 0 .09 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 102,255 $ 5,866 $ 5,129 $ 106,238
International Equity Index Fund 14,545 741 1,005 15,523
LargeCap S&P 500 Index Account 31,155 1,085 1,394 33,150
MidCap S&P 400 Index Fund 8,823 873 1,159 8,921
Principal Government Money Market Fund - Class R-6 4.72% 21,849 45,051 60,204 6,696
SmallCap S&P 600 Index Fund 9,037 940 1,421 8,853
$ 187,664 $ 54,556 $ 70,312 $ 179,381
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ — $ — $ 3,246
International Equity Index Fund — — — 1,242
LargeCap S&P 500 Index Account — 1 — 2,303
MidCap S&P 400 Index Fund — — — 384
Principal Government Money Market Fund - Class R-6 4.72% 113 — — —
SmallCap S&P 600 Index Fund — (3) — 300
$ 113 $ (2) $ — $ 7,475
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .35%
International Equity Index Fund
(a)
29,854,278 $ 316,754
MidCap S&P 400 Index Fund
(a)
7,807,535 159,274
SmallCap S&P 600 Index Fund
(a)
6,610,247 158,051
$ 634,079
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .68%
Bond Market Index Account
(a)
112,732,073 1,061,936
LargeCap S&P 500 Index Account
(a)
72,468,129 1,420,375
$ 2,482,311
TOTAL INVESTMENT COMPANIES $ 3,116,390
Total Investments $ 3,116,390
Other Assets and Liabilities -  (0.03)% (807)
TOTAL NET ASSETS - 100.00% $ 3,115,583
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 55 .77%
Fixed Income Funds 34 .09%
International Equity Funds 10 .17%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 1,047,547 $ 53,979 $ 72,622 $ 1,061,936
International Equity Index Fund 304,134 6,865 20,022 316,754
LargeCap S&P 500 Index Account 1,368,029 11,068 59,090 1,420,375
MidCap S&P 400 Index Fund 161,537 11,372 20,642 159,274
SmallCap S&P 600 Index Fund 165,508 12,601 25,522 158,051
$ 3,046,755 $ 95,885 $ 197,898 $ 3,116,390
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (558) $ — $ 33,590
International Equity Index Fund — (44) — 25,821
LargeCap S&P 500 Index Account — 957 — 99,411
MidCap S&P 400 Index Fund — 1,092 — 5,915
SmallCap S&P 600 Index Fund — 1,361 — 4,103
$ — $ 2,808 $ — $ 168,840
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .40%
International Equity Index Fund
(a)
2,870,013 $ 30,451
MidCap S&P 400 Index Fund
(a)
750,561 15,311
SmallCap S&P 600 Index Fund
(a)
635,464 15,194
$ 60,956
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .63%
Bond Market Index Account
(a)
10,837,863 102,093
LargeCap S&P 500 Managed Volatility Index
Account
(a)
9,202,898 135,927
$ 238,020
TOTAL INVESTMENT COMPANIES $ 298,976
Total Investments $ 298,976
Other Assets and Liabilities -  (0.03)% (82)
TOTAL NET ASSETS - 100.00% $ 298,894
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 55 .68%
Fixed Income Funds 34 .16%
International Equity Funds 10 .19%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 100,780 $ 5,215 $ 7,076 $ 102,093
International Equity Index Fund 29,261 758 2,050 30,451
LargeCap S&P 500 Managed Volatility Index Account 131,541 1,866 5,808 135,927
MidCap S&P 400 Index Fund 15,544 1,147 2,060 15,311
SmallCap S&P 600 Index Fund 15,926 1,264 2,527 15,194
$ 293,052 $ 10,250 $ 19,521 $ 298,976
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (178) $ — $ 3,352
International Equity Index Fund — 4 — 2,478
LargeCap S&P 500 Managed Volatility Index Account — 75 — 8,253
MidCap S&P 400 Index Fund — 111 — 569
SmallCap S&P 600 Index Fund — 112 — 419
$ — $ 124 $ — $ 15,071
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .10 % Shares Held Value (000's)
Exchange-Traded Funds - 16 .22%
iShares Core S&P 500 ETF 500,435 $ 205,719
Money Market Funds - 3 .97%
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b)
50,355,591 50,356
Principal Funds, Inc. Class R-6 - 20 .39%
International Equity Index Fund
(a)
12,173,022 129,156
MidCap S&P 400 Index Fund
(a)
3,183,527 64,944
SmallCap S&P 600 Index Fund
(a)
2,695,336 64,445
$ 258,545
Principal Variable Contracts Funds, Inc.  Class 1 - 59 .52%
Bond Market Index Account
(a)
45,968,735 433,025
LargeCap S&P 500 Index Account
(a)
16,416,459 321,763
$ 754,788
TOTAL INVESTMENT COMPANIES $ 1,269,408
Total Investments $ 1,269,408
Other Assets and Liabilities -  (0.10)% (1,232)
TOTAL NET ASSETS - 100.00% $ 1,268,176
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 35 .57%
Fixed Income Funds 34 .15%
Investment Companies 16 .22%
International Equity Funds 10 .19%
Money Market Funds 3 .97%
Other Assets and Liabilities
( 0 .10 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 411,838 $ 27,797 $ 19,783 $ 433,025
International Equity Index Fund 119,559 5,201 5,854 129,156
LargeCap S&P 500 Index Account 298,782 8,090 7,365 321,763
MidCap S&P 400 Index Fund 63,475 5,897 7,156 64,944
Principal Government Money Market Fund - Class R-6 4.72% 164,296 290,933 404,873 50,356
SmallCap S&P 600 Index Fund 65,024 6,396 9,061 64,445
$ 1,122,974 $ 344,314 $ 454,092 $ 1,063,689
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (89) $ — $ 13,262
International Equity Index Fund — (4) — 10,254
LargeCap S&P 500 Index Account — (3) — 22,259
MidCap S&P 400 Index Fund — (8) — 2,736
Principal Government Money Market Fund - Class R-6 4.72% 888 — — —
SmallCap S&P 600 Index Fund — (27) — 2,113
$ 888 $ (131) $ — $ 50,624
Amounts in thousands.

Schedule of Investments
Diversified Income Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .30%
International Equity Index Fund
(a)
994,087 $ 10,547
MidCap S&P 400 Index Fund
(a)
389,950 7,955
SmallCap S&P 600 Index Fund
(a)
330,151 7,894
$ 26,396
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .73%
Bond Market Index Account
(a)
17,434,075 164,229
LargeCap S&P 500 Index Account
(a)
3,351,797 65,695
$ 229,924
TOTAL INVESTMENT COMPANIES $ 256,320
Total Investments $ 256,320
Other Assets and Liabilities -  (0.03)% (71)
TOTAL NET ASSETS - 100.00% $ 256,249
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 64 .09%
Domestic Equity Funds 31 .82%
International Equity Funds 4 .12%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 163,738 $ 5,439 $ 10,074 $ 164,229
International Equity Index Fund 10,237 417 979 10,547
LargeCap S&P 500 Index Account 63,955 1,607 4,543 65,695
MidCap S&P 400 Index Fund 8,149 711 1,268 7,955
SmallCap S&P 600 Index Fund 8,346 772 1,513 7,894
$ 254,425 $ 8,946 $ 18,377 $ 256,320
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (120) $ — $ 5,246
International Equity Index Fund — 47 — 825
LargeCap S&P 500 Index Account — 84 — 4,592
MidCap S&P 400 Index Fund — 68 — 295
SmallCap S&P 600 Index Fund — 82 — 207
$ — $ 161 $ — $ 11,165
Amounts in thousands.

Schedule of Investments
Diversified International Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .15 % Shares Held Value (000's)
Money Market Funds - 6 .15%
BlackRock Liquidity FedFund - Institutional
Class 4.72%
(a),(b)
3,432,994 $ 3,433
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b),(c)
11,809,450 11,809
$ 15,242
TOTAL INVESTMENT COMPANIES $ 15,242
COMMON STOCKS - 97 .82 % Shares Held Value (000's)
Aerospace & Defense - 0 .62%
BAE Systems PLC 127,964 $ 1,548
Apparel - 3 .03%
Burberry Group PLC 31,628 1,013
Gildan Activewear Inc 50,300 1,671
LVMH Moet Hennessy Louis Vuitton SE 5,247 4,816
$ 7,500
Automobile Manufacturers - 1 .70%
Bayerische Motoren Werke AG 19,894 2,180
Ferrari NV 4,726 1,281
Kia Corp 12,195 761
$ 4,222
Automobile Parts & Equipment - 0 .51%
Bridgestone Corp 31,200 1,267
Banks - 10 .85%
AIB Group PLC 169,276 685
Bank Leumi Le-Israel BM 140,462 1,063
Bank Negara Indonesia Persero Tbk PT 2,179,300 1,364
Bank of Ireland Group PLC 145,717 1,474
Bank Rakyat Indonesia Persero Tbk PT 8,019,808 2,541
Credicorp Ltd 5,746 761
DBS Group Holdings Ltd 101,000 2,511
FinecoBank Banca Fineco SpA 50,395 772
Grupo Financiero Banorte SAB de CV 174,759 1,471
HDFC Bank Ltd ADR 13,020 868
HSBC Holdings PLC 270,927 1,841
ICICI Bank Ltd ADR 148,865 3,213
Kasikornbank PCL 192,300 746
Kotak Mahindra Bank Ltd 69,799 1,475
Lloyds Banking Group PLC 3,233,131 1,901
Nordea Bank Abp 191,304 2,043
PT Bank Central Asia Tbk 1,835,800 1,074
United Overseas Bank Ltd 48,000 1,077
$ 26,880
Beverages - 1 .70%
Diageo PLC 40,116 1,790
Kweichow Moutai Co Ltd 4,799 1,268
Remy Cointreau SA 4,852 883
Varun Beverages Ltd 16,305 276
$ 4,217
Biotechnology - 0 .45%
Genmab A/S
(d)
2,935 1,109
Building Materials - 1 .62%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
276,300 1,344
Cemex SAB de CV ADR
(d)
56,572 313
CRH PLC 46,835 2,366
$ 4,023
Chemicals - 2 .23%
Air Liquide SA 8,453 1,415
K+S AG 30,210 643
Nutrien Ltd 24,600 1,817
Shin-Etsu Chemical Co Ltd
(e)
50,500 1,639
$ 5,514
Commercial Services - 0 .93%
Localiza Rent a Car SA 123,677 1,299
Localiza Rent a Car SA - Rights
(d)
553 1
TOPPAN INC 50,000 1,008
$ 2,308
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .45%
Capgemini SE 13,160 $ 2,445
Infosys Ltd 94,831 1,658
Teleperformance 4,366 1,055
WNS Holdings Ltd ADR
(d)
9,892 922
$ 6,080
Cosmetics & Personal Care - 2 .86%
L'Oreal SA 7,598 3,395
Unilever PLC 71,178 3,689
$ 7,084
Distribution & Wholesale - 1 .24%
ITOCHU Corp
(e)
42,100 1,371
Rexel SA 42,966 1,022
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
261,334 687
$ 3,080
Diversified Financial Services - 2 .04%
Bajaj Finance Ltd 12,208 838
Banco BTG Pactual S.A 188,600 729
Brookfield Asset Management Ltd 20,267 664
Deutsche Boerse AG 7,043 1,371
London Stock Exchange Group PLC 14,850 1,443
$ 5,045
Electric - 1 .56%
Iberdrola SA 209,618 2,612
SSE PLC 56,479 1,260
$ 3,872
Electronics - 1 .74%
Halma PLC 25,690 709
Hoya Corp 17,496 1,934
RS GROUP PLC 66,943 757
Shimadzu Corp 29,000 910
$ 4,310
Engineering & Construction - 0 .81%
Vinci SA 17,521 2,009
Food - 3 .16%
Danone SA 22,708 1,413
Dino Polska SA
(d),(f)
6,849 622
Nestle SA 34,275 4,179
Seven & i Holdings Co Ltd 35,900 1,622
$ 7,836
Food Service - 0 .58%
Compass Group PLC 57,224 1,438
Healthcare - Products - 0 .66%
Alcon Inc 15,587 1,106
Sartorius Stedim Biotech 1,759 540
$ 1,646
Healthcare - Services - 1 .00%
ICON PLC
(d)
5,810 1,241
Lonza Group AG 2,063 1,242
$ 2,483
Home Builders - 0 .62%
Taylor Wimpey PLC 1,042,763 1,534
Home Furnishings - 0 .81%
Haier Smart Home Co Ltd 415,800 1,302
Howden Joinery Group PLC 81,240 701
$ 2,003
Insurance - 5 .43%
AIA Group Ltd 298,400 3,130
ASR Nederland NV 14,556 579
AXA SA 65,443 1,997
Fairfax Financial Holdings Ltd 2,900 1,929
MS&AD Insurance Group Holdings Inc
(e)
38,700 1,199
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
6,925 2,421
Prudential PLC 95,907 1,313
Tryg A/S 40,075 876
$ 13,444

Schedule of Investments
Diversified International Account
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 0 .52%
PDD Holdings Inc ADR
(d)
16,889 $ 1,282
Investment Companies - 0 .25%
EXOR NV
(d)
7,460 615
Iron & Steel - 0 .58%
Nippon Steel Corp
(e)
61,300 1,446
Leisure Products & Services - 0 .98%
Shimano Inc 9,600 1,665
Yamaha Motor Co Ltd 29,500 772
$ 2,437
Machinery - Construction & Mining - 2 .03%
Mitsubishi Electric Corp 163,200 1,951
Mitsubishi Heavy Industries Ltd
(e)
48,700 1,794
Weir Group PLC/The 55,890 1,282
$ 5,027
Machinery - Diversified - 2 .84%
Atlas Copco AB - A Shares 206,207 2,612
Keyence Corp 5,100 2,500
NARI Technology Co Ltd 202,078 797
THK Co Ltd 48,600 1,126
$ 7,035
Metal Fabrication & Hardware - 0 .41%
APL Apollo Tubes Ltd 69,331 1,020
Mining - 2 .18%
BHP Group Ltd 88,475 2,797
Franco-Nevada Corp 17,087 2,491
Sandfire Resources Ltd
(d)
24,643 105
$ 5,393
Miscellaneous Manufacturers - 0 .95%
Siemens AG 14,607 2,366
Oil & Gas - 4 .57%
BP PLC 435,889 2,755
Noble Corp PLC
(d)
17,880 706
Reliance Industries Ltd 43,398 1,234
Shell PLC 130,917 3,731
Suncor Energy Inc 47,100 1,462
Tourmaline Oil Corp 34,300 1,429
$ 11,317
Oil & Gas Services - 0 .91%
Schlumberger NV 45,724 2,245
Pharmaceuticals - 7 .30%
AstraZeneca PLC 33,846 4,690
Merck KGaA 5,349 997
Novo Nordisk A/S 37,648 5,979
Roche Holding AG 10,363 2,961
Sanofi 31,986 3,470
$ 18,097
Private Equity - 2 .67%
3i Group PLC 193,707 4,038
Brookfield Corp 78,869 2,569
$ 6,607
Real Estate - 0 .39%
Mitsubishi Estate Co Ltd 81,200 966
REITs - 0 .30%
CapitaLand Integrated Commercial Trust 492,000 734
Retail - 6 .40%
ABC-Mart Inc 9,400 520
Alimentation Couche-Tard Inc 65,246 3,281
Arezzo Industria e Comercio SA 29,200 367
Bosideng International Holdings Ltd 1,070,000 597
Dollarama Inc 17,900 1,070
JD Sports Fashion PLC 949,942 2,092
Li Ning Co Ltd 116,000 912
MatsukiyoCocokara & Co 21,800 1,155
Swatch Group AG/The - BR 2,602 896
Wal-Mart de Mexico SAB de CV 671,522 2,683
Yum China Holdings Inc 35,922 2,277
$ 15,850
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 10 .32%
Advantest Corp
(e)
12,600 $ 1,168
ASM International NV 2,793 1,134
ASML Holding NV 8,169 5,567
Infineon Technologies AG 35,505 1,458
Renesas Electronics Corp
(d)
158,800 2,299
Samsung Electronics Co Ltd 106,696 5,276
SK Hynix Inc 20,271 1,387
Socionext Inc 11,800 871
Taiwan Semiconductor Manufacturing Co Ltd 365,140 6,399
$ 25,559
Software - 1 .07%
Dassault Systemes SE 28,851 1,190
Nexon Co Ltd 37,800 903
TIS Inc 21,000 555
$ 2,648
Telecommunications - 1 .55%
Nice Ltd ADR
(d)
6,242 1,429
Nippon Telegraph & Telephone Corp
(e)
81,000 2,420
$ 3,849
Toys, Games & Hobbies - 0 .99%
Nintendo Co Ltd 63,000 2,447
Transportation - 2 .01%
Canadian National Railway Co 20,728 2,446
Canadian Pacific Railway Ltd 32,800 2,526
$ 4,972
TOTAL COMMON STOCKS $ 242,364
Total Investments $ 257,606
Other Assets and Liabilities -  (3.97)% (9,829)
TOTAL NET ASSETS - 100.00% $ 247,777
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,983 or 4.43% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,200 or 3.71% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $622 or 0.25% of net assets.

Schedule of Investments
Diversified International Account
March 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
United Kingdom 15 .95%
Japan 14 .33%
France 10 .35%
Canada 9 .45%
United States 7 .34%
India 4 .65%
Germany 4 .61%
Switzerland 4 .19%
China 3 .71%
Denmark 3 .21%
Netherlands 3 .19%
Korea, Republic Of 3 .00%
Taiwan 2 .58%
Ireland 2 .33%
Indonesia 2 .01%
Mexico 1 .80%
Singapore 1 .74%
Hong Kong 1 .50%
Brazil 1 .25%
Australia 1 .17%
Spain 1 .05%
Sweden 1 .05%
Israel 1 .01%
Finland 0 .82%
Italy 0 .82%
Peru 0 .31%
Thailand 0 .30%
Poland 0 .25%
Other Assets and Liabilities
( 3 .97 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 637 $ 28,221 $ 17,049 $ 11,809
$ 637 $ 28,221 $ 17,049 $ 11,809
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 14 $ — $ — $ —
$ 14 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .86 % Shares Held Value (000's)
Money Market Funds - 1 .86%
BlackRock Liquidity FedFund - Institutional
Class 4.72%
(a),(b)
3 $ —
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(c)
12,332,077 12,332
$ 12,332
TOTAL INVESTMENT COMPANIES $ 12,332
COMMON STOCKS - 97 .72 % Shares Held Value (000's)
Advertising - 0 .57%
Omnicom Group Inc 40,170 $ 3,790
Apparel - 0 .68%
NIKE Inc 36,864 4,521
Automobile Manufacturers - 3 .33%
Cummins Inc 23,923 5,715
PACCAR Inc 223,539 16,363
$ 22,078
Automobile Parts & Equipment - 2 .29%
Magna International Inc 283,254 15,174
Banks - 9 .11%
Bank of America Corp 391,990 11,211
JPMorgan Chase & Co 139,642 18,197
Morgan Stanley 214,103 18,798
PNC Financial Services Group Inc/The 95,747 12,169
$ 60,375
Beverages - 1 .75%
Coca-Cola Co/The 186,726 11,583
Biotechnology - 1 .90%
Corteva Inc 208,818 12,594
Building Materials - 1 .53%
Trane Technologies PLC 55,210 10,158
Chemicals - 2 .53%
Air Products and Chemicals Inc 41,146 11,817
PPG Industries Inc 37,024 4,946
$ 16,763
Computers - 1 .83%
Apple Inc 73,341 12,094
Diversified Financial Services - 3 .87%
BlackRock Inc 22,796 15,253
Discover Financial Services 104,775 10,356
$ 25,609
Electric - 5 .52%
Eversource Energy 21,898 1,714
NextEra Energy Inc 175,111 13,497
Sempra Energy 26,603 4,021
WEC Energy Group Inc 96,609 9,158
Xcel Energy Inc 121,593 8,200
$ 36,590
Electronics - 0 .10%
TE Connectivity Ltd 5,101 669
Food - 2 .38%
Hormel Foods Corp 313,881 12,518
Tyson Foods Inc 55,265 3,278
$ 15,796
Healthcare - Products - 5 .02%
Abbott Laboratories 126,720 12,832
Medtronic PLC 144,936 11,685
STERIS PLC 45,758 8,752
$ 33,269
Healthcare - Services - 0 .94%
UnitedHealth Group Inc 13,102 6,192
Home Builders - 1 .59%
DR Horton Inc 107,729 10,524
Insurance - 3 .36%
Chubb Ltd 64,945 12,611
Fidelity National Financial Inc 276,193 9,647
$ 22,258
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .30%
Deere & Co 36,884 $ 15,229
Media - 3 .21%
Cable One Inc 5,470 3,840
Comcast Corp - Class A 460,298 17,450
$ 21,290
Miscellaneous Manufacturers - 2 .54%
Parker-Hannifin Corp 49,997 16,804
Oil & Gas - 6 .16%
Chevron Corp 63,468 10,355
EOG Resources Inc 108,149 12,397
Marathon Petroleum Corp 133,914 18,056
$ 40,808
Pharmaceuticals - 10 .38%
Becton Dickinson & Co 59,930 14,835
Eli Lilly & Co 1,967 675
Merck & Co Inc 165,604 17,619
Novartis AG ADR 160,813 14,795
Pfizer Inc 207,598 8,470
Roche Holding AG ADR 344,668 12,360
$ 68,754
Pipelines - 2 .10%
Enterprise Products Partners LP 536,622 13,899
Private Equity - 2 .13%
KKR & Co Inc 269,130 14,135
REITs - 4 .00%
Alexandria Real Estate Equities Inc 79,783 10,020
Digital Realty Trust Inc 95,990 9,437
Realty Income Corp 111,635 7,068
$ 26,525
Retail - 3 .80%
Costco Wholesale Corp 26,199 13,017
Starbucks Corp 75,680 7,881
Target Corp 26,029 4,311
$ 25,209
Semiconductors - 3 .81%
Microchip Technology Inc 172,409 14,444
Taiwan Semiconductor Manufacturing Co Ltd
ADR
116,454 10,833
$ 25,277
Software - 3 .65%
Fidelity National Information Services Inc 81,750 4,442
Microsoft Corp 35,610 10,266
SAP SE ADR 75,140 9,509
$ 24,217
Telecommunications - 4 .13%
BCE Inc 349,037 15,633
Verizon Communications Inc 302,434 11,762
$ 27,395
Transportation - 1 .21%
Expeditors International of Washington Inc 66,658 7,340
Union Pacific Corp 3,273 659
$ 7,999
TOTAL COMMON STOCKS $ 647,578
Total Investments $ 659,910
Other Assets and Liabilities -  0.42% 2,802
TOTAL NET ASSETS - 100.00% $ 662,712
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Equity Income Account
March 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Financial 22 .47%
Consumer, Non-cyclical 22 .37%
Consumer, Cyclical 11 .69%
Technology 9 .29%
Energy 8 .26%
Communications 7 .91%
Industrial 7 .68%
Utilities 5 .52%
Basic Materials 2 .53%
Money Market Funds 1 .86%
Other Assets and Liabilities
0 .42%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 18,363 $ 54,481 $ 60,512 $ 12,332
$ 18,363 $ 54,481 $ 60,512 $ 12,332
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 138 $ — $ — $ —
$ 138 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .01 % Shares Held Value (000's)
Money Market Funds - 2 .01%
BlackRock Liquidity FedFund - Institutional
Class 4.72%
(a),(b)
1,160,677 $ 1,160
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(c)
226,539 227
$ 1,387
TOTAL INVESTMENT COMPANIES $ 1,387
COMMON STOCKS - 97 .36 % Shares Held Value (000's)
Aerospace & Defense - 0 .58%
LIG Nex1 Co Ltd 7,176 $ 399
Agriculture - 0 .36%
Muyuan Foods Co Ltd 35,000 249
Airlines - 0 .41%
Air Arabia PJSC 484,117 280
Apparel - 0 .81%
Fila Holdings Corp 9,192 258
Youngone Corp 8,526 300
$ 558
Automobile Manufacturers - 2 .82%
BYD Co Ltd 21,000 618
Geely Automobile Holdings Ltd 131,000 169
Kia Corp 11,066 690
Yadea Group Holdings Ltd
(d)
182,000 469
$ 1,946
Automobile Parts & Equipment - 0 .86%
Fuyao Glass Industry Group Co Ltd
(d)
54,400 237
Weichai Power Co Ltd 221,000 355
$ 592
Banks - 8 .34%
Bank of Jiangsu Co Ltd 203,190 208
Bank Rakyat Indonesia Persero Tbk PT 2,221,076 704
Grupo Financiero Banorte SAB de CV 78,500 661
HDFC Bank Ltd 30,088 592
Hong Leong Bank Bhd 47,200 216
ICICI Bank Ltd 106,130 1,134
Kasikornbank PCL 90,900 353
Kotak Mahindra Bank Ltd 14,474 306
PT Bank Central Asia Tbk 1,170,700 685
Saudi National Bank/The 57,609 705
Vietnam Technological & Commercial Joint Stock
Bank
(e)
142,800 186
$ 5,750
Beverages - 3 .07%
Arca Continental SAB de CV 60,400 548
China Resources Beer Holdings Co Ltd 70,000 562
Kweichow Moutai Co Ltd 1,600 423
Tsingtao Brewery Co Ltd 44,000 481
Varun Beverages Ltd 6,041 102
$ 2,116
Building Materials - 2 .10%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
58,471 284
Cemex SAB de CV
(e)
599,114 330
China Lesso Group Holdings Ltd 168,000 150
China National Building Material Co Ltd 258,000 212
Voltas Ltd 35,033 350
Xinyi Glass Holdings Ltd 70,000 125
$ 1,451
Chemicals - 0 .92%
Ganfeng Lithium Group Co Ltd
(d)
33,040 206
Petronas Chemicals Group Bhd 119,900 193
Supreme Industries Ltd 7,611 233
$ 632
Coal - 0 .44%
Exxaro Resources Ltd 29,161 305
Commercial Services - 2 .76%
Bidvest Group Ltd/The
(f)
27,466 389
Humansoft Holding Co KSC 23,485 298
Jiangsu Expressway Co Ltd 258,000 240
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Localiza Rent a Car SA 25,701 $ 270
Localiza Rent a Car SA - Rights
(e)
114 —
MegaStudyEdu Co Ltd 5,829 263
Network International Holdings PLC
(d),(e)
57,646 176
Santos Brasil Participacoes SA 168,410 270
$ 1,906
Computers - 1 .94%
CI&T Inc
(e)
11,295 62
Globant SA
(e)
1,321 217
Infosys Ltd 42,872 750
WNS Holdings Ltd ADR
(e)
3,299 307
$ 1,336
Distribution & Wholesale - 0 .85%
AKR Corporindo Tbk PT 2,927,000 303
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
108,660 286
$ 589
Diversified Financial Services - 4 .24%
Bajaj Finance Ltd 4,845 332
Banco BTG Pactual S.A 77,512 300
BOC Aviation Ltd
(d)
34,800 270
CreditAccess Grameen Ltd
(e)
25,580 286
Fubon Financial Holding Co Ltd 345,361 643
Hong Kong Exchanges & Clearing Ltd 5,700 252
Intercorp Financial Services Inc 7,236 165
KB Financial Group Inc 18,450 674
$ 2,922
Electric - 0 .37%
China Longyuan Power Group Corp Ltd 222,000 253
Electrical Components & Equipment - 0 .98%
Delta Electronics Inc 53,000 526
Frencken Group Ltd 175,300 150
$ 676
Electronics - 1 .18%
HEG Ltd 16,973 191
Lotes Co Ltd 9,233 279
Voltronic Power Technology Corp 6,000 341
$ 811
Energy - Alternate Sources - 0 .27%
Sao Martinho S/A 34,582 185
Engineering & Construction - 0 .60%
Samsung Engineering Co Ltd
(e)
17,055 417
Food - 2 .51%
Bid Corp Ltd
(f)
17,925 401
Dino Polska SA
(d),(e)
5,350 486
LT Foods Ltd 186,661 220
Nestle India Ltd 1,079 259
Want Want China Holdings Ltd 565,000 364
$ 1,730
Gas - 0 .46%
ENN Natural Gas Co Ltd 103,593 314
Healthcare - Products - 0 .52%
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
7,900 358
Healthcare - Services - 1 .29%
Bangkok Dusit Medical Services PCL 452,300 391
Hygeia Healthcare Holdings Co Ltd
(d)
38,600 275
WuXi AppTec Co Ltd
(d)
21,500 225
$ 891
Home Furnishings - 0 .64%
Haier Smart Home Co Ltd 141,800 444
Insurance - 3 .06%
AIA Group Ltd 59,600 625
ICICI Lombard General Insurance Co Ltd
(d)
16,850 220
ICICI Prudential Life Insurance Co Ltd
(d)
35,601 189
PICC Property & Casualty Co Ltd 576,000 587

Schedule of Investments
Global Emerging Markets Account
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Qualitas Controladora SAB de CV
(f)
76,400 $ 488
$ 2,109
Internet - 15 .21%
Alibaba Group Holding Ltd
(e)
174,892 2,215
Baidu Inc
(e)
43,750 824
IndiaMart InterMesh Ltd
(d)
3,996 245
JD.com Inc 10,157 222
Meituan
(d),(e)
60,720 1,102
My EG Services Bhd 947,900 165
Naspers Ltd 4,177 774
PDD Holdings Inc ADR
(e)
9,025 685
Tencent Holdings Ltd 78,300 3,826
Trip.com Group Ltd ADR
(e)
11,377 428
$ 10,486
Investment Companies - 0 .30%
VEF AB
(e),(f)
687,023 126
Yangzijiang Financial Holding Ltd
(e)
293,200 83
$ 209
Iron & Steel - 2 .16%
Gerdau SA ADR 71,866 354
Hunan Valin Steel Co Ltd 268,996 218
Severstal PAO
(e)
9,865 —
Vale SA 58,000 917
$ 1,489
Leisure Products & Services - 0 .47%
Eicher Motors Ltd 8,951 322
Lodging - 0 .44%
Galaxy Entertainment Group Ltd
(e)
45,000 301
Machinery - Diversified - 1 .12%
NARI Technology Co Ltd 94,192 371
WEG SA 50,700 405
$ 776
Metal Fabrication & Hardware - 0 .44%
APL Apollo Tubes Ltd 20,651 304
Mining - 1 .84%
Anglo American PLC 16,432 547
Polyus PJSC
(e)
108 —
Shandong Gold Mining Co Ltd
(d)
176,250 358
Sibanye Stillwater Ltd
(f)
174,808 361
$ 1,266
Miscellaneous Manufacturers - 0 .23%
Elite Material Co Ltd 27,000 162
Oil & Gas - 5 .36%
Indian Oil Corp Ltd 466,806 443
Petro Rio SA
(e)
49,200 303
Reliance Industries Ltd 59,501 1,692
Saudi Arabian Oil Co
(d)
83,249 718
S-Oil Corp 5,063 312
Thai Oil PCL 146,900 226
$ 3,694
Pharmaceuticals - 1 .11%
Caplin Point Laboratories Ltd 18,857 137
Grand Pharmaceutical Group Ltd 326,000 187
Hansoh Pharmaceutical Group Co Ltd
(d)
142,000 246
Richter Gedeon Nyrt 9,417 197
$ 767
Real Estate - 1 .27%
China Overseas Land & Investment Ltd 119,000 287
China Resources Land Ltd 70,000 319
Multiplan Empreendimentos Imobiliarios SA 55,500 269
$ 875
Retail - 4 .12%
Arezzo Industria e Comercio SA 11,600 146
El Puerto de Liverpool SAB de CV 36,411 228
Jumbo SA 20,648 438
Mitra Adiperkasa Tbk PT
(e)
3,033,500 306
Wal-Mart de Mexico SAB de CV 196,900 787
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yifeng Pharmacy Chain Co Ltd 41,492 $ 350
Yum China Holdings Inc 9,350 585
$ 2,840
Semiconductors - 16 .51%
ASML Holding NV - NY Reg Shares 717 488
Hana Materials Inc 4,593 151
MediaTek Inc 24,000 622
Novatek Microelectronics Corp 16,400 233
Parade Technologies Ltd 6,000 208
Samsung Electronics Co Ltd 76,215 3,769
SK Hynix Inc 9,327 638
Taiwan Semiconductor Manufacturing Co Ltd 301,164 5,278
$ 11,387
Shipbuilding - 0 .38%
Yangzijiang Shipbuilding Holdings Ltd 293,200 265
Software - 1 .01%
AGMO HOLDINGS BHD
(e)
8,903 1
NetEase Inc 39,600 699
$ 700
Telecommunications - 2 .05%
Accton Technology Corp 32,000 336
America Movil SAB de CV ADR
(e)
25,692 541
Millicom International Cellular SA
(e)
11,414 216
ZTE Corp 109,400 321
$ 1,414
Textiles - 0 .44%
SLC Agricola SA 33,880 305
Transportation - 0 .52%
Container Corp Of India Ltd 17,839 126
MISC Bhd 141,000 231
$ 357
TOTAL COMMON STOCKS $ 67,138
PREFERRED STOCKS - 0 .70 % Shares Held Value (000's)
Automobile Manufacturers - 0 .68%
Hyundai Motor Co 7,100.00% 6,403 $ 473
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 0.33% 6,701 13
TOTAL PREFERRED STOCKS $ 486
Total Investments $ 69,011
Other Assets and Liabilities -  (0.07)% (51)
TOTAL NET ASSETS - 100.00% $ 68,960
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,160 or
1.68% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,422 or 7.86% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,100 or 1.60% of net assets.

Schedule of Investments
Global Emerging Markets Account
March 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
China 28 .00%
India 12 .71%
Taiwan 12 .22%
Korea, Republic Of 12 .09%
Brazil 5 .89%
Mexico 5 .19%
Hong Kong 4 .64%
South Africa 3 .23%
Indonesia 2 .89%
Saudi Arabia 2 .06%
United States 2 .01%
Thailand 1 .41%
Malaysia 1 .39%
United Kingdom 0 .79%
Netherlands 0 .71%
Poland 0 .70%
United Arab Emirates 0 .67%
Greece 0 .64%
Singapore 0 .51%
Kuwait 0 .43%
Uruguay 0 .31%
Luxembourg 0 .31%
Cayman Islands 0 .30%
Hungary 0 .28%
Vietnam 0 .27%
Peru 0 .24%
Sweden 0 .18%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 2,443 $ 3,115 $ 5,331 $ 227
$ 2,443 $ 3,115 $ 5,331 $ 227
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 18 $ — $ — $ —
$ 18 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .12 % Shares Held Value (000's)
Money Market Funds - 3 .12%
BlackRock Liquidity FedFund - Institutional
Class 4.72%
(a),(b)
24 $ —
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(c)
3,935,629 3,936
$ 3,936
TOTAL INVESTMENT COMPANIES $ 3,936
BONDS - 11 .47%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 3 .19%
AmeriCredit Automobile Receivables Trust
2022-2
5.71%, 12/18/2025 $ 714 $ 715
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 600 602
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 240 238
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 47 46
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 489 484
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 183 183
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 335 333
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 289 287
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 196 196
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 930 930
$ 4,014
Commercial Mortgage Backed Securities - 0 .13%
Ginnie Mae
0.06%, 02/16/2055
(d),(e)
9,508 9
0.42%, 04/16/2047
(d),(e)
4,919 47
0.44%, 11/16/2052
(d),(e)
3,386 31
0.58%, 03/16/2060
(d),(e)
1,811 75
$ 162
Mortgage Backed Securities - 6 .28%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(e),(f)
103 92
Fannie Mae Grantor Trust 2005-T1
5.20%, 05/25/2035 111 107
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
601 86
Fannie Mae REMICS
0.00%, 06/25/2045
(d),(g)
1,303 46
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
1.20%, 09/25/2049
(d)
1,029 125
(1.00) x 1 Month USD LIBOR + 6.05%
3.00%, 10/25/2040
(d)
322 12
3.00%, 04/25/2042 123 119
3.00%, 05/25/2048 83 75
3.00%, 01/25/2051
(d)
1,937 304
4.50%, 04/25/2045
(d)
1,173 253
7.00%, 04/25/2032 53 56
Freddie Mac REMICS
0.00%, 05/15/2038
(d),(g)
1,206 47
1.00 x 12 Month Treasury Average Index
+ 0.00%
1.20%, 11/25/2049
(d)
1,159 136
(1.00) x 1 Month USD LIBOR + 6.05%
1.50%, 04/15/2028 306 288
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS   (continued)
3.00%, 11/15/2035 $ 263 $ 261
3.00%, 10/15/2041 6 6
3.00%, 04/15/2046 109 101
Ginnie Mae
1.34%, 06/20/2046
(d)
322 39
(1.00) x 1 Month USD LIBOR + 6.10%
1.38%, 12/20/2043
(d)
736 80
(1.00) x 1 Month USD LIBOR + 6.14%
1.44%, 10/20/2045
(d)
861 104
(1.00) x 1 Month USD LIBOR + 6.20%
1.44%, 11/20/2047
(d)
621 75
(1.00) x 1 Month USD LIBOR + 6.20%
1.54%, 08/20/2050
(d)
2,290 311
(1.00) x 1 Month USD LIBOR + 6.30%
1.54%, 07/20/2051
(d)
1,522 206
(1.00) x 1 Month USD LIBOR + 6.30%
1.54%, 08/20/2051
(d)
1,756 235
(1.00) x 1 Month USD LIBOR + 6.30%
3.00%, 07/20/2050
(d)
1,224 175
3.00%, 09/20/2050
(d)
2,231 332
3.00%, 10/20/2050
(d)
1,615 244
3.00%, 11/20/2050
(d)
1,980 291
3.00%, 11/20/2050
(d)
3,296 487
3.00%, 12/20/2050
(d)
1,264 193
3.50%, 10/20/2049
(d)
1,885 307
4.00%, 02/20/2044
(d)
788 54
4.00%, 04/20/2044
(d)
522 40
4.00%, 01/20/2046
(d)
338 21
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(e),(f)
124 112
JP Morgan Mortgage Trust 2017-3
3.75%, 08/25/2047
(e),(f)
494 439
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(e),(f)
907 859
New Residential Mortgage Loan Trust 2015-2
5.38%, 08/25/2055
(e),(f)
762 717
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(e)
132 124
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(e),(f)
401 358
$ 7,917
Other Asset Backed Securities - 1 .87%
Chase Funding Trust Series 2004-1
5.31%, 12/25/2033 72 67
1.00 x 1 Month USD LIBOR + 0.46%
DLLST 2022-1 LLC
2.79%, 01/22/2024
(f)
641 637
HPEFS Equipment Trust
1.02%, 05/21/2029
(f)
500 494
Hpefs Equipment Trust 2022-2
3.15%, 09/20/2029
(f)
1,175 1,160
$ 2,358
TOTAL BONDS $ 14,451
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 97 .27%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 6 .52%
2.00%, 10/01/2031 $ 273 $ 252
3.00%, 02/01/2027 63 62
3.00%, 01/01/2031 209 200
3.00%, 01/01/2033 401 384
3.00%, 03/01/2037 154 144
3.00%, 08/01/2042 268 248
3.00%, 10/01/2042 247 228
3.00%, 10/01/2042 477 441
3.00%, 05/01/2043 365 337
3.00%, 10/01/2046 427 393

Schedule of Investments
Government & High Quality Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 02/01/2032 $ 412 $ 406
3.50%, 04/01/2042 611 584
3.50%, 05/01/2042 296 283
3.50%, 07/01/2042 938 898
3.50%, 02/01/2044 335 318
4.00%, 07/01/2042 442 440
4.00%, 01/01/2043 406 398
4.00%, 06/01/2043 403 396
4.00%, 10/01/2045 550 543
4.23%, 09/01/2032 6 6
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
4.50%, 11/01/2043 436 438
5.00%, 10/01/2025 25 25
5.00%, 02/01/2033 53 54
5.00%, 06/01/2033 94 94
5.00%, 01/01/2034 195 199
5.00%, 07/01/2035 42 44
5.00%, 07/01/2035 4 4
5.00%, 07/01/2035 9 10
5.00%, 10/01/2035 16 16
5.50%, 03/01/2033 45 46
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 11 11
6.00%, 05/01/2031 5 6
6.00%, 12/01/2031 5 5
6.00%, 11/01/2033 19 19
6.00%, 09/01/2034 21 21
6.00%, 02/01/2035 11 11
6.00%, 10/01/2036 19 20
6.00%, 03/01/2037 27 28
6.00%, 01/01/2038 37 39
6.00%, 04/01/2038 16 16
6.50%, 04/01/2026 1 1
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 1 1
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 6 6
6.50%, 11/01/2028 1 1
6.50%, 12/01/2028 3 3
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 14 15
6.50%, 08/01/2031 4 4
6.50%, 10/01/2031 6 6
6.50%, 10/01/2031 3 4
6.50%, 12/01/2031 6 6
6.50%, 02/01/2032 6 6
6.50%, 05/01/2032 14 14
6.50%, 04/01/2035 3 3
7.00%, 09/01/2027 1 1
7.00%, 01/01/2028 10 10
7.00%, 04/01/2028 6 6
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 3 3
7.00%, 10/01/2031 6 6
7.00%, 04/01/2032 21 22
7.50%, 10/01/2030 4 4
7.50%, 02/01/2031 3 4
7.50%, 02/01/2031 1 1
8.00%, 10/01/2030 5 5
8.50%, 07/01/2029 12 12
$ 8,218
Federal National Mortgage Association (FNMA) - 0 .47%
3.00%, 04/01/2043 438 402
3.95%, 12/01/2033 31 30
1.00 x 12 Month USD LIBOR + 1.70%
4.02%, 12/01/2032 8 8
1.00 x 12 Month USD LIBOR + 1.64%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
5.50%, 05/01/2033 $ 10 $ 10
6.00%, 05/01/2037 116 119
6.50%, 08/01/2025 6 6
6.50%, 11/01/2032 10 10
7.00%, 08/01/2028 6 6
7.00%, 12/01/2028 6 6
$ 597
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 60 .04%
2.00%, 02/01/2032 181 167
2.00%, 11/01/2035 1,253 1,133
2.00%, 10/01/2050 817 678
2.00%, 03/01/2051 1,923 1,612
2.00%, 05/01/2051 4,541 3,776
2.00%, 11/01/2051 1,866 1,545
2.00%, 11/01/2051 1,831 1,520
2.00%, 11/01/2051 1,521 1,261
2.00%, 12/01/2051 2,737 2,272
2.00%, 12/01/2051 2,799 2,333
2.00%, 01/01/2052 1,886 1,563
2.00%, 02/01/2052 2,131 1,769
2.50%, 06/01/2027 297 286
2.50%, 08/01/2028 239 229
2.50%, 12/01/2031 373 352
2.50%, 09/01/2032 253 237
2.50%, 08/01/2035 1,122 1,048
2.50%, 08/01/2050 2,814 2,450
2.50%, 07/01/2051 3,626 3,167
2.50%, 12/01/2051 997 870
2.50%, 12/01/2051 2,322 2,043
2.50%, 12/01/2051 2,575 2,250
2.50%, 01/01/2052 2,025 1,773
2.50%, 02/01/2052 1,869 1,625
2.50%, 04/01/2052 1,336 1,163
2.50%, 04/01/2052 5,171 4,520
3.00%, 05/01/2029 285 274
3.00%, 08/01/2031 614 587
3.00%, 12/01/2034 425 404
3.00%, 10/01/2036 314 294
3.00%, 10/01/2042 802 740
3.00%, 10/01/2046 534 490
3.00%, 11/01/2046 975 894
3.00%, 08/01/2049 250 226
3.00%, 10/01/2049 607 550
3.00%, 12/01/2049 548 497
3.00%, 01/01/2050 976 884
3.00%, 02/01/2050 883 800
3.00%, 07/01/2050 928 837
3.00%, 08/01/2050 726 655
3.00%, 09/01/2050 1,184 1,071
3.00%, 06/01/2052 2,007 1,803
3.50%, 08/01/2031 327 318
3.50%, 06/01/2039 214 205
3.50%, 11/01/2042 613 584
3.50%, 12/01/2042 668 638
3.50%, 02/01/2043 280 267
3.50%, 03/01/2045 284 269
3.50%, 03/01/2045 543 515
3.50%, 09/01/2045 394 373
3.50%, 03/01/2047 492 468
3.50%, 11/01/2048 1,151 1,095
3.50%, 03/01/2050 1,321 1,261
3.50%, 04/01/2053
(h)
1,000 929
4.00%, 01/01/2034 203 199
4.00%, 10/01/2037 294 287
4.00%, 02/01/2041 620 611
4.00%, 02/01/2042 387 381
4.00%, 10/01/2043 126 123

Schedule of Investments
Government & High Quality Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 08/01/2044 $ 275 $ 274
4.00%, 10/01/2044 767 764
4.00%, 11/01/2044 261 260
4.00%, 08/01/2045 403 401
4.00%, 08/01/2046 656 643
4.00%, 07/01/2047 542 536
4.00%, 10/01/2047 433 426
4.00%, 04/01/2053
(h)
900 861
4.50%, 08/01/2039 747 752
4.50%, 09/01/2043 790 795
4.50%, 10/01/2043 452 449
4.50%, 11/01/2043 449 448
4.50%, 09/01/2045 313 314
4.50%, 10/01/2045 455 457
4.50%, 11/01/2045 678 679
5.00%, 05/01/2033 501 510
5.00%, 04/01/2035 42 43
5.00%, 04/01/2035 51 52
5.00%, 07/01/2035 2 2
5.00%, 02/01/2038 198 202
5.00%, 02/01/2040 596 616
5.00%, 07/01/2041 462 473
5.50%, 06/01/2033 28 29
5.50%, 02/01/2037 2 2
5.50%, 03/01/2038 45 47
5.50%, 04/01/2053
(h)
4,200 4,243
6.00%, 11/01/2028 8 9
6.00%, 12/01/2031 2 2
6.00%, 01/01/2033 23 24
6.00%, 07/01/2037 47 49
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 6 6
6.00%, 03/01/2038 32 33
6.50%, 07/01/2025 4 4
6.50%, 02/01/2026 1 1
6.50%, 05/01/2026 1 1
6.50%, 07/01/2028 6 6
6.50%, 03/01/2029 3 3
6.50%, 06/01/2031 8 8
6.50%, 01/01/2032 3 3
6.50%, 04/01/2032 1 1
6.50%, 08/01/2032 5 5
6.50%, 02/01/2033 6 6
6.50%, 12/01/2036 10 10
6.50%, 07/01/2037 3 3
6.50%, 07/01/2037 12 13
6.50%, 02/01/2038 16 16
7.00%, 10/01/2029 4 5
7.00%, 05/01/2031 3 3
7.00%, 11/01/2031 8 8
8.00%, 06/01/2030 1 1
$ 75,672
Government National Mortgage Association (GNMA) - 22 .89%
2.00%, 08/20/2050 1,313 1,122
2.00%, 01/20/2051 1,576 1,346
2.00%, 02/20/2051 3,430 2,926
2.50%, 06/20/2050 2,726 2,412
2.50%, 05/20/2051 2,637 2,327
3.00%, 11/15/2042 317 296
3.00%, 12/15/2042 713 665
3.00%, 02/15/2043 778 725
3.00%, 05/15/2043 924 862
3.00%, 07/20/2045 470 438
3.00%, 07/20/2046 246 228
3.00%, 08/20/2046 540 500
3.00%, 09/20/2046 657 609
3.00%, 12/20/2046 336 311
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 02/20/2047 $ 428 $ 396
3.00%, 08/20/2047 256 236
3.50%, 01/15/2043 599 582
3.50%, 05/15/2043 598 581
3.50%, 06/20/2043 389 370
3.50%, 04/20/2045 270 257
3.50%, 06/20/2046 44 42
3.50%, 02/20/2047 464 441
3.50%, 05/20/2047 484 470
3.50%, 11/20/2047 322 314
3.50%, 04/01/2053
(h)
2,000 1,875
4.00%, 08/15/2041 367 354
4.00%, 07/20/2047 336 336
4.00%, 01/20/2048 1,094 1,066
4.00%, 04/01/2053
(h)
900 866
4.50%, 07/15/2040 181 183
4.50%, 04/01/2053
(h)
1,000 985
5.00%, 09/15/2033 2 2
5.00%, 02/15/2034 126 130
5.00%, 09/15/2039 16 16
5.50%, 11/15/2033 18 18
5.50%, 05/20/2035 52 54
5.50%, 04/01/2053
(h)
2,750 2,781
6.00%, 04/20/2026 1 1
6.00%, 05/20/2026 1 1
6.00%, 03/20/2028 1 1
6.00%, 06/20/2028 7 7
6.00%, 07/20/2028 3 3
6.00%, 02/20/2029 3 3
6.00%, 03/20/2029 5 6
6.00%, 07/20/2029 6 6
6.00%, 07/20/2033 51 54
6.00%, 04/01/2053
(h)
1,500 1,530
6.50%, 12/20/2025 2 2
6.50%, 02/20/2026 2 2
6.50%, 03/20/2031 4 4
6.50%, 04/20/2031 5 5
7.00%, 01/15/2028 2 2
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 36 36
7.00%, 01/15/2029 7 7
7.00%, 03/15/2029 3 3
7.00%, 05/15/2031 4 4
7.00%, 09/15/2031 19 19
7.00%, 06/15/2032 32 32
8.00%, 08/15/2026 1 1
$ 28,853
U.S. Treasury - 2 .04%
1.38%, 11/15/2031 250 211
1.88%, 11/15/2051 250 170
4.50%, 02/15/2036 1,000 1,112
5.25%, 11/15/2028 1,000 1,082
$ 2,575
U.S. Treasury Bill - 5 .31%
4.32%, 12/28/2023
(i)
4,000 3,873
4.35%, 11/30/2023
(i)
2,415 2,343
4.46%, 05/18/2023
(i)
475 472
$ 6,688
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 122,603
Total Investments $ 140,990
Other Assets and Liabilities -  (11.86)% (14,944)
TOTAL NET ASSETS - 100.00% $ 126,046

Schedule of Investments
Government & High Quality Bond Account
March 31, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,868 or 3.86% of net assets.
(g) Non-income producing security
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
(i) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 96 .33%
Government 7 .35%
Asset Backed Securities 5 .06%
Money Market Funds 3 .12%
Other Assets and Liabilities
( 11 .86 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 5,397 $ 13,537 $ 14,998 $ 3,936
$ 5,397 $ 13,537 $ 14,998 $ 3,936
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 47 $ — $ — $ —
$ 47 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2023 Long 16 $ 1,839 $ 52
US 5 Year Note; June 2023 Short 51 5,585 (117)
US Long Bond; June 2023 Long 57 7,476 322
Total $ 257
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .51 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .11%
iShares Russell 1000 Growth ETF 2,200 $ 538
Money Market Funds - 1 .40%
BlackRock Liquidity FedFund - Institutional
Class 4.72%
(a),(b)
34,301 34
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(c)
6,758,746 6,759
$ 6,793
TOTAL INVESTMENT COMPANIES $ 7,331
CONVERTIBLE PREFERRED STOCKS
- 0 .15 % Shares Held Value (000's)
Automobile Manufacturers - 0 .03%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 117
Chemicals - 0 .03%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 154
Software - 0 .09%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 242
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 185
$ 427
TOTAL CONVERTIBLE PREFERRED STOCKS $ 698
COMMON STOCKS - 97 .37 % Shares Held Value (000's)
Advertising - 0 .16%
Trade Desk Inc/The
(d)
12,548 $ 764
Aerospace & Defense - 0 .09%
Boeing Co/The
(d)
401 85
HEICO Corp 95 16
HEICO Corp - Class A 168 23
Howmet Aerospace Inc 107 5
Lockheed Martin Corp 532 251
Northrop Grumman Corp 38 18
Spirit AeroSystems Holdings Inc 238 8
TransDigm Group Inc 48 35
$ 441
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
38 2
Airlines - 0 .01%
Delta Air Lines Inc
(d)
1,471 51
Apparel - 0 .39%
Deckers Outdoor Corp
(d)
53 24
NIKE Inc 15,052 1,846
Skechers USA Inc
(d)
64 3
Tapestry Inc 107 4
$ 1,877
Automobile Manufacturers - 0 .48%
Lucid Group Inc
(d),(g)
1,247 10
Rivian Automotive Inc
(d)
68,648 1,063
Tesla Inc
(d)
6,030 1,251
$ 2,324
Automobile Parts & Equipment - 0 .01%
Allison Transmission Holdings Inc 185 9
Aptiv PLC
(d)
153 17
$ 26
Banks - 0 .00%
First Citizens BancShares Inc/NC 5 5
Western Alliance Bancorp 163 6
$ 11
Beverages - 0 .80%
Boston Beer Co Inc/The
(d)
21 7
Brown-Forman Corp - A Shares 61 4
Brown-Forman Corp - B Shares 245 16
Coca-Cola Co/The 6,831 424
Monster Beverage Corp
(d)
54,391 2,938
PepsiCo Inc 2,724 496
$ 3,885
Biotechnology - 0 .57%
Alnylam Pharmaceuticals Inc
(d)
284 57
Amgen Inc 1,042 252
Certara Inc
(d)
220 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Exelixis Inc
(d)
606 $ 12
Guardant Health Inc
(d)
281 7
Horizon Therapeutics Plc
(d)
478 52
Incyte Corp
(d)
361 26
Ionis Pharmaceuticals Inc
(d)
305 11
Maravai LifeSciences Holdings Inc
(d)
343 5
Moderna Inc
(d)
50 8
Novavax Inc
(d),(g)
241 2
Regeneron Pharmaceuticals Inc
(d)
36 30
Sarepta Therapeutics Inc
(d)
195 27
Seagen Inc
(d)
314 63
Ultragenyx Pharmaceutical Inc
(d)
153 6
Vertex Pharmaceuticals Inc
(d)
6,973 2,196
$ 2,759
Building Materials - 0 .03%
Armstrong World Industries Inc 77 6
Eagle Materials Inc 74 11
Fortune Brands Innovations Inc 117 7
Louisiana-Pacific Corp 27 1
Martin Marietta Materials Inc 16 6
Masco Corp 43 2
Masterbrand Inc
(d)
139 1
Trane Technologies PLC 310 57
Trex Co Inc
(d)
259 13
Vulcan Materials Co 148 25
$ 129
Chemicals - 0 .09%
Albemarle Corp 137 30
Axalta Coating Systems Ltd
(d)
168 5
CF Industries Holdings Inc 457 33
Chemours Co/The 230 7
Ecolab Inc 507 84
FMC Corp 97 12
Linde PLC 243 86
Mosaic Co/The 113 5
PPG Industries Inc 289 39
RPM International Inc 24 2
Sherwin-Williams Co/The 555 125
Valvoline Inc 405 14
$ 442
Commercial Services - 4 .45%
Affirm Holdings Inc
(d)
17,393 196
Automatic Data Processing Inc 890 198
Booz Allen Hamilton Holding Corp 300 28
Bright Horizons Family Solutions Inc
(d)
51 4
Cintas Corp 18,520 8,569
CoStar Group Inc
(d)
47,351 3,260
Driven Brands Holdings Inc
(d)
13 —
Equifax Inc 137 28
Euronet Worldwide Inc
(d)
81 9
FleetCor Technologies Inc
(d)
168 35
FTI Consulting Inc
(d)
37 7
Gartner Inc
(d)
175 57
Global Payments Inc 22,558 2,374
GXO Logistics Inc
(d)
41 2
H&R Block Inc 301 11
MarketAxess Holdings Inc 85 33
Mister Car Wash Inc
(d)
203 2
Moody's Corp 348 107
Morningstar Inc 48 10
Paylocity Holding Corp
(d)
2,278 453
PayPal Holdings Inc
(d)
821 62
Quanta Services Inc 175 29
Ritchie Bros Auctioneers Inc 134 8
Robert Half International Inc 215 17
Rollins Inc 499 19
S&P Global Inc 17,120 5,902
Shift4 Payments Inc
(d)
128 10
Toast Inc
(d)
581 10

Schedule of Investments
LargeCap Growth Account I
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
TransUnion 322 $ 20
United Rentals Inc 73 29
Verisk Analytics Inc 359 69
WEX Inc
(d)
73 13
WillScot Mobile Mini Holdings Corp
(d)
249 12
$ 21,583
Computers - 5 .67%
Accenture PLC - Class A 5,570 1,592
Apple Inc 153,753 25,354
Crowdstrike Holdings Inc
(d)
500 69
Dell Technologies Inc 91 4
EPAM Systems Inc
(d)
124 37
Fortinet Inc
(d)
1,491 99
Genpact Ltd 215 10
Globant SA
(d)
91 15
HP Inc 1,058 31
International Business Machines Corp 1,396 183
KBR Inc 202 11
NCR Corp
(d)
24 —
NetApp Inc 510 32
Pure Storage Inc
(d)
621 16
Thoughtworks Holding Inc
(d)
301 2
Zscaler Inc
(d)
195 23
$ 27,478
Consumer Products - 0 .03%
Avery Dennison Corp 116 21
Church & Dwight Co Inc 248 22
Clorox Co/The 234 37
Kimberly-Clark Corp 462 62
$ 142
Cosmetics & Personal Care - 1 .76%
Colgate-Palmolive Co 1,183 89
Estee Lauder Cos Inc/The 32,793 8,082
Olaplex Holdings Inc
(d)
388 2
Procter & Gamble Co/The 2,339 348
$ 8,521
Distribution & Wholesale - 0 .06%
Copart Inc
(d)
981 74
Core & Main Inc
(d)
74 1
Fastenal Co 1,336 72
Pool Corp 87 30
SiteOne Landscape Supply Inc
(d)
64 9
Watsco Inc 41 13
WESCO International Inc 60 9
WW Grainger Inc 106 73
$ 281
Diversified Financial Services - 4 .74%
American Express Co 85 14
Ameriprise Financial Inc 156 48
Apollo Global Management Inc 854 54
Blue Owl Capital Inc 949 11
Charles Schwab Corp/The 1,961 103
Credit Acceptance Corp
(d)
3 1
LPL Financial Holdings Inc 182 37
Mastercard Inc 44,734 16,256
Raymond James Financial Inc 49 5
Rocket Cos Inc
(d),(g)
235 2
Tradeweb Markets Inc 157 12
Upstart Holdings Inc
(d),(g)
50 1
UWM Holdings Corp 298 1
Visa Inc 28,536 6,434
Western Union Co/The 404 5
$ 22,984
Electric - 0 .00%
AES Corp/The 303 7
Vistra Corp 494 12
$ 19
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 0 .86%
ChargePoint Holdings Inc
(d),(g)
564 $ 6
Emerson Electric Co 423 37
Generac Holdings Inc
(d)
37,858 4,089
Universal Display Corp 98 15
$ 4,147
Electronics - 0 .79%
Agilent Technologies Inc 619 86
Allegion plc 159 17
Amphenol Corp 42,134 3,443
Arrow Electronics Inc
(d)
11 1
Coherent Corp
(d)
55 2
Honeywell International Inc 460 88
Jabil Inc 250 22
Keysight Technologies Inc
(d)
384 62
Mettler-Toledo International Inc
(d)
52 80
National Instruments Corp 60 3
Vontier Corp 244 7
$ 3,811
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
302 63
Enviva Inc 96 3
Plug Power Inc
(d),(g)
575 7
$ 73
Engineering & Construction - 0 .00%
AECOM 28 2
TopBuild Corp
(d)
61 13
$ 15
Entertainment - 0 .15%
Caesars Entertainment Inc
(d)
321 16
Churchill Downs Inc 81 21
DraftKings Inc
(d)
835 16
Live Nation Entertainment Inc
(d)
9,325 653
Madison Square Garden Sports Corp 27 5
Six Flags Entertainment Corp
(d)
126 3
Vail Resorts Inc 85 20
$ 734
Environmental Control - 0 .03%
Republic Services Inc 31 4
Tetra Tech Inc 52 8
Waste Management Inc 892 145
$ 157
Food - 0 .05%
Grocery Outlet Holding Corp
(d)
23 1
Hershey Co/The 292 74
Kellogg Co 323 21
Lamb Weston Holdings Inc 333 35
Performance Food Group Co
(d)
127 8
Pilgrim's Pride Corp
(d)
84 2
Sysco Corp 1,179 91
$ 232
Gas - 0 .00%
National Fuel Gas Co 25 1
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 126 21
MSA Safety Inc 36 5
$ 26
Healthcare - Products - 9 .22%
10X Genomics Inc
(d)
190 11
Abbott Laboratories 524 53
Align Technology Inc
(d)
16,472 5,504
Avantor Inc
(d)
30,492 645
Baxter International Inc 196 8
Bio-Techne Corp 356 26
Bruker Corp 247 19
Danaher Corp 100 25
Edwards Lifesciences Corp
(d)
83,010 6,868
Exact Sciences Corp
(d)
80 5
GE HealthCare Technologies Inc
(d)
58 5

Schedule of Investments
LargeCap Growth Account I
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Globus Medical Inc
(d)
12 $ 1
ICU Medical Inc
(d)
13 2
IDEXX Laboratories Inc
(d)
191 96
Insulet Corp
(d)
3,905 1,245
Intuitive Surgical Inc
(d)
55,641 14,215
Masimo Corp
(d)
82 15
Natera Inc
(d)
208 12
Novocure Ltd
(d)
241 15
Penumbra Inc
(d)
3,295 918
Repligen Corp
(d)
88 15
ResMed Inc 334 73
Stryker Corp 19,795 5,650
Tandem Diabetes Care Inc
(d)
150 6
Thermo Fisher Scientific Inc 15,928 9,181
Waters Corp
(d)
134 41
West Pharmaceutical Services Inc 170 59
$ 44,713
Healthcare - Services - 2 .89%
agilon health Inc
(d)
395 9
Catalent Inc
(d)
140 9
Charles River Laboratories International Inc
(d)
106 21
Chemed Corp 12 7
DaVita Inc
(d)
127 10
Elevance Health Inc 170 78
Ginkgo Bioworks Holdings Inc
(d)
587 1
HCA Healthcare Inc 3,963 1,045
Humana Inc 5,278 2,563
IQVIA Holdings Inc
(d)
427 85
Molina Healthcare Inc
(d)
100 27
Sotera Health Co
(d)
309 6
Syneos Health Inc
(d)
56 2
Teladoc Health Inc
(d)
54 1
UnitedHealth Group Inc 21,488 10,155
$ 14,019
Home Builders - 0 .02%
DR Horton Inc 386 38
NVR Inc
(d)
5 28
PulteGroup Inc 204 12
Toll Brothers Inc 140 8
$ 86
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 49 3
Insurance - 0 .87%
Aon PLC 448 141
Arch Capital Group Ltd
(d)
267 18
Arthur J Gallagher & Co 54 10
Assurant Inc 11 1
Brown & Brown Inc 59 3
Erie Indemnity Co 42 10
Everest Re Group Ltd 28 10
Lincoln National Corp 110 2
Markel Corp
(d)
6 8
Marsh & McLennan Cos Inc 1,027 171
Progressive Corp/The 26,825 3,838
RenaissanceRe Holdings Ltd 53 11
Ryan Specialty Holdings Inc
(d)
196 8
$ 4,231
Internet - 15 .22%
Airbnb Inc
(d)
871 108
Alphabet Inc - A Shares
(d)
142,873 14,820
Alphabet Inc - C Shares
(d)
91,405 9,506
Amazon.com Inc
(d)
205,676 21,245
Booking Holdings Inc
(d)
1,292 3,427
CDW Corp/DE 313 61
Chewy Inc
(d)
128,051 4,787
Coupang Inc
(d)
73,217 1,171
DoorDash Inc - Class A
(d)
507 32
eBay Inc 169 8
Etsy Inc
(d)
290 32
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Expedia Group Inc
(d)
344 $ 33
Gen Digital Inc 436 7
GoDaddy Inc
(d)
64 5
IAC Inc
(d)
10,595 547
Lyft Inc
(d)
691 6
Match Group Inc
(d)
112,050 4,302
Meta Platforms Inc
(d)
23,325 4,943
Netflix Inc
(d)
7,713 2,665
Okta Inc
(d)
60 5
Opendoor Technologies Inc
(d)
390 1
Palo Alto Networks Inc
(d)
693 138
Pinterest Inc
(d)
297 8
Roku Inc
(d)
101 7
Shopify Inc
(d)
94,828 4,546
Spotify Technology SA
(d)
9,280 1,240
TripAdvisor Inc
(d)
32 1
Uber Technologies Inc
(d)
3,853 122
VeriSign Inc
(d)
28 6
Wayfair Inc
(d)
147 5
Wix.com Ltd
(d)
101 10
Zillow Group Inc - A Shares
(d)
18 1
Zillow Group Inc - C Shares
(d)
36 2
$ 73,797
Leisure Products & Services - 0 .21%
Brunswick Corp/DE 37 3
Norwegian Cruise Line Holdings Ltd
(d)
109 2
Peloton Interactive Inc
(d)
87,983 998
Planet Fitness Inc
(d)
140 11
Polaris Inc 94 10
YETI Holdings Inc
(d)
211 8
$ 1,032
Lodging - 0 .04%
Choice Hotels International Inc 76 9
Hilton Worldwide Holdings Inc 442 62
Las Vegas Sands Corp
(d)
280 16
Marriott International Inc/MD 615 102
Travel + Leisure Co 168 7
Wyndham Hotels & Resorts Inc 141 10
Wynn Resorts Ltd
(d)
39 4
$ 210
Machinery - Construction & Mining - 0 .05%
BWX Technologies Inc 90 6
Caterpillar Inc 1,052 241
Vertiv Holdings Co 171 2
$ 249
Machinery - Diversified - 2 .11%
AGCO Corp 27 4
Cognex Corp 370 18
Deere & Co 634 262
Graco Inc 262 19
IDEX Corp 30,303 7,001
Ingersoll Rand Inc 48,255 2,808
Middleby Corp/The
(d)
14 2
Nordson Corp 33 7
Otis Worldwide Corp 117 10
Rockwell Automation Inc 178 52
Toro Co/The 241 27
Xylem Inc/NY 68 7
$ 10,217
Media - 0 .05%
Cable One Inc 7 5
Charter Communications Inc
(d)
246 88
FactSet Research Systems Inc 88 37
Liberty Broadband Corp - A Shares
(d)
27 2
Liberty Broadband Corp - C Shares
(d)
127 10
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
6 —
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
52 4

Schedule of Investments
LargeCap Growth Account I
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
73 $ 2
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
135 4
Nexstar Media Group Inc 11 2
Walt Disney Co/The
(d)
279 28
Warner Bros Discovery Inc
(d)
4,029 61
World Wrestling Entertainment Inc 99 9
$ 252
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 145 12
Valmont Industries Inc 10 3
$ 15
Mining - 0 .00%
MP Materials Corp
(d)
232 7
Royal Gold Inc 15 2
Southern Copper Corp 131 10
$ 19
Miscellaneous Manufacturers - 0 .05%
A O Smith Corp 76 5
Axon Enterprise Inc
(d)
119 27
Carlisle Cos Inc 98 22
Donaldson Co Inc 65 4
General Electric Co 137 13
Illinois Tool Works Inc 638 156
Parker-Hannifin Corp 65 22
$ 249
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
49 16
Oil & Gas - 0 .10%
Antero Resources Corp
(d)
419 10
Coterra Energy Inc 299 7
Devon Energy Corp 739 37
Diamondback Energy Inc 231 31
EOG Resources Inc 993 114
Hess Corp 511 68
Occidental Petroleum Corp 1,523 95
Ovintiv Inc 411 15
PDC Energy Inc 127 8
Pioneer Natural Resources Co 301 62
Range Resources Corp 348 9
Southwestern Energy Co
(d)
280 1
Texas Pacific Land Corp 13 22
$ 479
Oil & Gas Services - 0 .01%
Halliburton Co 940 30
Packaging & Containers - 0 .01%
Ardagh Metal Packaging SA 172 1
Ball Corp 284 16
Berry Global Group Inc 146 8
Crown Holdings Inc 235 19
Graphic Packaging Holding Co 543 14
Sealed Air Corp 332 15
$ 73
Pharmaceuticals - 5 .55%
AbbVie Inc 4,122 657
AmerisourceBergen Corp 378 60
Becton Dickinson & Co 12,107 2,997
Cigna Group/The 23,581 6,026
Daiichi Sankyo Co Ltd ADR 31,886 1,165
Dexcom Inc
(d)
41,600 4,833
Eli Lilly & Co 10,679 3,667
McKesson Corp 62 22
Merck & Co Inc 2,464 262
Neurocrine Biosciences Inc
(d)
215 22
Zoetis Inc 43,096 7,173
$ 26,884
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .02%
Cheniere Energy Inc 329 $ 52
New Fortress Energy Inc 142 4
ONEOK Inc 128 8
Targa Resources Corp 517 38
$ 102
Private Equity - 0 .04%
Ares Management Corp 354 30
Blackstone Inc 1,654 145
$ 175
Real Estate - 0 .01%
CBRE Group Inc
(d)
359 26
REITs - 1 .17%
American Tower Corp 826 169
Apartment Income REIT Corp 45 2
Camden Property Trust 30 3
Crown Castle Inc 1,001 134
Equinix Inc 163 117
Equity LifeStyle Properties Inc 247 17
Extra Space Storage Inc 38 6
Iron Mountain Inc 496 26
Lamar Advertising Co 176 18
Public Storage 286 86
SBA Communications Corp 19,280 5,033
Simon Property Group Inc 366 41
$ 5,652
Retail - 5 .05%
Advance Auto Parts Inc 17 2
AutoZone Inc
(d)
40 98
Best Buy Co Inc 142 11
BJ's Wholesale Club Holdings Inc
(d)
190 14
Burlington Stores Inc
(d)
140 28
CarMax Inc
(d)
59 4
Carvana Co
(d),(g)
322 3
Chipotle Mexican Grill Inc
(d)
1,154 1,971
Costco Wholesale Corp 17,105 8,499
Darden Restaurants Inc 203 31
Dollar General Corp 3,250 684
Dollar Tree Inc
(d)
148 21
Domino's Pizza Inc 57 19
Five Below Inc
(d)
123 25
Floor & Decor Holdings Inc
(d)
240 24
Freshpet Inc
(d)
75 5
Genuine Parts Co 33 6
Home Depot Inc/The 1,379 407
Leslie's Inc
(d)
440 5
Lowe's Cos Inc 1,218 244
Lululemon Athletica Inc
(d)
20,113 7,325
McDonald's Corp 415 116
Nordstrom Inc
(g)
299 5
Ollie's Bargain Outlet Holdings Inc
(d)
11 1
O'Reilly Automotive Inc
(d)
60 51
RH
(d)
21 5
Ross Stores Inc 40,358 4,284
Starbucks Corp 958 100
Target Corp 592 98
TJX Cos Inc/The 2,698 211
Tractor Supply Co 256 60
Ulta Beauty Inc
(d)
118 64
Victoria's Secret & Co
(d)
170 6
Wendy's Co/The 369 8
Williams-Sonoma Inc 123 15
Yum! Brands Inc 76 10
$ 24,460
Semiconductors - 7 .10%
Advanced Micro Devices Inc
(d)
19,668 1,928
Allegro MicroSystems Inc
(d)
162 8
Analog Devices Inc 240 47
Applied Materials Inc 1,963 241
ASML Holding NV - NY Reg Shares 7,490 5,099

Schedule of Investments
LargeCap Growth Account I
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Broadcom Inc 921 $ 591
Entegris Inc 339 28
GLOBALFOUNDRIES Inc
(d)
45 3
KLA Corp 324 129
Lam Research Corp 315 167
Lattice Semiconductor Corp
(d)
309 29
Marvell Technology Inc 22,160 960
Microchip Technology Inc 1,057 89
Micron Technology Inc 482 29
Monolithic Power Systems Inc 106 53
NVIDIA Corp 67,125 18,645
NXP Semiconductors NV 30,412 5,671
ON Semiconductor Corp
(d)
622 51
QUALCOMM Inc 2,613 333
Teradyne Inc 326 35
Texas Instruments Inc 1,445 269
$ 34,405
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 26 5
Software - 24 .83%
Adobe Inc
(d)
17,513 6,749
Alteryx Inc
(d)
151 9
ANSYS Inc
(d)
104 35
AppLovin Corp
(d)
513 8
Aspen Technology Inc
(d)
61 14
Atlassian Corp
(d)
38,342 6,563
Autodesk Inc
(d)
36,971 7,696
Bentley Systems Inc 384 17
Black Knight Inc
(d)
50 3
Broadridge Financial Solutions Inc 242 36
Cadence Design Systems Inc
(d)
14,039 2,950
CCC Intelligent Solutions Holdings Inc
(d)
232 2
Ceridian HCM Holding Inc
(d)
61 4
Cloudflare Inc
(d)
656 40
Confluent Inc
(d)
325 8
Datadog Inc
(d)
611 44
Definitive Healthcare Corp
(d)
57 1
DocuSign Inc
(d)
452 26
DoubleVerify Holdings Inc
(d)
172 5
Doximity Inc
(d)
158 5
Dropbox Inc - A Shares
(d)
565 12
Dynatrace Inc
(d)
18,123 766
Elastic NV
(d)
175 10
Electronic Arts Inc 51 6
Fair Isaac Corp
(d)
57 40
Fiserv Inc
(d)
62,929 7,113
Five9 Inc
(d)
157 11
HashiCorp Inc
(d)
6,620 194
HubSpot Inc
(d)
106 45
Informatica Inc
(d)
28 —
Intuit Inc 38,836 17,315
Jack Henry & Associates Inc 165 25
Jamf Holding Corp
(d)
177 3
Magic Leap Inc
(d),(e),(f)
371 7
Manhattan Associates Inc
(d)
86 13
Microsoft Corp 150,187 43,299
MongoDB Inc
(d)
3,631 846
MSCI Inc 138 77
nCino Inc
(d)
40 1
New Relic Inc
(d)
128 10
Nutanix Inc
(d)
290 8
Oracle Corp 2,441 227
Palantir Technologies Inc
(d)
4,150 35
Paychex Inc 747 86
Paycom Software Inc
(d)
116 35
Pegasystems Inc 122 6
Playtika Holding Corp
(d)
243 3
Procore Technologies Inc
(d)
130 8
PTC Inc
(d)
241 31
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
RingCentral Inc
(d)
231 $ 7
ROBLOX Corp
(d)
1,038 47
Roper Technologies Inc 6,763 2,980
Salesforce Inc
(d)
11,456 2,289
SentinelOne Inc
(d)
398 7
ServiceNow Inc
(d)
29,828 13,862
Smartsheet Inc
(d)
294 14
Snowflake Inc - Class A
(d)
675 104
Splunk Inc
(d)
376 36
Stripe Inc - Class B
(d),(e),(f)
5,754 116
Synopsys Inc
(d)
353 136
Take-Two Interactive Software Inc
(d)
310 37
Teradata Corp
(d)
155 6
Twilio Inc
(d)
157 10
Tyler Technologies Inc
(d)
82 29
UiPath Inc
(d)
121 2
Unity Software Inc
(d)
382 12
Veeva Systems Inc
(d)
32,837 6,035
VMware Inc
(d)
237 30
Workday Inc
(d)
463 96
Zoom Video Communications Inc
(d)
292 22
ZoomInfo Technologies Inc
(d)
600 15
$ 120,339
Telecommunications - 1 .18%
Arista Networks Inc
(d)
20,789 3,489
Corning Inc 140 5
T-Mobile US Inc
(d)
15,380 2,228
Ubiquiti Inc 4 1
$ 5,723
Toys, Games & Hobbies - 0 .00%
Mattel Inc
(d)
417 8
Transportation - 0 .33%
CH Robinson Worldwide Inc 79 8
CSX Corp 1,221 37
Expeditors International of Washington Inc 116 13
JB Hunt Transport Services Inc 170 30
Landstar System Inc 73 13
Old Dominion Freight Line Inc 2,716 925
RXO Inc
(d)
28 1
Union Pacific Corp 1,428 287
United Parcel Service Inc 1,528 296
XPO Inc
(d)
28 1
$ 1,611
TOTAL COMMON STOCKS $ 471,995
Total Investments $ 480,024
Other Assets and Liabilities -  0.97% 4,710
TOTAL NET ASSETS - 100.00% $ 484,734
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $34 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $35 or 0.01% of net assets.

Schedule of Investments
LargeCap Growth Account I
March 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Technology 37 .69%
Consumer, Non-cyclical 25 .32%
Communications 16 .61%
Financial 6 .83%
Consumer, Cyclical 6 .45%
Industrial 4 .36%
Money Market Funds 1 .40%
Energy 0 .14%
Basic Materials 0 .12%
Investment Companies 0 .11%
Utilities 0 .00%
Other Assets and Liabilities
0 .97%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 11,974 $ 29,149 $ 34,364 $ 6,759
$ 11,974 $ 29,149 $ 34,364 $ 6,759
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 123 $ — $ — $ —
$ 123 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ 7 0.00%
Nuro - Series C   0.00% 10/30/2020 228 242 0.05%
Rappi Inc - Series E   0.00% 09/08/2020 306 185 0.04%
Sila Nano Series F   0.00% 01/07/2021 203 154 0.03%
Stripe Inc - Class B 12/17/2019 90 116 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 214 117 0.03%
Total $ 821 0.17%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2023 Long 13 $ 2,690 $ 119
Total $ 119
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .04 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .23%
iShares Core S&P 500 ETF 15,016 $ 6,173
Money Market Funds - 1 .81%
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b)
48,582,907 48,583
TOTAL INVESTMENT COMPANIES $ 54,756
COMMON STOCKS - 98 .19 % Shares Held Value (000's)
Advertising - 0 .10%
Interpublic Group of Cos Inc/The 29,842 $ 1,111
Omnicom Group Inc 15,572 1,469
$ 2,580
Aerospace & Defense - 1 .66%
Boeing Co/The
(c)
43,194 9,176
General Dynamics Corp 17,284 3,944
Howmet Aerospace Inc 28,282 1,198
L3Harris Technologies Inc 14,624 2,870
Lockheed Martin Corp 17,454 8,251
Northrop Grumman Corp 11,052 5,103
Raytheon Technologies Corp 112,527 11,020
TransDigm Group Inc 3,984 2,936
$ 44,498
Agriculture - 0 .82%
Altria Group Inc 137,151 6,120
Archer-Daniels-Midland Co 42,022 3,347
Bunge Ltd 11,506 1,099
Philip Morris International Inc 119,076 11,580
$ 22,146
Airlines - 0 .20%
Alaska Air Group Inc
(c)
9,795 411
American Airlines Group Inc
(c)
49,976 737
Delta Air Lines Inc
(c)
49,254 1,720
Southwest Airlines Co 45,647 1,486
United Airlines Holdings Inc
(c)
25,111 1,111
$ 5,465
Apparel - 0 .50%
NIKE Inc 95,683 11,735
Ralph Lauren Corp 3,156 368
Tapestry Inc 18,135 782
VF Corp 25,375 581
$ 13,466
Automobile Manufacturers - 2 .09%
Cummins Inc 10,852 2,592
Ford Motor Co 300,746 3,790
General Motors Co 107,126 3,929
PACCAR Inc 40,095 2,935
Tesla Inc
(c)
206,584 42,858
$ 56,104
Automobile Parts & Equipment - 0 .12%
Aptiv PLC
(c)
20,811 2,335
BorgWarner Inc 17,983 883
$ 3,218
Banks - 3 .94%
Bank of America Corp 536,110 15,333
Bank of New York Mellon Corp/The 56,497 2,567
Citigroup Inc 148,773 6,976
Citizens Financial Group Inc 37,829 1,149
Comerica Inc 10,059 437
Fifth Third Bancorp 52,493 1,398
First Republic Bank/CA 14,269 200
Goldman Sachs Group Inc/The 26,010 8,508
Huntington Bancshares Inc/OH 110,845 1,241
JPMorgan Chase & Co 225,305 29,359
KeyCorp 71,690 898
M&T Bank Corp 13,004 1,555
Morgan Stanley 100,356 8,811
Northern Trust Corp 16,008 1,411
PNC Financial Services Group Inc/The 30,803 3,915
Regions Financial Corp 71,742 1,332
State Street Corp 26,810 2,029
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Truist Financial Corp 101,916 $ 3,475
US Bancorp 107,014 3,858
Wells Fargo & Co 292,691 10,941
Zions Bancorp NA 11,492 344
$ 105,737
Beverages - 1 .78%
Brown-Forman Corp - B Shares 14,046 903
Coca-Cola Co/The 298,957 18,544
Constellation Brands Inc 12,470 2,817
Keurig Dr Pepper Inc 65,270 2,303
Molson Coors Beverage Co 14,439 746
Monster Beverage Corp
(c)
58,508 3,160
PepsiCo Inc 105,788 19,285
$ 47,758
Biotechnology - 1 .70%
Amgen Inc 41,015 9,916
Biogen Inc
(c)
11,060 3,075
Bio-Rad Laboratories Inc
(c)
1,654 792
Corteva Inc 54,752 3,302
Gilead Sciences Inc 95,785 7,947
Illumina Inc
(c)
12,082 2,810
Incyte Corp
(c)
14,214 1,027
Moderna Inc
(c)
25,378 3,898
Regeneron Pharmaceuticals Inc
(c)
8,258 6,785
Vertex Pharmaceuticals Inc
(c)
19,746 6,221
$ 45,773
Building Materials - 0 .52%
Carrier Global Corp 64,075 2,931
Johnson Controls International plc 52,787 3,179
Martin Marietta Materials Inc 4,768 1,693
Masco Corp 17,297 860
Mohawk Industries Inc
(c)
4,049 406
Trane Technologies PLC 17,597 3,238
Vulcan Materials Co 10,208 1,751
$ 14,058
Chemicals - 1 .64%
Air Products and Chemicals Inc 17,058 4,899
Albemarle Corp 8,998 1,989
Celanese Corp 7,661 834
CF Industries Holdings Inc 15,069 1,092
Dow Inc 54,143 2,968
DuPont de Nemours Inc 35,190 2,526
Eastman Chemical Co 9,127 770
Ecolab Inc 19,034 3,151
FMC Corp 9,674 1,181
International Flavors & Fragrances Inc 19,583 1,801
Linde PLC 37,834 13,448
LyondellBasell Industries NV 19,508 1,832
Mosaic Co/The 26,152 1,200
PPG Industries Inc 18,052 2,411
Sherwin-Williams Co/The 18,113 4,071
$ 44,173
Commercial Services - 1 .76%
Automatic Data Processing Inc 31,827 7,086
Cintas Corp 6,634 3,069
CoStar Group Inc
(c)
31,238 2,151
Equifax Inc 9,409 1,908
FleetCor Technologies Inc
(c)
5,664 1,194
Gartner Inc
(c)
6,069 1,977
Global Payments Inc 20,209 2,127
MarketAxess Holdings Inc 2,890 1,131
Moody's Corp 12,101 3,703
PayPal Holdings Inc
(c)
86,904 6,599
Quanta Services Inc 10,975 1,829
Robert Half International Inc 8,274 667
Rollins Inc 17,778 667
S&P Global Inc 25,288 8,719
United Rentals Inc 5,327 2,108

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Verisk Analytics Inc 12,012 $ 2,305
$ 47,240
Computers - 8 .42%
Accenture PLC - Class A 48,370 13,825
Apple Inc 1,142,399 188,382
Cognizant Technology Solutions Corp 39,098 2,382
DXC Technology Co
(c)
17,490 447
EPAM Systems Inc
(c)
4,417 1,321
Fortinet Inc
(c)
49,806 3,310
Hewlett Packard Enterprise Co 98,460 1,568
HP Inc 66,389 1,949
International Business Machines Corp 69,447 9,104
Leidos Holdings Inc 10,498 966
NetApp Inc 16,559 1,057
Seagate Technology Holdings PLC 14,749 975
Western Digital Corp
(c)
24,527 924
$ 226,210
Consumer Products - 0 .29%
Avery Dennison Corp 6,219 1,113
Church & Dwight Co Inc 18,731 1,656
Clorox Co/The 9,488 1,501
Kimberly-Clark Corp 25,923 3,480
$ 7,750
Cosmetics & Personal Care - 1 .35%
Colgate-Palmolive Co 64,153 4,821
Estee Lauder Cos Inc/The 17,795 4,386
Procter & Gamble Co/The
(d)
181,212 26,944
$ 36,151
Distribution & Wholesale - 0 .35%
Copart Inc
(c)
32,926 2,476
Fastenal Co 43,848 2,365
LKQ Corp 19,495 1,107
Pool Corp 2,999 1,027
WW Grainger Inc 3,454 2,379
$ 9,354
Diversified Financial Services - 3 .65%
American Express Co 45,731 7,543
Ameriprise Financial Inc 8,089 2,479
BlackRock Inc 11,505 7,698
Capital One Financial Corp 29,287 2,816
Cboe Global Markets Inc 8,147 1,094
Charles Schwab Corp/The 117,162 6,137
CME Group Inc 27,630 5,292
Discover Financial Services 20,510 2,027
Franklin Resources Inc 21,906 590
Intercontinental Exchange Inc 42,925 4,477
Invesco Ltd 34,934 573
Mastercard Inc 64,809 23,552
Nasdaq Inc 26,037 1,424
Raymond James Financial Inc 14,887 1,389
Synchrony Financial 33,571 976
T Rowe Price Group Inc 17,228 1,945
Visa Inc 124,817 28,141
$ 98,153
Electric - 2 .65%
AES Corp/The 51,305 1,235
Alliant Energy Corp 19,280 1,030
Ameren Corp 19,856 1,715
American Electric Power Co Inc 39,470 3,591
CenterPoint Energy Inc 48,355 1,424
CMS Energy Corp 22,371 1,373
Consolidated Edison Inc 27,257 2,608
Constellation Energy Corp 25,118 1,972
Dominion Energy Inc 64,004 3,578
DTE Energy Co 14,881 1,630
Duke Energy Corp 59,144 5,706
Edison International 29,331 2,070
Entergy Corp 15,629 1,684
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Evergy Inc 17,630 $ 1,078
Eversource Energy 26,753 2,094
Exelon Corp 76,331 3,197
FirstEnergy Corp 41,720 1,671
NextEra Energy Inc 152,638 11,765
NRG Energy Inc 17,695 607
PG&E Corp
(c)
123,670 2,000
Pinnacle West Capital Corp 8,690 689
PPL Corp 56,557 1,572
Public Service Enterprise Group Inc 38,324 2,393
Sempra Energy 24,144 3,650
Southern Co/The 83,622 5,818
WEC Energy Group Inc 24,228 2,297
Xcel Energy Inc 42,034 2,835
$ 71,282
Electrical Components & Equipment - 0 .26%
AMETEK Inc 17,639 2,563
Emerson Electric Co 43,892 3,825
Generac Holdings Inc
(c)
4,866 526
$ 6,914
Electronics - 1 .09%
Agilent Technologies Inc 22,724 3,144
Allegion plc 6,746 720
Amphenol Corp 45,672 3,732
Fortive Corp 27,107 1,848
Garmin Ltd 11,777 1,188
Honeywell International Inc 51,322 9,809
Keysight Technologies Inc
(c)
13,699 2,212
Mettler-Toledo International Inc
(c)
1,699 2,600
TE Connectivity Ltd 24,309 3,188
Trimble Inc
(c)
18,943 993
$ 29,434
Energy - Alternate Sources - 0 .19%
Enphase Energy Inc
(c)
10,439 2,195
First Solar Inc
(c)
7,614 1,656
SolarEdge Technologies Inc
(c)
4,292 1,305
$ 5,156
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 9,734 1,144
Entertainment - 0 .06%
Caesars Entertainment Inc
(c)
16,480 804
Live Nation Entertainment Inc
(c)
10,949 767
$ 1,571
Environmental Control - 0 .28%
Pentair PLC 12,635 698
Republic Services Inc 15,777 2,133
Waste Management Inc 28,531 4,656
$ 7,487
Food - 1 .18%
Campbell Soup Co 15,411 847
Conagra Brands Inc 36,611 1,375
General Mills Inc 45,290 3,871
Hershey Co/The 11,288 2,872
Hormel Foods Corp 22,245 887
J M Smucker Co/The 8,190 1,289
Kellogg Co 19,660 1,316
Kraft Heinz Co/The 61,157 2,365
Kroger Co/The 50,034 2,470
Lamb Weston Holdings Inc 11,050 1,155
McCormick & Co Inc/MD 19,257 1,602
Mondelez International Inc 104,718 7,301
Sysco Corp 38,989 3,011
Tyson Foods Inc 21,940 1,302
$ 31,663
Forest Products & Paper - 0 .04%
International Paper Co 27,319 985

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 10,996 $ 1,236
NiSource Inc 31,195 872
$ 2,108
Hand & Machine Tools - 0 .07%
Snap-on Inc 4,079 1,007
Stanley Black & Decker Inc 11,363 916
$ 1,923
Healthcare - Products - 3 .81%
Abbott Laboratories 133,926 13,561
Align Technology Inc
(c)
5,579 1,864
Baxter International Inc 38,764 1,572
Bio-Techne Corp 12,080 896
Boston Scientific Corp
(c)
110,018 5,504
Cooper Cos Inc/The 3,791 1,415
Danaher Corp 50,347 12,690
DENTSPLY SIRONA Inc 16,507 648
Edwards Lifesciences Corp
(c)
47,489 3,929
GE HealthCare Technologies Inc
(c)
27,891 2,288
Hologic Inc
(c)
18,940 1,529
IDEXX Laboratories Inc
(c)
6,361 3,181
Insulet Corp
(c)
5,334 1,701
Intuitive Surgical Inc
(c)
26,915 6,876
Medtronic PLC 102,172 8,237
PerkinElmer Inc 9,701 1,293
ResMed Inc 11,283 2,471
STERIS PLC 7,627 1,459
Stryker Corp 25,897 7,393
Teleflex Inc 3,603 913
Thermo Fisher Scientific Inc 30,125 17,363
Waters Corp
(c)
4,562 1,413
West Pharmaceutical Services Inc 5,686 1,970
Zimmer Biomet Holdings Inc 16,118 2,082
$ 102,248
Healthcare - Services - 2 .36%
Catalent Inc
(c)
13,832 909
Centene Corp
(c)
42,305 2,674
Charles River Laboratories International Inc
(c)
3,907 789
DaVita Inc
(c)
4,220 342
Elevance Health Inc 18,344 8,435
HCA Healthcare Inc 16,286 4,294
Humana Inc 9,601 4,661
IQVIA Holdings Inc
(c)
14,263 2,837
Laboratory Corp of America Holdings 6,804 1,561
Molina Healthcare Inc
(c)
4,485 1,200
Quest Diagnostics Inc 8,527 1,206
UnitedHealth Group Inc 71,768 33,917
Universal Health Services Inc 4,927 626
$ 63,451
Home Builders - 0 .25%
DR Horton Inc 24,002 2,345
Lennar Corp - A Shares 19,475 2,047
NVR Inc
(c)
232 1,293
PulteGroup Inc 17,330 1,010
$ 6,695
Home Furnishings - 0 .02%
Whirlpool Corp 4,185 552
Housewares - 0 .01%
Newell Brands Inc 28,909 360
Insurance - 3 .71%
Aflac Inc 43,007 2,775
Allstate Corp/The 20,202 2,239
American International Group Inc 57,069 2,874
Aon PLC 15,779 4,975
Arch Capital Group Ltd
(c)
28,410 1,928
Arthur J Gallagher & Co 16,290 3,116
Assurant Inc 4,057 487
Berkshire Hathaway Inc - Class B
(c)
138,393 42,732
Brown & Brown Inc 18,054 1,037
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Chubb Ltd 31,879 $ 6,190
Cincinnati Financial Corp 12,073 1,353
Everest Re Group Ltd 3,008 1,077
Globe Life Inc 6,947 764
Hartford Financial Services Group Inc/The 24,205 1,687
Lincoln National Corp 11,827 266
Loews Corp 14,983 869
Marsh & McLennan Cos Inc 38,021 6,332
MetLife Inc 50,624 2,933
Principal Financial Group Inc 17,478 1,299
Progressive Corp/The 44,926 6,427
Prudential Financial Inc 28,266 2,339
Travelers Cos Inc/The 17,752 3,043
W R Berkley Corp 15,648 974
Willis Towers Watson PLC 8,201 1,906
$ 99,622
Internet - 8 .39%
Alphabet Inc - A Shares
(c)
457,494 47,456
Alphabet Inc - C Shares
(c)
398,821 41,477
Amazon.com Inc
(c)
684,788 70,732
Booking Holdings Inc
(c)
2,980 7,904
CDW Corp/DE 10,398 2,026
eBay Inc 41,681 1,849
Etsy Inc
(c)
9,653 1,075
Expedia Group Inc
(c)
11,356 1,102
F5 Inc
(c)
4,617 673
Gen Digital Inc 43,694 750
Match Group Inc
(c)
21,453 823
Meta Platforms Inc
(c)
170,967 36,235
Netflix Inc
(c)
34,207 11,818
VeriSign Inc
(c)
7,038 1,487
$ 225,407
Iron & Steel - 0 .16%
Nucor Corp 19,434 3,002
Steel Dynamics Inc 12,810 1,448
$ 4,450
Leisure Products & Services - 0 .09%
Carnival Corp
(c)
76,975 781
Norwegian Cruise Line Holdings Ltd
(c)
32,367 436
Royal Caribbean Cruises Ltd
(c)
16,859 1,101
$ 2,318
Lodging - 0 .36%
Hilton Worldwide Holdings Inc 20,468 2,883
Las Vegas Sands Corp
(c)
25,243 1,450
Marriott International Inc/MD 20,666 3,432
MGM Resorts International 24,169 1,074
Wynn Resorts Ltd
(c)
7,920 886
$ 9,725
Machinery - Construction & Mining - 0 .34%
Caterpillar Inc 39,973 9,147
Machinery - Diversified - 0 .83%
Deere & Co 20,772 8,576
Dover Corp 10,733 1,631
IDEX Corp 5,793 1,338
Ingersoll Rand Inc 31,102 1,809
Nordson Corp 4,127 917
Otis Worldwide Corp 31,867 2,690
Rockwell Automation Inc 8,816 2,587
Westinghouse Air Brake Technologies Corp 13,969 1,412
Xylem Inc/NY 13,845 1,450
$ 22,410
Media - 1 .33%
Charter Communications Inc
(c)
8,092 2,894
Comcast Corp - Class A 323,120 12,249
DISH Network Corp
(c)
19,306 180
FactSet Research Systems Inc 2,938 1,220
Fox Corp - A Shares 22,807 777
Fox Corp - B Shares 10,588 332

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 29,369 $ 507
News Corp - B Shares 9,054 158
Paramount Global - Class B 38,791 865
Walt Disney Co/The
(c)
140,319 14,050
Warner Bros Discovery Inc
(c)
169,741 2,563
$ 35,795
Mining - 0 .28%
Freeport-McMoRan Inc 109,789 4,491
Newmont Corp 60,967 2,989
$ 7,480
Miscellaneous Manufacturers - 1 .10%
3M Co 42,286 4,445
A O Smith Corp 9,744 674
Eaton Corp PLC 30,547 5,234
General Electric Co 83,671 7,999
Illinois Tool Works Inc 21,325 5,192
Parker-Hannifin Corp 9,851 3,311
Teledyne Technologies Inc
(c)
3,600 1,610
Textron Inc 16,035 1,132
$ 29,597
Office & Business Equipment - 0 .05%
Zebra Technologies Corp
(c)
3,965 1,261
Oil & Gas - 3 .83%
APA Corp 24,695 890
Chevron Corp 136,644 22,295
ConocoPhillips 94,008 9,326
Coterra Energy Inc 60,562 1,486
Devon Energy Corp 50,211 2,541
Diamondback Energy Inc 14,115 1,908
EOG Resources Inc 45,117 5,172
EQT Corp 28,193 900
Exxon Mobil Corp 316,311 34,687
Hess Corp 21,313 2,821
Marathon Oil Corp 48,780 1,169
Marathon Petroleum Corp 34,874 4,702
Occidental Petroleum Corp 55,851 3,487
Phillips 66 35,795 3,629
Pioneer Natural Resources Co 18,250 3,727
Valero Energy Corp 29,612 4,134
$ 102,874
Oil & Gas Services - 0 .36%
Baker Hughes Co 77,272 2,230
Halliburton Co 69,446 2,197
Schlumberger NV 109,086 5,356
$ 9,783
Packaging & Containers - 0 .18%
Amcor PLC 114,125 1,299
Ball Corp 24,112 1,329
Packaging Corp of America 7,106 986
Sealed Air Corp 11,110 510
Westrock Co 19,559 596
$ 4,720
Pharmaceuticals - 5 .98%
AbbVie Inc 135,840 21,649
AmerisourceBergen Corp 12,428 1,990
Becton Dickinson & Co 21,808 5,398
Bristol-Myers Squibb Co 163,314 11,319
Cardinal Health Inc 19,791 1,494
Cigna Group/The 22,943 5,863
CVS Health Corp 98,637 7,330
Dexcom Inc
(c)
29,680 3,448
Eli Lilly & Co 60,576 20,803
Henry Schein Inc
(c)
10,410 849
Johnson & Johnson 200,823 31,128
McKesson Corp 10,519 3,745
Merck & Co Inc 194,748 20,719
Organon & Co 19,537 460
Pfizer Inc 431,169 17,592
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Viatris Inc 93,148 $ 896
Zoetis Inc 35,799 5,958
$ 160,641
Pipelines - 0 .33%
Kinder Morgan Inc 151,952 2,661
ONEOK Inc 34,331 2,181
Targa Resources Corp 17,387 1,268
Williams Cos Inc/The 93,556 2,794
$ 8,904
Real Estate - 0 .07%
CBRE Group Inc
(c)
24,268 1,767
REITs - 2 .45%
Alexandria Real Estate Equities Inc 12,098 1,519
American Tower Corp 35,763 7,308
AvalonBay Communities Inc 10,745 1,806
Boston Properties Inc 10,956 593
Camden Property Trust 8,459 887
Crown Castle Inc 33,259 4,451
Digital Realty Trust Inc 22,085 2,171
Equinix Inc 7,108 5,125
Equity Residential 26,160 1,569
Essex Property Trust Inc 4,962 1,038
Extra Space Storage Inc 10,286 1,676
Federal Realty Investment Trust 5,623 556
Healthpeak Properties Inc 41,998 923
Host Hotels & Resorts Inc 54,922 906
Invitation Homes Inc 44,614 1,393
Iron Mountain Inc 22,329 1,181
Kimco Realty Corp 47,506 928
Mid-America Apartment Communities Inc 8,870 1,340
Prologis Inc 70,902 8,846
Public Storage 12,141 3,668
Realty Income Corp 48,172 3,050
Regency Centers Corp 11,829 724
SBA Communications Corp 8,292 2,165
Simon Property Group Inc 25,113 2,812
UDR Inc 23,753 975
Ventas Inc 30,724 1,332
VICI Properties Inc 77,094 2,515
Welltower Inc 36,294 2,602
Weyerhaeuser Co 56,289 1,696
$ 65,755
Retail - 5 .18%
Advance Auto Parts Inc 4,552 554
AutoZone Inc
(c)
1,442 3,545
Bath & Body Works Inc 17,544 642
Best Buy Co Inc 15,127 1,184
CarMax Inc
(c)
12,137 780
Chipotle Mexican Grill Inc
(c)
2,123 3,627
Costco Wholesale Corp 34,084 16,935
Darden Restaurants Inc 9,350 1,451
Dollar General Corp 17,174 3,614
Dollar Tree Inc
(c)
15,971 2,293
Domino's Pizza Inc 2,718 897
Genuine Parts Co 10,826 1,811
Home Depot Inc/The 78,287 23,104
Lowe's Cos Inc 46,450 9,289
McDonald's Corp 56,258 15,730
O'Reilly Automotive Inc
(c)
4,791 4,067
Ross Stores Inc 26,453 2,807
Starbucks Corp 88,279 9,193
Target Corp 35,356 5,856
TJX Cos Inc/The 88,758 6,955
Tractor Supply Co 8,484 1,994
Ulta Beauty Inc
(c)
3,909 2,133
Walgreens Boots Alliance Inc 54,988 1,901
Walmart Inc 107,718 15,883
Yum! Brands Inc 21,509 2,841
$ 139,086

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 6 .15%
Advanced Micro Devices Inc
(c)
123,848 $ 12,138
Analog Devices Inc 38,933 7,678
Applied Materials Inc 64,759 7,954
Broadcom Inc 32,098 20,592
Intel Corp 317,771 10,382
KLA Corp 10,638 4,246
Lam Research Corp 10,365 5,495
Microchip Technology Inc 42,078 3,525
Micron Technology Inc 83,814 5,057
Monolithic Power Systems Inc 3,437 1,720
NVIDIA Corp 188,959 52,487
NXP Semiconductors NV 19,903 3,712
ON Semiconductor Corp
(c)
33,179 2,731
Qorvo Inc
(c)
7,674 780
QUALCOMM Inc 85,647 10,927
Skyworks Solutions Inc 12,212 1,441
Teradyne Inc 11,963 1,286
Texas Instruments Inc 69,607 12,948
$ 165,099
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 3,061 634
Software - 10 .10%
Activision Blizzard Inc 54,703 4,682
Adobe Inc
(c)
35,165 13,551
Akamai Technologies Inc
(c)
12,077 946
ANSYS Inc
(c)
6,690 2,226
Autodesk Inc
(c)
16,572 3,450
Broadridge Financial Solutions Inc 9,040 1,325
Cadence Design Systems Inc
(c)
21,070 4,427
Ceridian HCM Holding Inc
(c)
11,817 865
Electronic Arts Inc 20,012 2,410
Fair Isaac Corp
(c)
1,932 1,358
Fidelity National Information Services Inc 45,577 2,476
Fiserv Inc
(c)
48,777 5,513
Intuit Inc 21,580 9,621
Jack Henry & Associates Inc 5,606 845
Microsoft Corp 571,773 164,842
MSCI Inc 6,142 3,438
Oracle Corp 118,048 10,969
Paychex Inc 24,642 2,824
Paycom Software Inc
(c)
3,704 1,126
PTC Inc
(c)
8,175 1,048
Roper Technologies Inc 8,146 3,590
Salesforce Inc
(c)
76,811 15,345
ServiceNow Inc
(c)
15,592 7,246
Synopsys Inc
(c)
11,709 4,523
Take-Two Interactive Software Inc
(c)
12,178 1,453
Tyler Technologies Inc
(c)
3,198 1,134
$ 271,233
Telecommunications - 2 .08%
Arista Networks Inc
(c)
19,012 3,191
AT&T Inc 547,516 10,540
Cisco Systems Inc 315,551 16,495
Corning Inc 58,471 2,063
Juniper Networks Inc 24,883 856
Motorola Solutions Inc 12,842 3,675
T-Mobile US Inc
(c)
45,497 6,590
Verizon Communications Inc 322,601 12,546
$ 55,956
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 9,971 535
Transportation - 1 .44%
CH Robinson Worldwide Inc 9,041 899
CSX Corp 161,490 4,835
Expeditors International of Washington Inc 12,223 1,346
FedEx Corp 17,837 4,076
JB Hunt Transport Services Inc 6,373 1,118
Norfolk Southern Corp 17,497 3,709
Old Dominion Freight Line Inc 6,957 2,371
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Union Pacific Corp 47,000 $ 9,459
United Parcel Service Inc 56,058 10,875
$ 38,688
Water - 0 .08%
American Water Works Co Inc 14,821 2,171
TOTAL COMMON STOCKS $ 2,637,865
Total Investments $ 2,692,621
Other Assets and Liabilities -  (0.23)% (6,247)
TOTAL NET ASSETS - 100.00% $ 2,686,374
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $9,196 or 0.34% of net assets.
Portfolio Summary
Sector Percent
Technology 24 .72%
Consumer, Non-cyclical 21 .03%
Financial 13 .82%
Communications 11 .90%
Consumer, Cyclical 9 .25%
Industrial 7 .83%
Energy 4 .71%
Utilities 2 .81%
Basic Materials 2 .12%
Money Market Funds 1 .81%
Investment Companies 0 .23%
Other Assets and Liabilities
( 0 .23 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 88,905 $ 41,039 $ 81,361 $ 48,583
$ 88,905 $ 41,039 $ 81,361 $ 48,583
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 687 $ — $ — $ —
$ 687 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2023 Long 236 $ 48,825 $ 1,993
Total $ 1,993
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .83 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .31%
iShares Core S&P 500 ETF 1,416 $ 582
Money Market Funds - 6 .52%
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b)
12,155,420 12,155
TOTAL INVESTMENT COMPANIES $ 12,737
COMMON STOCKS - 92 .86 % Shares Held Value (000's)
Advertising - 0 .09%
Interpublic Group of Cos Inc/The 1,958 $ 73
Omnicom Group Inc 1,022 96
$ 169
Aerospace & Defense - 1 .57%
Boeing Co/The
(c)
2,835 602
General Dynamics Corp 1,135 259
Howmet Aerospace Inc 1,856 79
L3Harris Technologies Inc 959 188
Lockheed Martin Corp 1,147 542
Northrop Grumman Corp 726 335
Raytheon Technologies Corp 7,387 724
TransDigm Group Inc 262 193
$ 2,922
Agriculture - 0 .78%
Altria Group Inc 9,004 402
Archer-Daniels-Midland Co 2,758 220
Bunge Ltd 755 72
Philip Morris International Inc 7,817 760
$ 1,454
Airlines - 0 .19%
Alaska Air Group Inc
(c)
642 27
American Airlines Group Inc
(c)
3,279 48
Delta Air Lines Inc
(c)
3,233 113
Southwest Airlines Co 2,996 98
United Airlines Holdings Inc
(c)
1,648 73
$ 359
Apparel - 0 .47%
NIKE Inc 6,281 770
Ralph Lauren Corp 207 24
Tapestry Inc 1,191 52
VF Corp 1,665 38
$ 884
Automobile Manufacturers - 1 .98%
Cummins Inc 713 170
Ford Motor Co 19,743 249
General Motors Co 7,033 258
PACCAR Inc 2,632 193
Tesla Inc
(c)
13,561 2,813
$ 3,683
Automobile Parts & Equipment - 0 .11%
Aptiv PLC
(c)
1,366 153
BorgWarner Inc 1,180 58
$ 211
Banks - 3 .72%
Bank of America Corp 35,195 1,007
Bank of New York Mellon Corp/The 3,708 169
Citigroup Inc 9,766 458
Citizens Financial Group Inc 2,482 75
Comerica Inc 660 29
Fifth Third Bancorp 3,446 92
First Republic Bank/CA 936 13
Goldman Sachs Group Inc/The 1,708 559
Huntington Bancshares Inc/OH 7,275 81
JPMorgan Chase & Co 14,790 1,927
KeyCorp 4,704 59
M&T Bank Corp 854 102
Morgan Stanley 6,588 578
Northern Trust Corp 1,050 93
PNC Financial Services Group Inc/The 2,022 257
Regions Financial Corp 4,709 87
State Street Corp 1,760 133
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Truist Financial Corp 6,690 $ 228
US Bancorp 7,024 253
Wells Fargo & Co 19,215 718
Zions Bancorp NA 754 23
$ 6,941
Beverages - 1 .68%
Brown-Forman Corp - B Shares 921 59
Coca-Cola Co/The 19,625 1,217
Constellation Brands Inc 819 185
Keurig Dr Pepper Inc 4,284 151
Molson Coors Beverage Co 947 49
Monster Beverage Corp
(c)
3,840 208
PepsiCo Inc 6,944 1,266
$ 3,135
Biotechnology - 1 .61%
Amgen Inc 2,693 651
Biogen Inc
(c)
726 202
Bio-Rad Laboratories Inc
(c)
109 52
Corteva Inc 3,593 217
Gilead Sciences Inc 6,288 522
Illumina Inc
(c)
793 184
Incyte Corp
(c)
933 68
Moderna Inc
(c)
1,665 256
Regeneron Pharmaceuticals Inc
(c)
542 445
Vertex Pharmaceuticals Inc
(c)
1,296 408
$ 3,005
Building Materials - 0 .50%
Carrier Global Corp 4,206 192
Johnson Controls International plc 3,465 209
Martin Marietta Materials Inc 313 111
Masco Corp 1,135 56
Mohawk Industries Inc
(c)
265 27
Trane Technologies PLC 1,156 213
Vulcan Materials Co 669 115
$ 923
Chemicals - 1 .56%
Air Products and Chemicals Inc 1,120 322
Albemarle Corp 590 130
Celanese Corp 502 55
CF Industries Holdings Inc 989 72
Dow Inc 3,554 195
DuPont de Nemours Inc 2,311 166
Eastman Chemical Co 599 50
Ecolab Inc 1,249 207
FMC Corp 634 77
International Flavors & Fragrances Inc 1,285 118
Linde PLC 2,484 883
LyondellBasell Industries NV 1,280 120
Mosaic Co/The 1,716 79
PPG Industries Inc 1,184 158
Sherwin-Williams Co/The 1,189 267
$ 2,899
Commercial Services - 1 .66%
Automatic Data Processing Inc 2,090 465
Cintas Corp 436 202
CoStar Group Inc
(c)
2,050 141
Equifax Inc 616 125
FleetCor Technologies Inc
(c)
371 78
Gartner Inc
(c)
398 130
Global Payments Inc 1,326 140
MarketAxess Holdings Inc 190 74
Moody's Corp 794 243
PayPal Holdings Inc
(c)
5,705 433
Quanta Services Inc 719 120
Robert Half International Inc 543 44
Rollins Inc 1,166 44
S&P Global Inc 1,661 573
United Rentals Inc 350 138

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Verisk Analytics Inc 787 $ 151
$ 3,101
Computers - 7 .96%
Accenture PLC - Class A 3,176 908
Apple Inc 74,998 12,367
Cognizant Technology Solutions Corp 2,567 156
DXC Technology Co
(c)
1,148 29
EPAM Systems Inc
(c)
290 87
Fortinet Inc
(c)
3,269 217
Hewlett Packard Enterprise Co 6,463 103
HP Inc 4,358 128
International Business Machines Corp 4,559 598
Leidos Holdings Inc 688 63
NetApp Inc 1,087 69
Seagate Technology Holdings PLC 967 64
Western Digital Corp
(c)
1,609 61
$ 14,850
Consumer Products - 0 .27%
Avery Dennison Corp 407 73
Church & Dwight Co Inc 1,229 109
Clorox Co/The 622 98
Kimberly-Clark Corp 1,701 228
$ 508
Cosmetics & Personal Care - 1 .27%
Colgate-Palmolive Co 4,211 316
Estee Lauder Cos Inc/The 1,168 288
Procter & Gamble Co/The 11,897 1,769
$ 2,373
Distribution & Wholesale - 0 .33%
Copart Inc
(c)
2,160 162
Fastenal Co 2,878 155
LKQ Corp 1,279 73
Pool Corp 198 68
WW Grainger Inc 227 156
$ 614
Diversified Financial Services - 3 .46%
American Express Co 3,002 495
Ameriprise Financial Inc 532 163
BlackRock Inc 756 506
Capital One Financial Corp 1,922 185
Cboe Global Markets Inc 534 72
Charles Schwab Corp/The 7,691 403
CME Group Inc 1,813 347
Discover Financial Services 1,346 133
Franklin Resources Inc 1,437 39
Intercontinental Exchange Inc 2,817 294
Invesco Ltd 2,292 38
Mastercard Inc 4,255 1,546
Nasdaq Inc 1,708 93
Raymond James Financial Inc 977 91
Synchrony Financial 2,203 64
T Rowe Price Group Inc 1,130 127
Visa Inc 8,195 1,848
$ 6,444
Electric - 2 .51%
AES Corp/The 3,367 81
Alliant Energy Corp 1,265 68
Ameren Corp 1,303 113
American Electric Power Co Inc 2,590 236
CenterPoint Energy Inc 3,174 94
CMS Energy Corp 1,468 90
Consolidated Edison Inc 1,788 171
Constellation Energy Corp 1,648 129
Dominion Energy Inc 4,201 235
DTE Energy Co 976 107
Duke Energy Corp 3,882 374
Edison International 1,925 136
Entergy Corp 1,025 110
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Evergy Inc 1,156 $ 71
Eversource Energy 1,756 137
Exelon Corp 5,011 210
FirstEnergy Corp 2,738 110
NextEra Energy Inc 10,020 772
NRG Energy Inc 1,160 40
PG&E Corp
(c)
8,117 131
Pinnacle West Capital Corp 569 45
PPL Corp 3,712 103
Public Service Enterprise Group Inc 2,515 157
Sempra Energy 1,584 239
Southern Co/The 5,489 382
WEC Energy Group Inc 1,590 151
Xcel Energy Inc 2,758 186
$ 4,678
Electrical Components & Equipment - 0 .24%
AMETEK Inc 1,157 168
Emerson Electric Co 2,881 251
Generac Holdings Inc
(c)
319 35
$ 454
Electronics - 1 .04%
Agilent Technologies Inc 1,491 206
Allegion plc 442 47
Amphenol Corp 2,997 245
Fortive Corp 1,779 121
Garmin Ltd 772 78
Honeywell International Inc 3,369 644
Keysight Technologies Inc
(c)
899 145
Mettler-Toledo International Inc
(c)
112 172
TE Connectivity Ltd 1,596 209
Trimble Inc
(c)
1,243 65
$ 1,932
Energy - Alternate Sources - 0 .18%
Enphase Energy Inc
(c)
684 144
First Solar Inc
(c)
500 109
SolarEdge Technologies Inc
(c)
281 85
$ 338
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 639 75
Entertainment - 0 .06%
Caesars Entertainment Inc
(c)
1,081 53
Live Nation Entertainment Inc
(c)
717 50
$ 103
Environmental Control - 0 .26%
Pentair PLC 828 46
Republic Services Inc 1,035 140
Waste Management Inc 1,872 305
$ 491
Food - 1 .11%
Campbell Soup Co 1,011 56
Conagra Brands Inc 2,404 90
General Mills Inc 2,974 254
Hershey Co/The 741 189
Hormel Foods Corp 1,459 58
J M Smucker Co/The 537 85
Kellogg Co 1,290 86
Kraft Heinz Co/The 4,014 155
Kroger Co/The 3,284 162
Lamb Weston Holdings Inc 724 76
McCormick & Co Inc/MD 1,264 105
Mondelez International Inc 6,874 479
Sysco Corp 2,559 198
Tyson Foods Inc 1,440 85
$ 2,078
Forest Products & Paper - 0 .04%
International Paper Co 1,793 65

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 720 $ 81
NiSource Inc 2,047 57
$ 138
Hand & Machine Tools - 0 .07%
Snap-on Inc 267 66
Stanley Black & Decker Inc 745 60
$ 126
Healthcare - Products - 3 .60%
Abbott Laboratories 8,791 890
Align Technology Inc
(c)
366 122
Baxter International Inc 2,544 103
Bio-Techne Corp 792 59
Boston Scientific Corp
(c)
7,221 361
Cooper Cos Inc/The 249 93
Danaher Corp 3,306 833
DENTSPLY SIRONA Inc 1,083 42
Edwards Lifesciences Corp
(c)
3,117 258
GE HealthCare Technologies Inc
(c)
1,830 150
Hologic Inc
(c)
1,243 100
IDEXX Laboratories Inc
(c)
418 209
Insulet Corp
(c)
350 112
Intuitive Surgical Inc
(c)
1,767 451
Medtronic PLC 6,707 541
PerkinElmer Inc 636 85
ResMed Inc 741 162
STERIS PLC 500 96
Stryker Corp 1,701 486
Teleflex Inc 236 60
Thermo Fisher Scientific Inc 1,978 1,140
Waters Corp
(c)
300 93
West Pharmaceutical Services Inc 374 130
Zimmer Biomet Holdings Inc 1,057 137
$ 6,713
Healthcare - Services - 2 .23%
Catalent Inc
(c)
907 60
Centene Corp
(c)
2,777 176
Charles River Laboratories International Inc
(c)
256 52
DaVita Inc
(c)
276 22
Elevance Health Inc 1,205 554
HCA Healthcare Inc 1,069 282
Humana Inc 631 306
IQVIA Holdings Inc
(c)
936 186
Laboratory Corp of America Holdings 446 102
Molina Healthcare Inc
(c)
294 79
Quest Diagnostics Inc 559 79
UnitedHealth Group Inc 4,712 2,227
Universal Health Services Inc 323 41
$ 4,166
Home Builders - 0 .24%
DR Horton Inc 1,575 154
Lennar Corp - A Shares 1,278 134
NVR Inc
(c)
15 84
PulteGroup Inc 1,138 66
$ 438
Home Furnishings - 0 .02%
Whirlpool Corp 274 36
Housewares - 0 .01%
Newell Brands Inc 1,896 24
Insurance - 3 .51%
Aflac Inc 2,823 182
Allstate Corp/The 1,326 147
American International Group Inc 3,745 189
Aon PLC 1,037 327
Arch Capital Group Ltd
(c)
1,865 127
Arthur J Gallagher & Co 1,068 204
Assurant Inc 266 32
Berkshire Hathaway Inc - Class B
(c)
9,086 2,805
Brown & Brown Inc 1,184 68
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Chubb Ltd 2,092 $ 406
Cincinnati Financial Corp 792 89
Everest Re Group Ltd 198 71
Globe Life Inc 455 50
Hartford Financial Services Group Inc/The 1,589 111
Lincoln National Corp 775 17
Loews Corp 984 57
Marsh & McLennan Cos Inc 2,495 416
MetLife Inc 3,322 192
Principal Financial Group Inc 1,147 85
Progressive Corp/The 2,949 422
Prudential Financial Inc 1,855 153
Travelers Cos Inc/The 1,165 200
W R Berkley Corp 1,027 64
Willis Towers Watson PLC 540 126
$ 6,540
Internet - 7 .94%
Alphabet Inc - A Shares
(c)
30,034 3,116
Alphabet Inc - C Shares
(c)
26,182 2,723
Amazon.com Inc
(c)
44,955 4,643
Booking Holdings Inc
(c)
196 520
CDW Corp/DE 682 133
eBay Inc 2,736 121
Etsy Inc
(c)
633 71
Expedia Group Inc
(c)
745 72
F5 Inc
(c)
302 44
Gen Digital Inc 2,868 49
Match Group Inc
(c)
1,408 54
Meta Platforms Inc
(c)
11,225 2,379
Netflix Inc
(c)
2,246 776
VeriSign Inc
(c)
462 98
$ 14,799
Iron & Steel - 0 .16%
Nucor Corp 1,275 197
Steel Dynamics Inc 840 95
$ 292
Leisure Products & Services - 0 .08%
Carnival Corp
(c)
5,051 51
Norwegian Cruise Line Holdings Ltd
(c)
2,123 29
Royal Caribbean Cruises Ltd
(c)
1,105 72
$ 152
Lodging - 0 .34%
Hilton Worldwide Holdings Inc 1,344 189
Las Vegas Sands Corp
(c)
1,656 95
Marriott International Inc/MD 1,356 225
MGM Resorts International 1,587 71
Wynn Resorts Ltd
(c)
519 58
$ 638
Machinery - Construction & Mining - 0 .32%
Caterpillar Inc 2,624 601
Machinery - Diversified - 0 .79%
Deere & Co 1,365 563
Dover Corp 705 107
IDEX Corp 380 88
Ingersoll Rand Inc 2,040 119
Nordson Corp 270 60
Otis Worldwide Corp 2,093 177
Rockwell Automation Inc 579 170
Westinghouse Air Brake Technologies Corp 916 92
Xylem Inc/NY 908 95
$ 1,471
Media - 1 .26%
Charter Communications Inc
(c)
532 190
Comcast Corp - Class A 21,212 804
DISH Network Corp
(c)
1,266 12
FactSet Research Systems Inc 193 80
Fox Corp - A Shares 1,497 51
Fox Corp - B Shares 695 22

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 1,928 $ 33
News Corp - B Shares 594 11
Paramount Global - Class B 2,545 57
Walt Disney Co/The
(c)
9,211 922
Warner Bros Discovery Inc
(c)
11,141 168
$ 2,350
Mining - 0 .26%
Freeport-McMoRan Inc 7,207 295
Newmont Corp 4,002 196
$ 491
Miscellaneous Manufacturers - 1 .04%
3M Co 2,776 292
A O Smith Corp 639 44
Eaton Corp PLC 2,004 343
General Electric Co 5,493 525
Illinois Tool Works Inc 1,401 341
Parker-Hannifin Corp 647 218
Teledyne Technologies Inc
(c)
236 106
Textron Inc 1,051 74
$ 1,943
Office & Business Equipment - 0 .05%
Zebra Technologies Corp
(c)
261 83
Oil & Gas - 3 .62%
APA Corp 1,620 58
Chevron Corp 8,970 1,464
ConocoPhillips 6,171 612
Coterra Energy Inc 3,975 98
Devon Energy Corp 3,296 167
Diamondback Energy Inc 925 125
EOG Resources Inc 2,961 339
EQT Corp 1,850 59
Exxon Mobil Corp
(d)
20,765 2,277
Hess Corp 1,398 185
Marathon Oil Corp 3,201 77
Marathon Petroleum Corp 2,289 309
Occidental Petroleum Corp 3,666 229
Phillips 66 2,350 238
Pioneer Natural Resources Co 1,197 244
Valero Energy Corp 1,943 271
$ 6,752
Oil & Gas Services - 0 .34%
Baker Hughes Co 5,072 146
Halliburton Co 4,559 144
Schlumberger NV 7,161 352
$ 642
Packaging & Containers - 0 .17%
Amcor PLC 7,490 85
Ball Corp 1,582 87
Packaging Corp of America 466 65
Sealed Air Corp 728 34
Westrock Co 1,283 39
$ 310
Pharmaceuticals - 5 .66%
AbbVie Inc 8,917 1,421
AmerisourceBergen Corp 815 131
Becton Dickinson & Co 1,433 355
Bristol-Myers Squibb Co 10,721 743
Cardinal Health Inc 1,299 98
Cigna Group/The 1,507 385
CVS Health Corp 6,475 481
Dexcom Inc
(c)
1,947 226
Eli Lilly & Co 3,977 1,366
Henry Schein Inc
(c)
682 56
Johnson & Johnson 13,183 2,043
McKesson Corp 692 246
Merck & Co Inc 12,784 1,360
Organon & Co 1,281 30
Pfizer Inc 28,306 1,155
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Viatris Inc 6,113 $ 59
Zoetis Inc 2,349 391
$ 10,546
Pipelines - 0 .31%
Kinder Morgan Inc 9,974 175
ONEOK Inc 2,253 143
Targa Resources Corp 1,141 83
Williams Cos Inc/The 6,141 183
$ 584
Real Estate - 0 .06%
CBRE Group Inc
(c)
1,593 116
REITs - 2 .31%
Alexandria Real Estate Equities Inc 792 99
American Tower Corp 2,348 480
AvalonBay Communities Inc 705 119
Boston Properties Inc 718 39
Camden Property Trust 553 58
Crown Castle Inc 2,183 292
Digital Realty Trust Inc 1,449 142
Equinix Inc 467 337
Equity Residential 1,716 103
Essex Property Trust Inc 326 68
Extra Space Storage Inc 674 110
Federal Realty Investment Trust 368 36
Healthpeak Properties Inc 2,755 61
Host Hotels & Resorts Inc 3,604 59
Invitation Homes Inc 2,928 91
Iron Mountain Inc 1,465 78
Kimco Realty Corp 3,118 61
Mid-America Apartment Communities Inc 581 88
Prologis Inc 4,654 581
Public Storage 797 241
Realty Income Corp 3,161 200
Regency Centers Corp 775 47
SBA Communications Corp 545 142
Simon Property Group Inc 1,648 185
UDR Inc 1,558 64
Ventas Inc 2,016 87
VICI Properties Inc 5,060 165
Welltower Inc 2,382 171
Weyerhaeuser Co 3,695 111
$ 4,315
Retail - 4 .90%
Advance Auto Parts Inc 299 36
AutoZone Inc
(c)
96 236
Bath & Body Works Inc 1,151 42
Best Buy Co Inc 993 78
CarMax Inc
(c)
796 51
Chipotle Mexican Grill Inc
(c)
140 239
Costco Wholesale Corp 2,238 1,112
Darden Restaurants Inc 613 95
Dollar General Corp 1,128 237
Dollar Tree Inc
(c)
1,048 150
Domino's Pizza Inc 179 59
Genuine Parts Co 710 119
Home Depot Inc/The 5,140 1,517
Lowe's Cos Inc 3,049 610
McDonald's Corp 3,693 1,033
O'Reilly Automotive Inc
(c)
316 268
Ross Stores Inc 1,737 184
Starbucks Corp 5,794 603
Target Corp 2,320 384
TJX Cos Inc/The 5,827 457
Tractor Supply Co 557 131
Ulta Beauty Inc
(c)
258 141
Walgreens Boots Alliance Inc 3,609 125
Walmart Inc 7,071 1,043
Yum! Brands Inc 1,412 187
$ 9,137

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .81%
Advanced Micro Devices Inc
(c)
8,130 $ 797
Analog Devices Inc 2,556 504
Applied Materials Inc 4,251 522
Broadcom Inc 2,106 1,351
Intel Corp 20,861 682
KLA Corp 699 279
Lam Research Corp 681 361
Microchip Technology Inc 2,762 231
Micron Technology Inc 5,502 332
Monolithic Power Systems Inc 225 113
NVIDIA Corp 12,406 3,446
NXP Semiconductors NV 1,306 244
ON Semiconductor Corp
(c)
2,177 179
Qorvo Inc
(c)
503 51
QUALCOMM Inc 5,622 717
Skyworks Solutions Inc 802 95
Teradyne Inc 784 84
Texas Instruments Inc 4,569 850
$ 10,838
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 200 41
Software - 9 .55%
Activision Blizzard Inc 3,590 307
Adobe Inc
(c)
2,310 890
Akamai Technologies Inc
(c)
792 62
ANSYS Inc
(c)
440 146
Autodesk Inc
(c)
1,087 226
Broadridge Financial Solutions Inc 593 87
Cadence Design Systems Inc
(c)
1,383 291
Ceridian HCM Holding Inc
(c)
774 57
Electronic Arts Inc 1,314 158
Fair Isaac Corp
(c)
126 89
Fidelity National Information Services Inc 2,991 163
Fiserv Inc
(c)
3,201 362
Intuit Inc 1,418 632
Jack Henry & Associates Inc 367 55
Microsoft Corp
(d)
37,537 10,822
MSCI Inc 403 226
Oracle Corp 7,749 720
Paychex Inc 1,617 185
Paycom Software Inc
(c)
244 74
PTC Inc
(c)
536 69
Roper Technologies Inc 535 236
Salesforce Inc
(c)
5,042 1,007
ServiceNow Inc
(c)
1,024 476
Synopsys Inc
(c)
770 297
Take-Two Interactive Software Inc
(c)
799 95
Tyler Technologies Inc
(c)
210 75
$ 17,807
Telecommunications - 1 .97%
Arista Networks Inc
(c)
1,247 209
AT&T Inc 35,943 692
Cisco Systems Inc 20,715 1,083
Corning Inc 3,838 135
Juniper Networks Inc 1,633 56
Motorola Solutions Inc 843 241
T-Mobile US Inc
(c)
2,987 433
Verizon Communications Inc 21,178 824
$ 3,673
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 654 35
Transportation - 1 .36%
CH Robinson Worldwide Inc 593 59
CSX Corp 10,601 317
Expeditors International of Washington Inc 802 88
FedEx Corp 1,171 268
JB Hunt Transport Services Inc 418 73
Norfolk Southern Corp 1,149 244
Old Dominion Freight Line Inc 457 156
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Union Pacific Corp 3,085 $ 621
United Parcel Service Inc 3,680 714
$ 2,540
Water - 0 .08%
American Water Works Co Inc 971 142
TOTAL COMMON STOCKS $ 173,168
TOTAL PURCHASED OPTIONS - 0.29% $ 552
Total Investments $ 186,457
Other Assets and Liabilities -  0.02% 32
TOTAL NET ASSETS - 100.00% $ 186,489
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,787 or 1.49% of net assets.
Portfolio Summary
Sector Percent
Technology 23 .37%
Consumer, Non-cyclical 19 .87%
Financial 13 .06%
Communications 11 .26%
Consumer, Cyclical 8 .75%
Industrial 7 .42%
Money Market Funds 6 .52%
Energy 4 .45%
Utilities 2 .66%
Basic Materials 2 .02%
Investment Companies 0 .31%
Purchased Options 0 .29%
Other Assets and Liabilities
0 .02%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 10,782 $ 10,520 $ 9,147 $ 12,155
$ 10,782 $ 10,520 $ 9,147 $ 12,155
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 111 $ — $ — $ —
$ 111 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 200 $ 20 $ 4,000 .00 04/24/2023 $ 1,839 $ 552 $ (1,287)
Total $ 1,839 $ 552 $ (1,287)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 200 $ 20 $ 3,900 .00 04/24/2023 $ (1,302) $ (270) $ 1,032
Total $ (1,302) $ (270) $ 1,032
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2023 Long 19 $ 3,931 $ 163
Total $ 163
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .13 % Shares Held Value (000's)
Money Market Funds - 0 .13%
BlackRock Liquidity FedFund - Institutional
Class 4.72%
(a),(b)
687,751 $ 688
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(c)
88,411 88
$ 776
TOTAL INVESTMENT COMPANIES $ 776
COMMON STOCKS - 100 .05 % Shares Held Value (000's)
Aerospace & Defense - 9 .53%
HEICO Corp - Class A 182,719 $ 24,831
TransDigm Group Inc 42,428 31,272
$ 56,103
Beverages - 0 .07%
Brown-Forman Corp - B Shares 6,369 409
Building Materials - 4 .56%
Martin Marietta Materials Inc 21,118 7,498
Summit Materials Inc
(d)
77,549 2,210
Vulcan Materials Co 99,792 17,120
$ 26,828
Chemicals - 0 .99%
Air Products and Chemicals Inc 13,008 3,736
Perimeter Solutions SA
(d)
253,294 2,047
Perimeter Solutions SA - Warrants
(d)
97,671 58
$ 5,841
Commercial Services - 8 .42%
CoStar Group Inc
(d)
332,508 22,893
Gartner Inc
(d)
22,623 7,370
Moody's Corp 27,601 8,447
TransUnion 86,369 5,367
Verisk Analytics Inc 28,673 5,501
$ 49,578
Distribution & Wholesale - 6 .80%
Copart Inc
(d)
409,736 30,816
Fastenal Co 171,119 9,230
$ 40,046
Diversified Financial Services - 0 .95%
Brookfield Asset Management Ltd
(e)
165,607 5,419
Brookfield Reinsurance Ltd 4,484 148
$ 5,567
Electric - 3 .59%
Brookfield Infrastructure Partners LP 396,226 13,380
Brookfield Renewable Corp 67,464 2,358
Brookfield Renewable Partners LP 171,817 5,414
$ 21,152
Electronics - 2 .36%
Agilent Technologies Inc 67,540 9,344
Mettler-Toledo International Inc
(d)
2,975 4,552
$ 13,896
Entertainment - 3 .44%
Live Nation Entertainment Inc
(d)
165,199 11,564
Vail Resorts Inc 37,335 8,724
$ 20,288
Healthcare - Products - 1 .09%
Enovis Corp
(d)
15,325 820
IDEXX Laboratories Inc
(d)
11,239 5,620
$ 6,440
Home Builders - 1 .97%
Lennar Corp - A Shares 39,480 4,150
Lennar Corp - B Shares 1,155 103
NVR Inc
(d)
1,324 7,378
$ 11,631
Insurance - 9 .93%
Aon PLC 15,745 4,964
Arch Capital Group Ltd
(d)
138,864 9,425
Brown & Brown Inc 269,007 15,446
F&G Annuities & Life Inc 1,974 36
Fidelity National Financial Inc 28,574 998
Markel Corp
(d)
13,637 17,420
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 71,204 $ 10,187
$ 58,476
Internet - 2 .76%
VeriSign Inc
(d)
54,841 11,590
Wix.com Ltd
(d)
47,007 4,691
$ 16,281
Lodging - 4 .85%
Hilton Worldwide Holdings Inc 160,563 22,619
Hyatt Hotels Corp
(d)
53,423 5,972
$ 28,591
Machinery - Diversified - 0 .42%
Cognex Corp 31,140 1,543
Esab Corp 15,246 901
$ 2,444
Media - 1 .87%
Liberty Broadband Corp - A Shares
(d)
4,731 388
Liberty Broadband Corp - C Shares
(d)
6,365 520
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
15,460 1,044
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
120,725 9,034
$ 10,986
Private Equity - 8 .27%
Ares Management Corp 37,466 3,126
Brookfield Corp 722,568 23,549
KKR & Co Inc 370,839 19,476
Onex Corp 54,494 2,535
$ 48,686
Real Estate - 2 .28%
CBRE Group Inc
(d)
124,583 9,071
Howard Hughes Corp/The
(d)
50,553 4,044
Kennedy-Wilson Holdings Inc 20,106 334
$ 13,449
REITs - 2 .56%
SBA Communications Corp 57,848 15,102
Retail - 10 .74%
CarMax Inc
(d)
204,448 13,142
Dollar General Corp 38,216 8,043
Domino's Pizza Inc 37,828 12,478
O'Reilly Automotive Inc
(d)
32,210 27,346
Ross Stores Inc 20,958 2,224
$ 63,233
Semiconductors - 1 .91%
Microchip Technology Inc 134,034 11,229
Software - 10 .69%
ANSYS Inc
(d)
11,626 3,869
Autodesk Inc
(d)
52,127 10,851
Black Knight Inc
(d)
156,030 8,981
Constellation Software Inc/Canada 3,753 7,048
Guidewire Software Inc
(d)
8,819 724
Lumine Group Inc
(d)
10,483 114
MSCI Inc 8,763 4,904
Roper Technologies Inc 37,588 16,565
Tyler Technologies Inc
(d)
27,911 9,898
$ 62,954
TOTAL COMMON STOCKS $ 589,210
Total Investments $ 589,986
Other Assets and Liabilities -  (0.18)% (1,067)
TOTAL NET ASSETS - 100.00% $ 588,919

Schedule of Investments
MidCap Account
March 31, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $688 or
0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $687 or 0.12% of net assets.
Portfolio Summary
Sector Percent
Consumer, Cyclical 27 .80%
Financial 23 .99%
Industrial 16 .87%
Technology 12 .60%
Consumer, Non-cyclical 9 .58%
Communications 4 .63%
Utilities 3 .59%
Basic Materials 0 .99%
Money Market Funds 0 .13%
Other Assets and Liabilities
( 0 .18 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 1,497 $ 4,786 $ 6,195 $ 88
$ 1,497 $ 4,786 $ 6,195 $ 88
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .64 % Shares Held Value (000's)
Money Market Funds - 1 .64%
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b)
2,637,824 $ 2,638
TOTAL INVESTMENT COMPANIES $ 2,638
COMMON STOCKS - 99 .19 % Shares Held Value (000's)
Aerospace & Defense - 0 .88%
Raytheon Technologies Corp 14,544 $ 1,424
Apparel - 1 .80%
Deckers Outdoor Corp
(c)
5,098 2,292
NIKE Inc 4,956 608
$ 2,900
Automobile Manufacturers - 2 .68%
Cummins Inc 5,321 1,271
PACCAR Inc 24,294 1,778
Tesla Inc
(c)
6,096 1,265
$ 4,314
Banks - 3 .86%
JPMorgan Chase & Co 25,052 3,264
Morgan Stanley 20,714 1,819
PNC Financial Services Group Inc/The 8,930 1,135
$ 6,218
Beverages - 1 .48%
Keurig Dr Pepper Inc 67,464 2,380
Biotechnology - 0 .20%
Provention Bio Inc
(c)
13,674 330
Building Materials - 1 .21%
Trane Technologies PLC 10,567 1,944
Chemicals - 2 .54%
Air Products and Chemicals Inc 4,121 1,184
Albemarle Corp 4,975 1,100
FMC Corp 14,743 1,800
$ 4,084
Commercial Services - 0 .93%
Morningstar Inc 1,905 387
PayPal Holdings Inc
(c)
14,697 1,116
$ 1,503
Computers - 7 .21%
Amdocs Ltd 16,600 1,594
Apple Inc 60,761 10,020
$ 11,614
Consumer Products - 0 .97%
Church & Dwight Co Inc 17,670 1,562
Diversified Financial Services - 7 .06%
Ameriprise Financial Inc 5,958 1,826
BlackRock Inc 1,359 909
Charles Schwab Corp/The 5,202 273
Discover Financial Services 3,262 322
Nasdaq Inc 37,384 2,044
Visa Inc 26,589 5,995
$ 11,369
Electric - 3 .11%
Constellation Energy Corp 20,727 1,627
NextEra Energy Inc 21,509 1,658
Xcel Energy Inc 25,698 1,733
$ 5,018
Energy - Alternate Sources - 0 .10%
Enphase Energy Inc
(c)
759 160
Environmental Control - 1 .17%
Republic Services Inc 13,965 1,888
Food - 1 .01%
Simply Good Foods Co/The
(c)
40,757 1,621
Healthcare - Products - 4 .61%
Abbott Laboratories 21,267 2,154
Cooper Cos Inc/The 2,370 885
Edwards Lifesciences Corp
(c)
4,137 342
GE HealthCare Technologies Inc
(c)
5,051 414
Medtronic PLC 12,221 985
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Thermo Fisher Scientific Inc 4,590 $ 2,646
$ 7,426
Healthcare - Services - 2 .68%
HCA Healthcare Inc 6,199 1,635
UnitedHealth Group Inc 5,674 2,681
$ 4,316
Home Furnishings - 0 .37%
Sonos Inc
(c)
30,481 598
Insurance - 2 .89%
Fidelity National Financial Inc 16,372 572
Marsh & McLennan Cos Inc 11,504 1,916
Progressive Corp/The 15,198 2,174
$ 4,662
Internet - 8 .17%
Airbnb Inc
(c)
7,940 988
Alphabet Inc - A Shares
(c)
47,482 4,925
Amazon.com Inc
(c)
34,751 3,589
Meta Platforms Inc
(c)
14,713 3,118
Shopify Inc
(c)
11,235 539
$ 13,159
Leisure Products & Services - 0 .43%
YETI Holdings Inc
(c)
17,350 694
Machinery - Construction & Mining - 0 .88%
Epiroc AB - A Shares 71,784 1,425
Machinery - Diversified - 0 .94%
Deere & Co 3,667 1,514
Media - 2 .85%
Charter Communications Inc
(c)
1,408 503
Comcast Corp - Class A 68,762 2,607
Nexstar Media Group Inc 4,148 716
Walt Disney Co/The
(c)
7,627 764
$ 4,590
Miscellaneous Manufacturers - 1 .38%
Parker-Hannifin Corp 6,629 2,228
Oil & Gas - 4 .04%
Chevron Corp 16,202 2,643
EOG Resources Inc 13,248 1,519
Helmerich & Payne Inc 10,834 387
Marathon Petroleum Corp 14,506 1,956
$ 6,505
Oil & Gas Services - 0 .18%
Schlumberger NV 5,945 292
Pharmaceuticals - 5 .88%
Bristol-Myers Squibb Co 15,901 1,102
CVS Health Corp 21,057 1,565
Eli Lilly & Co 4,414 1,516
Merck & Co Inc 12,256 1,304
Novartis AG ADR 12,198 1,122
Pfizer Inc 36,961 1,508
Roche Holding AG ADR 33,059 1,185
SIGA Technologies Inc 30,432 175
$ 9,477
REITs - 2 .70%
Alexandria Real Estate Equities Inc 4,446 558
American Tower Corp 5,283 1,080
Extra Space Storage Inc 3,468 565
Host Hotels & Resorts Inc 100,575 1,658
Prologis Inc 3,875 484
$ 4,345
Retail - 5 .77%
Chipotle Mexican Grill Inc
(c)
639 1,091
Costco Wholesale Corp 3,956 1,966
Home Depot Inc/The 4,093 1,208
Lululemon Athletica Inc
(c)
1,526 556
O'Reilly Automotive Inc
(c)
1,797 1,525
Starbucks Corp 3,344 348
Target Corp 3,326 551

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Tractor Supply Co 8,704 $ 2,046
$ 9,291
Semiconductors - 5 .96%
Broadcom Inc 5,270 3,381
Lam Research Corp 3,351 1,776
Microchip Technology Inc 19,072 1,598
NVIDIA Corp 10,244 2,846
$ 9,601
Software - 10 .29%
Adobe Inc
(c)
6,450 2,486
Fair Isaac Corp
(c)
2,752 1,934
Microsoft Corp 31,558 9,098
Roper Technologies Inc 3,547 1,563
Salesforce Inc
(c)
5,235 1,046
ServiceNow Inc
(c)
982 456
$ 16,583
Telecommunications - 1 .25%
T-Mobile US Inc
(c)
13,928 2,017
Transportation - 1 .71%
Expeditors International of Washington Inc 13,264 1,461
Union Pacific Corp 6,391 1,286
$ 2,747
TOTAL COMMON STOCKS $ 159,799
Total Investments $ 162,437
Other Assets and Liabilities -  (0.83)% (1,333)
TOTAL NET ASSETS - 100.00% $ 161,104
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Technology 23 .46%
Consumer, Non-cyclical 17 .76%
Financial 16 .51%
Communications 12 .27%
Consumer, Cyclical 11 .05%
Industrial 8 .17%
Energy 4 .32%
Utilities 3 .11%
Basic Materials 2 .54%
Money Market Funds 1 .64%
Other Assets and Liabilities
( 0 .83 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 1,401 $ 12,579 $ 11,342 $ 2,638
$ 1,401 $ 12,579 $ 11,342 $ 2,638
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 34 $ — $ — $ —
$ 34 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .56%
Blue Chip Fund
(a),(b)
36,640 $ 1,127
Core Fixed Income Fund
(a)
1,371,333 11,821
Diversified International Fund
(a)
132,829 1,635
Diversified Real Asset Fund
(a)
73,325 812
International Small Company Fund
(a)
31,149 301
LargeCap Growth Fund I
(a),(b)
76,436 1,134
MidCap Fund
(a),(b)
5,791 191
MidCap Value Fund I
(a)
47,276 743
Origin Emerging Markets Fund
(a)
40,755 388
SmallCap Growth Fund I
(a),(b)
17,782 230
SmallCap Value Fund II
(a)
21,776 235
$ 18,617
Principal Funds, Inc. Institutional Class - 44 .45%
Equity Income Fund
(a)
31,731 1,101
High Income Fund
(a)
276,465 2,209
Inflation Protection Fund
(a)
275,742 2,192
LargeCap S&P 500 Index Fund
(a)
54,710 1,133
LargeCap Value Fund III
(a)
64,600 1,078
MidCap Growth Fund III
(a),(b)
49,366 550
Overseas Fund
(a)
83,494 861
Short-Term Income Fund
(a)
496,110 5,770
$ 14,894
TOTAL INVESTMENT COMPANIES $ 33,511
Total Investments $ 33,511
Other Assets and Liabilities -  (0.01)% (3)
TOTAL NET ASSETS - 100.00% $ 33,508
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 70 .51%
Domestic Equity Funds 22 .45%
International Equity Funds 4 .63%
Specialty Funds 2 .42%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 1,063 $ 50 $ 79 $ 1,127
Core Fixed Income Fund 11,773 644 877 11,821
Diversified International Fund 1,557 79 126 1,635
Diversified Real Asset Fund 825 43 61 812
Equity Income Fund 1,131 56 80 1,101
High Income Fund 2,187 140 162 2,209
Inflation Protection Fund 2,173 102 163 2,192
International Small Company Fund 291 15 25 301
LargeCap Growth Fund I 1,032 50 79 1,134
LargeCap S&P 500 Index Fund 1,082 50 79 1,133
LargeCap Value Fund III 1,123 50 80 1,078
MidCap Fund 187 10 16 191
MidCap Growth Fund III 519 25 41 550
MidCap Value Fund I 750 34 54 743
Origin Emerging Markets Fund 374 19 30 388
Overseas Fund 790 33 53 861
Short-Term Income Fund 5,831 311 428 5,770
SmallCap Growth Fund I 223 12 19 230
SmallCap Value Fund II 235 12 20 235
$ 33,146 $ 1,735 $ 2,472 $ 33,511
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (5) $ — $ 98
Core Fixed Income Fund 93 — — 281
Diversified International Fund — 2 — 123
Diversified Real Asset Fund 4 — — 5
Equity Income Fund 6 — — (6)
High Income Fund 38 — — 44
Inflation Protection Fund — 1 — 79
International Small Company Fund — — — 20
LargeCap Growth Fund I — 2 — 129
LargeCap S&P 500 Index Fund — 1 — 79
LargeCap Value Fund III — (1) — (14)
MidCap Fund — — — 10
MidCap Growth Fund III — 1 — 46
MidCap Value Fund I — — — 13
Origin Emerging Markets Fund — — — 25
Overseas Fund — — — 91
Short-Term Income Fund 43 — — 56
SmallCap Growth Fund I — (1) — 15
SmallCap Value Fund II — — — 8
$ 184 $ — $ — $ 1,102
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .46%
Blue Chip Fund
(a),(b)
218,478 $ 6,722
Core Fixed Income Fund
(a)
5,775,786 49,787
Diversified International Fund
(a)
779,994 9,602
Diversified Real Asset Fund
(a)
330,721 3,661
International Small Company Fund
(a)
183,336 1,773
LargeCap Growth Fund I
(a),(b)
455,371 6,758
MidCap Fund
(a),(b)
34,016 1,122
MidCap Value Fund I
(a)
278,719 4,379
Origin Emerging Markets Fund
(a)
242,434 2,308
SmallCap Growth Fund I
(a),(b)
100,641 1,300
SmallCap Value Fund II
(a)
123,398 1,334
$ 88,746
Principal Funds, Inc. Institutional Class - 41 .54%
Equity Income Fund
(a)
189,248 6,567
High Income Fund
(a)
1,069,549 8,546
Inflation Protection Fund
(a)
1,066,018 8,475
LargeCap S&P 500 Index Fund
(a)
327,458 6,778
LargeCap Value Fund III
(a)
385,852 6,440
MidCap Growth Fund III
(a),(b)
291,454 3,250
Overseas Fund
(a)
506,356 5,220
Short-Term Income Fund
(a)
1,529,215 17,785
$ 63,061
TOTAL INVESTMENT COMPANIES $ 151,807
Total Investments $ 151,807
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 151,803
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 62 .05%
Domestic Equity Funds 29 .41%
International Equity Funds 6 .13%
Specialty Funds 2 .41%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 6,417 $ 228 $ 489 $ 6,722
Core Fixed Income Fund 50,242 2,187 3,843 49,787
Diversified International Fund 9,272 361 772 9,602
Diversified Real Asset Fund 3,769 155 291 3,661
Equity Income Fund 6,821 265 487 6,567
High Income Fund 8,573 453 656 8,546
Inflation Protection Fund 8,517 306 655 8,475
International Small Company Fund 1,735 68 145 1,773
LargeCap Growth Fund I 6,226 228 488 6,758
LargeCap S&P 500 Index Fund 6,542 217 465 6,778
LargeCap Value Fund III 6,788 228 488 6,440
MidCap Fund 1,116 49 105 1,122
MidCap Growth Fund III 3,098 111 238 3,250
MidCap Value Fund I 4,481 157 337 4,379
Origin Emerging Markets Fund 2,256 87 185 2,308
Overseas Fund 4,846 155 331 5,220
Short-Term Income Fund 18,211 770 1,370 17,785
SmallCap Growth Fund I 1,288 62 132 1,300
SmallCap Value Fund II 1,358 62 133 1,334
$ 151,556 $ 6,149 $ 11,610 $ 151,807
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 78 $ — $ 488
Core Fixed Income Fund 392 (83) — 1,284
Diversified International Fund — 14 — 727
Diversified Real Asset Fund 19 — — 28
Equity Income Fund 37 (5) — (27)
High Income Fund 147 (15) — 191
Inflation Protection Fund — 4 — 303
International Small Company Fund — 3 — 112
LargeCap Growth Fund I — 14 — 778
LargeCap S&P 500 Index Fund — 3 — 481
LargeCap Value Fund III — (2) — (86)
MidCap Fund — 9 — 53
MidCap Growth Fund III — 7 — 272
MidCap Value Fund I — (1) — 79
Origin Emerging Markets Fund — 1 — 149
Overseas Fund — 1 — 549
Short-Term Income Fund 130 2 — 172
SmallCap Growth Fund I — 20 — 62
SmallCap Value Fund II — 3 — 44
$ 725 $ 53 $ — $ 5,659
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69 .36%
Blue Chip Fund
(a),(b)
483,085 $ 14,865
Core Fixed Income Fund
(a)
9,435,405 81,333
Diversified International Fund
(a)
1,737,484 21,388
International Small Company Fund
(a)
408,195 3,947
LargeCap Growth Fund I
(a),(b)
1,007,455 14,951
MidCap Fund
(a),(b)
73,843 2,435
MidCap Value Fund I
(a)
604,061 9,490
Origin Emerging Markets Fund
(a)
529,280 5,039
Real Estate Securities Fund
(a)
214,381 5,550
SmallCap Growth Fund I
(a),(b)
232,466 3,004
SmallCap Value Fund II
(a)
284,191 3,072
$ 165,074
Principal Funds, Inc. Institutional Class - 30 .64%
Equity Income Fund
(a)
417,876 14,500
High Income Fund
(a)
1,369,767 10,944
LargeCap S&P 500 Index Fund
(a)
720,709 14,919
LargeCap Value Fund III
(a)
851,634 14,214
MidCap Growth Fund III
(a),(b)
633,975 7,069
Overseas Fund
(a)
1,092,953 11,268
$ 72,914
TOTAL INVESTMENT COMPANIES $ 237,988
Total Investments $ 237,988
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 237,984
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 47 .76%
Domestic Equity Funds 43 .72%
International Equity Funds 8 .52%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 13,707 $ 531 $ 595 $ 14,865
Core Fixed Income Fund 79,204 3,777 3,532 81,333
Diversified International Fund 19,883 852 955 21,388
Equity Income Fund 14,552 611 595 14,500
High Income Fund 10,594 605 473 10,944
International Small Company Fund 3,716 159 178 3,947
LargeCap Growth Fund I 13,303 531 594 14,951
LargeCap S&P 500 Index Fund 13,939 531 594 14,919
LargeCap Value Fund III 14,463 531 594 14,214
MidCap Fund 2,318 109 123 2,435
MidCap Growth Fund III 6,507 258 290 7,069
MidCap Value Fund I 9,368 367 410 9,490
Origin Emerging Markets Fund 4,743 204 228 5,039
Overseas Fund 10,149 363 408 11,268
Real Estate Securities Fund 5,401 257 254 5,550
SmallCap Growth Fund I 2,836 154 173 3,004
SmallCap Value Fund II 2,986 150 168 3,072
$ 227,669 $ 9,990 $ 10,164 $ 237,988
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 2 $ — $ 1,220
Core Fixed Income Fund 625 — — 1,884
Diversified International Fund — 7 — 1,601
Equity Income Fund 80 — — (68)
High Income Fund 184 — — 218
International Small Company Fund — — — 250
LargeCap Growth Fund I — 1 — 1,710
LargeCap S&P 500 Index Fund — 5 — 1,038
LargeCap Value Fund III — 1 — (187)
MidCap Fund — 1 — 130
MidCap Growth Fund III — 4 — 590
MidCap Value Fund I — (1) — 166
Origin Emerging Markets Fund — 2 — 318
Overseas Fund — 1 — 1,163
Real Estate Securities Fund 31 — — 146
SmallCap Growth Fund I — — — 187
SmallCap Value Fund II — — — 104
$ 920 $ 23 $ — $ 10,470
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62 .10%
Blue Chip Fund
(a),(b)
344,723 $ 10,607
Core Fixed Income Fund
(a)
2,131,254 18,371
Diversified International Fund
(a)
1,239,041 15,253
International Small Company Fund
(a)
286,604 2,771
LargeCap Growth Fund I
(a),(b)
719,519 10,678
MidCap Fund
(a),(b)
64,760 2,136
MidCap Value Fund I
(a)
428,751 6,736
Origin Emerging Markets Fund
(a)
379,454 3,612
Real Estate Securities Fund
(a)
113,472 2,938
SmallCap Growth Fund I
(a),(b)
165,348 2,136
SmallCap Value Fund II
(a)
201,644 2,180
$ 77,418
Principal Funds, Inc. Institutional Class - 37 .90%
Equity Income Fund
(a)
297,272 10,315
High Income Fund
(a)
450,133 3,597
LargeCap S&P 500 Index Fund
(a)
513,732 10,634
LargeCap Value Fund III
(a)
606,509 10,123
MidCap Growth Fund III
(a),(b)
410,886 4,581
Overseas Fund
(a)
776,357 8,004
$ 47,254
TOTAL INVESTMENT COMPANIES $ 124,672
Total Investments $ 124,672
Other Assets and Liabilities -  0.00% (3)
TOTAL NET ASSETS - 100.00% $ 124,669
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 58 .60%
Fixed Income Funds 29 .86%
International Equity Funds 11 .54%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 9,742 $ 472 $ 477 $ 10,607
Core Fixed Income Fund 17,811 1,025 894 18,371
Diversified International Fund 14,115 749 758 15,253
Equity Income Fund 10,321 530 478 10,315
High Income Fund 3,467 233 174 3,597
International Small Company Fund 2,597 137 139 2,771
LargeCap Growth Fund I 9,456 472 477 10,678
LargeCap S&P 500 Index Fund 9,896 460 465 10,634
LargeCap Value Fund III 10,269 472 477 10,123
MidCap Fund 2,024 96 98 2,136
MidCap Growth Fund III 4,200 221 223 4,581
MidCap Value Fund I 6,628 318 321 6,736
Origin Emerging Markets Fund 3,386 181 183 3,612
Overseas Fund 7,181 320 324 8,004
Real Estate Securities Fund 2,850 162 147 2,938
SmallCap Growth Fund I 2,006 128 129 2,136
SmallCap Value Fund II 2,110 128 129 2,180
$ 118,059 $ 6,104 $ 5,893 $ 124,672
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ 870
Core Fixed Income Fund 142 1 — 428
Diversified International Fund — 1 — 1,146
Equity Income Fund 58 (3) — (55)
High Income Fund 61 — — 71
International Small Company Fund — — — 176
LargeCap Growth Fund I — (1) — 1,228
LargeCap S&P 500 Index Fund — 3 — 740
LargeCap Value Fund III — 1 — (142)
MidCap Fund — 1 — 113
MidCap Growth Fund III — — — 383
MidCap Value Fund I — — — 111
Origin Emerging Markets Fund — — — 228
Overseas Fund — — — 827
Real Estate Securities Fund 16 — — 73
SmallCap Growth Fund I — 1 — 130
SmallCap Value Fund II — — — 71
$ 277 $ 4 $ — $ 6,398
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .08%
Blue Chip Fund
(a),(b)
195,342 $ 6,011
Core Fixed Income Fund
(a)
225,161 1,941
Diversified International Fund
(a)
702,203 8,644
International Small Company Fund
(a)
161,035 1,557
LargeCap Growth Fund I
(a),(b)
407,893 6,053
MidCap Fund
(a),(b)
36,771 1,213
MidCap Value Fund I
(a)
243,127 3,819
Origin Emerging Markets Fund
(a)
216,626 2,062
Real Estate Securities Fund
(a)
55,659 1,441
SmallCap Growth Fund I
(a),(b)
92,617 1,197
SmallCap Value Fund II
(a)
112,877 1,220
$ 35,158
Principal Funds, Inc. Institutional Class - 41 .92%
Equity Income Fund
(a)
168,753 5,856
High Income Fund
(a)
79,045 632
LargeCap S&P 500 Index Fund
(a)
291,141 6,027
LargeCap Value Fund III
(a)
343,333 5,730
MidCap Growth Fund III
(a),(b)
233,314 2,601
Overseas Fund
(a)
439,322 4,529
$ 25,375
TOTAL INVESTMENT COMPANIES $ 60,533
Total Investments $ 60,533
Other Assets and Liabilities -  0.00% (3)
TOTAL NET ASSETS - 100.00% $ 60,530
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .01%
Fixed Income Funds 18 .53%
International Equity Funds 13 .46%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 5,494 $ 341 $ 319 $ 6,011
Core Fixed Income Fund 1,874 139 116 1,941
Diversified International Fund 7,961 545 511 8,644
Equity Income Fund 5,835 374 319 5,856
High Income Fund 606 51 37 632
International Small Company Fund 1,452 100 93 1,557
LargeCap Growth Fund I 5,333 341 320 6,053
LargeCap S&P 500 Index Fund 5,581 341 319 6,027
LargeCap Value Fund III 5,789 341 320 5,730
MidCap Fund 1,144 71 67 1,213
MidCap Growth Fund III 2,372 163 154 2,601
MidCap Value Fund I 3,741 232 218 3,819
Origin Emerging Markets Fund 1,924 133 124 2,062
Overseas Fund 4,047 234 220 4,529
Real Estate Securities Fund 1,391 99 86 1,441
SmallCap Growth Fund I 1,117 96 90 1,197
SmallCap Value Fund II 1,174 96 90 1,220
$ 56,835 $ 3,697 $ 3,403 $ 60,533
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 2 $ — $ 493
Core Fixed Income Fund 15 — — 44
Diversified International Fund — 3 — 646
Equity Income Fund 33 (1) — (33)
High Income Fund 11 — — 12
International Small Company Fund — — — 98
LargeCap Growth Fund I — 3 — 696
LargeCap S&P 500 Index Fund — 4 — 420
LargeCap Value Fund III — 1 — (81)
MidCap Fund — — — 65
MidCap Growth Fund III — — — 220
MidCap Value Fund I — — — 64
Origin Emerging Markets Fund — — — 129
Overseas Fund — — — 468
Real Estate Securities Fund 8 — — 37
SmallCap Growth Fund I — 1 — 73
SmallCap Value Fund II — — — 40
$ 67 $ 13 $ — $ 3,391
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .08%
Blue Chip Fund
(a),(b)
51,533 $ 1,586
Core Fixed Income Fund
(a)
59,960 517
Diversified International Fund
(a)
185,400 2,282
International Small Company Fund
(a)
42,666 413
LargeCap Growth Fund I
(a),(b)
107,576 1,596
MidCap Fund
(a),(b)
9,711 320
MidCap Value Fund I
(a)
64,314 1,010
Origin Emerging Markets Fund
(a)
57,395 546
Real Estate Securities Fund
(a)
14,619 379
SmallCap Growth Fund I
(a),(b)
24,606 318
SmallCap Value Fund II
(a)
29,987 324
$ 9,291
Principal Funds, Inc. Institutional Class - 41 .95%
Equity Income Fund
(a)
44,712 1,552
High Income Fund
(a)
21,056 168
LargeCap S&P 500 Index Fund
(a)
76,845 1,591
LargeCap Value Fund III
(a)
90,715 1,514
MidCap Growth Fund III
(a),(b)
61,675 688
Overseas Fund
(a)
116,230 1,198
$ 6,711
TOTAL INVESTMENT COMPANIES $ 16,002
Total Investments $ 16,002
Other Assets and Liabilities -  (0.03)% (4)
TOTAL NET ASSETS - 100.00% $ 15,998
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .00%
Fixed Income Funds 18 .55%
International Equity Funds 13 .48%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 1,461 $ 102 $ 105 $ 1,586
Core Fixed Income Fund 503 41 38 517
Diversified International Fund 2,118 163 170 2,282
Equity Income Fund 1,556 110 105 1,552
High Income Fund 163 15 13 168
International Small Company Fund 388 30 32 413
LargeCap Growth Fund I 1,419 102 106 1,596
LargeCap S&P 500 Index Fund 1,484 102 106 1,591
LargeCap Value Fund III 1,539 102 107 1,514
MidCap Fund 304 21 22 320
MidCap Growth Fund III 632 49 51 688
MidCap Value Fund I 996 69 72 1,010
Origin Emerging Markets Fund 513 40 42 546
Overseas Fund 1,077 70 73 1,198
Real Estate Securities Fund 368 29 28 379
SmallCap Growth Fund I 299 29 30 318
SmallCap Value Fund II 314 29 30 324
$ 15,134 $ 1,103 $ 1,130 $ 16,002
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ 128
Core Fixed Income Fund 4 — — 11
Diversified International Fund — — — 171
Equity Income Fund 9 — — (9)
High Income Fund 3 — — 3
International Small Company Fund — — — 27
LargeCap Growth Fund I — — — 181
LargeCap S&P 500 Index Fund — — — 111
LargeCap Value Fund III — — — (20)
MidCap Fund — — — 17
MidCap Growth Fund III — — — 58
MidCap Value Fund I — — — 17
Origin Emerging Markets Fund — — — 35
Overseas Fund — — — 124
Real Estate Securities Fund 2 — — 10
SmallCap Growth Fund I — — — 20
SmallCap Value Fund II — — — 11
$ 18 $ — $ — $ 895
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .53%
Blue Chip Fund
(a),(b)
26,217 $ 807
Core Fixed Income Fund
(a)
974,074 8,397
Diversified International Fund
(a)
92,969 1,145
Diversified Real Asset Fund
(a)
54,318 601
International Small Company Fund
(a)
22,682 219
LargeCap Growth Fund I
(a),(b)
54,540 809
MidCap Fund
(a),(b)
4,127 136
MidCap Value Fund I
(a)
33,650 529
Origin Emerging Markets Fund
(a)
29,407 280
SmallCap Growth Fund I
(a),(b)
12,413 160
SmallCap Value Fund II
(a)
15,258 165
$ 13,248
Principal Funds, Inc. Institutional Class - 44 .49%
Equity Income Fund
(a)
22,885 794
High Income Fund
(a)
196,361 1,569
Inflation Protection Fund
(a)
195,723 1,556
LargeCap S&P 500 Index Fund
(a)
39,156 811
LargeCap Value Fund III
(a)
46,325 773
MidCap Growth Fund III
(a),(b)
34,974 390
Overseas Fund
(a)
60,629 625
Short-Term Income Fund
(a)
352,409 4,098
$ 10,616
TOTAL INVESTMENT COMPANIES $ 23,864
Total Investments $ 23,864
Other Assets and Liabilities -  (0.02)% (4)
TOTAL NET ASSETS - 100.00% $ 23,860
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 70 .26%
Domestic Equity Funds 22 .52%
International Equity Funds 4 .72%
Specialty Funds 2 .52%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 777 $ 20 $ 58 $ 807
Core Fixed Income Fund 8,556 286 647 8,397
Diversified International Fund 1,117 32 93 1,145
Diversified Real Asset Fund 623 19 45 601
Equity Income Fund 831 24 58 794
High Income Fund 1,589 68 121 1,569
Inflation Protection Fund 1,579 41 120 1,556
International Small Company Fund 216 6 17 219
LargeCap Growth Fund I 753 20 59 809
LargeCap S&P 500 Index Fund 791 20 58 811
LargeCap Value Fund III 822 20 59 773
MidCap Fund 136 4 12 136
MidCap Growth Fund III 375 10 29 390
MidCap Value Fund I 545 14 41 529
Origin Emerging Markets Fund 277 8 23 280
Overseas Fund 584 13 39 625
Short-Term Income Fund 4,237 137 316 4,098
SmallCap Growth Fund I 160 5 16 160
SmallCap Value Fund II 169 5 14 165
$ 24,137 $ 752 $ 1,825 $ 23,864
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (10) $ — $ 78
Core Fixed Income Fund 66 (19) — 221
Diversified International Fund — 2 — 87
Diversified Real Asset Fund 3 — — 4
Equity Income Fund 5 (1) — (2)
High Income Fund 27 (6) — 39
Inflation Protection Fund — 1 — 55
International Small Company Fund — — — 14
LargeCap Growth Fund I — 3 — 92
LargeCap S&P 500 Index Fund — (2) — 60
LargeCap Value Fund III — — — (10)
MidCap Fund — (2) — 10
MidCap Growth Fund III — 2 — 32
MidCap Value Fund I — 1 — 10
Origin Emerging Markets Fund — — — 18
Overseas Fund — 1 — 66
Short-Term Income Fund 30 1 — 39
SmallCap Growth Fund I — — — 11
SmallCap Value Fund II — — — 5
$ 131 $ (29) $ — $ 829
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .11 % Shares Held Value (000's)
Money Market Funds - 0 .11%
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b)
146,937 $ 147
TOTAL INVESTMENT COMPANIES $ 147
COMMON STOCKS - 99 .46 % Shares Held Value (000's)
Entertainment - 1 .13%
Marriott Vacations Worldwide Corp 11,345 $ 1,530
REITs - 98 .33%
Agree Realty Corp 26,057 1,788
Alexandria Real Estate Equities Inc 36,019 4,524
American Homes 4 Rent 145,974 4,591
American Tower Corp 26,682 5,452
Apartment Income REIT Corp 69,696 2,496
Apple Hospitality REIT Inc 77,028 1,195
AvalonBay Communities Inc 39,569 6,650
Boston Properties Inc 15,605 844
Broadstone Net Lease Inc 115,718 1,968
Cousins Properties Inc 72,404 1,548
CubeSmart 81,180 3,752
DiamondRock Hospitality Co 109,840 893
Digital Realty Trust Inc 46,371 4,559
Equinix Inc 7,042 5,078
Equity LifeStyle Properties Inc 63,758 4,280
Equity Residential 18,920 1,135
Essex Property Trust Inc 23,804 4,978
Extra Space Storage Inc 39,930 6,506
First Industrial Realty Trust Inc 68,794 3,660
Gaming and Leisure Properties Inc 63,682 3,315
Healthcare Realty Trust Inc 81,435 1,574
InvenTrust Properties Corp 29,655 694
Invitation Homes Inc 158,075 4,937
Kilroy Realty Corp 44,747 1,450
Medical Properties Trust Inc 44,737 368
National Health Investors Inc 13,990 722
NETSTREIT Corp 47,180 862
Prologis Inc 84,152 10,500
Public Storage 10,240 3,094
Regency Centers Corp 61,496 3,762
Rexford Industrial Realty Inc 86,698 5,171
Sabra Health Care REIT Inc 131,359 1,511
Saul Centers Inc 15,647 610
Simon Property Group Inc 16,701 1,870
Sun Communities Inc 38,611 5,439
Terreno Realty Corp 38,428 2,482
Ventas Inc 142,182 6,164
VICI Properties Inc 205,666 6,709
Welltower Inc 84,637 6,068
$ 133,199
TOTAL COMMON STOCKS $ 134,729
Total Investments $ 134,876
Other Assets and Liabilities -  0.43% 586
TOTAL NET ASSETS - 100.00% $ 135,462
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 98 .33%
Consumer, Cyclical 1 .13%
Money Market Funds 0 .11%
Other Assets and Liabilities
0 .43%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 1,325 $ 4,423 $ 5,601 $ 147
$ 1,325 $ 4,423 $ 5,601 $ 147
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 1 .71%
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b)
9,906,673 $ 9,907
Principal Exchange-Traded Funds - 7 .57%
Principal U.S. Mega-Cap ETF
(a)
950,807 37,847
Principal U.S. Small-Cap Multi-Factor ETF
(a)
146,600 5,877
$ 43,724
Principal Funds, Inc. Class R-6 - 49 .18%
Blue Chip Fund
(a),(c)
2,166,412 66,660
Core Fixed Income Fund
(a)
9,826,220 84,702
Diversified International Fund
(a)
2,159,910 26,589
Diversified Real Asset Fund
(a)
1,599,009 17,701
High Yield Fund
(a)
2,143,876 13,807
International Small Company Fund
(a)
648,523 6,271
LargeCap Growth Fund I
(a),(c)
727,563 10,797
Origin Emerging Markets Fund
(a)
2,426,546 23,101
Small-MidCap Dividend Income Fund
(a)
719,773 11,113
Spectrum Preferred and Capital Securities Income
Fund
(a)
2,765,101 23,393
$ 284,134
Principal Funds, Inc. Institutional Class - 26 .98%
Bond Market Index Fund
(a)
5,893,788 50,981
Finisterre Emerging Markets Total Return Bond
Fund
(a)
887,784 7,653
Inflation Protection Fund
(a)
1,337,673 10,634
LargeCap Value Fund III
(a)
653,056 10,900
Overseas Fund
(a)
1,163,292 11,994
Principal Capital Appreciation Fund
(a)
789,319 46,278
Short-Term Income Fund
(a)
1,498,148 17,423
$ 155,863
Principal Variable Contracts Funds, Inc.  Class 1 - 14 .58%
Equity Income Account
(a)
2,042,602 54,272
Government & High Quality Bond Account
(a)
1,007,118 8,530
MidCap Account
(a)
396,121 21,442
$ 84,244
TOTAL INVESTMENT COMPANIES $ 577,872
Total Investments $ 577,872
Other Assets and Liabilities -  (0.02)% (127)
TOTAL NET ASSETS - 100.00% $ 577,745
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 45 .90%
Fixed Income Funds 42 .18%
International Equity Funds 7 .17%
Specialty Funds 3 .06%
Money Market Funds 1 .71%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
March 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 64,772 $ 1,306 $ 5,166 $ 66,660
Bond Market Index Fund 49,940 32 595 50,981
Core Fixed Income Fund 62,270 21,497 541 84,702
Diversified International Fund 27,877 7 3,427 26,589
Diversified Real Asset Fund 25,869 137 8,267 17,701
Equity Income Account 59,894 15 5,844 54,272
Finisterre Emerging Markets Total Return Bond Fund 7,568 122 135 7,653
Global Real Estate Securities Fund 2,661 — 2,794 —
Government & High Quality Bond Account 14,369 — 6,311 8,530
High Yield Fund 15,431 214 2,188 13,807
Inflation Protection Fund 11,848 3 1,618 10,634
International Small Company Fund 6,116 2 254 6,271
LargeCap Growth Fund I 9,405 703 563 10,797
LargeCap Value Fund III 17,483 4 6,602 10,900
MidCap Account 24,449 6 4,353 21,442
Origin Emerging Markets Fund 20,740 1,528 566 23,101
Overseas Fund 9,765 1,374 326 11,994
Principal Capital Appreciation Fund 45,157 28 1,546 46,278
Principal Government Money Market Fund - Class R-6 4.72% 5,699 10,086 5,878 9,907
Principal U.S. Mega-Cap ETF 34,286 — — 37,847
Principal U.S. Small-Cap Multi-Factor ETF 7,373 — 1,697 5,877
Short-Term Income Fund 17,438 132 312 17,423
Small-MidCap Dividend Income Fund — 11,779 245 11,113
Spectrum Preferred and Capital Securities Income Fund 27,757 325 3,983 23,393
$ 568,167 $ 49,300 $ 63,211 $ 577,872
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (614) $ — $ 6,362
Bond Market Index Fund — (28) — 1,632
Core Fixed Income Fund 637 (73) — 1,549
Diversified International Fund — (674) — 2,806
Diversified Real Asset Fund 129 (1,477) — 1,439
Equity Income Account — (677) — 884
Finisterre Emerging Markets Total Return Bond Fund 117 (28) — 126
Global Real Estate Securities Fund — 579 — (446)
Government & High Quality Bond Account — (545) — 1,017
High Yield Fund 210 (243) — 593
Inflation Protection Fund — (192) — 593
International Small Company Fund — (52) — 459
LargeCap Growth Fund I — (271) — 1,523
LargeCap Value Fund III — (808) — 823
MidCap Account — (1,487) — 2,827
Origin Emerging Markets Fund — (229) — 1,628
Overseas Fund — (28) — 1,209
Principal Capital Appreciation Fund — (416) — 3,055
Principal Government Money Market Fund - Class R-6 4.72% 38 — — —
Principal U.S. Mega-Cap ETF — — — 3,561
Principal U.S. Small-Cap Multi-Factor ETF — 658 — (457)
Short-Term Income Fund 125 (15) — 180
Small-MidCap Dividend Income Fund 47 (7) — (414)
Spectrum Preferred and Capital Securities Income Fund 321 (569) — (137)
$ 1,624 $ (7,196) $ — $ 30,812
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .79%
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b)
1,286,908 $ 1,287
Principal Exchange-Traded Funds - 4 .93%
Principal U.S. Mega-Cap ETF
(a)
169,230 6,736
Principal U.S. Small-Cap Multi-Factor ETF
(a)
32,200 1,291
$ 8,027
Principal Funds, Inc. Class R-6 - 50 .20%
Blue Chip Fund
(a),(c)
422,038 12,986
Core Fixed Income Fund
(a)
4,784,744 41,245
Diversified International Fund
(a)
328,364 4,042
Diversified Real Asset Fund
(a)
367,954 4,073
High Yield Fund
(a)
637,028 4,102
International Small Company Fund
(a)
103,832 1,004
Origin Emerging Markets Fund
(a)
448,582 4,271
Small-MidCap Dividend Income Fund
(a)
119,712 1,848
Spectrum Preferred and Capital Securities Income
Fund
(a)
967,446 8,185
$ 81,756
Principal Funds, Inc. Institutional Class - 31 .78%
Bond Market Index Fund
(a)
2,860,577 24,744
Finisterre Emerging Markets Total Return Bond
Fund
(a)
414,615 3,574
Inflation Protection Fund
(a)
666,976 5,303
Overseas Fund
(a)
164,247 1,694
Principal Capital Appreciation Fund
(a)
148,511 8,707
Short-Term Income Fund
(a)
665,980 7,745
$ 51,767
Principal Variable Contracts Funds, Inc.  Class 1 - 12 .32%
Equity Income Account
(a)
502,412 13,349
Government & High Quality Bond Account
(a)
483,810 4,098
MidCap Account
(a)
48,352 2,617
$ 20,064
TOTAL INVESTMENT COMPANIES $ 162,901
Total Investments $ 162,901
Other Assets and Liabilities -  (0.02)% (38)
TOTAL NET ASSETS - 100.00% $ 162,863
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63 .26%
Domestic Equity Funds 29 .19%
International Equity Funds 4 .28%
Specialty Funds 2 .50%
Money Market Funds 0 .79%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 13,398 $ 323 $ 1,909 $ 12,986
Bond Market Index Fund 24,448 555 1,039 24,744
Core Fixed Income Fund 31,863 10,006 1,369 41,245
Diversified International Fund 4,875 58 1,247 4,042
Diversified Real Asset Fund 4,550 125 622 4,073
Equity Income Account 15,148 291 2,151 13,349
Finisterre Emerging Markets Total Return Bond Fund 4,004 118 602 3,574
Global Real Estate Securities Fund 884 — 927 —
Government & High Quality Bond Account 7,854 58 4,032 4,098
High Yield Fund 4,795 139 941 4,102
Inflation Protection Fund 5,541 86 518 5,303
International Small Company Fund 1,027 24 114 1,004
MidCap Account 4,398 46 2,066 2,617
Origin Emerging Markets Fund 3,684 569 231 4,271
Overseas Fund 1,169 469 99 1,694
Principal Capital Appreciation Fund 8,776 222 792 8,707
Principal Government Money Market Fund - Class R-6 4.72% 1,465 1,592 1,770 1,287
Principal U.S. Mega-Cap ETF 6,103 — — 6,736
Principal U.S. Small-Cap Multi-Factor ETF 1,376 — 120 1,291
Short-Term Income Fund 7,608 291 226 7,745
Small-MidCap Dividend Income Fund — 1,989 74 1,848
Spectrum Preferred and Capital Securities Income Fund 10,339 217 2,110 8,185
$ 163,305 $ 17,178 $ 22,959 $ 162,901
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (268) $ — $ 1,442
Bond Market Index Fund — (50) — 830
Core Fixed Income Fund 313 (206) — 951
Diversified International Fund — (229) — 585
Diversified Real Asset Fund 23 (93) — 113
Equity Income Account — (323) — 384
Finisterre Emerging Markets Total Return Bond Fund 58 (125) — 179
Global Real Estate Securities Fund — 202 — (159)
Government & High Quality Bond Account — (402) — 620
High Yield Fund 64 (67) — 176
Inflation Protection Fund — (61) — 255
International Small Company Fund — (4) — 71
MidCap Account — (638) — 877
Origin Emerging Markets Fund — (95) — 344
Overseas Fund — (6) — 161
Principal Capital Appreciation Fund — (118) — 619
Principal Government Money Market Fund - Class R-6 4.72% 11 — — —
Principal U.S. Mega-Cap ETF — — — 633
Principal U.S. Small-Cap Multi-Factor ETF — 47 — (12)
Short-Term Income Fund 55 (11) — 83
Small-MidCap Dividend Income Fund 8 (6) — (61)
Spectrum Preferred and Capital Securities Income Fund 117 (338) — 77
$ 649 $ (2,791) $ — $ 8,168
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 2 .56%
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b)
9,217,211 $ 9,217
Principal Exchange-Traded Funds - 9 .92%
Principal U.S. Mega-Cap ETF
(a)
776,311 30,901
Principal U.S. Small-Cap Multi-Factor ETF
(a)
121,400 4,867
$ 35,768
Principal Funds, Inc. Class R-6 - 46 .24%
Blue Chip Fund
(a),(c)
1,803,949 55,507
Core Fixed Income Fund
(a)
2,638,786 22,746
Diversified International Fund
(a)
1,875,109 23,083
Diversified Real Asset Fund
(a)
984,715 10,901
High Yield Fund
(a)
548,093 3,530
International Small Company Fund
(a)
548,184 5,301
LargeCap Growth Fund I
(a),(c)
652,693 9,686
Origin Emerging Markets Fund
(a)
2,064,594 19,655
Small-MidCap Dividend Income Fund
(a)
653,777 10,094
Spectrum Preferred and Capital Securities Income
Fund
(a)
742,091 6,278
$ 166,781
Principal Funds, Inc. Institutional Class - 23 .08%
Bond Market Index Fund
(a)
1,554,305 13,445
Finisterre Emerging Markets Total Return Bond
Fund
(a)
335,438 2,892
Inflation Protection Fund
(a)
311,480 2,476
LargeCap Value Fund III
(a)
670,465 11,190
Overseas Fund
(a)
882,189 9,095
Principal Capital Appreciation Fund
(a)
682,048 39,989
Short-Term Income Fund
(a)
356,756 4,149
$ 83,236
Principal Variable Contracts Funds, Inc.  Class 1 - 18 .22%
Equity Income Account
(a)
1,733,664 46,063
Government & High Quality Bond Account
(a)
285,200 2,416
MidCap Account
(a)
318,505 17,241
$ 65,720
TOTAL INVESTMENT COMPANIES $ 360,722
Total Investments $ 360,722
Other Assets and Liabilities -  (0.02)% (87)
TOTAL NET ASSETS - 100.00% $ 360,635
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 62 .53%
Fixed Income Funds 22 .47%
International Equity Funds 9 .44%
Specialty Funds 3 .02%
Money Market Funds 2 .56%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 52,252 $ 658 $ 2,029 $ 55,507
Bond Market Index Fund 12,833 294 98 13,445
Core Fixed Income Fund 17,121 5,256 44 22,746
Diversified International Fund 23,851 172 2,780 23,083
Diversified Real Asset Fund 16,613 229 5,874 10,901
Equity Income Account 48,403 515 3,013 46,063
Finisterre Emerging Markets Total Return Bond Fund 2,849 65 59 2,892
Global Real Estate Securities Fund 1,595 — 1,675 —
Government & High Quality Bond Account 3,539 44 1,280 2,416
High Yield Fund 3,942 82 584 3,530
Inflation Protection Fund 2,364 63 38 2,476
International Small Company Fund 4,990 57 82 5,301
LargeCap Growth Fund I 8,562 252 241 9,686
LargeCap Value Fund III 14,700 106 3,564 11,190
MidCap Account 21,660 123 5,746 17,241
Origin Emerging Markets Fund 16,935 1,864 296 19,655
Overseas Fund 6,698 1,656 107 9,095
Principal Capital Appreciation Fund 38,060 367 685 39,989
Principal Government Money Market Fund - Class R-6 4.72% 2,766 10,791 4,340 9,217
Principal U.S. Mega-Cap ETF 27,994 — — 30,901
Principal U.S. Small-Cap Multi-Factor ETF 6,974 — 2,303 4,867
Short-Term Income Fund 3,958 183 30 4,149
Small-MidCap Dividend Income Fund — 10,527 77 10,094
Spectrum Preferred and Capital Securities Income Fund 7,046 126 700 6,278
$ 345,705 $ 33,430 $ 35,645 $ 360,722
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (456) $ — $ 5,082
Bond Market Index Fund — (3) — 419
Core Fixed Income Fund 168 (6) — 419
Diversified International Fund — (486) — 2,326
Diversified Real Asset Fund 86 (1,113) — 1,046
Equity Income Account — (407) — 565
Finisterre Emerging Markets Total Return Bond Fund 44 (12) — 49
Global Real Estate Securities Fund — 63 — 17
Government & High Quality Bond Account — (116) — 229
High Yield Fund 53 (71) — 161
Inflation Protection Fund — (3) — 90
International Small Company Fund — (16) — 352
LargeCap Growth Fund I — (117) — 1,230
LargeCap Value Fund III — (434) — 382
MidCap Account — (1,919) — 3,123
Origin Emerging Markets Fund — (132) — 1,284
Overseas Fund — (13) — 861
Principal Capital Appreciation Fund — (182) — 2,429
Principal Government Money Market Fund - Class R-6 4.72% 49 — — —
Principal U.S. Mega-Cap ETF — — — 2,907
Principal U.S. Small-Cap Multi-Factor ETF — 883 — (687)
Short-Term Income Fund 29 (2) — 40
Small-MidCap Dividend Income Fund 43 (3) — (353)
Spectrum Preferred and Capital Securities Income Fund 84 (107) — (87)
$ 556 $ (4,652) $ — $ 21,884
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .93%
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b)
1,336,581 $ 1,337
Principal Exchange-Traded Funds - 4 .41%
Principal Active High Yield ETF
(a)
121,116 2,218
Principal U.S. Mega-Cap ETF
(a)
103,407 4,116
$ 6,334
Principal Funds, Inc. Class R-6 - 46 .44%
Blue Chip Fund
(a),(c)
176,830 5,441
Core Fixed Income Fund
(a)
5,007,200 43,162
Diversified International Fund
(a)
258,604 3,184
Global Real Estate Securities Fund
(a)
79,556 697
High Yield Fund
(a)
314,557 2,026
Origin Emerging Markets Fund
(a)
133,205 1,268
Small-MidCap Dividend Income Fund
(a)
173,856 2,684
Spectrum Preferred and Capital Securities Income
Fund
(a)
979,467 8,286
$ 66,748
Principal Funds, Inc. Institutional Class - 38 .52%
Bond Market Index Fund
(a)
3,643,857 31,519
Finisterre Emerging Markets Total Return Bond
Fund
(a)
352,370 3,037
Inflation Protection Fund
(a)
862,435 6,856
Principal Capital Appreciation Fund
(a)
89,305 5,236
Short-Term Income Fund
(a)
749,919 8,722
$ 55,370
Principal Variable Contracts Funds, Inc.  Class 1 - 9 .72%
Equity Income Account
(a)
283,483 7,532
Government & High Quality Bond Account
(a)
759,687 6,435
$ 13,967
TOTAL INVESTMENT COMPANIES $ 143,756
Total Investments $ 143,756
Other Assets and Liabilities -  (0.02)% (34)
TOTAL NET ASSETS - 100.00% $ 143,722
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 80 .32%
Domestic Equity Funds 17 .41%
International Equity Funds 1 .36%
Money Market Funds 0 .93%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 5,608 $ 28 $ 674 $ 5,441
Bond Market Index Fund 29,785 1,472 692 31,519
Core Fixed Income Fund 37,696 5,549 978 43,162
Diversified International Fund 3,148 82 295 3,184
Equity Income Account 9,180 28 1,729 7,532
Finisterre Emerging Markets Total Return Bond Fund 2,946 153 99 3,037
Global Real Estate Securities Fund 868 — 192 697
Government & High Quality Bond Account 9,306 56 3,186 6,435
High Yield Fund 1,989 62 68 2,026
Inflation Protection Fund 7,092 60 545 6,856
Origin Emerging Markets Fund 1,054 150 8 1,268
Principal Active High Yield ETF 3,054 — 914 2,218
Principal Capital Appreciation Fund 5,292 46 406 5,236
Principal Government Money Market Fund - Class R-6 4.72% 1,277 649 589 1,337
Principal U.S. Mega-Cap ETF 3,729 — — 4,116
Short-Term Income Fund 8,599 232 191 8,722
Small-MidCap Dividend Income Fund 1,656 1,275 231 2,684
Spectrum Preferred and Capital Securities Income Fund 10,745 169 2,418 8,286
$ 143,024 $ 10,011 $ 13,215 $ 143,756
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (54) $ — $ 533
Bond Market Index Fund — (33) — 987
Core Fixed Income Fund 329 (156) — 1,051
Diversified International Fund — (17) — 266
Equity Income Account — (254) — 307
Finisterre Emerging Markets Total Return Bond Fund 46 (22) — 59
Global Real Estate Securities Fund — 39 — (18)
Government & High Quality Bond Account — (364) — 623
High Yield Fund 30 (6) — 49
Inflation Protection Fund — (65) — 314
Origin Emerging Markets Fund — (4) — 76
Principal Active High Yield ETF 25 (20) — 98
Principal Capital Appreciation Fund — (59) — 363
Principal Government Money Market Fund - Class R-6 4.72% 15 — — —
Principal U.S. Mega-Cap ETF — — — 387
Short-Term Income Fund 62 (9) — 91
Small-MidCap Dividend Income Fund 12 (32) — 16
Spectrum Preferred and Capital Securities Income Fund 113 (333) — 123
$ 632 $ (1,389) $ — $ 5,325
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 1 .18%
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(b)
4,188,100 $ 4,188
Principal Exchange-Traded Funds - 11 .42%
Principal U.S. Mega-Cap ETF
(a)
862,000 34,312
Principal U.S. Small-Cap Multi-Factor ETF
(a)
154,100 6,178
$ 40,490
Principal Funds, Inc. Class R-6 - 43 .82%
Blue Chip Fund
(a),(c)
2,046,264 62,964
Diversified International Fund
(a)
1,908,724 23,496
Diversified Real Asset Fund
(a)
832,093 9,211
International Small Company Fund
(a)
929,489 8,988
LargeCap Growth Fund I
(a),(c)
794,505 11,791
Origin Emerging Markets Fund
(a)
2,666,813 25,388
Small-MidCap Dividend Income Fund
(a)
877,962 13,556
$ 155,394
Principal Funds, Inc. Institutional Class - 24 .37%
Bond Market Index Fund
(a)
900,407 7,789
LargeCap Value Fund III
(a)
802,637 13,396
Overseas Fund
(a)
1,759,561 18,141
Principal Capital Appreciation Fund
(a)
803,094 47,085
$ 86,411
Principal Variable Contracts Funds, Inc.  Class 1 - 19 .24%
Equity Income Account
(a)
1,903,901 50,587
MidCap Account
(a)
325,816 17,636
$ 68,223
TOTAL INVESTMENT COMPANIES $ 354,706
Total Investments $ 354,706
Other Assets and Liabilities -  (0.03)% (92)
TOTAL NET ASSETS - 100.00% $ 354,614
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 72 .62%
International Equity Funds 14 .80%
Fixed Income Funds 8 .83%
Specialty Funds 2 .60%
Money Market Funds 1 .18%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 57,590 $ 2,455 $ 2,232 $ 62,964
Bond Market Index Fund 9,733 44 2,315 7,789
Diversified International Fund 25,055 115 3,584 23,496
Diversified Real Asset Fund 9,023 171 52 9,211
Equity Income Account 53,712 487 3,798 50,587
International Small Company Fund 8,507 50 141 8,988
LargeCap Growth Fund I 10,225 670 459 11,791
LargeCap Value Fund III 17,244 122 3,895 13,396
MidCap Account 23,458 99 7,229 17,636
Origin Emerging Markets Fund 22,470 1,747 350 25,388
Overseas Fund 14,696 1,977 310 18,141
Principal Capital Appreciation Fund 44,659 438 654 47,085
Principal Government Money Market Fund - Class R-6 4.72% 2,373 5,565 3,750 4,188
Principal U.S. Mega-Cap ETF 31,084 — — 34,312
Principal U.S. Small-Cap Multi-Factor ETF 9,035 — 3,111 6,178
Small-MidCap Dividend Income Fund — 14,285 247 13,556
$ 338,864 $ 28,225 $ 32,127 $ 354,706
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (681) $ — $ 5,832
Bond Market Index Fund — (63) — 390
Diversified International Fund — (702) — 2,612
Diversified Real Asset Fund 47 (6) — 75
Equity Income Account — (518) — 704
International Small Company Fund — (41) — 613
LargeCap Growth Fund I — (51) — 1,406
LargeCap Value Fund III — 101 — (176)
MidCap Account — (2,460) — 3,768
Origin Emerging Markets Fund — (29) — 1,550
Overseas Fund — (36) — 1,814
Principal Capital Appreciation Fund — (175) — 2,817
Principal Government Money Market Fund - Class R-6 4.72% 49 — — —
Principal U.S. Mega-Cap ETF — — — 3,228
Principal U.S. Small-Cap Multi-Factor ETF — 1,188 — (934)
Small-MidCap Dividend Income Fund 57 (7) — (475)
$ 153 $ (3,480) $ — $ 23,224
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.91% Shares Held Value (000's)
Money Market Funds - 2.91%
BlackRock Liquidity FedFund - Institutional
Class 4.72%
(a),(b)
255,000 $ 255
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(c)
3,749,920 3,750
$ 4,005
TOTAL INVESTMENT COMPANIES $ 4,005
BONDS - 88.19%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.18%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 250 $ 246
Agriculture - 0.07%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 93
Airlines - 0.30%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(d)
221 215
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
209 205
$ 420
Automobile Asset Backed Securities - 7.96%
Americredit Automobile Receivables Trust 2022-1
2.05%, 01/20/2026 736 728
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(d)
55 55
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(d)
134 133
CPS Auto Receivables Trust 2022-B
2.88%, 06/15/2026
(d)
1,040 1,024
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
800 795
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
300 296
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 433
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
250 227
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 300 300
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 200 200
Navistar Financial Dealer Note Master Owner
Trust II
5.81%, 05/25/2027
(d)
800 801
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
750 728
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
750 704
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
500 487
Santander Drive Auto Receivables Trust 2022-5
3.98%, 01/15/2025 189 189
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
250 243
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 186
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 600 599
Westlake Automobile Receivables Trust 2021-1
0.64%, 03/16/2026
(d)
198 196
Westlake Automobile Receivables Trust 2021-2
0.32%, 04/15/2025
(d)
132 131
Westlake Automobile Receivables Trust 2022-1
1.97%, 12/16/2024
(d)
723 717
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2022-2
5.69%, 08/15/2025
(d)
$ 377 $ 378
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 325 321
World Omni Auto Receivables Trust 2023-A
4.99%, 07/15/2026 500 500
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 600 599
$ 10,970
Banks - 15.91%
Bank of America Corp
0.98%, 09/25/2025
(e)
1,250 1,166
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
700 629
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
600 549
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 750 737
Bank of Montreal
0.95%, 01/22/2027
(e)
600 536
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
5.12%, 04/26/2024 500 497
Secured Overnight Financing Rate + 0.26%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 271
Barclays PLC
2.28%, 11/24/2027
(e)
500 439
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
500 490
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
400 401
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Citigroup Inc
0.78%, 10/30/2024
(e)
400 389
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(e)
900 802
Secured Overnight Financing Rate + 0.77%
3.50%, 05/15/2023 250 249
4.00%, 08/05/2024 274 269
4.04%, 06/01/2024
(e)
500 498
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
4.21%, 06/12/2024
(d),(e)
600 582
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 175 164
0.96%, 11/08/2023 400 382
Fifth Third Bancorp
3.65%, 01/25/2024 200 195
4.30%, 01/16/2024 400 391
Goldman Sachs Group Inc /The
1.22%, 12/06/2023 500 486
2.64%, 02/24/2028
(e)
300 274
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 489
Secured Overnight Financing Rate + 1.73%
5.63%, 12/09/2026 600 584
Secured Overnight Financing Rate + 0.79%

Schedule of Investments
Short-Term Income Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
$ 200 $ 189
Secured Overnight Financing Rate + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
200 179
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
1,400 1,249
Secured Overnight Financing Rate + 0.80%
1.51%, 06/01/2024
(e)
300 298
Secured Overnight Financing Rate + 1.46%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 600 590
Morgan Stanley
1.59%, 05/04/2027
(e)
250 224
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 274
Secured Overnight Financing Rate + 1.00%
4.10%, 05/22/2023 300 299
5.05%, 01/28/2027
(e)
250 249
Secured Overnight Financing Rate + 1.30%
5.31%, 01/25/2024 750 748
Secured Overnight Financing Rate + 0.46%
5.49%, 01/24/2025 1,000 986
Secured Overnight Financing Rate + 0.63%
NatWest Group PLC
4.27%, 03/22/2025
(e)
250 245
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
200 187
1.60%, 09/29/2026
(d)
750 655
Royal Bank of Canada
0.88%, 01/20/2026 600 539
Societe Generale SA
2.63%, 01/22/2025
(d)
300 281
Toronto-Dominion Bank/The
0.30%, 06/02/2023
(f)
300 297
0.75%, 01/06/2026 300 267
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 307
Secured Overnight Financing Rate + 0.61%
UBS Group AG
1.01%, 07/30/2024
(d),(e)
250 245
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.49%, 08/05/2025
(d),(e)
750 732
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Wells Fargo & Co
1.65%, 06/02/2024
(e)
400 397
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(e)
200 188
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(e)
400 375
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
500 475
3 Month USD LIBOR + 0.83%
$ 21,944
Beverages - 0.75%
JDE Peet's NV
0.80%, 09/24/2024
(d)
500 466
Keurig Dr Pepper Inc
0.75%, 03/15/2024 600 575
$ 1,041
Biotechnology - 1.09%
Amgen Inc
5.15%, 03/02/2028 400 408
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc
0.75%, 09/29/2023 $ 1,124 $ 1,100
$ 1,508
Building Materials - 0.22%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 307
Chemicals - 0.66%
Celanese US Holdings LLC
3.50%, 05/08/2024 200 195
Nutrien Ltd
5.90%, 11/07/2024 450 457
Westlake Corp
3.60%, 08/15/2026 268 256
$ 908
Commercial Mortgage Backed Securities - 10.50%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
545 507
BX 2021-LBA3 Mortgage Trust
5.37%, 10/15/2036
(d)
250 240
1.00 x 1 Month USD LIBOR + 0.69%
BX Commercial Mortgage Trust 2021-21M
5.41%, 10/15/2036
(d)
279 269
1.00 x 1 Month USD LIBOR + 0.73%
BX Commercial Mortgage Trust 2021-ACNT
5.54%, 11/15/2038
(d)
400 384
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
5.36%, 06/15/2038
(d)
295 284
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
5.34%, 05/15/2038
(d)
200 192
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
5.38%, 09/15/2036
(d)
1,000 961
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
5.37%, 10/15/2038
(d)
927 888
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
5.32%, 10/15/2026
(d)
375 359
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
5.19%, 10/15/2036
(d)
750 715
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
5.58%, 11/15/2037
(d)
590 575
1.00 x 1 Month USD LIBOR + 0.90%
Credit Suisse Mortgage Capital Certificates
2019-ICE4
5.66%, 05/15/2036
(d)
698 691
1.00 x 1 Month USD LIBOR + 0.98%
ELP Commercial Mortgage Trust 2021-ELP
5.39%, 11/15/2038
(d)
750 718
1.00 x 1 Month USD LIBOR + 0.70%
Ginnie Mae
0.06%, 02/16/2055
(g),(h)
2,348 2
0.21%, 10/16/2054
(g),(h)
1,302 17
0.31%, 01/16/2055
(g),(h)
2,569 15
0.32%, 01/16/2054
(g),(h)
397 2
0.32%, 09/16/2055
(g),(h)
990 8
0.78%, 06/16/2045
(g),(h)
330 5
JP Morgan Chase Commercial Mortgage
Securities Trust 2021-MHC
5.48%, 04/15/2038
(d)
718 697
1.00 x 1 Month USD LIBOR + 0.80%

Schedule of Investments
Short-Term Income Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Life 2021-BMR Mortgage Trust
5.64%, 03/15/2038
(d)
$ 639 $ 620
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.12%, 05/15/2039
(d)
800 782
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
5.48%, 04/15/2038
(d)
1,200 1,160
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
5.53%, 05/15/2038
(d)
1,300 1,254
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
5.38%, 07/15/2038
(d)
650 625
1.00 x 1 Month USD LIBOR + 0.70%
MHP 2022-MHIL
5.64%, 01/15/2027
(d)
486 466
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.17%, 10/15/2036
(d)
685 653
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
5.42%, 11/15/2038
(d)
500 479
1.00 x 1 Month USD LIBOR + 0.73%
TPGI Trust 2021-DGWD
5.38%, 06/15/2026
(d)
950 913
1.00 x 1 Month USD LIBOR + 0.70%
$ 14,481
Computers - 1.36%
Apple Inc
1.13%, 05/11/2025 1,200 1,126
Dell International LLC / EMC Corp
5.25%, 02/01/2028 400 404
5.45%, 06/15/2023 52 52
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 298
$ 1,880
Consumer Products - 0.33%
Avery Dennison Corp
0.85%, 08/15/2024 475 449
Diversified Financial Services - 0.51%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 500 467
Capital One Financial Corp
3.90%, 01/29/2024 242 238
$ 705
Electric - 8.00%
AES Corp/The
1.38%, 01/15/2026 400 360
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 133
3.75%, 06/15/2023
(d)
900 897
American Electric Power Co Inc
2.03%, 03/15/2024 350 338
5.29%, 11/01/2023 600 597
3 Month USD LIBOR + 0.48%
Black Hills Corp
1.04%, 08/23/2024 550 517
4.25%, 11/30/2023 750 744
Dominion Energy Inc
3.07%, 08/15/2024
(g)
200 194
5.40%, 09/15/2023 600 598
3 Month USD LIBOR + 0.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co
1.05%, 06/01/2025 $ 100 $ 92
2.53%, 10/01/2024
(g)
300 289
Duke Energy Corp
0.90%, 09/15/2025 250 227
Emera US Finance LP
0.83%, 06/15/2024 395 372
Entergy Louisiana LLC
0.62%, 11/17/2023 91 88
0.95%, 10/01/2024 500 471
Evergy Inc
2.45%, 09/15/2024 200 191
Eversource Energy
5.45%, 03/01/2028 350 363
Fells Point Funding Trust
3.05%, 01/31/2027
(d)
750 696
Florida Power & Light Co
5.11%, 05/10/2023 200 200
Secured Overnight Financing Rate + 0.25%
Fortis Inc /Canada
3.06%, 10/04/2026 656 616
NextEra Energy Capital Holdings Inc
5.10%, 11/03/2023 800 796
Secured Overnight Financing Rate + 0.40%
6.05%, 03/01/2025 150 153
Public Service Enterprise Group Inc
0.80%, 08/15/2025 400 366
2.88%, 06/15/2024 100 97
Southwestern Electric Power Co
1.65%, 03/15/2026 400 364
Tucson Electric Power Co
3.05%, 03/15/2025 100 97
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
500 461
Xcel Energy Inc
0.50%, 10/15/2023 500 488
1.75%, 03/15/2027 250 224
$ 11,029
Entertainment - 0.75%
Warnermedia Holdings Inc
3.76%, 03/15/2027
(d)
300 283
6.61%, 03/15/2024
(d)
750 752
Secured Overnight Financing Rate + 1.78%
$ 1,035
Food - 1.44%
Nestle Holdings Inc
0.38%, 01/15/2024
(d)
850 821
0.61%, 09/14/2024
(d)
500 472
Pilgrim's Pride Corp
5.88%, 09/30/2027
(d)
700 696
$ 1,989
Forest Products & Paper - 0.27%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 370
Gas - 0.37%
NiSource Inc
0.95%, 08/15/2025 400 364
5.25%, 03/30/2028 150 152
$ 516
Healthcare - Products - 0.36%
PerkinElmer Inc
0.55%, 09/15/2023 500 490
Healthcare - Services - 1.61%
Centene Corp
4.25%, 12/15/2027 750 722
HCA Inc
5.25%, 06/15/2026 1,000 1,001

Schedule of Investments
Short-Term Income Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Humana Inc
0.65%, 08/03/2023 $ 500 $ 493
$ 2,216
Home Builders - 0.14%
DR Horton Inc
2.50%, 10/15/2024 200 191
Home Furnishings - 0.17%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
250 241
Insurance - 3.15%
Athene Global Funding
1.72%, 01/07/2025
(d)
400 372
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
750 745
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
500 451
1.10%, 06/23/2025
(d)
550 505
Markel Corp
3.50%, 11/01/2027 209 199
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
500 489
Metropolitan Life Global Funding I
0.90%, 06/08/2023
(d)
350 347
3.60%, 01/11/2024
(d)
600 590
New York Life Global Funding
2.00%, 01/22/2025
(d)
200 190
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 450
$ 4,338
Internet - 0.33%
eBay Inc
1.40%, 05/10/2026 500 454
Media - 0.35%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 289
Paramount Global
4.75%, 05/15/2025 200 198
$ 487
Mining - 0.46%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 402
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 231
$ 633
Mortgage Backed Securities - 2.18%
CHL Mortgage Pass-Through Trust 2003-46
3.91%, 01/19/2034
(g)
9 8
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(d),(g)
3 3
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
116 101
JP Morgan Mortgage Trust 2004-A3
3.32%, 07/25/2034
(g)
6 5
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 10
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
316 280
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
161 143
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
415 358
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
PHH Mortgage Trust Series 2008-CIM1
6.91%, 06/25/2038 $ 31 $ 27
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
802 702
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
152 136
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
396 344
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
595 513
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(g)
16 16
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
17 16
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
233 200
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
94 84
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
70 61
$ 3,007
Office & Business Equipment - 0.26%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 360
Oil & Gas - 1.01%
Chevron USA Inc
0.43%, 08/11/2023 300 295
0.69%, 08/12/2025 400 367
Exxon Mobil Corp
1.57%, 04/15/2023 150 150
2.99%, 03/19/2025 450 438
Phillips 66
3.85%, 04/09/2025 150 147
$ 1,397
Other Asset Backed Securities - 12.89%
AMMC CLO 15 Ltd
5.91%, 01/15/2032
(d)
600 588
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
5.91%, 10/22/2032
(d)
500 493
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
50 49
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
174 169
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,655 1,461
1.69%, 07/15/2060
(d)
226 205
Dewolf Park CLO Ltd
5.71%, 10/15/2030
(d)
1,500 1,479
1.00 x 3 Month USD LIBOR + 0.92%
Fortress Credit Opportunities XVII CLO Ltd
6.03%, 01/15/2030
(d)
801 790
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
KKR CLO 18 Ltd
5.73%, 07/18/2030
(d)
895 883
1.00 x 3 Month USD LIBOR + 0.94%

Schedule of Investments
Short-Term Income Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
KKR Lending Partners III Clo LLC
6.19%, 10/20/2030
(d)
$ 268 $ 265
1.00 x 3 Month USD LIBOR + 1.38%
6.36%, 10/20/2030
(d)
400 392
1.00 x 3 Month USD LIBOR + 1.55%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
400 400
Lake Shore MM CLO III LLC
6.27%, 10/17/2031
(d)
1,000 979
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
5.76%, 10/21/2030
(d)
498 492
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
5.86%, 11/15/2029
(d)
187 185
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
6.11%, 04/15/2032
(d)
500 494
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(d)
62 62
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
51 46
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
84 81
Oaktree CLO 2019-4 Ltd
5.93%, 10/20/2032
(d)
1,000 978
1.00 x 3 Month USD LIBOR + 1.12%
Palmer Square Loan Funding 2022-1 Ltd
5.68%, 04/15/2030
(d)
448 442
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.06%, 10/20/2031
(d)
398 390
1.00 x 3 Month USD LIBOR + 1.25%
PFS Financing Corp
0.71%, 04/15/2026
(d)
250 238
0.97%, 02/15/2026
(d)
350 337
2.47%, 02/15/2027
(d)
1,000 954
Shackleton 2017-X CLO Ltd
5.70%, 04/20/2029
(d)
362 358
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
5.71%, 12/28/2029
(d)
213 211
1.00 x 3 Month USD LIBOR + 0.90%
TCI-Flatiron CLO 2016-1 Ltd
5.76%, 01/17/2032
(d)
750 741
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
1,500 1,507
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
600 558
Verizon Master Trust
4.49%, 01/22/2029
(g)
700 698
5.23%, 11/22/2027
(g)
550 553
Voya 2012-4 Ltd
5.79%, 10/15/2030
(d)
243 240
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
51 50
$ 17,768
Packaging & Containers - 0.50%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
300 286
1.51%, 04/15/2026
(d)
450 401
$ 687
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 1.69%
AbbVie Inc
2.60%, 11/21/2024 $ 200 $ 193
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
200 198
Bristol-Myers Squibb Co
0.54%, 11/13/2023 300 292
Cigna Group/The
0.61%, 03/15/2024 150 143
1.25%, 03/15/2026 800 725
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 500 489
Novartis Capital Corp
1.75%, 02/14/2025 300 286
$ 2,326
Pipelines - 1.05%
Buckeye Partners LP
4.15%, 07/01/2023 400 397
Energy Transfer LP
4.40%, 03/15/2027 250 243
5.55%, 02/15/2028 400 406
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
100 94
Williams Cos Inc /The
5.40%, 03/02/2026 300 306
$ 1,446
REITs - 2.25%
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 255
5.49%, 03/15/2028
(d)
500 505
Crown Castle Inc
1.35%, 07/15/2025 250 230
CubeSmart LP
4.00%, 11/15/2025 65 63
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 258
4.95%, 04/01/2024 250 247
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 438
1.88%, 07/15/2050
(d)
125 113
2.33%, 07/15/2052
(d)
653 580
2.84%, 01/15/2050
(d)
225 213
Ventas Realty LP
3.50%, 04/15/2024 198 194
$ 3,096
Semiconductors - 0.28%
Microchip Technology Inc
4.33%, 06/01/2023 200 199
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 200 190
$ 389
Software - 0.75%
Oracle Corp
1.65%, 03/25/2026 300 276
Roper Technologies Inc
1.00%, 09/15/2025 300 274
VMware Inc
0.60%, 08/15/2023 500 490
$ 1,040
Student Loan Asset Backed Securities - 5.21%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
71 67
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
80 77
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
145 131
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
290 248

Schedule of Investments
Short-Term Income Account
March 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
$ 278 $ 234
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
358 295
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(d)
165 144
Keycorp Student Loan Trust 2000-b
5.13%, 07/25/2029 3 3
1.00 x 3 Month USD LIBOR + 0.31%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
9 9
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(d)
25 24
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(d)
87 81
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(d)
139 126
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
144 128
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(d)
161 144
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(d)
105 96
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(d)
110 96
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(d)
815 712
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
139 122
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
358 304
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
381 321
Navient Private Education Refi Loan Trust
2022-A
2.23%, 07/15/2070
(d)
215 193
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
614 556
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
194 174
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
387 350
SLM Private Credit Student Loan Trust 2004-A
5.27%, 06/15/2033 44 42
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
5.20%, 03/15/2024 20 20
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
5.16%, 06/15/2039 391 364
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
5.07%, 12/15/2039 156 145
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
167 144
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
383 341
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
$ 688 $ 615
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
505 459
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
429 415
$ 7,180
Telecommunications - 2.24%
AT&T Inc
1.70%, 03/25/2026 600 552
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
100 96
4.24%, 07/15/2048
(d)
290 274
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(d)
575 570
5.15%, 03/20/2028
(d)
1,000 994
Verizon Communications Inc
5.63%, 03/20/2026 600 596
Secured Overnight Financing Rate + 0.79%
$ 3,082
Transportation - 0.50%
Canadian Pacific Railway Co
1.35%, 12/02/2024 350 330
Ryder System Inc
1.75%, 09/01/2026 400 359
$ 689
Trucking & Leasing - 0.14%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
200 195
TOTAL BONDS $ 121,603
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8.63%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
4.10%, 09/01/2035 $ 5 $ 5
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .02%
3.81%, 08/01/2034 2 2
1.00 x 12 Month USD LIBOR + 1.63%
3.83%, 07/01/2034 3 3
1.00 x 12 Month USD LIBOR + 1.58%
3.94%, 02/01/2037 8 8
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.07%
4.02%, 12/01/2032 3 3
1.00 x 12 Month USD LIBOR + 1.64%
4.12%, 01/01/2035 3 3
1.00 x 12 Month USD LIBOR + 1.75%
4.31%, 02/01/2035 2 2
1.00 x 6 Month USD LIBOR + 2.06%
4.79%, 04/01/2033 7 7
1.00 x 6 Month USD LIBOR + 1.51%
$ 28
U.S. Treasury - 8.61%
0.63%, 03/31/2027 3,200 2,837
1.25%, 11/30/2026 500 457
1.88%, 08/31/2024 500 483
2.25%, 11/15/2027 2,750 2,587
2.38%, 05/15/2027 5,800 5,509
$ 11,873
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 11,906
Total Investments $ 137,514
Other Assets and Liabilities -  0.27% 377
TOTAL NET ASSETS - 100.00% $ 137,891

Schedule of Investments
Short-Term Income Account
March 31, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $255 or
0.18% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $67,821 or 49.18% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $248 or 0.18% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security is an Interest Only Strip.
Portfolio Summary
Sector Percent
Asset Backed Securities 26.06%
Financial 21.82%
Mortgage Securities 12.70%
Government 8.61%
Utilities 8.37%
Consumer, Non-cyclical 7.34%
Communications 2.92%
Money Market Funds 2.91%
Technology 2.65%
Energy 2.06%
Industrial 1.54%
Basic Materials 1.39%
Consumer, Cyclical 1.36%
Other Assets and Liabilities
0.27%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 755 $ 12,383 $ 9,388 $ 3,750
$ 755 $ 12,383 $ 9,388 $ 3,750
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 29 $ — $ — $ —
$ 29 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; June 2023 Long 70 $ 7,666 $ 150
Total $ 150
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .35 % Shares Held Value (000's)
Money Market Funds - 0 .35%
BlackRock Liquidity FedFund - Institutional
Class 4.72%
(a),(b)
15,000 $ 15
Principal Government Money Market Fund -
Class R-6 4.72%
(a),(c)
575,831 576
$ 591
TOTAL INVESTMENT COMPANIES $ 591
COMMON STOCKS - 99 .85 % Shares Held Value (000's)
Aerospace & Defense - 1 .25%
AAR Corp
(d)
39,000 $ 2,127
Agriculture - 1 .47%
Darling Ingredients Inc
(d)
34,000 1,986
Vital Farms Inc
(d)
34,200 523
$ 2,509
Airlines - 0 .25%
Sun Country Airlines Holdings Inc
(d)
21,200 435
Automobile Parts & Equipment - 0 .96%
Visteon Corp
(d)
10,400 1,631
Banks - 8 .07%
Ameris Bancorp 40,500 1,482
Bancorp Inc/The
(d)
45,300 1,262
CVB Financial Corp 33,000 550
Enterprise Financial Services Corp 22,400 999
First Interstate BancSystem Inc 35,000 1,045
First Merchants Corp 27,200 896
FNB Corp/PA 138,100 1,602
Independent Bank Corp 4,102 269
Independent Bank Corp/MI 19,700 350
Lakeland Bancorp Inc 23,800 372
Popular Inc 16,700 959
Sandy Spring Bancorp Inc 17,100 444
United Community Banks Inc/GA 65,220 1,834
Webster Financial Corp 43,108 1,699
$ 13,763
Biotechnology - 3 .49%
Allogene Therapeutics Inc
(d)
26,100 129
Cellectis SA ADR
(d)
74,600 144
Denali Therapeutics Inc
(d)
27,000 622
Design Therapeutics Inc
(d)
26,100 151
Immunocore Holdings PLC ADR
(d)
17,500 865
Insmed Inc
(d)
49,600 846
Iovance Biotherapeutics Inc
(d)
67,400 412
MacroGenics Inc
(d)
28,500 204
Olink Holding AB ADR
(d)
34,200 770
Seagen Inc
(d)
8,900 1,802
$ 5,945
Building Materials - 2 .04%
Modine Manufacturing Co
(d)
56,700 1,307
Summit Materials Inc
(d)
37,022 1,055
Trex Co Inc
(d)
22,900 1,114
$ 3,476
Chemicals - 0 .99%
Koppers Holdings Inc 27,100 948
Livent Corp
(d)
34,400 747
$ 1,695
Commercial Services - 3 .91%
ABM Industries Inc 30,584 1,374
AMN Healthcare Services Inc
(d)
12,400 1,029
Cross Country Healthcare Inc
(d)
49,200 1,098
First Advantage Corp
(d)
35,900 501
Flywire Corp
(d)
34,900 1,025
ICF International Inc 9,700 1,064
Medifast Inc 5,500 570
$ 6,661
Computers - 2 .19%
ExlService Holdings Inc
(d)
15,700 2,541
Parsons Corp
(d)
26,800 1,199
$ 3,740
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .54%
Central Garden & Pet Co - A Shares
(d)
23,520 $ 919
Cosmetics & Personal Care - 0 .61%
Beauty Health Co/The
(d)
82,100 1,037
Distribution & Wholesale - 2 .29%
Core & Main Inc
(d)
25,403 587
Titan Machinery Inc
(d)
31,800 968
WESCO International Inc 15,200 2,349
$ 3,904
Diversified Financial Services - 3 .73%
Encore Capital Group Inc
(d)
31,600 1,594
Focus Financial Partners Inc
(d)
25,771 1,337
Janus Henderson Group PLC 23,200 618
Lazard Ltd 15,700 520
Moelis & Co 11,100 427
Stifel Financial Corp 20,300 1,199
StoneX Group Inc
(d)
6,453 668
$ 6,363
Electric - 2 .29%
Brookfield Renewable Corp 44,700 1,562
Portland General Electric Co 47,800 2,337
$ 3,899
Electrical Components & Equipment - 1 .30%
EnerSys 25,500 2,215
Electronics - 4 .68%
Advanced Energy Industries Inc 26,000 2,548
Atkore Inc
(d)
16,700 2,346
Mirion Technologies Inc - Warrants
(d)
45,150 72
TD SYNNEX Corp 15,000 1,452
Vishay Intertechnology Inc 68,600 1,552
$ 7,970
Energy - Alternate Sources - 0 .52%
Array Technologies Inc
(d)
40,500 886
Engineering & Construction - 2 .33%
Dycom Industries Inc
(d)
24,630 2,307
MYR Group Inc
(d)
13,200 1,663
$ 3,970
Entertainment - 2 .68%
Caesars Entertainment Inc
(d)
27,700 1,352
Golden Entertainment Inc
(d)
42,100 1,832
Vail Resorts Inc 5,900 1,379
$ 4,563
Food - 1 .27%
Performance Food Group Co
(d)
35,918 2,167
Gas - 1 .07%
Southwest Gas Holdings Inc 29,300 1,830
Hand & Machine Tools - 0 .73%
Regal Rexnord Corp 8,800 1,238
Healthcare - Products - 3 .81%
Adaptive Biotechnologies Corp
(d)
49,400 436
Castle Biosciences Inc
(d)
47,100 1,070
Exact Sciences Corp
(d)
13,900 943
Natera Inc
(d)
41,499 2,304
Nevro Corp
(d)
19,400 701
STAAR Surgical Co
(d)
16,400 1,049
$ 6,503
Healthcare - Services - 2 .94%
Addus HomeCare Corp
(d)
17,600 1,879
Amedisys Inc
(d)
16,400 1,206
Aveanna Healthcare Holdings Inc
(d)
93,400 97
LifeStance Health Group Inc
(d)
126,600 941
Syneos Health Inc
(d)
24,800 883
$ 5,006
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
21,550 —
Home Builders - 1 .44%
Taylor Morrison Home Corp
(d)
64,000 2,449

Schedule of Investments
SmallCap Account
March 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 2 .69%
CNO Financial Group Inc 40,100 $ 890
Essent Group Ltd 12,500 501
Hanover Insurance Group Inc/The 12,735 1,636
Lincoln National Corp 13,400 301
Primerica Inc 7,300 1,257
$ 4,585
Internet - 0 .08%
Lulu's Fashion Lounge Holdings Inc
(d),(e)
57,200 136
Iron & Steel - 1 .15%
Commercial Metals Co 40,200 1,966
Leisure Products & Services - 1 .17%
Life Time Group Holdings Inc
(d)
98,348 1,570
Lindblad Expeditions Holdings Inc
(d)
45,300 433
$ 2,003
Lodging - 0 .09%
Sonder Holdings Inc
(d)
207,000 157
Machinery - Diversified - 2 .10%
Chart Industries Inc
(d)
18,700 2,345
Zurn Elkay Water Solutions Corp 57,600 1,230
$ 3,575
Media - 1 .43%
World Wrestling Entertainment Inc 26,800 2,446
Mining - 0 .56%
Alcoa Corp 11,620 495
Piedmont Lithium Inc
(d)
7,800 468
$ 963
Miscellaneous Manufacturers - 0 .79%
Hillenbrand Inc 28,300 1,345
Oil & Gas - 3 .48%
California Resources Corp 50,000 1,925
Chord Energy Corp 5,000 673
Gulfport Energy Corp
(d)
14,500 1,160
PDC Energy Inc 34,000 2,182
$ 5,940
Oil & Gas Services - 2 .27%
ChampionX Corp 82,600 2,241
NexTier Oilfield Solutions Inc
(d)
204,600 1,627
$ 3,868
Packaging & Containers - 1 .14%
Graphic Packaging Holding Co 76,400 1,947
Pharmaceuticals - 1 .76%
Collegium Pharmaceutical Inc
(d)
48,800 1,171
Dexcom Inc
(d)
8,400 976
PMV Pharmaceuticals Inc
(d)
32,400 154
Prometheus Biosciences Inc
(d)
6,500 698
$ 2,999
REITs - 6 .35%
Agree Realty Corp 35,900 2,463
Cousins Properties Inc 57,201 1,223
First Industrial Realty Trust Inc 45,400 2,415
Ladder Capital Corp 73,300 693
Pebblebrook Hotel Trust 129,820 1,823
Rexford Industrial Realty Inc 37,000 2,207
$ 10,824
Retail - 5 .26%
BJ's Wholesale Club Holdings Inc
(d)
32,200 2,450
Bloomin' Brands Inc 63,200 1,621
Caleres Inc 80,500 1,741
Petco Health & Wellness Co Inc
(d)
51,150 460
Portillo's Inc
(d)
42,000 898
Sally Beauty Holdings Inc
(d)
67,100 1,045
World Fuel Services Corp 29,100 744
$ 8,959
Savings & Loans - 0 .49%
Provident Financial Services Inc 43,300 831
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 2 .88%
Allegro MicroSystems Inc
(d)
59,400 $ 2,851
Entegris Inc 12,700 1,041
SiTime Corp
(d)
7,100 1,010
$ 4,902
Software - 7 .91%
Aspen Technology Inc
(d)
3,344 765
Bentley Systems Inc 9,400 404
Concentrix Corp 16,000 1,945
DigitalOcean Holdings Inc
(d)
27,300 1,069
DoubleVerify Holdings Inc
(d)
33,300 1,004
Doximity Inc
(d)
17,700 573
Jamf Holding Corp
(d)
27,500 534
Manhattan Associates Inc
(d)
17,400 2,695
Privia Health Group Inc
(d)
65,300 1,803
Progress Software Corp 18,900 1,086
Sophia Genetics SA
(d)
24,901 124
Sprout Social Inc
(d)
24,200 1,473
$ 13,475
Telecommunications - 0 .29%
Credo Technology Group Holding Ltd
(d)
52,175 492
Transportation - 1 .11%
Hub Group Inc
(d)
14,000 1,175
Teekay Tankers Ltd
(d)
16,700 717
$ 1,892
TOTAL COMMON STOCKS $ 170,206
Total Investments $ 170,797
Other Assets and Liabilities -  (0.20)% (344)
TOTAL NET ASSETS - 100.00% $ 170,453
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $15 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $14 or 0.01% of net assets.
Portfolio Summary
Sector Percent
Financial 21 .33%
Consumer, Non-cyclical 19 .80%
Industrial 17 .47%
Consumer, Cyclical 14 .14%
Technology 12 .98%
Energy 6 .27%
Utilities 3 .36%
Basic Materials 2 .70%
Communications 1 .80%
Money Market Funds 0 .35%
Diversified 0 .00%
Other Assets and Liabilities
( 0 .20 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
March 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 163 $ 6,950 $ 6,537 $ 576
$ 163 $ 6,950 $ 6,537 $ 576
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 14 $ — $ — $ —
$ 14 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap Buffer April Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 60.39% Shares Held Value (000's)
Exchange-Traded Funds - 60.39%
iShares Core S&P 500 ETF 29,163 $ 11,988
SPDR Portfolio S&P 500 ETF 64,761 3,118
SPDR S&P 500 ETF Trust 5,857 2,398
Vanguard S&P 500 ETF 9,563 3,597
$ 21,101
TOTAL INVESTMENT COMPANIES $ 21,101
TOTAL PURCHASED OPTIONS - 12.60% $ 4,401
Total Investments $ 25,502
Other Assets and Liabilities -  27.01% 9,439
TOTAL NET ASSETS - 100.00% $ 34,941
Portfolio Summary
Sector Percent
Investment Companies 60.39%
Purchased Options 12.60%
Other Assets and Liabilities
27.01%
TOTAL NET ASSETS
100.00%
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 72 $ 7 $ 4.11 03/29/2024 $ 2,889 $ 2,889 $ —
Put - S&P 500 Mini Index
(a)
N/A 593 59 $ 410.93 03/29/2024 1,520 1,512 (8)
Total $ 4,409 $ 4,401 $ (8)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 167 $ 17 $ 452.02 03/29/2024 $ (274) $ (273) $ 1
Put - S&P 500 Mini Index
(a)
N/A 593 59 $ 369.84 03/29/2024 (874) (881) (7)
Total $ (1,148) $ (1,154) $ (6)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer January Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 96 .75 % Shares Held Value (000's)
Exchange-Traded Funds - 96 .75%
iShares Core S&P 500 ETF 31,556 $ 12,972
SPDR Portfolio S&P 500 ETF
(a)
70,118 3,376
SPDR S&P 500 ETF Trust
(a)
6,324 2,589
Vanguard S&P 500 ETF
(a)
10,339 3,888
$ 22,825
Money Market Funds - 0 .00%
Principal Government Money Market Fund -
Class R-6 4.72%
(b),(c)
100 —
TOTAL INVESTMENT COMPANIES $ 22,825
TOTAL PURCHASED OPTIONS - 17.42% $ 4,110
Total Investments $ 26,935
Other Assets and Liabilities -  (14.17)% (3,343)
TOTAL NET ASSETS - 100.00% $ 23,592
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $10,497 or 44.50% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary
Sector Percent
Investment Companies 96 .75%
Purchased Options 17 .42%
Money Market Funds 0 .00%
Other Assets and Liabilities
( 14 .17 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 26,061 $ 4,281 $ 30,342 $ —
$ 26,061 $ 4,281 $ 30,342 $ —
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 78 $ 8 $ 3 .84 01/02/2024 $ 2,961 $ 3,138 $ 177
Put - S&P 500 Mini Index
(a)
N/A 642 64 $ 383 .95 01/02/2024 1,749 972 (777)
Total $ 4,710 $ 4,110 $ (600)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 182 $ 18 $ 422 .35 01/02/2024 $ (405) $ (463) $ (58)
Put - S&P 500 Mini Index
(a)
N/A 642 64 $ 345 .56 01/02/2024 (1,023) (521) 502
Total $ (1,428) $ (984) $ 444
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer July Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 91 .64 % Shares Held Value (000's)
Exchange-Traded Funds - 91 .57%
iShares Core S&P 500 ETF
(a)
32,339 $ 13,294
SPDR Portfolio S&P 500 ETF
(a)
71,947 3,464
SPDR S&P 500 ETF Trust
(a)
6,467 2,648
Vanguard S&P 500 ETF
(a)
10,588 3,982
$ 23,388
Money Market Funds - 0 .07%
Principal Government Money Market Fund -
Class R-6 4.72%
(b),(c)
19,086 19
TOTAL INVESTMENT COMPANIES $ 23,407
TOTAL PURCHASED OPTIONS - 14.40% $ 3,679
Total Investments $ 27,086
Other Assets and Liabilities -  (6.04)% (1,542)
TOTAL NET ASSETS - 100.00% $ 25,544
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $10,223 or 40.02% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary
Sector Percent
Investment Companies 91 .57%
Purchased Options 14 .40%
Money Market Funds 0 .07%
Other Assets and Liabilities
( 6 .04 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ 1 $ 2,155 $ 2,137 $ 19
$ 1 $ 2,155 $ 2,137 $ 19
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 82 $ 8 $ 3 .79 07/03/2023 $ 3,143 $ 3,324 $ 181
Put - S&P 500 Mini Index
(a)
N/A 655 66 $ 378 .54 07/03/2023 1,883 355 (1,528)
Total $ 5,026 $ 3,679 $ (1,347)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 217 $ 22 $ 416 .39 07/03/2023 $ (495) $ (292) $ 203
Put - S&P 500 Mini Index
(a)
N/A 655 66 $ 340 .69 07/03/2023 (1,139) (117) 1,022
Total $ (1,634) $ (409) $ 1,225
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer October Account
March 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 89 .43 % Shares Held Value (000's)
Exchange-Traded Funds - 89 .43%
iShares Core S&P 500 ETF
(a)
20,700 $ 8,509
SPDR Portfolio S&P 500 ETF 45,990 2,214
SPDR S&P 500 ETF Trust 4,128 1,690
Vanguard S&P 500 ETF 6,758 2,542
$ 14,955
Money Market Funds - 0 .00%
Principal Government Money Market Fund -
Class R-6 4.72%
(b),(c)
100 —
TOTAL INVESTMENT COMPANIES $ 14,955
TOTAL PURCHASED OPTIONS - 15.50% $ 2,592
Total Investments $ 17,547
Other Assets and Liabilities -  (4.93)% (824)
TOTAL NET ASSETS - 100.00% $ 16,723
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $7,112 or 42.53% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary
Sector Percent
Investment Companies 89 .43%
Purchased Options 15 .50%
Money Market Funds 0 .00%
Other Assets and Liabilities
( 4 .93 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales March 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.72% $ — $ 1,165 $ 1,165 $ —
$ — $ 1,165 $ 1,165 $ —
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.72% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 57 $ 6 $ 3 .59 10/02/2023 $ 2,070 $ 2,304 $ 234
Put - S&P 500 Mini Index
(a)
N/A 425 43 $ 358 .56 10/02/2023 1,163 288 (875)
Total $ 3,233 $ 2,592 $ (641)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 107 $ 11 $ 394 .42 10/02/2023 $ (306) $ (394) $ (88)
Put - S&P 500 Mini Index
(a)
N/A 425 43 $ 322 .70 10/02/2023 (719) (141) 578
Total $ (1,025) $ (535) $ 490
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
March 31, 2023 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

March 31, 2023 (unaudited)

Security Valuation.
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility
Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income
Account, Government & High Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap
S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account,
Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account,
Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities
Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income
Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account and SmallCap Account known as "the Funds”, may invest in other series of Principal Variable Contracts Funds, Inc. (the “Fund”) and Principal Funds, Inc. and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation. The Funds value securities, including exchange-traded fund, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset value are reflected in the Funds’ net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invests in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset value, for example weekends and other customary national U.S. holidays, the Funds net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

March 31, 2023 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of March 31, 2023 in valuing the Funds’ securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 10,222 $ — $ — $ 10,222
Investment Companies 17 — — 17
Total investments in securities $ 10,239 $ — $ — $ 10,239
Bond Market Index Account
Bonds* — 704,476 — 704,476
Investment Companies 57,465 — — 57,465
Municipal Bonds* — 13,449 — 13,449
U.S. Government & Government Agency Obligations* — 1,604,873 — 1,604,873
Total investments in securities $ 57,465 $ 2,322,798 $ — $ 2,380,263

March 31, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Bonds* $ — $ 97,721 $ 1 $ 97,722
Investment Companies 4,593 — — 4,593
Senior Floating Rate Interests* — 1,542 — 1,542
U.S. Government & Government Agency Obligations* — 112,853 — 112,853
Total investments in securities $ 4,593 $ 212,116 $ 1 $ 216,710
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 7 — 7
Interest Rate Contracts
Futures** 131 — — 131
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (118) — (118)
Interest Rate Contracts
Futures** (96) — — (96)
Diversified Balanced Account
Investment Companies 761,998 — — 761,998
Total investments in securities $ 761,998 $ — $ — $ 761,998
Diversified Balanced Managed Volatility Account
Investment Companies 142,122 — — 142,122
Total investments in securities $ 142,122 $ — $ — $ 142,122
Diversified Balanced Volatility Control Account
Investment Companies 216,750 — — 216,750
Total investments in securities $ 216,750 $ — $ — $ 216,750
Diversified Growth Account
Investment Companies 3,116,390 — — 3,116,390
Total investments in securities $ 3,116,390 $ — $ — $ 3,116,390
Diversified Growth Managed Volatility Account
Investment Companies 298,976 — — 298,976
Total investments in securities $ 298,976 $ — $ — $ 298,976
Diversified Growth Volatility Control Account
Investment Companies 1,269,408 — — 1,269,408
Total investments in securities $ 1,269,408 $ — $ — $ 1,269,408
Diversified Income Account
Investment Companies 256,320 — — 256,320
Total investments in securities $ 256,320 $ — $ — $ 256,320
Diversified International Account
Common Stocks
Basic Materials 4,308 8,045 — 12,353
Communications 2,711 2,420 — 5,131
Consumer, Cyclical 12,036 29,742 — 41,778
Consumer, Non-cyclical 2,541 42,239 — 44,780
Energy 5,842 7,720 — 13,562
Financial 12,204 42,087 — 54,291
Industrial 5,285 27,025 — 32,310
Technology 922 33,365 — 34,287
Utilities — 3,872 — 3,872
Investment Companies 15,242 — — 15,242
Total investments in securities $ 61,091 $ 196,515 $ — $ 257,606

March 31, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Equity Income Account
Common Stocks* $ 647,578 $ — $ — $ 647,578
Investment Companies 12,332 — — 12,332
Total investments in securities $ 659,910 $ — $ — $ 659,910
Global Emerging Markets Account
Common Stocks
Basic Materials 1,271 2,116 — 3,387
Communications 1,654 10,246 — 11,900
Consumer, Cyclical 1,752 6,425 — 8,177
Consumer, Non-cyclical 1,088 6,929 — 8,017
Energy 488 3,696 — 4,184
Financial 1,883 9,982 — 11,865
Industrial 735 4,883 — 5,618
Technology 1,074 12,349 — 13,423
Utilities — 567 — 567
Investment Companies 1,387 — — 1,387
Preferred Stocks
Consumer, Cyclical — 473 — 473
Financial — 13 — 13
Total investments in securities $ 11,332 $ 57,679 $ — $ 69,011
Government & High Quality Bond Account
Bonds* — 14,451 — 14,451
Investment Companies 3,936 — — 3,936
U.S. Government & Government Agency Obligations* — 122,603 — 122,603
Total investments in securities $ 3,936 $ 137,054 $ — $ 140,990
Derivative Assets
Interest Rate Contracts
Futures** 374 — — 374
Derivative Liabilities
Interest Rate Contracts
Futures** (117) — — (117)
LargeCap Growth Account I
Common Stocks
Basic Materials 461 — — 461
Communications 80,536 — — 80,536
Consumer, Cyclical 31,092 — — 31,092
Consumer, Non-cyclical 122,740 — — 122,740
Energy 684 — — 684
Financial 33,079 — — 33,079
Industrial 21,145 — — 21,145
Technology 182,115 — 123 182,238
Utilities 20 — — 20
Convertible Preferred Stocks
Basic Materials — — 154 154
Consumer, Cyclical — — 117 117
Technology — — 427 427
Investment Companies 7,331 — — 7,331
Total investments in securities $ 479,203 $ — $ 821 $ 480,024
Derivative Assets
Equity Contracts
Futures** 119 — — 119
LargeCap S&P 500 Index Account
Common Stocks* 2,637,865 — — 2,637,865
Investment Companies 54,756 — — 54,756
Total investments in securities $ 2,692,621 $ — $ — $ 2,692,621
Derivative Assets
Equity Contracts
Futures** 1,993 — — 1,993

March 31, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* $ 173,168 $ — $ — $ 173,168
Investment Companies 12,737 — — 12,737
Purchased Options — 552 — 552
Total investments in securities $ 185,905 $ 552 $ — $ 186,457
Derivative Assets
Equity Contracts
Futures** 163 — — 163
Derivative Liabilities
Equity Contracts
Written Options — (270) — (270)
MidCap Account
Common Stocks
Basic Materials 5,783 58 — 5,841
Communications 27,267 — — 27,267
Consumer, Cyclical 163,789 — — 163,789
Consumer, Non-cyclical 56,427 — — 56,427
Financial 141,280 — — 141,280
Industrial 99,271 — — 99,271
Technology 74,183 — — 74,183
Utilities 21,152 — — 21,152
Investment Companies 776 — — 776
Total investments in securities $ 589,928 $ 58 $ — $ 589,986
Principal Capital Appreciation Account
Common Stocks
Basic Materials 4,084 — — 4,084
Communications 19,766 — — 19,766
Consumer, Cyclical 17,797 — — 17,797
Consumer, Non-cyclical 28,615 — — 28,615
Energy 6,957 — — 6,957
Financial 26,594 — — 26,594
Industrial 11,745 1,425 — 13,170
Technology 37,798 — — 37,798
Utilities 5,018 — — 5,018
Investment Companies 2,638 — — 2,638
Total investments in securities $ 161,012 $ 1,425 $ — $ 162,437
Principal LifeTime 2010 Account
Investment Companies 33,511 — — 33,511
Total investments in securities $ 33,511 $ — $ — $ 33,511
Principal LifeTime 2020 Account
Investment Companies 151,807 — — 151,807
Total investments in securities $ 151,807 $ — $ — $ 151,807
Principal LifeTime 2030 Account
Investment Companies 237,988 — — 237,988
Total investments in securities $ 237,988 $ — $ — $ 237,988
Principal LifeTime 2040 Account
Investment Companies 124,672 — — 124,672
Total investments in securities $ 124,672 $ — $ — $ 124,672
Principal LifeTime 2050 Account
Investment Companies 60,533 — — 60,533
Total investments in securities $ 60,533 $ — $ — $ 60,533

March 31, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2060 Account
Investment Companies $ 16,002 $ — $ — $ 16,002
Total investments in securities $ 16,002 $ — $ — $ 16,002
Principal LifeTime Strategic Income Account
Investment Companies 23,864 — — 23,864
Total investments in securities $ 23,864 $ — $ — $ 23,864
Real Estate Securities Account
Common Stocks* 134,729 — — 134,729
Investment Companies 147 — — 147
Total investments in securities $ 134,876 $ — $ — $ 134,876
SAM Balanced Portfolio
Investment Companies 577,872 — — 577,872
Total investments in securities $ 577,872 $ — $ — $ 577,872
SAM Conservative Balanced Portfolio
Investment Companies 162,901 — — 162,901
Total investments in securities $ 162,901 $ — $ — $ 162,901
SAM Conservative Growth Portfolio
Investment Companies 360,722 — — 360,722
Total investments in securities $ 360,722 $ — $ — $ 360,722
SAM Flexible Income Portfolio
Investment Companies 143,756 — — 143,756
Total investments in securities $ 143,756 $ — $ — $ 143,756
SAM Strategic Growth Portfolio
Investment Companies 354,706 — — 354,706
Total investments in securities $ 354,706 $ — $ — $ 354,706
Short-Term Income Account
Bonds* — 121,603 — 121,603
Investment Companies 4,005 — — 4,005
U.S. Government & Government Agency Obligations* — 11,906 — 11,906
Total investments in securities $ 4,005 $ 133,509 $ — $ 137,514
Derivative Assets
Interest Rate Contracts
Futures** 150 — — 150
SmallCap Account
Common Stocks* 170,206 — — 170,206
Investment Companies 591 — — 591
Total investments in securities $ 170,797 $ — $ — $ 170,797
U.S. LargeCap Buffer April Account
Investment Companies 21,101 — — 21,101
Purchased Options — 4,401 — 4,401
Total investments in securities $ 21,101 $ 4,401 $ — $ 25,502
Derivative Liabilities
Equity Contracts
Written Options — (1,154) — (1,15 4)
U.S. LargeCap Buffer January Account
Investment Companies 22,825 — — 22,825
Purchased Options — 4,110 — 4,110
Total investments in securities $ 22,825 $ 4,110 $ — $ 26,935

March 31, 2023 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no purchases, sales, or transfers into or out of Level 3.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
U.S. LargeCap Buffer January Account (continued)
Derivative Liabilities
Equity Contracts
Written Options $ — $ (984) $ — $ (984)
U.S. LargeCap Buffer July Account
Investment Companies 23,407 — — 23,407
Purchased Options — 3,679 — 3,679
Total investments in securities $ 23,407 $ 3,679 $ — $ 27,086
Derivative Liabilities
Equity Contracts
Written Options — (409) — (409)
U.S. LargeCap Buffer October Account
Investment Companies 14,955 — — 14,955
Purchased Options — 2,592 — 2,592
Total investments in securities $ 14,955 $ 2,592 $ — $ 17,547
Derivative Liabilities
Equity Contracts
Written Options — (535) — (535)